UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
September 30, 2022
MFS® Municipal Series Trust
For the states of:
Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
MSTA-SEM

MFS® Municipal Series Trust
For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ousting of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
November 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Alabama Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	19.0%
Water & Sewer Utility Revenue	14.4%
General Obligations - General Purpose	12.9%
Healthcare Revenue - Hospitals	12.3%
Sales & Excise Tax Revenue	10.0%
Composition including fixed income credit quality (a)(i)
AAA	2.6%
AA	37.7%
A	43.6%
BBB	5.7%
BB	1.0%
B	0.6%
CC	0.1%
D	0.6%
Not Rated	7.2%
Cash & Cash Equivalents	0.9%
Portfolio facts
Average Duration (d)	9.1
Average Effective Maturity (m)	15.4 yrs.
Jurisdiction (i)
Alabama	81.8%
Puerto Rico	5.5%
California	1.4%
Illinois	1.2%
New Jersey	1.1%
New York	0.8%
Guam	0.8%
South Carolina	0.7%
Texas	0.7%
North Carolina	0.6%
Arkansas	0.6%
Colorado	0.6%
Tennessee	0.5%
Pennsylvania	0.5%
Virginia	0.5%
Massachusetts	0.4%
Maryland	0.3%
New Hampshire	0.3%
Connecticut	0.2%
Wisconsin	0.1%
Iowa	0.1%
Michigan	0.1%
Indiana	0.1%
Ohio	0.1%
U.S. Virgin Islands	0.1%
Minnesota (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS Arkansas Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	16.6%
Sales & Excise Tax Revenue	16.5%
Water & Sewer Utility Revenue	12.5%
Healthcare Revenue - Hospitals	11.4%
General Obligations - Schools	8.5%
Composition including fixed income credit quality (a)(i)
AAA	0.5%
AA	50.7%
A	24.7%
BBB	8.5%
BB	1.9%
D	0.6%
Not Rated	9.1%
Cash & Cash Equivalents	4.0%
Portfolio facts
Average Duration (d)	8
Average Effective Maturity (m)	15.4 yrs.
Jurisdiction (i)
Arkansas	72.6%
Puerto Rico	4.7%
New Jersey	2.9%
Illinois	2.3%
Massachusetts	1.9%
Texas	1.4%
Guam	1.2%
California	1.2%
Pennsylvania	0.8%
Washington DC	0.8%
Connecticut	0.8%
New York	0.7%
Maryland	0.7%
Ohio	0.6%
Colorado	0.6%
North Carolina	0.5%
Virginia	0.5%
Michigan	0.4%
Iowa	0.4%
Wisconsin	0.3%
South Carolina	0.3%
New Hampshire	0.3%
Indiana	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS California Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - Schools	15.2%
Healthcare Revenue - Hospitals	13.4%
Airport Revenue	7.8%
Tax Assessment	7.7%
State & Local Agencies	5.9%
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	32.2%
A	27.1%
BBB	17.8%
BB	2.7%
B	0.3%
D	0.6%
Not Rated	16.5%
Cash & Cash Equivalents	1.6%
Portfolio facts
Average Duration (d)	9.9
Average Effective Maturity (m)	18.3 yrs.
Jurisdiction (i)
California	90.1%
Puerto Rico	5.1%
Illinois	0.6%
Guam	0.6%
Pennsylvania	0.5%
Wisconsin	0.3%
New Jersey	0.3%
New Hampshire	0.3%
Virginia	0.3%
Texas	0.1%
Ohio	0.1%
Minnesota	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Georgia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	20.9%
Healthcare Revenue - Hospitals	13.7%
Utilities - Municipal Owned	9.2%
Water & Sewer Utility Revenue	8.7%
General Obligations - Schools	7.7%
Composition including fixed income credit quality (a)(i)
AAA	5.2%
AA	41.5%
A	35.5%
BBB	8.3%
BB	1.0%
CC	0.1%
D	0.7%
Not Rated	7.3%
Cash & Cash Equivalents	0.4%
Portfolio facts
Average Duration (d)	9.1
Average Effective Maturity (m)	16.1 yrs.
Jurisdiction (i)
Georgia	76.9%
Puerto Rico	5.3%
New York	2.5%
California	1.8%
Massachusetts	1.7%
Illinois	1.5%
New Jersey	1.5%
South Carolina	1.1%
Virginia	1.0%
Texas	0.8%
Guam	0.8%
Arkansas	0.6%
North Carolina	0.6%
Pennsylvania	0.6%
Connecticut	0.5%
Ohio	0.4%
Iowa	0.4%
Maryland	0.3%
New Hampshire	0.3%
Wisconsin	0.3%
Washington DC	0.2%
Michigan	0.2%
Indiana	0.1%
Colorado	0.1%
Minnesota	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS Maryland Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	22.9%
Healthcare Revenue - Hospitals	15.1%
State & Local Agencies	5.7%
Multi-family Housing	5.6%
Universities - Colleges	5.0%
Composition including fixed income credit quality (a)(i)
AAA	23.2%
AA	24.1%
A	18.7%
BBB	10.3%
BB	0.8%
B	0.2%
CCC	0.1%
D	0.5%
Not Rated	9.6%
Cash & Cash Equivalents	12.5%
Portfolio facts
Average Duration (d)	7.0
Average Effective Maturity (m)	14.0 yrs.
Jurisdiction (i)
Maryland	70.0%
Puerto Rico	3.7%
New York	2.3%
Washington DC	2.2%
Illinois	1.8%
California	1.5%
New Jersey	0.7%
Guam	0.6%
Georgia	0.6%
Tennessee	0.5%
Pennsylvania	0.5%
Colorado	0.5%
South Carolina	0.4%
Texas	0.4%
Virginia	0.3%
Iowa	0.3%
Massachusetts	0.3%
New Hampshire	0.2%
Connecticut	0.2%
Indiana	0.2%
Wisconsin	0.1%
Michigan	0.1%
Ohio	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Massachusetts Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.9%
General Obligations - General Purpose	16.3%
Healthcare Revenue - Hospitals	14.3%
Airport Revenue	6.7%
Sales & Excise Tax Revenue	5.6%
Composition including fixed income credit quality (a)(i)
AAA	4.7%
AA	43.9%
A	17.4%
BBB	15.2%
BB	1.7%
CC	0.1%
D	0.6%
Not Rated	8.1%
Cash & Cash Equivalents	8.3%
Portfolio facts
Average Duration (d)	8.4
Average Effective Maturity (m)	16.1 yrs.
Jurisdiction (i)
Massachusetts	79.2%
Puerto Rico	4.1%
California	2.0%
Illinois	1.0%
New Jersey	1.0%
New York	0.7%
Texas	0.6%
Connecticut	0.6%
Guam	0.5%
Colorado	0.4%
Pennsylvania	0.3%
Maryland	0.3%
New Hampshire	0.3%
Wisconsin	0.3%
Virginia	0.2%
Washington DC	0.1%
Ohio	0.1%
Minnesota (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
7

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2022 through September 30, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022 through September 30, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS ALABAMA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.90%	$1,000.00	$909.72	$4.31
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$905.37	$7.88
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$910.21	$3.11
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.57%	$1,000.00	$910.57	$2.73
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
8

Expense Tables - continued
MFS ARKANSAS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.70%	$1,000.00	$916.55	$3.36
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
B	Actual	1.45%	$1,000.00	$913.21	$6.95
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
I	Actual	0.60%	$1,000.00	$917.37	$2.88
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R6	Actual	0.52%	$1,000.00	$917.70	$2.50
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
MFS CALIFORNIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.71%	$1,000.00	$907.40	$3.39
	Hypothetical (h)	0.71%	$1,000.00	$1,021.51	$3.60
B	Actual	1.46%	$1,000.00	$904.01	$6.97
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38
C	Actual	1.61%	$1,000.00	$905.21	$7.69
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14
I	Actual	0.60%	$1,000.00	$907.67	$2.87
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R6	Actual	0.52%	$1,000.00	$909.05	$2.49
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Expense Tables - continued
MFS GEORGIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.90%	$1,000.00	$914.81	$4.32
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$912.58	$7.91
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$916.71	$3.12
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual	0.60%	$1,000.00	$917.06	$2.88
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
MFS MARYLAND MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.83%	$1,000.00	$919.30	$3.99
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$915.88	$7.59
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$920.09	$2.79
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.51%	$1,000.00	$920.42	$2.46
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
MFS MASSACHUSETTS MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.84%	$1,000.00	$915.19	$4.03
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$911.99	$7.62
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$916.66	$2.83
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.52%	$1,000.00	$917.03	$2.50
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the MFS Massachusetts Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.82%, $3.94, and $4.15 for Class A, 1.57%, $7.53, and $7.94 for Class B, 0.57%, $2.74, and $2.89 for Class I, and 0.50%, $2.40,
10

Expense Tables - continued
and $2.54 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
11

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Alabama Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 0.7%
Birmingham, AL, Airport Authority Rev., 5%, 7/01/2033	$325,000	$346,130
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	70,098
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	55,000	47,822
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	50,000	42,477
		$506,527
General Obligations - General Purpose – 12.7%
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	$245,000	$251,510
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	160,000	140,392
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	40,375
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	15,039
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	110,288
City of Arab, AL, General Obligation Warrants, “A”, AGM, 3%, 12/01/2046	1,120,000	798,570
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	10,511	9,661
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	40,508	22,328
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	381,489	383,197
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	35,057	35,396
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	34,739	35,460
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	34,176	34,955
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	115,194	117,441
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	31,477	27,681
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	57,199	48,896
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	24,283	19,926
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	33,016	25,768
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	121,336	90,820
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	764,682
Fultondale, AL, General Obligation Warrants, “A”, AGM, 4%, 3/01/2040	1,000,000	909,192
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2040	300,000	270,668
Gardendale, AL, General Obligation Warrants, “B”, 4%, 5/01/2041	400,000	358,878
Jasper, AL, General Obligation Warrants, 5%, 11/01/2030	275,000	300,080
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	512,721
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	264,457
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	264,050
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	525,442
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	395,557
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	607,459
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	230,485
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	122,150
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	673,382
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	939,154
		$9,346,060
General Obligations - Schools – 5.9%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$255,000	$200,707
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	445,000	407,239
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	203,927
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,019,634
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	625,000	438,064
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 4%, 3/01/2039	1,000,000	917,296
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, “B”, BAM, 4.125%, 3/01/2047	1,000,000	898,753
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	$270,000	$234,506
		$4,320,126
Healthcare Revenue - Hospitals – 12.1%
Alabama DCH Health Care Authority, “A”, 4%, 6/01/2046	$1,000,000	$847,582
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	500,000	506,440
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	499,686
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	270,000	286,537
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	773,761
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	33,185
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	15,000	12,009
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	419,929
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	430,000	372,418
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	517,493
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	516,678
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	365,162
Mobile, AL, Infirmary Health System Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 4%, 2/01/2040	1,000,000	881,339
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	49,488
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	520,000	439,003
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	367,892
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,029,906
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,013,975
		$8,932,483
Healthcare Revenue - Long Term Care – 1.5%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$218,038
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 4%, 12/01/2038	1,000,000	915,305
		$1,133,343
Industrial Revenue - Environmental Services – 0.4%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$284,403
Industrial Revenue - Other – 0.6%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$367,892
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	80,508
		$448,400
Miscellaneous Revenue - Other – 0.7%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$245,000	$183,857
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	65,000	65,710
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	35,000	35,910
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	232,462
		$517,939
Multi-Family Housing Revenue – 0.8%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$223,255	$203,282
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	585,000	372,480
		$575,762
Port Revenue – 1.4%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,030,498
Sales & Excise Tax Revenue – 10.0%
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	$1,000,000	$1,026,059
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	820,000	265,271
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	$745,000	$685,332
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	4,992
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,951
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	60,000	48,415
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	716,901
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	750,000	752,045
Jefferson County, AL, Limited Obligation Refunding Warrants, 5%, 9/15/2033	500,000	527,946
Jefferson County, AL, Limited Obligation Refunding Warrants, 4%, 9/15/2042	1,000,000	888,985
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	14,217
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	57,000	48,682
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	573,822
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	109,000	94,151
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	50,099
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	21,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	20,725
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	2,876
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	157,062
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	133,195
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	414,139
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037 (Prerefunded 2/01/2027)	750,000	803,914
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	100,000	86,145
		$7,345,936
Single Family Housing - State – 0.2%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$155,000	$153,754
State & Local Agencies – 2.3%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$290,706
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,278
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	287,847
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2023)	35,000	35,432
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	81,319
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	161,123
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	10,588
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	4,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	9,127
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	8,620
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	77,508
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	161,377
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	359,711
		$1,698,240
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$5,000	$4,537
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	67,013
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	40,000	31,180
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	415,000	355,265
		$457,995
Tax - Other – 5.8%
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	$800,000	$809,413
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	672,215
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	507,128
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	55,000	52,194
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	30,000	28,325
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	85,000	77,587
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049 (Prerefunded 7/01/2024)	$1,000,000	$1,029,387
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,060,643
		$4,236,892
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$56,280
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	1,195,000	104,497
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	260,000	225,480
		$386,257
Toll Roads – 0.2%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$250,000	$180,569
Transportation - Special Tax – 4.9%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035 (Prerefunded 9/01/2026)	$500,000	$532,811
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	125,819
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	328,318
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	234,201
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2035	1,000,000	1,051,809
Jefferson County, AL, Transportation Infrastructure Bank, Limited Obligation Rev., “B”, AGM, 5%, 8/15/2036	1,000,000	1,047,583
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	49,450
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	109,779
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	45,000	44,766
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	50,000	49,477
		$3,574,013
Universities - Colleges – 18.8%
Alabama Community College System Board of Trustees Rev., AGM, 4%, 9/01/2038	$1,000,000	$920,359
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	300,000	272,868
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	888,373
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	654,751
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,321,580
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,550,670
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	513,951
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	650,465
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	592,924
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	345,000	273,410
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	64,496
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	517,351
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	755,000	802,029
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	503,979
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,053,443
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	481,583
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	514,723
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	756,272
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	332,012
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	458,904
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	694,417
		$13,818,560
Utilities - Municipal Owned – 1.1%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	$5,000	$3,700
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	51,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	85,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	180,000	133,650
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	11,100
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	$5,000	$3,713
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	48,262
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,949
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	49,345
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,999
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,713
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	70,537
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	68,796
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,602
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	3,719
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	11,137
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	37,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	11,138
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	40,837
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	30,100
		$807,072
Utilities - Other – 2.2%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$716,616
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	927,561
		$1,644,177
Water & Sewer Utility Revenue – 14.3%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,041,891
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036 (Prerefunded 1/01/2028)	750,000	809,845
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	519,181
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031 (Prerefunded 1/01/2027)	500,000	535,317
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,021,634
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	975,501
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	45,839
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	120,910
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	45,714
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	45,470
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	95,000	95,075
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	772,460
Limestone County, AL, Water & Sewer Authority Rev., 5%, 12/01/2045	1,000,000	1,037,833
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	699,649
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	15,277
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	20,292
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	10,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	20,323
Orange Beach, AL, Water Sewer & Fire Protection Authority Water Rev., 4%, 5/15/2047	1,000,000	871,589
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	407,130
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	320,665
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,081,098
		$10,512,864
Total Municipal Bonds (Identified Cost, $80,159,876)		$71,911,870
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$115,746
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	196,833	47,851
Total Bonds (Identified Cost, $196,030)		$163,597
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $90,859)	$157,170	$78,585
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $663,665)	663,660	$663,727
Other Assets, Less Liabilities – 1.1%		839,990
Net Assets – 100.0%		$73,657,769
See Portfolio Footnotes and Notes to Financial Statements
17

Portfolio of Investments (unaudited) – continued
MFS Arkansas Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.4%
Airport Revenue – 1.3%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$235,330
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	1,225,000	1,224,063
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	95,283
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	106,526
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,181
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	124,501
		$1,865,884
General Obligations - General Purpose – 2.7%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,022,396
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	329,044
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	70,183
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	80,749
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	30,079
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	225,590
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,032	18,412
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	42,554
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	33,333	33,482
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	66,814	67,460
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	66,209	67,584
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	66,620
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	64,499
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	52,757
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	111,025	94,908
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	37,978
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	49,111
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	162,007
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	122,150
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	117,506
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	295,000	301,384
		$4,056,453
General Obligations - Schools – 8.4%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,452,118
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	915,127
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	598,708
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	41,693
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,162
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,296
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	1,817,341
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	944,478
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	933,236
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	831,871
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	319,317
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	529,181
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,828,845
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	578,494
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2025	300,000	311,094
Saline County, AR, Benton School District No. 8 Construction, 4%, 2/01/2028	350,000	360,551
		$12,372,512
Healthcare Revenue - Hospitals – 11.3%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$1,966,909
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,025,023
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	744,701
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	936,093
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	617,804
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	904,542
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,900,000	$1,908,098
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	817,842
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,656,129
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	514,600
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	74,666
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	24,017
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	852,668
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	14,060
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	701,532
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	299,912
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	762,012
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,846,048
		$16,666,656
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$110,995
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	284,392
		$395,387
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$102,794
Miscellaneous Revenue - Other – 4.3%
Arkansas Development Finance Authority, Public Safety Charges Rev. (Division of Emergency Management Project), 4%, 6/01/2031	$1,070,000	$1,092,562
Arkansas Development Finance Authority, Public Safety Charges Rev. (Division of Emergency Management Project), 4%, 6/01/2045	2,955,000	2,762,928
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,066,891
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	61,561
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	335,281
		$6,319,223
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$439,524	$400,203
Sales & Excise Tax Revenue – 16.3%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$841,592
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	827,537
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	639,146
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2026 (Prerefunded 6/01/2023)	700,000	708,236
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2027 (Prerefunded 6/01/2023)	1,300,000	1,315,295
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	256,041
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2030	100,000	101,775
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	512,749
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	855,619
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,153,514
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	301,632
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	313,025
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	316,406
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	323,505
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	10,000	9,984
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	9,970
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	9,903
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	88,760
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	408,551
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,118,024
Mississippi County, AR, 4%, 6/01/2036	650,000	639,055
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,030,586
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	343,458
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	$335,000	$300,742
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2032	395,000	345,895
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2033	405,000	347,459
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	352,734
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	353,531
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,075,788
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	31,989
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	122,000	104,196
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	1,860,947
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	235,000	202,987
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	103,653
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,647
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	52,147
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	52,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	8,628
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	377,075
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	319,218
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	493,495
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,090,358
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,001,406
Springdale, AR, Sales & Use Tax Rev., BAM, 4%, 4/01/2031	1,000,000	1,009,245
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,022,349
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	241,206
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	179,090
		$24,057,377
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$696,489
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	239,882
		$936,371
Single Family Housing - State – 0.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$350,000	$347,137
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	380,000	376,970
		$724,107
State & Local Agencies – 5.1%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,608,582
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	767,591
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,154,970
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	216,852
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	400,210
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	150,000	155,016
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	345,000	343,237
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	573,929
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	791,538
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	457,962
		$7,469,887
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$13,612
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	137,749
		$151,361
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 3.8%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$1,898,216
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,084,052
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	618,372
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	83,938
		$5,684,578
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,373
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	12,898
		$27,271
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,037,477
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	394,672
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	107,444
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	150,798
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	630,009
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	2,310,000	201,999
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	510,000	442,287
		$3,964,686
Toll Roads – 1.1%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$860,080
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	235,524
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	183,684
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	361,138
		$1,640,426
Transportation - Special Tax – 2.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$20,000	$19,877
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	697,724
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	861,095
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	93,955
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	64,261
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	324,109
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	124,349
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,507,698
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	123,691
		$3,816,759
Universities - Colleges – 16.3%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,508,376
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	545,425
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	410,000	445,258
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	462,864
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	482,613
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	506,710
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	393,352
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,033,437
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	851,130
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	737,355
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	491,345
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2034	500,000	463,756
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2035	500,000	460,380
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2038	$650,000	$584,691
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,048
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,129
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,034,327
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	341,275
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029 (Prerefunded 12/01/2022)	605,000	606,891
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,537,251
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032 (Prerefunded 5/01/2024)	1,000,000	1,028,303
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,550,521
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	530,376
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	791,430
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,032,044
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	955,000	991,534
University of Arkansas Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	524,373
University of Arkansas Facilities Rev. (UAMS Northwest Campus), “A”, 5%, 4/01/2047	2,000,000	2,066,061
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	516,376
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	466,168
		$24,108,799
Universities - Dormitories – 0.7%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,118,980
Utilities - Municipal Owned – 3.6%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,042,172
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,039,923
Conway, AR, Electric Improvement Rev., “A”, 4%, 12/01/2043	1,915,000	1,714,411
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	11,100
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	114,700
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	192,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	304,425
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	48,262
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	22,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	11,138
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	107,662
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	137,355
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	51,975
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	155,925
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,602
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	18,563
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	70,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	81,675
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	25,988
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	70,537
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	60,200
		$5,354,776
Water & Sewer Utility Revenue – 12.3%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$436,039
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	483,212
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,023,213
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	529,172
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,445,358
Fort Smith, AR, Water and Sewer Rev., 4.5%, 10/01/2022	455,000	455,000
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	$325,000	$304,184
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,053,862
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	86,584
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	503,791
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	248,889
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	247,557
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	200,158
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	673,379
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	652,630
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	2,000,000	1,924,942
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,111,799
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	930,891
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	453,587
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,505,691
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	624,613
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	50,925
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	65,950
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,514
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	76,210
		$18,118,150
Total Municipal Bonds (Identified Cost, $154,188,083)		$139,352,640
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$208,513
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	492,082	119,627
Total Bonds (Identified Cost, $401,718)		$328,140
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $173,167)	$299,548	$149,774
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $1,735,753)	1,735,769	$1,735,942
Other Assets, Less Liabilities – 4.1%		6,034,166
Net Assets – 100.0%		$147,600,662
See Portfolio Footnotes and Notes to Financial Statements
23

Portfolio of Investments (unaudited) – continued
MFS California Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport Revenue – 7.7%
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	$2,190,000	$2,130,542
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,003,786
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,517,206
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,571,268
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,955,184
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,325,462
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,322,039
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,023,061
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,007,117
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2038	1,000,000	1,011,525
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2039	1,000,000	1,008,179
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	664,176
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	664,275
San Diego County, CA, Regional Airport Authority Rev., “C”, 5%, 7/01/2031	1,030,000	1,077,613
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	7,605,000	7,595,139
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	2,998,143
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2039	3,420,000	3,447,503
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,012,261
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	1,997,895
		$36,332,374
General Obligations - General Purpose – 3.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$947,648
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	810,000	824,205
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	255,000	259,776
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	73,327	67,397
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	282,606	155,771
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	3,121,992	3,135,969
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	244,575	246,940
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	242,360	247,393
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	238,428	243,863
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	497,583	507,287
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	219,601	193,117
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	383,721	328,017
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	169,415	139,019
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	230,339	179,770
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	765,550	573,015
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	3,000,000	2,647,758
State of California, Various Purpose General Obligation, 5%, 4/01/2045	2,000,000	2,107,310
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2037	2,200,000	2,163,931
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	447,883
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	418,933
		$15,835,002
General Obligations - Schools – 15.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,365,392
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	2,785,000	2,548,676
Dublin, CA, Unified School District (Election of 2016), “B”, 4%, 8/01/2043	1,945,000	1,762,170
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038 (Prerefunded 10/01/2023)	2,465,000	2,510,786
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,463,103
Imperial County, CA, Community College District Rev., BAM, 4%, 8/01/2040	465,000	423,064
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	300,004
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	747,065
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,118,096
Los Angeles County, CA, Inglewood Unified School District, Taxable (Election of 2020), “A”, AGM, 4%, 8/01/2040	2,070,000	1,872,381
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	774,764
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,245,146
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2039 (Prerefunded 2/15/2027)	$2,000,000	$2,069,108
Marin County, CA, Community College District (Election of 2016), “B”, 4%, 8/01/2040 (Prerefunded 2/15/2027)	1,000,000	1,034,554
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,325,296
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,039,083
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2046	170,000	120,625
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2050	105,000	71,973
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	1,570,000	1,363,611
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	308,887
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,164,860
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 5.5% to 8/01/2019, 6% to 8/01/2030	3,000,000	3,185,731
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,205,678
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,592,919
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	869,472
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	864,784
Oakland, CA, Unified School District Rev. (Election of 2012), “A”, 4%, 8/01/2035	1,000,000	1,006,436
Orange County, CA, Garden Grove Unified School District, 4%, 8/01/2046	3,000,000	2,690,149
Oxnard, CA, School District (Ventura County), “A”, BAM, 5%, 8/01/2045	2,590,000	2,662,218
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2038	400,000	386,461
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2039	1,045,000	1,004,436
Oxnard, CA, Union High School District, General Obligation, “C”, 4%, 8/01/2040	1,000,000	945,314
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	528,092
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,475,695
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District (Election of 2014) (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,163,418
Placer & Sacramento Counties, CA, Roseville Joint Union High School District (School Facilities Improvement District No. 1), 4%, 8/01/2046	1,515,000	1,359,447
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	62,869
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	608,818
San Diego, CA, Community College District (Election of 2002), 6%, 8/01/2033 (Prerefunded 8/01/2027)	2,000,000	2,248,193
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034 (Prerefunded 1/01/2024)	1,235,000	677,191
San Diego, CA, Unified School District (Election of 2012), “I”, 4%, 7/01/2047	2,145,000	1,979,205
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	1,996,962
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2042	1,000,000	911,224
Santa Barbara and San Luis Obispo Counties, CA, Santa Maria-Bonita School District, 4%, 8/01/2044	1,250,000	1,124,164
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,189,274
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	781,984
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	809,999
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,803,534
West Contra Costa County, CA, Unified School District (Election 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,528,785
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	913,669
		$71,204,765
Healthcare Revenue - Hospitals – 13.2%
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	$2,550,000	$2,509,052
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,028,479
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	775,431
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2038	1,000,000	1,019,519
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2048	3,500,000	3,484,882
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046 (Prerefunded 11/15/2026)	1,300,000	1,386,787
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	1,880,000	1,880,996
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	172,148
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	705,476
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,291,124
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	859,146
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	421,366
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	$2,000,000	$1,970,406
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	968,581
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,353,701
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	207,220
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	166,642
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,707
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	315,000	315,318
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	395,801
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,467,770
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,499,600
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,723,150
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2042	4,000,000	3,995,211
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2039	1,600,000	1,431,004
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2040	650,000	576,631
California Statewide Communities Development Authority Rev. (Emante Health), “A”, 4%, 4/01/2045	2,000,000	1,753,411
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	993,095
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	1,979,024
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	182,240
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,659,064
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,000,000	924,978
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2036	635,000	640,460
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2037	455,000	457,707
California Statewide Communities Development Authority Rev. (Marin General Hospital), “A”, 5%, 8/01/2038	430,000	431,833
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,900,062
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,497,254
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	70,000	57,977
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,018,901
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2023	260,000	260,613
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2024	235,000	235,664
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	290,067
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	299,813
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	697,290
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	667,056
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2047	5,000,000	5,194,244
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,300,644
Upland, CA (San Antonio Regional Hospital), COP, 4%, 1/01/2042	1,000,000	830,008
Upland, CA (San Antonio Regional Hospital), COP, 5%, 1/01/2047	1,000,000	968,898
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	335,054
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	912,014
		$62,178,519
Healthcare Revenue - Long Term Care – 3.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	$1,270,000	$1,224,938
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	700,000	728,822
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,035,259
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2040	650,000	656,787
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2050	1,000,000	993,033
California Health Facilities Financing Authority Rev. (ON LOK Senior Health Services), 5%, 8/01/2055	1,000,000	986,624
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	2,000,000	2,070,869
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,041,680
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	695,720
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	1,405,000	1,209,377
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2039	500,000	438,393
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	434,376
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2041	1,000,000	862,320
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2046	1,000,000	833,072
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	645,025
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,849,133
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	$435,000	$404,376
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	394,900
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	396,049
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	877,352
		$17,778,105
Industrial Revenue - Environmental Services – 1.0%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 2.35%, 7/01/2051 (Put Date 1/17/2023)	$2,000,000	$1,994,072
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,660,606
		$4,654,678
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$402,543
Miscellaneous Revenue - Other – 1.0%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$840,666
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	840,404
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,355,437
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	210,332
San Francisco, CA, City & County Airports Commission, International Airport Rev., Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,517,116
		$4,763,955
Multi-Family Housing Revenue – 4.8%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,714,873
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	3,000,000	2,287,411
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,873,278
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	2,869,848	2,729,826
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,498,624
California Statewide Communities Development Authority, Essential Housing Rev. (City of Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,315,825
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	3,000,000	2,224,217
CMFA Special Finance Agency VIII Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	3,000,000	2,250,000
CMFA Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,304,302
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,334,947
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,356,904	1,235,512
		$22,768,815
Parking – 0.3%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,494,577
Port Revenue – 0.4%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$1,749,851
Sales & Excise Tax Revenue – 2.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$40,000	$39,938
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	30,000	29,910
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	40,000	39,610
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	390,000	314,696
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	114,000	101,297
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	382,000	326,252
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	4,615,000	4,074,133
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	730,000	630,555
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	385,000	332,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,410
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	186,000	156,442
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	11,000	10,163
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$171,000	$136,306
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	22,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,566,000	995,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,524,000	856,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	13,175,000	2,970,214
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	826,993
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	496,975
		$12,368,012
Secondary Schools – 4.8%
California Infrastructure & Economic Development Bank, 4%, 11/01/2050	$500,000	$415,998
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2039	300,000	307,806
California Infrastructure & Economic Development Bank Charter School Rev. (Alliance for College-Ready Public Schools), “B”, 5%, 11/01/2044	350,000	356,228
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	866,790
California Infrastructure & Economic Development Bank, Senior National Charter School Rev., “B”, 4.125%, 11/01/2052	3,075,000	2,593,952
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	775,437
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	913,425
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	724,307
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	52,382
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	447,542
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	415,000	414,142
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	406,034
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	520,860
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	959,841
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,000,000	880,139
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,055,627
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	546,526
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	1,190,000	1,182,452
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2040 (n)	750,000	703,889
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	1,060,000	950,482
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,268,692
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	859,025
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	822,980
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	530,000	530,904
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	500,271
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	467,244
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	707,717
California School Finance Authority, School Facility Rev. (Kipp SoCal), “A”, 5%, 7/01/2049 (n)	1,050,000	992,513
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,271,638
		$22,494,843
State & Local Agencies – 5.8%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	$2,120,000	$2,134,919
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	2,360,000	2,072,797
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,050,045
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Rev. (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	835,925
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,954,445
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	540,000	558,058
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	$4,425,000	$4,856,309
Ontario Public Finance Authority Lease Rev., AGM, 5%, 11/01/2042	1,025,000	1,075,018
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2037	300,000	323,111
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	536,112
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	748,864
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	958,845
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	527,897
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,048,468
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	575,688
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,148,531
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2034	500,000	512,498
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	740,887
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	601,777
		$27,260,194
Student Loan Revenue – 0.1%
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$305,000	$237,746
Tax - Other – 0.3%
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	$315,000	$298,931
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	160,507
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	456,393
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	100,000	84,166
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	256,011
		$1,256,008
Tax Assessment – 7.6%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$941,072
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2039	1,000,000	1,019,557
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,002,295
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	392,105
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	2,000,000	1,671,996
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	502,891
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	500,608
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,008,274
Jurupa, CA, Public Financing Authority, Special Tax Refunding Rev., “A”, AGM, 4%, 9/01/2043	1,745,000	1,582,515
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	934,831
Lee Lake, CA, Public Financing Authority, Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,013,458
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	295,000	299,508
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	45,000	45,728
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	765,000	775,780
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	669,694
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,390,646
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,008,204
Rancho Cucamonga, CA, Redevelopment Agency, Tax Allocation Refunding (Successor Agency to the Rancho Redevelopment Project Area), AGM, 5%, 9/01/2032	2,625,000	2,698,952
River Islands Public Financing Authority, Special Tax Refunding, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	4,622,668
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	932,306
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,147,022
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,427,160
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	768,720
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NPFG, 5%, 8/01/2043	1,100,000	1,134,176
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	100,000	98,084
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2031 (n)	$200,000	$188,606
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2036 (n)	700,000	621,654
San Francisco, CA, City and County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,238,323
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,015,462
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2034	1,200,000	1,282,139
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2036	1,600,000	1,688,118
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2037	700,000	732,452
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2033	300,000	312,353
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2034	300,000	311,264
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2035	250,000	258,931
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “B”, 5%, 10/01/2038	600,000	614,428
		$35,851,980
Tobacco – 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$370,000	$378,612
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “B-1”, 4%, 6/01/2049	185,000	181,487
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	5,000,000	818,202
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	1,500,000	1,216,061
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	785,000	741,902
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	605,000	571,785
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	1,636,404
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2029 (Prerefunded 6/01/2027)	2,000,000	2,158,145
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	23,485,000	2,053,653
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,655,000	1,435,264
Sacramento County, CA, Tobacco Securitization Corp. Authority, “2021A-1”, 4%, 6/01/2049	810,000	716,416
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2036	250,000	254,667
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2037	1,000,000	1,016,082
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2038	750,000	760,310
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.), “A”, 5%, 6/01/2048	4,250,000	4,153,582
		$18,092,572
Toll Roads – 2.1%
Bay Area Toll Authority, California Toll Bridge Rev., “A”, 2%, 4/01/2056 (Put Date 4/01/2028)	$4,000,000	$3,590,659
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	2,985,000	3,019,531
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	854,915
Riverside County, CA, Transportation Commission Toll Rev., “A”, 5.75%, 6/01/2044 (Prerefunded 6/01/2023)	1,680,000	1,709,448
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2038	300,000	270,081
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2039	315,000	281,635
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 4%, 1/15/2044	255,000	219,127
		$9,945,396
Transportation - Special Tax – 0.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$470,000	$473,078
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	64,601
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	225,000	220,147
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,530,000	1,493,032
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	75,000	74,298
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	500,000	497,397
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	500,000	494,766
		$3,317,319
Universities - Colleges – 4.6%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,063,869
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	879,225
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	$425,000	$442,387
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,313,882
California Educational Facilities Authority Rev. (Loyola Marymount University), “B”, 5%, 10/01/2038	630,000	659,625
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,002,613
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,001,570
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	500,210
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,047,024
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	641,640
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,220,680
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,016,542
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,231,653
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,527,187
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	456,411
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	2,158,991
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,440,651
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	135,874
		$21,740,034
Universities - Dormitories – 4.4%
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	$2,000,000	$1,761,911
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2035	450,000	441,620
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2040	600,000	575,353
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2045	600,000	562,700
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2050	650,000	599,578
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	750,966
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	405,374
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	225,429
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,594,491
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	3,065,000	3,035,109
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	359,927
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	439,503
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,247,501
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,500,000	1,510,693
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,006,182
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,545,887
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,583,499
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,073,286
		$20,719,009
Utilities - Cogeneration – 0.5%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$944,614
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,462,177
		$2,406,791
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 2.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$280,000	$286,035
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	315,000	320,853
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,092,510
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	50,000	37,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	475,000	351,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	566,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,200,000	891,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	180,000	133,650
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	100,000	74,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	50,000	37,125
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	337,837
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	9,949
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	173,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	200,000	148,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	460,350
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	53,540
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	45,000	33,469
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	95,000	70,538
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	290,000	214,600
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	241,313
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	115,000	85,388
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	355,000	263,588
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	280,000	210,700
Truckee Donner Public Utility District Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,301,274
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2039	425,000	422,819
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2040	365,000	361,699
Vernon, CA, Electric System Rev., “A”, 5%, 8/01/2041	420,000	413,693
		$10,622,630
Utilities - Other – 2.1%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$4,000,000	$3,909,578
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,069,852
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,213,541
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,683,875
		$9,876,846
Water & Sewer Utility Revenue – 4.2%
Fillmore, CA, Wastewater Refunding Rev., AGM, 5%, 5/01/2047	$3,000,000	$3,089,140
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	720,567
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,700,642
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	425,160
San Mateo-Foster City, CA, Public Financing Authority, Wastewater Rev. (Clean Water Program), 4%, 8/01/2044	2,205,000	1,986,206
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,090,008
Silicon Valley Clean Water, CA, Wastewater Rev., 4%, 8/01/2044	3,250,000	2,984,688
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043 (Prerefunded 3/01/2023)	1,715,000	1,728,889
Truckee Donner Public Utility District Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,215,918
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	1,700,000	1,791,209
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	870,720
		$19,603,147
Total Municipal Bonds (Identified Cost, $503,078,104)		$454,955,711
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$902,000	$767,668
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,869,912	454,582
Total Bonds (Identified Cost, $1,499,419)		$1,222,250
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $633,877)	$1,096,495	$548,248
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $6,161,538)	6,161,569	$6,162,185
Other Assets, Less Liabilities – 1.5%		7,181,824
Net Assets – 100.0%		$470,070,218
See Portfolio Footnotes and Notes to Financial Statements
33

Portfolio of Investments (unaudited) – continued
MFS Georgia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 6.2%
Atlanta, GA, Airport General Refunding Rev., “C”, 4%, 7/01/2038	$1,000,000	$909,517
Atlanta, GA, Airport General Refunding Rev., “E”, 5%, 7/01/2032	250,000	267,671
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2052	1,000,000	997,808
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	1,000,000	998,660
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	520,000	472,949
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	530,000	477,877
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	1,000,000	1,013,378
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	75,105
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	935,000	934,285
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	264,836
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	30,089
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	35,509
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	25,057
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	39,840
		$6,542,581
General Obligations - General Purpose – 5.8%
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026 (Prerefunded 12/01/2024)	$1,000,000	$1,035,281
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	220,000	193,039
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	55,000	55,144
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	60,000	60,562
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	20,052
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	165,000	165,432
Clarke County GA, Classic Center Authority Rev. (Classic Center Arena Project), 4%, 5/01/2052	1,000,000	861,997
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	15,456	14,206
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	59,571	32,835
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	557,719	560,216
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	51,554	52,053
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	51,087	52,148
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	50,258	51,404
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	150,816	153,757
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	46,290	40,708
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	85,068	72,719
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	35,711	29,304
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	48,553	37,894
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	171,495	128,364
Richmond County, GA, Board of Education Sales Tax Rev., General Obligation, 5%, 10/01/2025	1,000,000	1,051,443
State of Illinois, General Obligation, 5.5%, 5/01/2039	180,000	183,225
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	245,000	250,302
Valdosta & Lowndes County, GA, Hospital Authority Rev. Anticipation Certificate, “A”, 5%, 10/01/2036	1,000,000	1,073,867
		$6,175,952
General Obligations - Schools – 7.6%
Ben Hill County, GA, School District Rev., 4%, 4/01/2037	$750,000	$710,002
Bryan County, GA, School District General Obligation, 4%, 8/01/2032	500,000	506,972
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	370,000	291,221
Clarke County, GA, General Obligation, 5%, 9/01/2025	1,000,000	1,050,090
Clarke County, GA, General Obligation, 5%, 9/01/2027	500,000	539,067
Dalton, GA, General Obligation, 5%, 2/01/2036	500,000	530,585
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	585,000	535,359
Evans County, GA, School District, 4%, 6/01/2035	660,000	637,152
Gwinnett County, GA, School District, 5%, 2/01/2039	1,500,000	1,612,063
Gwinnett County, GA, School District General Obligation, 5%, 2/01/2029	1,000,000	1,043,661
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	930,000	651,839
		$8,108,011
Healthcare Revenue - Hospitals – 13.6%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$210,000	$181,161
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039 (Prerefunded 7/01/2026)	$500,000	$528,821
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2041	485,000	430,802
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	55,000	45,629
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	25,000	20,014
Dalton-Whitfield County, GA, Joint Development Authority Rev. (Hamilton Health Care System), 4%, 8/15/2048	250,000	215,763
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	15,000	12,424
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2039	500,000	453,055
Fulton County, GA, Development Authority Hospital Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2049	1,000,000	844,236
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,019,798
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 5%, 4/01/2042	750,000	745,440
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	500,000	515,421
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 4%, 7/01/2035	500,000	469,665
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System, Inc. Project), 5%, 8/01/2028	500,000	508,209
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2029	670,000	702,322
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	1,000,000	990,231
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.25%, 8/15/2049 (Prerefunded 2/15/2025)	1,595,000	1,668,371
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	645,000	558,627
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	465,000	423,239
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	54,437
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	695,000	605,861
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	765,000	645,840
Richmond County, GA, Hospital Authority Rev., Anticipation Certificates (University Health Services, Inc. Project), 4%, 1/01/2036	1,000,000	936,413
Savannah, GA, Hospital Authority Rev. (St. Joseph's/Candler Health System, Inc.), “A”, 4%, 7/01/2043	1,000,000	872,979
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	570,000	493,408
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	550,000	467,031
		$14,409,197
Healthcare Revenue - Long Term Care – 0.9%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A, 5%, 7/01/2036	$500,000	$488,309
Hall County and Gainesville, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	506,833
		$995,142
Healthcare Revenue - Other – 0.5%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$525,656
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	$130,000	$84,878
Industrial Revenue - Paper – 0.1%
Rockdale County, GA, Development Authority Refunding Rev. (Pratt Paper LLC Project), 4%, 1/01/2038 (n)	$150,000	$132,236
Miscellaneous Revenue - Other – 4.8%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”A“, 4%, 1/01/2054	$1,250,000	$952,811
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., ”B“, 5%, 1/01/2054 (n)	1,000,000	769,663
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2034	500,000	522,214
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2036	500,000	517,490
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), ”A“, 5%, 3/15/2044	660,000	674,952
Hart County, GA, Association County Commissioners (Public Purpose Project), 4.75%, 11/01/2052	1,000,000	951,772
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	75,000	75,819
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	45,000	46,170
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	280,000	250,343
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	310,924
		$5,072,158
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$329,059	$299,621
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 2.4%
Georgia Ports Authority Rev., 4%, 7/01/2047	$1,000,000	$890,553
Georgia Ports Authority Rev., 4%, 7/01/2052	1,000,000	874,065
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	1,000,000	827,022
		$2,591,640
Sales & Excise Tax Revenue – 5.0%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, ”B-1“, AGM, 0%, 6/15/2044	$1,205,000	$389,819
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	10,000	9,984
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	9,903
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	90,000	72,622
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”A“, 5%, 7/01/2044 (Prerefunded 7/01/2025)	1,000,000	1,046,327
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev. (Third Indenture Series), ”C“, 4%, 7/01/2036	750,000	731,233
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Rev., ”E-1“, 3%, 7/01/2040	1,000,000	785,317
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	24,000	21,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	82,000	70,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	745,000	657,688
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	157,000	135,613
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	71,693
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	38,000	31,961
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	1,000	924
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	35,000	27,899
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,314
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	326,000	207,296
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	316,000	177,593
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,899,000	653,560
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	245,000	211,055
		$5,321,145
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2049 (n)	$250,000	$229,987
Single Family Housing - State – 2.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$235,000	$233,111
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	280,000	277,710
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.6%, 12/01/2044	1,000,000	838,603
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 3.5%, 6/01/2045	115,000	114,242
Georgia Housing & Finance Authority Rev., Single Family Mortgage, ”A“, 4%, 12/01/2048	405,000	395,207
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	295,000	292,648
		$2,151,521
State & Local Agencies – 2.8%
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$460,000	$404,020
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	119,269
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	200,000	207,901
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	10,000	10,588
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	110,000	113,678
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	255,000	253,697
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039 (Prerefunded 9/01/2024)	500,000	516,957
Walton, GA, Industrial Building Authority Rev. (Walton County Jail Facility Project), 4%, 2/01/2046	1,500,000	1,340,368
		$2,966,478
Student Loan Revenue – 0.6%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$10,000	$9,075
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	130,000	96,797
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	$65,000	$50,667
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	585,000	500,795
		$657,334
Tax - Other – 2.1%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, ”A“, 5%, 12/01/2032	$500,000	$514,224
Atlanta, GA, Development Authority Rev. (New Downtown Atlanta Stadium Project), ”A-1“, 5%, 7/01/2033	740,000	760,662
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	65,000	61,684
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	35,000	33,046
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	100,000	91,279
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	745,000	673,701
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	83,938
		$2,218,534
Tax Assessment – 1.4%
Atlanta, GA, Tax Allocation (Beltline Project), ”B“, 5%, 1/01/2030	$1,000,000	$1,052,594
Atlanta, GA, Tax Allocation (Eastside Project), 5%, 1/01/2030 (Prerefunded 1/01/2026)	410,000	431,397
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	10,000	9,582
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	9,000	8,929
		$1,502,502
Tobacco – 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$76,746
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	410,000	344,405
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, ”B-2“, 0%, 6/01/2066	1,790,000	156,527
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	380,000	329,547
		$907,225
Toll Roads – 0.4%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$80,000	$81,921
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	61,228
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	375,000	270,854
		$414,003
Transportation - Special Tax – 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	$140,000	$134,924
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	70,000	70,458
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	10,000	9,939
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	330,000	322,026
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030	35,000	36,630
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032	35,000	36,282
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	45,000	45,493
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	45,000	45,408
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	25,000	25,150
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2040	40,000	34,706
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2045	70,000	59,152
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	75,000	74,175
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	120,000	125,461
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	70,000	69,636
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	65,000	64,320
		$1,153,760
Universities - Colleges – 20.6%
Albany-Dougherty County, GA, Inner City Authority Refunding Rev. (USG Real Estate Foundation X LLC Project), 4%, 6/01/2034	$1,430,000	$1,363,533
Americus-Sumter, GA, Payroll Development Authority Rev. (USG Real Estate Foundation VII LLC Project), ”A“, 3.5%, 6/01/2035	500,000	458,649
Barnesville-Lamar County, GA, Industrial Development Authority Refunding Rev. (USG Real Estate Foundation VI LLC Project), 5%, 6/01/2038	600,000	631,430
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2037	$560,000	$516,061
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	1,000,000	865,525
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2038	815,000	858,247
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038 (Prerefunded 7/01/2027)	200,000	214,244
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	800,000	833,962
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Project), 4%, 7/01/2037	1,000,000	969,010
Carrollton, GA, Payroll Development Authority Refunding Rev. (UWG Housing, LLC Project), 5%, 7/01/2038	750,000	789,064
Clemson University, SC, Athletic Facilities Rev., ”A“, 3%, 5/01/2048	1,000,000	704,065
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	524,318
Dahlonega, GA, Downtown Development Authority Refunding Rev. (North Georgia MAC LLC), 5%, 7/01/2036	1,000,000	1,030,900
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 3/01/2034	300,000	318,142
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2044	1,000,000	1,053,405
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 4%, 6/15/2049	500,000	444,675
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.), 5%, 6/15/2052	1,000,000	1,048,973
Fulton County, GA, Development Authority Rev. (Georgia Tech Facilities, Inc.) ”A“, 5%, 6/01/2039	1,000,000	1,062,402
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	517,473
Georgia Higher Education Facilities Authority Refunding Rev. (USG Real Estate Foundation II LLC Project), 4%, 6/15/2036	750,000	694,219
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2037	1,000,000	945,412
Georgia Private Colleges & Universities Authority Rev. (Emory University), ”B“, 4%, 9/01/2040	500,000	461,309
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	353,898
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), 5.25%, 10/01/2051	1,000,000	1,014,397
Gwinnett County, GA, Development Authority Rev. (Student Housing), ”A“, 5%, 7/01/2040	1,000,000	1,025,915
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	500,000	396,246
Moultrie-Colquitt County, GA, Development Authority Rev. (Philadelphia College of Osteopathic Medicine), 5%, 12/01/2048	870,000	904,526
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	75,000	74,419
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	55,042
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	332,443
Savannah, GA, Economic Development Authority Refunding Rev. (Savannah State University Projects), 4%, 6/15/2037	1,000,000	914,174
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), ”A“, 5%, 8/01/2035	500,000	519,375
		$21,895,453
Universities - Dormitories – 1.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$635,000	$628,807
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), ”C“, 5%, 7/15/2030	400,000	401,411
		$1,030,218
Utilities - Municipal Owned – 9.1%
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2041	$1,500,000	$1,361,805
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2039	400,000	369,690
Buford, GA, Combined Utility System Rev., AGM, 4%, 7/01/2040	400,000	366,507
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2029	1,195,000	1,256,141
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2032	1,000,000	1,064,724
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2035	500,000	463,983
Dalton, GA, Combined Utilities Rev., 4%, 3/01/2036	500,000	457,360
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), ”A“, 4.5%, 7/01/2063	1,000,000	882,891
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), ”A“, 5%, 1/01/2039	750,000	750,128
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2037	1,000,000	1,016,109
Georgia Municipal Electric Authority (Project One), ”A“, 5%, 1/01/2038	125,000	125,279
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	50,000	51,078
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	60,000	61,115
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	7,400
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	$100,000	$74,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	155,000	114,700
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	245,000	181,912
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	70,537
Puerto Rico Electric Power Authority Rev., ”RR“, AGM, 5%, 7/01/2028	490,000	498,549
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	45,000	33,300
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	45,000	33,413
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	92,812
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	70,000	69,118
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,735
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	70,000	51,975
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	25,000	18,563
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	75,000	55,687
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	60,000	45,150
		$9,709,699
Water & Sewer Utility Revenue – 8.5%
Atlanta, GA, Water & Wastewater Refunding Rev., 5%, 11/01/2036	$750,000	$791,511
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2037	1,000,000	1,053,927
Atlanta, GA, Water & Wastewater Refunding Rev., ”A“, 5%, 11/01/2038	1,000,000	1,052,217
Atlanta, GA, Water & Wastewater Refunding Rev., ”B“, 4%, 11/01/2038	500,000	473,299
Cartersville, GA, Development Authority Waste & Water Facilities Rev., 4%, 6/01/2038	500,000	465,247
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	365,066
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	156,328
DeKalb County, GA, Water & Sewer Rev., ”A“, 5.25%, 10/01/2031	1,000,000	1,001,282
DeKalb County, GA, Water & Sewer Rev., ”B“, 5.25%, 10/01/2025	1,000,000	1,058,230
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	30,559
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	125,948
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	45,000	45,714
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	45,000	45,470
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	155,000	155,122
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,079,807
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	15,000	15,277
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	20,000	20,292
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	10,000	10,171
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	20,000	20,323
Oconee County, GA, Water & Sewerage Rev., ”A“, 5%, 9/01/2033	555,000	589,025
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038 (Prerefunded 2/01/2026)	500,000	528,325
		$9,083,140
Total Municipal Bonds (Identified Cost, $115,323,183)		$104,178,071
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$204,000	$173,619
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	95,701
Total Bonds (Identified Cost, $328,727)		$269,320
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $133,616)	$231,133	$115,567
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $553,342)	553,356	$553,411
Other Assets, Less Liabilities – 1.1%		1,191,722
Net Assets – 100.0%		$106,308,091
See Portfolio Footnotes and Notes to Financial Statements
40

Portfolio of Investments (unaudited) – continued
MFS Maryland Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 86.1%
Airport Revenue – 0.8%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$70,000	$60,865
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	65,000	55,220
Maryland Department of Transportation Special Project Rev., ”B“, 4%, 8/01/2040	1,000,000	882,110
		$998,195
General Obligations - General Purpose – 22.6%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 10/01/2040	$400,000	$428,795
Anne Arundel County, MD, General Obligation, Consolidated Improvement, 5%, 10/01/2031	1,000,000	1,077,237
Anne Arundel County, MD, General Obligation, Consolidated Improvement Refunding, 5%, 4/01/2027	1,000,000	1,075,708
Anne Arundel County, MD, General Obligation, Consolidated Improvement Refunding, 5%, 4/01/2028	1,000,000	1,090,515
Baltimore County, MD, Metropolitan District (80th Issue), 5%, 3/01/2033	1,250,000	1,342,773
Baltimore County, MD, Public Improvement, 4%, 3/01/2037	1,750,000	1,699,429
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	225,000	197,427
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	13,849	12,729
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	53,375	29,420
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	489,045	491,234
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	46,192	46,639
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	45,774	46,725
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	45,031	46,057
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	121,739	124,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	41,476	36,474
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	75,390	64,446
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,997	26,256
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	43,504	33,953
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	150,243	112,457
Frederick County, MD, General Obligation, Public Facilities Refunding Project, ”A“, 4%, 10/01/2032	1,000,000	1,029,353
Frederick County, MD, General Obligation, Public Facilities, ”A“, 5%, 8/01/2024	1,500,000	1,548,491
Harford County, MD, Consolidated General Obligation Public Improvement Project, 4%, 10/01/2023	1,745,000	1,760,499
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2023	1,000,000	1,016,291
Howard County, MD, Consolidated Public Improvement Project, ”A“, 5%, 8/15/2028	1,000,000	1,095,844
Howard County, MD, Metropolitan District Project, ”B“, 3%, 8/15/2051	1,155,000	827,102
Howard County, MD, Metropolitan District Project, ”C“, 4%, 2/15/2048	1,500,000	1,361,365
Maryland Community Development Administration, Local Government Infrastructure, ”A-2“, 4%, 6/01/2036	1,210,000	1,156,548
Maryland State & Local Facilities Loan, General Obligation Refunding, ”A“, 5%, 8/01/2025	2,055,000	2,157,997
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 3/15/2027	1,000,000	1,075,020
Maryland State & Local Facilities Loan, General Obligation, ”A“, 5%, 6/01/2036	1,000,000	1,109,891
Montgomery County, MD, Consolidated Public Improvement, ”A“, 5%, 11/01/2026 (Prerefunded 11/01/2024)	500,000	518,352
Montgomery County, MD, General Obligation, Consolidated Public Improvement, ”A“, 5%, 8/01/2035	1,000,000	1,113,232
Prince George’s County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/01/2027	500,000	539,706
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/01/2024	1,015,000	1,047,093
Prince George's County, MD, General Obligation Consolidated Public Improvement, ”A“, 5%, 7/15/2030	795,000	879,178
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2037	430,000	422,950
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	350,000	326,786
State of Illinois, General Obligation, 5.5%, 5/01/2039	160,000	162,866
Washington Suburban Sanitary District, MD, Consolidated Public Improvement Refunding, 5%, 6/01/2024	1,000,000	1,029,538
		$28,160,489
General Obligations - Schools – 0.2%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$20,846
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	325,000	255,803
		$276,649
Healthcare Revenue - Hospitals – 14.9%
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc. Project), ”A“, 4%, 4/01/2052	$815,000	$680,876
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	55,000	45,629
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	10,545
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	540,000	467,688
41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	$490,000	$497,026
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	750,000	744,919
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	750,000	759,980
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Health System), 4%, 7/01/2045	1,000,000	836,084
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2039	1,145,000	1,023,054
Maryland Health & Higher Educational Facilities Authority Rev. (Greater Baltimore Medical Center), ”A“, 4%, 7/01/2041	1,000,000	879,658
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028 (Prerefunded 7/01/2025)	750,000	785,751
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	410,061
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 4%, 7/01/2042	1,000,000	885,432
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), ”A“, AGM, 5.25%, 8/15/2038	1,155,000	1,243,968
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 8/15/2041	505,000	504,949
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), ”A“, 5%, 5/15/2042	750,000	754,890
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), ”A“, 5%, 7/01/2032	600,000	607,080
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	510,467
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Health System), ”A“, 5%, 7/01/2035	500,000	510,346
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), ”MD“, 5%, 12/01/2046	1,000,000	1,000,175
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”B“, 5%, 7/01/2034	1,000,000	1,012,459
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), ”D“, 4%, 7/01/2048	1,250,000	1,057,682
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034 (Prerefunded 7/01/2024)	1,000,000	1,032,726
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	1,240,000	1,239,637
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	590,000	514,328
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	635,000	549,674
		$18,565,084
Healthcare Revenue - Long Term Care – 2.9%
Baltimore County, MD, Rev. (Oak Crest Village, Inc.), 4%, 1/01/2045	$1,000,000	$844,983
Baltimore County, MD, Rev. (Riderwood Village, Inc.), 4%, 1/01/2038	450,000	422,668
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	440,352
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), ”A“, 5%, 1/01/2045	500,000	509,493
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	350,000	308,710
Washington County, MD, County Commissioners Rev. (Diakon Lutheran Social Ministries Project), ”B“, 5%, 1/01/2032	575,000	625,039
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	400,000	411,909
		$3,563,154
Healthcare Revenue - Other – 0.3%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	$420,000	$420,281
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$102,794
Miscellaneous Revenue - Other – 2.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$20,000	$19,565
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	60,000	54,888
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	70,000	59,057
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	105,000	106,146
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2028	90,000	90,920
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5%, 7/01/2029	210,000	212,340
Maryland Economic Development Corp., Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 4%, 7/01/2039	1,100,000	951,895
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	40,000	41,041
Montgomery County, MD, Transportation Fund Lease Authority Rev., ”A“, 5%, 11/01/2036	415,000	428,822
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	240,000	214,580
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	451,341
		$2,630,595
Multi-Family Housing Revenue – 5.6%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), ”A“, 5%, 6/01/2044	$500,000	$507,200
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	769,814
42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, FHA, 4%, 7/01/2048	$500,000	$424,195
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 3.65%, 7/01/2049	505,000	423,493
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”D“, 3.35%, 7/01/2049	1,765,000	1,366,561
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”A-1“, FHA, 3.05%, 7/01/2044	1,000,000	772,217
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., ”C“, 5.125%, 7/01/2037	1,000,000	1,041,400
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Housing Development Rev., “C”, 3.1%, 7/01/2036	1,065,000	876,600
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	287,002	261,327
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	765,000	487,089
		$6,929,896
Parking – 1.1%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AAC, 5%, 7/01/2034	$1,385,000	$1,394,382
Port Revenue – 1.3%
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2044	$500,000	$503,637
Maryland Economic Development Corp. Rev. (Terminal Project), ”A“, 5%, 6/01/2049	250,000	250,851
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2031	650,000	679,743
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	190,000	129,516
		$1,563,747
Sales & Excise Tax Revenue – 2.8%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$9,984
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	9,903
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	75,000	60,518
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	90,000	93,993
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	80,000	84,063
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2032	500,000	533,400
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2033	650,000	695,619
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	35,000	35,895
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	50,000	52,091
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	40,000	35,819
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	25,000	22,040
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	21,000	18,660
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	81,000	69,179
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	526,000	464,354
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	160,000	138,204
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	75,000	64,783
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	46,000	38,690
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	2,000	1,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	36,000	28,696
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	6,000	4,314
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	338,000	214,927
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	332,000	186,585
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	2,229,000	502,513
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(n)	120,000	103,374
		$3,474,437
Secondary Schools – 0.2%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2039 (n)	$250,000	$239,882
Single Family Housing - State – 3.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”D-1“, GNMA, 4%, 11/15/2047	$240,000	$238,037
43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Iowa Finance Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2047	$255,000	$252,967
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 2.1%, 9/01/2041	1,500,000	996,777
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 2.1%, 3/01/2033	250,000	198,009
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 3%, 9/01/2051	1,000,000	941,235
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 3/01/2031	1,150,000	1,230,011
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 3%, 9/01/2039	1,000,000	820,074
		$4,677,110
State & Local Agencies – 5.6%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$455,000	$415,778
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	665,000	584,072
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041 (Prerefunded 5/01/2026)	500,000	530,272
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2038	500,000	527,136
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	110,000	119,268
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	225,000	233,889
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, ”C“, 0%, 5/01/2054	2,000,000	396,195
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2036	1,000,000	947,290
Maryland Stadium Authority, Hagerstown Multi-Use Sports & Events Facility Lease Rev., ”A“, 5%, 6/01/2052	1,000,000	1,041,642
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	4,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	18,255
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	8,620
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	100,000	103,344
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	230,000	228,825
Prince George's County, MD, COP (Suitland Public Infrastructure), 3%, 10/01/2038	1,000,000	803,833
Prince George's County, MD, COP (University of Maryland Capital Region Medical Center), 5%, 10/01/2037	1,000,000	1,047,904
		$7,010,927
Student Loan Revenue – 0.4%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$5,000	$4,537
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	115,000	85,628
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	490,000	419,470
		$509,635
Tax - Other – 0.9%
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	$625,000	$565,185
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	600,000	416,880
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	83,938
		$1,066,003
Tax Assessment – 3.8%
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	$500,000	$489,228
Baltimore, MD, Special Obligation Rev. (Harbor Point Project), ”B“, 3.875%, 6/01/2046 (n)	300,000	228,059
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	500,000	496,071
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), ”B“, 4.625%, 7/01/2043 (n)	250,000	229,820
Frederick County, MD, Limited Obligation (Oakdale-Lake Linganore Project), 3.75%, 7/01/2039	500,000	400,315
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”A“, 4%, 7/01/2035	500,000	468,521
Frederick County, MD, Senior Special Obligation (Urbana Community Development Authority), ”B“, 4%, 7/01/2040	190,000	164,574
Frederick County, MD, Senior Special Obligation Refunding (Urbana Community Development Authority), ”A“, 5%, 7/01/2026	820,000	856,981
Frederick County, MD, Special Tax Limited Obligation Refunding (Jefferson Technology Park Project), ”A“, 5%, 7/01/2043 (n)	250,000	229,986
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	217,659
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047 (n)	300,000	256,048
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	$500,000	$386,540
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	400,000	374,945
		$4,798,747
Tobacco – 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$76,745
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, ”B-2“, 0%, 6/01/2066	1,610,000	140,787
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	370,000	320,875
		$538,407
Toll Roads – 0.3%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	$500,000	$430,040
Transportation - Special Tax – 3.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	$355,000	$353,191
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	360,000	351,302
Maryland Department of Transportation, Consolidated Transportation Refunding, ”A“, 5%, 12/01/2025	1,080,000	1,138,363
Maryland Department of Transportation, Consolidated Transportation, ”A“, 3%, 10/01/2033	500,000	443,089
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	60,000	59,340
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	440,000	457,066
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	440,000	456,561
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	1,140,000	1,176,822
		$4,435,734
Universities - Colleges – 4.9%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), ”A“, 5%, 7/01/2044	$500,000	$502,694
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	511,261
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), “A”, 5%, 10/01/2049	1,000,000	1,028,604
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	457,967
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2046	750,000	612,008
Maryland Health & Higher Educational Facilities Authority Rev. (Stevenson University), “A”, 4%, 6/01/2051	250,000	198,188
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	420,000	332,846
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	85,065
University System of Maryland, Auxiliary Facility & Tuition Rev., ”A“, 5%, 4/01/2028	1,205,000	1,312,173
University System of Maryland, Auxiliary Facility & Tuition Rev., ”D“, 5%, 10/01/2022	1,000,000	1,000,000
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	110,000	109,991
		$6,150,797
Universities - Dormitories – 2.5%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$660,000	$653,564
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	768,451
Maryland Economic Development Corp., Student Housing Rev. (Morgan State University Project), 5%, 7/01/2050	1,000,000	916,814
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	500,040
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	299,983
		$3,138,852
Utilities - Municipal Owned – 0.7%
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	$10,000	$7,400
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	100,000	74,000
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	160,000	118,400
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	250,000	185,625
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	95,000	70,537
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	$45,000	$33,300
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	125,000	92,812
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,735
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	65,000	48,262
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	48,263
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	37,625
		$896,547
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	$140,000	$141,235
Water & Sewer Utility Revenue – 4.2%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2032	$410,000	$445,267
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2033	305,000	329,890
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2034	600,000	646,525
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 4%, 7/01/2038	550,000	520,948
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), ”B“, 5%, 7/01/2042 (Prerefunded 1/01/2024)	1,320,000	1,348,932
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	20,373
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	105,000	105,796
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	205,000	208,254
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	205,000	207,139
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	130,000	130,102
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	25,000	25,462
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	30,000	30,439
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	15,000	15,257
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	35,000	35,565
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	51,249
Montgomery County, MD, Water Quality Protection Charge Rev., ”A“, 5%, 4/01/2032	1,125,000	1,126,211
		$5,247,409
Total Municipal Bonds (Identified Cost, $118,125,369)		$107,361,028
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$165,000	$140,427
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	95,702
Total Bonds (Identified Cost, $292,404)		$236,129
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $119,720)	$207,095	$103,548
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 8.9%
Money Market Funds – 8.9%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $11,062,955)	11,063,246	$11,064,352
Other Assets, Less Liabilities – 4.7%		5,879,866
Net Assets – 100.0%		$124,644,923
See Portfolio Footnotes and Notes to Financial Statements
47

Portfolio of Investments (unaudited) – continued
MFS Massachusetts Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 90.2%
Airport Revenue – 6.6%
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2047	$265,000	$230,416
Denver, CO, City & County Airport System Rev., ”A“, 4.125%, 11/15/2053	250,000	212,384
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	2,000,000	2,039,207
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2040	2,755,000	2,799,365
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,000,000	3,027,570
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2042	3,455,000	3,513,572
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2047	1,500,000	1,501,942
Massachusetts Port Authority Rev., ”B“, 5%, 7/01/2043	3,625,000	3,647,785
Massachusetts Port Authority Rev., ”C“, 5%, 7/01/2044	3,000,000	3,018,602
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2029	620,000	656,911
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2030	500,000	532,130
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2031	1,000,000	1,058,649
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2032	1,590,000	1,670,209
Massachusetts Port Authority Rev., ”E“, 5%, 7/01/2051	3,055,000	3,052,662
		$26,961,404
General Obligations - General Purpose – 16.0%
Beverly, MA, General Obligation, 5%, 3/15/2029	$455,000	$500,133
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	618,603
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	4,000,000	3,485,334
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2025	535,000	544,382
Chicago, IL, General Obligation, ”A“, 5%, 1/01/2027	170,000	173,184
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2023	1,000,000	1,017,617
Commonwealth of Massachusetts, ”B“, 5.25%, 8/01/2028	2,225,000	2,463,860
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2044	2,000,000	1,828,155
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”D“, 4%, 2/01/2046	2,600,000	2,350,294
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”E“, 5%, 11/01/2033	1,740,000	1,904,911
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”F“, 5%, 11/01/2042	3,000,000	3,112,831
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”I“, 5%, 12/01/2034	1,000,000	1,044,894
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	47,977	44,097
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	101,921
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,901,834	1,910,349
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	160,025	161,572
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	161,869
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	159,559
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	350,225
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	126,357
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	282,284	241,306
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	90,960
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	117,624
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	386,778
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2040	1,060,000	1,132,652
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,163,571
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,197,792
Georgetown, MA, General Obligation, Refunding, Unlimited Tax, 4%, 5/01/2032	825,000	829,737
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,107,679
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,491,472
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,116,635
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, ”A“, NPFG, 0%, 1/01/2029	1,560,000	1,225,966
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2039	1,090,000	1,034,962
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2040	1,125,000	1,062,936
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2041	1,000,000	943,629
Nantucket, MA, General Obligation Purpose Loan, ”A“, 4%, 8/15/2042	695,000	650,243
New Bedford, MA, General Obligation, ”B“, 3%, 4/13/2023	5,000,000	4,997,768
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2039	500,000	466,164
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2040	500,000	462,945
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2041	300,000	275,582
Quincy, MA, General Obligation Purpose Loan, ”A“, 4%, 6/01/2042	400,000	364,107
48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Quincy, MA, General Obligation Purpose Loan, ”A“, 5%, 6/01/2047	$1,000,000	$1,046,883
Quincy, MA, General Obligation Purpose Loan, ”A“, 5%, 6/01/2050	2,000,000	2,097,269
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2038	675,000	722,976
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2039	740,000	790,855
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2040	785,000	836,864
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2041	620,000	659,552
Quincy, MA, General Obligation, ”B“, 5%, 7/01/2042	600,000	636,568
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2037	1,410,000	1,386,883
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	1,150,000	1,073,727
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	285,016
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	260,556
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,555,037
West Springfield, MA, General Obligation, 3%, 5/15/2032	1,490,000	1,352,123
West Springfield, MA, General Obligation, 3%, 5/15/2033	1,490,000	1,332,683
Westborough, MA, General Obligation, 3%, 3/29/2023	6,000,000	5,995,771
		$65,453,418
General Obligations - Schools – 0.6%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., ”A“, 4%, 12/01/2047	$1,270,000	$999,597
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, ”C“, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,513,410
		$2,513,007
Healthcare Revenue - Hospitals – 14.1%
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	$1,960,000	$1,697,534
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,547,533
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), ”N“, 5%, 7/01/2044	2,000,000	1,968,687
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2029	600,000	631,193
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2030	1,675,000	1,755,009
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), ”I“, 5%, 10/01/2031	400,000	418,916
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2036	635,000	652,067
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2037	850,000	853,782
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), ”K“, 5%, 7/01/2038	700,000	701,670
Massachusetts Development Finance Agency Rev. (CareGroup), ”I“, 5%, 7/01/2037	1,000,000	1,002,617
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2036	1,000,000	1,015,795
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-2“, 5%, 7/01/2037	1,000,000	1,003,868
Massachusetts Development Finance Agency Rev. (Children's Hospital), ”P“, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,035,324
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”N“, 5%, 12/01/2041	1,690,000	1,699,669
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2029	100,000	106,200
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2030	100,000	105,215
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2031	125,000	130,979
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2032	175,000	182,737
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2033	150,000	156,033
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), ”O“, 5%, 12/01/2034	400,000	414,808
Massachusetts Development Finance Agency Rev. (Lahey Health System), ”F“, 5%, 8/15/2030	2,000,000	2,038,264
Massachusetts Development Finance Agency Rev. (Massachusetts General Brigham, Inc.), ”A-2“, 5%, 7/01/2023	5,000,000	5,063,405
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	1,000,000	1,006,406
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”G“, 5%, 7/15/2046 (n)	1,000,000	883,028
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2041	1,810,000	1,824,924
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”Q“, 5%, 7/01/2047	1,500,000	1,498,364
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 4%, 7/01/2041	3,500,000	3,185,667
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S-4“, 5%, 7/01/2034	700,000	730,674
Massachusetts Development Finance Agency Rev. (South Shore Hospital), ”I“, 5%, 7/01/2041	2,300,000	2,265,535
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”L“, 5%, 7/01/2044	1,000,000	984,344
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), ”I“, 5%, 7/01/2041	1,850,000	1,822,278
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), ”K“, 5%, 7/01/2038	2,000,000	1,987,659
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 4%, 7/01/2044	2,080,000	1,742,849
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”A“, 5%, 7/01/2044	2,000,000	1,890,962
49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 5%, 10/01/2034	$450,000	$463,255
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), ”C“, AGM, 4%, 10/01/2045	2,500,000	2,130,928
Massachusetts Development Finance Agency Rev., ”J-2“, 5%, 7/01/2048	3,615,000	3,578,809
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), ”J-2“, 5%, 7/01/2043	2,855,000	2,832,122
New York Dormitory Authority Rev. (Norwell Health Obligated Group), ”A“, 4.25%, 5/01/2052	2,120,000	1,848,093
University of California Regents, Medical Center Pooled Rev., ”P“, 5%, 5/15/2047	2,405,000	2,498,432
		$57,355,634
Healthcare Revenue - Long Term Care – 1.5%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,010,356
Massachusetts Development Finance Agency Rev. (Adventcare), ”A“, 6.75%, 10/15/2037 (a)(d)	500,000	185,000
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	415,021
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	517,792
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)(w)	500,000	468,542
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	715,122
Massachusetts Development Finance Agency Rev. (Loomis Communities), ”A“, 6%, 1/01/2033 (Prerefunded 10/13/2022)	250,000	251,738
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	255,152
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,291,196
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,034,713
		$6,144,632
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$500,000	$402,543
Miscellaneous Revenue - Other – 1.8%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,054,264
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,052,383
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,044,357
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	1,000,000	1,009,231
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2039	2,000,000	2,015,214
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	140,000	143,642
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	950,000	849,379
		$7,168,470
Multi-Family Housing Revenue – 4.4%
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2040	$1,830,000	$1,706,245
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2041	1,905,000	1,765,196
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2042	1,980,000	1,826,847
Boston, MA, Housing Authority Capital Program Rev., ”B“, 5%, 4/01/2028	1,000,000	1,083,701
Massachusetts Development Finance Agency Rev. (Morville House Apartments), ”A“, LOC, 4.95%, 12/15/2023	1,895,000	1,901,355
Massachusetts Housing Finance Agency, ”A“, 3.7%, 12/01/2038	1,000,000	886,938
Massachusetts Housing Finance Agency, ”A“, 3.8%, 12/01/2043	2,025,000	1,730,611
Massachusetts Housing Finance Agency, ”C“, 5.35%, 12/01/2049	1,035,000	1,035,527
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	776,068
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,485,668
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.75%, 12/01/2030	1,425,000	1,425,412
Massachusetts Housing Finance Agency, Multi-Family Housing, ”A“, FHA, 4.875%, 12/01/2032	1,190,000	1,190,255
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	1,120,756	1,020,490
		$17,834,313
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, ”A“, 4%, 3/01/2028	$2,660,000	$2,707,081
Sales & Excise Tax Revenue – 5.6%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$25,000	$24,961
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	20,000	19,940
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	24,756
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	255,000	205,763
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2027	310,000	323,756
50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2028	$275,000	$288,968
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2036	125,000	128,196
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 5%, 1/01/2037	175,000	182,317
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2038	80,000	71,638
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2039	55,000	48,845
Illinois Sales Tax Securitization Corp., Second Lien, ”A“, 4%, 1/01/2040	85,000	74,937
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	1,590,000	1,640,547
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2029	1,850,000	2,068,344
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 5.25%, 7/01/2031	2,000,000	2,287,284
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A-1“, 4%, 7/01/2051	1,720,000	1,500,350
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”A“, 5%, 2/15/2044	4,000,000	4,167,896
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., ”B“, 4%, 11/15/2046	3,000,000	2,676,421
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	73,000	64,866
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	239,000	204,121
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	2,053,000	1,812,393
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	445,000	384,379
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	256,000	221,126
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	5,000	4,117
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	101,000	84,950
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	8,000	7,391
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	117,000	93,262
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	22,000	15,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,059,000	673,394
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,011,000	568,185
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	9,313,000	2,099,553
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	585,000	503,949
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	322,362
		$22,794,785
Secondary Schools – 1.6%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$290,000	$261,730
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	929,228
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	868,961
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	514,991
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,052,682
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), ”B“, 5%, 7/01/2037	1,000,000	967,475
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,010,334
		$6,605,401
Single Family Housing - State – 2.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), ”C-1“, 4%, 11/15/2047	$725,000	$719,173
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”186“, 4%, 6/01/2039 (n)	705,000	700,561
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.3%, 6/01/2034	365,000	322,008
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”206“, 3.45%, 12/01/2036	485,000	423,130
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”215“, GNMA, 4%, 12/01/2050	2,650,000	2,605,292
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2026	120,000	126,356
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2026	100,000	105,939
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2027	110,000	117,224
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2027	100,000	107,182
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2028	100,000	107,254
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 12/01/2028	100,000	107,798
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 5%, 6/01/2029	100,000	108,327
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”220“, GNMA, 1.35%, 12/01/2029	400,000	335,815
Massachusetts Housing Finance Agency, Single Family Housing Rev., ”222“, GNMA, 3%, 6/01/2051	1,000,000	937,573
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,419,320
		$8,242,952
51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 1.9%
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	$1,245,000	$1,137,679
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	75,000	78,197
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	62,397
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	31,078
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,229,625
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	350,000	379,491
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	665,000	691,271
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2037	250,000	242,628
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2038	250,000	237,688
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2039	1,000,000	933,114
Massachusetts College Building Authority Project Refunding Rev., ”A“, 4%, 5/01/2040	500,000	459,883
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	278,021
Massachusetts College Building Authority Project Rev., ”A“, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	768,349
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	45,000	47,648
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	59,849
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	50,201
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	30,169
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	345,000	356,537
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”LLL“, 5%, 6/15/2039	765,000	761,091
		$7,834,916
Student Loan Revenue – 4.1%
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2029	$1,400,000	$1,473,199
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 5%, 7/01/2030	1,300,000	1,370,268
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 2%, 7/01/2037	3,000,000	2,339,441
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	2,000,000	1,629,947
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	4,000,000	3,083,177
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	375,000	341,408
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, ”B“, 5%, 7/01/2031	1,000,000	1,049,684
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 3%, 7/01/2051	2,000,000	1,285,200
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., ”C“, 4.125%, 7/01/2052	3,000,000	2,420,147
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	195,000	152,002
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	1,710,000	1,463,863
		$16,608,336
Tax - Other – 0.6%
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2035	$225,000	$213,522
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2036	120,000	113,299
Guam Government Limited Obligation Rev., ”A“, 5%, 12/01/2046	370,000	337,731
Massachusetts Special Obligation Dedicated Tax Rev., NPFG, 5.5%, 1/01/2023	1,585,000	1,592,891
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	188,861
		$2,446,304
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$23,955
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	31,749
		$55,704
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$250,000	$255,819
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, ”B-2“, 0%, 6/01/2066	5,620,000	491,443
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	1,370,000	1,188,104
		$1,935,366
Toll Roads – 1.0%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,064,904
52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	$3,000,000	$3,213,160
		$4,278,064
Transportation - Special Tax – 4.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2036	$2,850,000	$2,962,705
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), ”A“, 5%, 6/01/2042	3,000,000	3,103,071
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NPFG, 4.75%, 7/01/2038	465,000	448,141
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	245,000	245,093
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	280,000	281,834
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	520,000	517,350
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,055,000	1,029,509
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NPFG, 5%, 7/01/2038	45,000	44,579
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”B-1“, 5%, 7/01/2033	3,000,000	3,267,940
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), ”B“, 5%, 6/01/2052	3,000,000	3,156,202
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2045	210,000	207,690
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	420,000	439,115
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	225,000	223,829
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	220,000	217,697
		$16,144,755
Universities - Colleges – 18.6%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), ”M“, 3%, 7/01/2047	$2,830,000	$1,863,139
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2038	605,000	628,536
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), ”S-1“, 5%, 10/01/2040	2,665,000	2,759,443
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	977,255
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	854,863
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	626,714
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	340,232
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,649,854
Massachusetts Development Finance Agency Refunding Rev. (Wellesley College), ”M“, 4%, 7/01/2036	1,985,000	1,925,263
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2040	875,000	769,137
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2044	700,000	595,333
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,541,730
Massachusetts Development Finance Agency Rev. (Bentley University), ”A“, 4%, 7/01/2038	1,000,000	900,289
Massachusetts Development Finance Agency Rev. (Brandeis University), ”R“, 5%, 10/01/2038	835,000	866,181
Massachusetts Development Finance Agency Rev. (Brandeis University), ”S-1“, 5%, 10/01/2039	2,660,000	2,759,153
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	708,498
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,734,568
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	2,000,000	2,011,199
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,000,000	1,948,694
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,098,259
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	187,362
Massachusetts Development Finance Agency Rev. (Lesley University), ”A“, 5%, 7/01/2044	2,250,000	2,253,706
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	973,998
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2042	475,000	398,947
Massachusetts Development Finance Agency Rev. (Merrimack University), ”B“, 4%, 7/01/2050	1,825,000	1,444,972
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,063,565
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2031	2,330,000	2,534,779
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2033	900,000	970,618
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2034	500,000	536,173
Massachusetts Development Finance Agency Rev. (Northeastern University), ”A“, 5%, 10/01/2035	1,555,000	1,664,393
Massachusetts Development Finance Agency Rev. (Simmons University), ”L“, 5%, 10/01/2035	2,000,000	2,024,318
Massachusetts Development Finance Agency Rev. (Simmons University), ”M“, 5%, 10/01/2045	725,000	709,325
Massachusetts Development Finance Agency Rev. (Simmons Unversity), ”H“, SYNCORA, 5.25%, 10/01/2026	1,850,000	1,891,476
Massachusetts Development Finance Agency Rev. (Springfield College), ”A“, 4%, 6/01/2056	3,000,000	2,319,508
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	813,368
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,097,601
53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	$2,000,000	$1,947,085
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,126,355
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,646,665
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	881,316
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	966,327
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,411,438
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,885,970
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), ”I-1“, 5.2%, 1/01/2028	1,000,000	1,091,350
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), ”A“, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,366,551
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), ”I“, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,600,000	2,364,152
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	290,000	287,753
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,060
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,179
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	471,763
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2037	1,000,000	1,060,409
University of Massachusetts Building Authority Project Senior Rev., ”1“, 5%, 11/01/2040	2,500,000	2,601,908
University of Massachusetts Building Authority Senior Refunding Rev., ”2019-1“, 5%, 5/01/2039	3,000,000	3,158,560
		$75,875,290
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$200,000	$204,311
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	235,000	239,367
Massachusetts Municipal Wholesale Electric Co., ”A“, 4%, 7/01/2046	2,000,000	1,683,886
Massachusetts Municipal Wholesale Electric Co., ”A“, 4%, 7/01/2051	2,000,000	1,653,272
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	35,000	25,900
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	315,000	233,100
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	510,000	377,400
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	800,000	594,000
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	125,000	92,812
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	65,000	48,100
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	300,000	222,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	150,000	111,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	135,000	100,237
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	18,563
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	415,000	308,137
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2029	220,000	217,893
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	34,071
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	30,000	22,313
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	65,000	48,263
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	195,000	144,300
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	220,000	163,350
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	75,000	55,687
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	230,000	170,775
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	190,000	142,975
		$6,934,737
Water & Sewer Utility Revenue – 2.8%
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	$455,000	$455,359
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,350,461
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	584,812
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,398,643
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,299,561
Massachusetts Water Pollution Abatement Trust (MWRA Program), ”A“, 5%, 8/01/2032	75,000	75,110
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), ”C“, 4%, 8/01/2040	2,910,000	2,709,215
54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2029	$595,000	$667,901
Massachusetts Water Resources Authority, General Rev., ”B“, AGM, 5.25%, 8/01/2031	1,625,000	1,851,559
		$11,392,621
Total Municipal Bonds (Identified Cost, $406,655,811)		$367,689,733
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$494,474
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,180,997	287,104
Total Bonds (Identified Cost, $957,554)		$781,578
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $414,745)	$717,436	$358,718
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $11,520,494)	11,520,459	$11,521,611
Other Assets, Less Liabilities – 6.7%		27,379,675
Net Assets – 100.0%		$407,731,315
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$663,727	$72,154,052
Arkansas Fund	1,735,942	139,830,554
California Fund	6,162,185	456,726,209
Georgia Fund	553,411	104,562,958
Maryland Fund	11,064,352	107,700,705
Massachusetts Fund	11,521,611	368,830,029
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Alabama Fund	$1,215,007	1.6%
Arkansas Fund	1,718,986	1.2%
California Fund	54,517,534	11.6%
Georgia Fund	1,947,482	1.8%
Maryland Fund	2,609,354	2.1%
Massachusetts Fund	7,499,581	1.8%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
ETM	Escrowed to Maturity
55

Portfolio of Investments (unaudited) – continued
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See Notes to Financial Statements
56

Financial Statements
Statements of Assets and Liabilities
At 9/30/22 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $80,446,765, $154,762,968, and $505,211,400, respectively)	$72,154,052	$139,830,554	$456,726,209
Investments in affiliated issuers, at value (identified cost, $663,665, $1,735,753, and $6,161,538, respectively)	663,727	1,735,942	6,162,185
Receivables for
Investments sold	215,000	3,920,094	3,068,048
Fund shares sold	22,923	768,976	1,042,401
Interest	848,096	1,902,336	5,666,665
Receivable from investment adviser	8,440	5,689	—
Other assets	9,193	9,147	11,826
Total assets	$73,921,431	$148,172,738	$472,677,334
Liabilities
Payable to custodian	$—	$185	$—
Payables for
Distributions	22,795	19,210	168,878
Fund shares reacquired	171,202	460,616	2,192,721
Payable to affiliates
Investment adviser	—	—	11,231
Administrative services fee	115	175	437
Shareholder servicing costs	20,727	39,865	142,380
Distribution and service fees	653	648	2,238
Payable for independent Trustees' compensation	52	8	4,242
Accrued expenses and other liabilities	48,118	51,369	84,989
Total liabilities	$263,662	$572,076	$2,607,116
Net assets	$73,657,769	$147,600,662	$470,070,218
Net assets consist of
Paid-in capital	$84,865,422	$168,974,146	$533,493,392
Total distributable earnings (loss)	(11,207,653)	(21,373,484)	(63,423,174)
Net assets	$73,657,769	$147,600,662	$470,070,218
57

Statements of Assets and Liabilities (unaudited) – continued
	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$46,982,366	$115,099,235	$285,985,598
Class B	55,374	420,968	340,783
Class C	—	—	12,378,227
Class I	23,086,540	27,736,147	124,530,816
Class R6	3,533,489	4,344,312	46,834,794
Total net assets	$73,657,769	$147,600,662	$470,070,218
Shares of beneficial interest outstanding
Class A	5,279,392	13,334,933	54,494,568
Class B	6,221	48,727	64,909
Class C	—	—	2,350,906
Class I	2,721,990	3,237,023	14,577,754
Class R6	416,615	507,001	5,486,002
Total shares of beneficial interest outstanding	8,424,218	17,127,684	76,974,139
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.63	$5.25
Offering price per share (100 / 95.75 x net asset value per share)	$9.30	$9.01	$5.48
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.90	$8.64	$5.25
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$—	$5.27
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.48	$8.57	$8.54
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.48	$8.57	$8.54
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
58

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $115,785,526, $118,537,493, and $408,028,110, respectively)	$104,562,958	$107,700,705	$368,830,029
Investments in affiliated issuers, at value (identified cost, $553,342, $11,062,955, and $11,520,494, respectively)	553,411	11,064,352	11,521,611
Receivables for
Investments sold	10,000	—	425,000
Fund shares sold	206,140	10,265,472	27,283,403
Interest	1,274,263	1,385,031	4,870,862
Receivable from investment adviser	2,648	11,656	203
Other assets	8,966	10,351	10,901
Total assets	$106,618,386	$130,437,567	$412,942,009
Liabilities
Payables for
Distributions	$17,664	$30,820	$104,353
Investments purchased	—	5,531,117	—
Fund shares reacquired	221,181	153,908	4,373,046
When-issued investments purchased	—	—	540,170
Payable to affiliates
Administrative services fee	141	151	377
Shareholder servicing costs	18,537	26,800	114,074
Distribution and service fees	1,080	1,138	3,090
Payable for independent Trustees' compensation	46	2,539	2,489
Accrued expenses and other liabilities	51,646	46,171	73,095
Total liabilities	$310,295	$5,792,644	$5,210,694
Net assets	$106,308,091	$124,644,923	$407,731,315
Net assets consist of
Paid-in capital	$121,667,352	$138,746,113	$456,228,643
Total distributable earnings (loss)	(15,359,261)	(14,101,190)	(48,497,328)
Net assets	$106,308,091	$124,644,923	$407,731,315
59

Statements of Assets and Liabilities (unaudited) – continued
	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$78,934,304	$88,546,860	$236,180,197
Class B	29,886	417,677	277,524
Class I	12,907,232	29,096,568	161,888,196
Class R6	14,436,669	6,583,818	9,385,398
Total net assets	$106,308,091	$124,644,923	$407,731,315
Shares of beneficial interest outstanding
Class A	8,340,199	9,307,970	24,470,441
Class B	3,146	43,926	28,704
Class I	1,504,208	3,390,654	19,163,517
Class R6	1,681,478	767,062	1,110,342
Total shares of beneficial interest outstanding	11,529,031	13,509,612	44,773,004
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$9.46	$9.51	$9.65
Offering price per share (100 / 95.75 x net asset value per share)	$9.88	$9.93	$10.08
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$9.50	$9.51	$9.67
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.58	$8.58	$8.45
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.59	$8.58	$8.45
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.
See Notes to Financial Statements
60

Financial Statements
Statements of Operations
Six months ended 9/30/22 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,229,119	$2,522,769	$8,952,772
Dividends from affiliated issuers	14,298	14,776	74,104
Other	21	29	74
Total investment income	$1,243,438	$2,537,574	$9,026,950
Expenses
Management fee	$189,931	$361,516	$1,169,887
Distribution and service fees	66,630	155,487	466,904
Shareholder servicing costs	35,306	63,273	220,166
Administrative services fee	11,662	18,074	48,295
Independent Trustees' compensation	1,812	2,358	5,329
Custodian fee	12,309	15,153	40,764
Shareholder communications	3,583	4,692	8,974
Audit and tax fees	30,160	30,162	30,171
Legal fees	2,847	771	4,997
Registration fees	30,284	31,829	38,741
Miscellaneous	14,464	14,951	18,630
Total expenses	$398,988	$698,266	$2,052,858
Fees paid indirectly	(11)	(20)	(44)
Reduction of expenses by investment adviser and distributor	(59,653)	(154,723)	(273,638)
Net expenses	$339,324	$543,523	$1,779,176
Net investment income (loss)	$904,114	$1,994,051	$7,247,774
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,799,008)	$(1,619,584)	$(9,001,108)
Affiliated issuers	(706)	(167)	(3,237)
Net realized gain (loss)	$(1,799,714)	$(1,619,751)	$(9,004,345)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(7,093,956)	$(14,155,556)	$(49,146,472)
Affiliated issuers	34	189	635
Net unrealized gain (loss)	$(7,093,922)	$(14,155,367)	$(49,145,837)
Net realized and unrealized gain (loss)	$(8,893,636)	$(15,775,118)	$(58,150,182)
Change in net assets from operations	$(7,989,522)	$(13,781,067)	$(50,902,408)
See Notes to Financial Statements
61

Statements of Operations (unaudited) – continued
Six months ended 9/30/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,768,951	$1,631,917	$5,978,828
Dividends from affiliated issuers	15,260	32,575	94,741
Other	25	24	51
Total investment income	$1,784,236	$1,664,516	$6,073,620
Expenses
Management fee	$275,799	$244,815	$923,134
Distribution and service fees	113,497	93,360	288,430
Shareholder servicing costs	31,958	44,351	165,272
Administrative services fee	14,874	13,699	39,067
Independent Trustees' compensation	2,111	2,101	4,259
Custodian fee	15,572	12,838	25,179
Shareholder communications	4,383	4,637	7,779
Audit and tax fees	30,162	30,160	30,168
Legal fees	3,877	4,794	11,638
Registration fees	31,245	33,005	33,165
Miscellaneous	14,890	14,719	16,599
Total expenses	$538,368	$498,479	$1,544,690
Fees paid indirectly	(15)	(14)	(97)
Reduction of expenses by investment adviser and distributor	(31,236)	(92,459)	(50,373)
Net expenses	$507,117	$406,006	$1,494,220
Net investment income (loss)	$1,277,119	$1,258,510	$4,579,400
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,319,078)	$(1,192,337)	$(3,079,033)
Affiliated issuers	(655)	(393)	(2,026)
Net realized gain (loss)	$(2,319,733)	$(1,192,730)	$(3,081,059)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(9,443,448)	$(9,389,420)	$(36,572,834)
Affiliated issuers	69	1,397	1,075
Net unrealized gain (loss)	$(9,443,379)	$(9,388,023)	$(36,571,759)
Net realized and unrealized gain (loss)	$(11,763,112)	$(10,580,753)	$(39,652,818)
Change in net assets from operations	$(10,485,993)	$(9,322,243)	$(35,073,418)
See Notes to Financial Statements
62

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/22 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$904,114	$1,994,051	$7,247,774
Net realized gain (loss)	(1,799,714)	(1,619,751)	(9,004,345)
Net unrealized gain (loss)	(7,093,922)	(14,155,367)	(49,145,837)
Change in net assets from operations	$(7,989,522)	$(13,781,067)	$(50,902,408)
Total distributions to shareholders	$(943,556)	$(2,104,703)	$(7,495,494)
Change in net assets from fund share transactions	$(15,013,033)	$(7,352,055)	$(58,336,443)
Total change in net assets	$(23,946,111)	$(23,237,825)	$(116,734,345)
Net assets
At beginning of period	97,603,880	170,838,487	586,804,563
At end of period	$73,657,769	$147,600,662	$470,070,218
Six months ended 9/30/22 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$1,277,119	$1,258,510	$4,579,400
Net realized gain (loss)	(2,319,733)	(1,192,730)	(3,081,059)
Net unrealized gain (loss)	(9,443,379)	(9,388,023)	(36,571,759)
Change in net assets from operations	$(10,485,993)	$(9,322,243)	$(35,073,418)
Total distributions to shareholders	$(1,312,308)	$(1,341,937)	$(5,057,292)
Change in net assets from fund share transactions	$(16,902,489)	$17,588,699	$40,736,710
Total change in net assets	$(28,700,790)	$6,924,519	$606,000
Net assets
At beginning of period	135,008,881	117,720,404	407,125,315
At end of period	$106,308,091	$124,644,923	$407,731,315
See Notes to Financial Statements
63

Statements of Changes in Net Assets – continued
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund
Change in net assets
From operations
Net investment income (loss)	$1,632,871	$3,915,968	$14,150,263
Net realized gain (loss)	82,689	494,619	(820,828)
Net unrealized gain (loss)	(5,869,181)	(10,066,177)	(38,175,575)
Change in net assets from operations	$(4,153,621)	$(5,655,590)	$(24,846,140)
Total distributions to shareholders	$(1,629,906)	$(3,863,922)	$(14,043,491)
Change in net assets from fund share transactions	$8,228,708	$7,421,076	$9,092,065
Total change in net assets	$2,445,181	$(2,098,436)	$(29,797,566)
Net assets
At beginning of period	95,158,699	172,936,923	616,602,129
At end of period	$97,603,880	$170,838,487	$586,804,563
Year ended 3/31/22	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets
From operations
Net investment income (loss)	$2,330,447	$2,277,072	$8,127,699
Net realized gain (loss)	116,394	208,350	770,249
Net unrealized gain (loss)	(8,356,936)	(6,759,752)	(24,990,091)
Change in net assets from operations	$(5,910,095)	$(4,274,330)	$(16,092,143)
Total distributions to shareholders	$(2,293,807)	$(2,277,860)	$(7,975,575)
Change in net assets from fund share transactions	$1,833,644	$8,493,798	$36,270,055
Total change in net assets	$(6,370,258)	$1,941,608	$12,202,337
Net assets
At beginning of period	141,379,139	115,778,796	394,922,978
At end of period	$135,008,881	$117,720,404	$407,125,315
See Notes to Financial Statements
64

Financial Statements
Financial Highlights
MFS ALABAMA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.89	$10.46	$10.18	$10.15	$10.02	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.16	$0.22	$0.27	$0.36	$0.34
Net realized and unrealized gain (loss)	(0.99)	(0.57)	0.28	0.02	0.09	(0.10)
Total from investment operations	$(0.89)	$(0.41)	$0.50	$0.29	$0.45	$0.24
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.22)	$(0.26)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$8.90	$9.89	$10.46	$10.18	$10.15	$10.02
Total return (%) (r)(s)(t)(x)	(9.03)(n)	(4.00)	4.91	2.89	4.63	2.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04(a)	0.99	1.01	1.04	1.09	1.10
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.05(a)	1.52	2.07	2.56	3.60	3.37
Portfolio turnover	15(n)	10	25	30	19	17
Net assets at end of period (000 omitted)	$46,982	$62,260	$61,257	$53,321	$51,280	$50,914
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.90	$10.47	$10.18	$10.15	$10.02	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.15	$0.19	$0.28	$0.27
Net realized and unrealized gain (loss)	(0.99)	(0.57)	0.28	0.03	0.10	(0.11)
Total from investment operations	$(0.93)	$(0.49)	$0.43	$0.22	$0.38	$0.16
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.14)	$(0.19)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$8.90	$9.90	$10.47	$10.18	$10.15	$10.02
Total return (%) (r)(s)(t)(x)	(9.46)(n)	(4.71)	4.24	2.13	3.85	1.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79(a)	1.74	1.77	1.80	1.84	1.84
Expenses after expense reductions (f)	1.65(a)	1.65	1.65	1.65	1.65	1.65
Net investment income (loss)	1.30(a)	0.77	1.44	1.86	2.85	2.63
Portfolio turnover	15(n)	10	25	30	19	17
Net assets at end of period (000 omitted)	$55	$61	$64	$176	$250	$303
See Notes to Financial Statements
65

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.43	$9.97	$9.70	$9.67	$9.55	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.23	$0.27	$0.37	$0.35
Net realized and unrealized gain (loss)	(0.94)	(0.54)	0.27	0.04	0.08	(0.11)
Total from investment operations	$(0.84)	$(0.36)	$0.50	$0.31	$0.45	$0.24
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.23)	$(0.28)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$8.48	$9.43	$9.97	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	(8.98)(n)	(3.73)	5.21	3.15	4.83	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.74	0.76	0.79	0.84	0.85
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.30(a)	1.77	2.31	2.77	3.85	3.62
Portfolio turnover	15(n)	10	25	30	19	17
Net assets at end of period (000 omitted)	$23,087	$30,262	$29,971	$22,796	$11,490	$6,898
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.43	$9.97	$9.70	$9.67	$9.55	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.23	$0.28	$0.37	$0.24
Net realized and unrealized gain (loss)	(0.95)	(0.54)	0.28	0.03	0.09	(0.22)
Total from investment operations	$(0.84)	$(0.36)	$0.51	$0.31	$0.46	$0.02
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.24)	$(0.28)	$(0.34)	$(0.23)
Net asset value, end of period (x)	$8.48	$9.43	$9.97	$9.70	$9.67	$9.55
Total return (%) (r)(s)(t)(x)	(8.94)(n)	(3.66)	5.28	3.23	4.92	0.25(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.67	0.69	0.71	0.77	0.84(a)
Expenses after expense reductions (f)	0.57(a)	0.58	0.58	0.57	0.58	0.58(a)
Net investment income (loss)	2.37(a)	1.83	2.35	2.85	3.92	3.70(a)
Portfolio turnover	15(n)	10	25	30	19	17
Net assets at end of period (000 omitted)	$3,533	$5,020	$3,867	$2,100	$1,242	$1,274

See Notes to Financial Statements
66

Financial Highlights − continued
MFS ALABAMA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
67

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.54	$10.07	$9.75	$9.80	$9.64	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.25	$0.27	$0.33	$0.30
Net realized and unrealized gain (loss)	(0.90)	(0.54)	0.32	(0.05)	0.12	(0.09)
Total from investment operations	$(0.79)	$(0.32)	$0.57	$0.22	$0.45	$0.21
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.25)	$(0.27)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$8.63	$9.54	$10.07	$9.75	$9.80	$9.64
Total return (%) (r)(s)(t)(x)	(8.35)(n)	(3.22)	5.85	2.27	4.74	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.91	0.91	0.92	0.93	0.92
Expenses after expense reductions (f)	0.70(a)	0.71	0.75	0.76	0.77	0.77
Net investment income (loss)	2.46(a)	2.15	2.47	2.77	3.40	3.06
Portfolio turnover	12(n)	17	22	20	14	17
Net assets at end of period (000 omitted)	$115,099	$128,341	$133,754	$123,979	$121,888	$141,605
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.55	$10.08	$9.76	$9.81	$9.65	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.18	$0.20	$0.25	$0.23
Net realized and unrealized gain (loss)	(0.90)	(0.53)	0.31	(0.05)	0.13	(0.09)
Total from investment operations	$(0.82)	$(0.39)	$0.49	$0.15	$0.38	$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.14)	$(0.17)	$(0.20)	$(0.22)	$(0.22)
Net asset value, end of period (x)	$8.64	$9.55	$10.08	$9.76	$9.81	$9.65
Total return (%) (r)(s)(t)(x)	(8.68)(n)	(3.94)	5.07	1.51	3.97	1.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.66	1.66	1.67	1.68	1.68
Expenses after expense reductions (f)	1.45(a)	1.46	1.50	1.51	1.52	1.52
Net investment income (loss)	1.71(a)	1.41	1.79	2.03	2.64	2.31
Portfolio turnover	12(n)	17	22	20	14	17
Net assets at end of period (000 omitted)	$421	$480	$610	$1,587	$2,477	$4,209
See Notes to Financial Statements
68

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.47	$9.99	$9.68	$9.73	$9.57	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.25	$0.28	$0.33	$0.31
Net realized and unrealized gain (loss)	(0.90)	(0.52)	0.31	(0.05)	0.13	(0.09)
Total from investment operations	$(0.78)	$(0.30)	$0.56	$0.23	$0.46	$0.22
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.25)	$(0.28)	$(0.30)	$(0.30)
Net asset value, end of period (x)	$8.57	$9.47	$9.99	$9.68	$9.73	$9.57
Total return (%) (r)(s)(t)(x)	(8.26)(n)	(3.07)	5.88	2.36	4.86	2.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.66	0.66	0.67	0.68	0.67
Expenses after expense reductions (f)	0.60(a)	0.61	0.65	0.66	0.67	0.67
Net investment income (loss)	2.56(a)	2.25	2.56	2.86	3.49	3.16
Portfolio turnover	12(n)	17	22	20	14	17
Net assets at end of period (000 omitted)	$27,736	$36,162	$34,603	$29,078	$26,586	$13,733
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.47	$9.99	$9.68	$9.73	$9.58	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.26	$0.29	$0.34	$0.20
Net realized and unrealized gain (loss)	(0.89)	(0.52)	0.31	(0.05)	0.11	(0.19)
Total from investment operations	$(0.77)	$(0.29)	$0.57	$0.24	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.26)	$(0.29)	$(0.30)	$(0.21)
Net asset value, end of period (x)	$8.57	$9.47	$9.99	$9.68	$9.73	$9.58
Total return (%) (r)(s)(t)(x)	(8.23)(n)	(3.00)	5.95	2.44	4.83	0.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.58	0.58	0.59	0.60	0.61(a)
Expenses after expense reductions (f)	0.52(a)	0.54	0.57	0.58	0.59	0.61(a)
Net investment income (loss)	2.63(a)	2.31	2.58	2.92	3.58	3.19(a)
Portfolio turnover	12(n)	17	22	20	14	17
Net assets at end of period (000 omitted)	$4,344	$5,856	$3,971	$1,538	$954	$766

See Notes to Financial Statements
69

Financial Highlights − continued
MFS ARKANSAS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
70

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$5.87	$6.24	$5.97	$6.04	$5.94	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.15	$0.18	$0.22	$0.23
Net realized and unrealized gain (loss)	(0.55)	(0.37)	0.28	(0.07)	0.08	(0.02)
Total from investment operations	$(0.47)	$(0.23)	$0.43	$0.11	$0.30	$0.21
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.16)	$(0.18)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$5.25	$5.87	$6.24	$5.97	$6.04	$5.94
Total return (%) (r)(s)(t)(x)	(9.26)(n)	(3.82)	7.24	1.76	5.21	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87(a)	0.84	0.84	0.86	0.87	0.88
Expenses after expense reductions (f)	0.71(a)	0.68	0.68	0.70	0.71	0.72
Net investment income (loss)	2.77(a)	2.22	2.50	2.94	3.76	3.75
Portfolio turnover	15(n)	25	31	22	15	15
Net assets at end of period (000 omitted)	$285,986	$362,465	$396,643	$374,941	$299,882	$272,958
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$5.87	$6.24	$5.97	$6.04	$5.94	$5.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.11	$0.14	$0.18	$0.18
Net realized and unrealized gain (loss)	(0.58)	(0.37)	0.27	(0.08)	0.08	(0.02)
Total from investment operations	$(0.52)	$(0.28)	$0.38	$0.06	$0.26	$0.16
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.11)	$(0.13)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$5.25	$5.87	$6.24	$5.97	$6.04	$5.94
Total return (%) (r)(s)(t)(x)	(9.60)(n)	(4.54)	6.45	1.00	4.43	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.59	1.59	1.61	1.62	1.63
Expenses after expense reductions (f)	1.46(a)	1.43	1.43	1.45	1.46	1.48
Net investment income (loss)	2.03(a)	1.48	1.78	2.22	3.01	3.02
Portfolio turnover	15(n)	25	31	22	15	15
Net assets at end of period (000 omitted)	$341	$451	$627	$1,033	$1,506	$1,913
See Notes to Financial Statements
71

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$5.88	$6.26	$5.99	$6.06	$5.96	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.08	$0.10	$0.13	$0.17	$0.17
Net realized and unrealized gain (loss)	(0.56)	(0.38)	0.27	(0.08)	0.08	(0.02)
Total from investment operations	$(0.51)	$(0.30)	$0.37	$0.05	$0.25	$0.15
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.10)	$(0.12)	$(0.15)	$(0.16)
Net asset value, end of period (x)	$5.27	$5.88	$6.26	$5.99	$6.06	$5.96
Total return (%) (r)(s)(t)(x)	(9.48)(n)	(4.83)	6.27	0.85	4.26	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.59	1.59	1.61	1.62	1.63
Expenses after expense reductions (f)	1.61(a)	1.58	1.58	1.60	1.61	1.62
Net investment income (loss)	1.87(a)	1.33	1.62	2.05	2.86	2.86
Portfolio turnover	15(n)	25	31	22	15	15
Net assets at end of period (000 omitted)	$12,378	$16,767	$21,410	$25,552	$22,786	$31,800
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.55	$10.16	$9.71	$9.83	$9.67	$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.26	$0.31	$0.37	$0.37
Net realized and unrealized gain (loss)	(0.89)	(0.61)	0.46	(0.13)	0.13	(0.02)
Total from investment operations	$(0.76)	$(0.37)	$0.72	$0.18	$0.50	$0.35
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.24)	$(0.27)	$(0.30)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$8.54	$9.55	$10.16	$9.71	$9.83	$9.67
Total return (%) (r)(s)(t)(x)	(9.23)(n)	(3.80)	7.46	1.79	5.27	3.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.59	0.59	0.61	0.62	0.62
Expenses after expense reductions (f)	0.60(a)	0.58	0.58	0.60	0.61	0.61
Net investment income (loss)	2.86(a)	2.32	2.60	3.04	3.85	3.83
Portfolio turnover	15(n)	25	31	22	15	15
Net assets at end of period (000 omitted)	$124,531	$153,882	$157,366	$128,914	$79,276	$56,553
See Notes to Financial Statements
72

Financial Highlights − continued
MFS CALIFORNIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.54	$10.16	$9.71	$9.82	$9.66	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.27	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	(0.87)	(0.62)	0.45	(0.11)	0.12	(0.18)
Total from investment operations	$(0.74)	$(0.38)	$0.72	$0.20	$0.50	$0.06
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.27)	$(0.31)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$8.54	$9.54	$10.16	$9.71	$9.82	$9.66
Total return (%) (r)(s)(t)(x)	(9.10)(n)	(3.83)	7.54	1.97	5.36	0.61(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.52	0.52	0.53	0.54	0.56(a)
Expenses after expense reductions (f)	0.52(a)	0.50	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.96(a)	2.39	2.66	3.10	3.92	3.78(a)
Portfolio turnover	15(n)	25	31	22	15	15
Net assets at end of period (000 omitted)	$46,835	$53,240	$40,556	$28,396	$12,773	$5,995
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
73

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.45	$11.06	$10.70	$10.73	$10.58	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.17	$0.21	$0.26	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.99)	(0.61)	0.36	(0.02)	0.11	(0.12)
Total from investment operations	$(0.89)	$(0.44)	$0.57	$0.24	$0.47	$0.23
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.17)	$(0.21)	$(0.27)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$9.46	$10.45	$11.06	$10.70	$10.73	$10.58
Total return (%) (r)(s)(t)(x)	(8.52)(n)	(4.08)	5.38	2.17	4.51	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.91	0.92	0.95	1.02	1.04
Expenses after expense reductions (f)	0.90(a)	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)	2.01(a)	1.53	1.94	2.39	3.41	3.26
Portfolio turnover	16(n)	12	22	28	14	12
Net assets at end of period (000 omitted)	$78,934	$99,895	$108,346	$95,352	$70,456	$65,922
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.48	$11.10	$10.74	$10.77	$10.62	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.09	$0.14	$0.19	$0.28	$0.27
Net realized and unrealized gain (loss)	(0.97)	(0.63)	0.35	(0.03)	0.11	(0.12)
Total from investment operations	$(0.91)	$(0.54)	$0.49	$0.16	$0.39	$0.15
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.13)	$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$9.50	$10.48	$11.10	$10.74	$10.77	$10.62
Total return (%) (r)(s)(t)(x)	(8.74)(n)	(4.87)	4.61	1.44	3.73	1.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.66	1.68	1.71	1.77	1.79
Expenses after expense reductions (f)	1.65(a)	1.65	1.63	1.63	1.65	1.65
Net investment income (loss)	1.25(a)	0.77	1.29	1.72	2.67	2.54
Portfolio turnover	16(n)	12	22	28	14	12
Net assets at end of period (000 omitted)	$30	$40	$66	$261	$399	$563
See Notes to Financial Statements
74

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.47	$10.03	$9.70	$9.73	$9.60	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.21	$0.26	$0.35	$0.34
Net realized and unrealized gain (loss)	(0.88)	(0.56)	0.34	(0.02)	0.09	(0.11)
Total from investment operations	$(0.78)	$(0.38)	$0.55	$0.24	$0.44	$0.23
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.22)	$(0.27)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$8.58	$9.47	$10.03	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	(8.33)(n)	(3.91)	5.68	2.39	4.70	2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70(a)	0.66	0.67	0.70	0.77	0.79
Expenses after expense reductions (f)	0.65(a)	0.65	0.65	0.65	0.65	0.65
Net investment income (loss)	2.27(a)	1.78	2.16	2.64	3.65	3.49
Portfolio turnover	16(n)	12	22	28	14	12
Net assets at end of period (000 omitted)	$12,907	$14,154	$15,012	$9,345	$7,834	$6,817
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.48	$10.03	$9.70	$9.73	$9.60	$9.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.22	$0.27	$0.36	$0.23
Net realized and unrealized gain (loss)	(0.89)	(0.55)	0.33	(0.03)	0.09	(0.23)
Total from investment operations	$(0.78)	$(0.37)	$0.55	$0.24	$0.45	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.22)	$(0.27)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$8.59	$9.48	$10.03	$9.70	$9.73	$9.60
Total return (%) (r)(s)(t)(x)	(8.29)(n)	(3.76)	5.72	2.44	4.77	(0.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.62	0.62	0.65	0.70	0.82(a)
Expenses after expense reductions (f)	0.60(a)	0.60	0.60	0.60	0.59	0.59(a)
Net investment income (loss)	2.31(a)	1.82	2.20	2.68	3.72	3.56(a)
Portfolio turnover	16(n)	12	22	28	14	12
Net assets at end of period (000 omitted)	$14,437	$20,920	$17,956	$11,022	$7,371	$5,988

See Notes to Financial Statements
75

Financial Highlights − continued
MFS GEORGIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
76

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.47	$11.04	$10.62	$10.76	$10.65	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.26	$0.31	$0.40	$0.38
Net realized and unrealized gain (loss)	(0.95)	(0.57)	0.42	(0.14)	0.06	(0.12)
Total from investment operations	$(0.84)	$(0.37)	$0.68	$0.17	$0.46	$0.26
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.26)	$(0.31)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$9.51	$10.47	$11.04	$10.62	$10.76	$10.65
Total return (%) (r)(s)(t)(x)	(8.07)(n)	(3.45)	6.51	1.57	4.46	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	0.97	0.98	0.99	1.01	1.02
Expenses after expense reductions (f)	0.83(a)	0.83	0.83	0.82	0.82	0.82
Net investment income (loss)	2.23(a)	1.79	2.42	2.85	3.77	3.48
Portfolio turnover	17(n)	16	27	27	14	23
Net assets at end of period (000 omitted)	$88,547	$80,515	$82,725	$83,852	$75,215	$76,993
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.47	$11.04	$10.62	$10.75	$10.65	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.18	$0.23	$0.32	$0.29
Net realized and unrealized gain (loss)	(0.95)	(0.57)	0.42	(0.13)	0.05	(0.11)
Total from investment operations	$(0.88)	$(0.45)	$0.60	$0.10	$0.37	$0.18
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.18)	$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$9.51	$10.47	$11.04	$10.62	$10.75	$10.65
Total return (%) (r)(s)(t)(x)	(8.41)(n)	(4.17)	5.71	0.91	3.58	1.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.72	1.73	1.74	1.76	1.77
Expenses after expense reductions (f)	1.58(a)	1.58	1.58	1.58	1.58	1.58
Net investment income (loss)	1.48(a)	1.04	1.69	2.12	3.01	2.73
Portfolio turnover	17(n)	16	27	27	14	23
Net assets at end of period (000 omitted)	$418	$576	$656	$1,040	$1,217	$1,331
See Notes to Financial Statements
77

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.45	$9.96	$9.58	$9.70	$9.61	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.26	$0.30	$0.38	$0.36
Net realized and unrealized gain (loss)	(0.86)	(0.51)	0.38	(0.11)	0.05	(0.11)
Total from investment operations	$(0.75)	$(0.31)	$0.64	$0.19	$0.43	$0.25
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.26)	$(0.31)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$8.58	$9.45	$9.96	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	(7.99)(n)	(3.17)	6.78	1.88	4.61	2.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.72	0.73	0.74	0.76	0.77
Expenses after expense reductions (f)	0.58(a)	0.58	0.58	0.58	0.58	0.58
Net investment income (loss)	2.48(a)	2.03	2.64	3.07	4.01	3.72
Portfolio turnover	17(n)	16	27	27	14	23
Net assets at end of period (000 omitted)	$29,097	$27,736	$26,243	$18,140	$11,831	$9,261
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.45	$9.96	$9.58	$9.70	$9.61	$9.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.26	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	(0.87)	(0.51)	0.39	(0.11)	0.05	(0.21)
Total from investment operations	$(0.75)	$(0.30)	$0.65	$0.19	$0.44	$0.03
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.27)	$(0.31)	$(0.35)	$(0.23)
Net asset value, end of period (x)	$8.58	$9.45	$9.96	$9.58	$9.70	$9.61
Total return (%) (r)(s)(t)(x)	(7.96)(n)	(3.10)	6.84	1.93	4.67	0.35(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.65	0.66	0.68	0.70	0.76(a)
Expenses after expense reductions (f)	0.51(a)	0.51	0.52	0.52	0.52	0.52(a)
Net investment income (loss)	2.56(a)	2.09	2.67	3.10	4.07	3.79(a)
Portfolio turnover	17(n)	16	27	27	14	23
Net assets at end of period (000 omitted)	$6,584	$8,893	$6,155	$2,837	$1,315	$961

See Notes to Financial Statements
78

Financial Highlights − continued
MFS MARYLAND MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
79

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.67	$11.30	$10.90	$11.04	$10.90	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.27	$0.33	$0.41	$0.42
Net realized and unrealized gain (loss)	(1.01)	(0.63)	0.39	(0.15)	0.09	(0.13)
Total from investment operations	$(0.90)	$(0.42)	$0.66	$0.18	$0.50	$0.29
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.26)	$(0.32)	$(0.36)	$(0.41)
Net asset value, end of period (x)	$9.65	$10.67	$11.30	$10.90	$11.04	$10.90
Total return (%) (r)(s)(t)(x)	(8.48)(n)	(3.83)	6.16	1.61	4.74	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.86	0.86	0.87	0.88	0.89
Expenses after expense reductions (f)	0.84(a)	0.85	0.84	0.83	0.85	0.86
Net investment income (loss)	2.11(a)	1.87	2.39	2.91	3.75	3.82
Portfolio turnover	14(n)	17	26	29	13	19
Net assets at end of period (000 omitted)	$236,180	$216,458	$216,177	$226,471	$207,565	$202,967
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.69	$11.32	$10.92	$11.06	$10.92	$11.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.19	$0.25	$0.32	$0.34
Net realized and unrealized gain (loss)	(1.01)	(0.64)	0.39	(0.15)	0.10	(0.14)
Total from investment operations	$(0.94)	$(0.51)	$0.58	$0.10	$0.42	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.18)	$(0.24)	$(0.28)	$(0.32)
Net asset value, end of period (x)	$9.67	$10.69	$11.32	$10.92	$11.06	$10.92
Total return (%) (r)(s)(t)(x)	(8.80)(n)	(4.54)	5.36	0.84	3.94	1.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.61	1.61	1.62	1.63	1.64
Expenses after expense reductions (f)	1.59(a)	1.60	1.60	1.60	1.62	1.63
Net investment income (loss)	1.42(a)	1.12	1.67	2.19	2.98	3.06
Portfolio turnover	14(n)	17	26	29	13	19
Net assets at end of period (000 omitted)	$278	$347	$470	$1,081	$1,664	$1,858
See Notes to Financial Statements
80

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.34	$9.89	$9.54	$9.66	$9.54	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.25	$0.30	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.88)	(0.55)	0.36	(0.12)	0.08	(0.12)
Total from investment operations	$(0.77)	$(0.34)	$0.61	$0.18	$0.46	$0.27
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.26)	$(0.30)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$8.45	$9.34	$9.89	$9.54	$9.66	$9.54
Total return (%) (r)(s)(t)(x)	(8.33)(n)	(3.58)	6.41	1.86	4.95	2.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.61	0.61	0.62	0.63	0.64
Expenses after expense reductions (f)	0.59(a)	0.60	0.60	0.60	0.62	0.63
Net investment income (loss)	2.39(a)	2.11	2.60	3.10	3.98	4.00
Portfolio turnover	14(n)	17	26	29	13	19
Net assets at end of period (000 omitted)	$161,888	$179,551	$168,647	$124,875	$68,669	$49,523
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.34	$9.90	$9.55	$9.67	$9.54	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.26	$0.31	$0.38	$0.24
Net realized and unrealized gain (loss)	(0.88)	(0.57)	0.35	(0.12)	0.10	(0.21)
Total from investment operations	$(0.77)	$(0.35)	$0.61	$0.19	$0.48	$0.03
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.26)	$(0.31)	$(0.35)	$(0.26)
Net asset value, end of period (x)	$8.45	$9.34	$9.90	$9.55	$9.67	$9.54
Total return (%) (r)(s)(t)(x)	(8.30)(n)	(3.60)	6.48	1.93	5.13	0.26(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.54	0.54	0.55	0.56	0.58(a)
Expenses after expense reductions (f)	0.52(a)	0.52	0.53	0.53	0.55	0.57(a)
Net investment income (loss)	2.48(a)	2.18	2.67	3.15	4.05	3.85(a)
Portfolio turnover	14(n)	17	26	29	13	19
Net assets at end of period (000 omitted)	$9,385	$10,769	$9,628	$6,636	$3,176	$1,983

See Notes to Financial Statements
81

Financial Highlights − continued
MFS MASSACHUSETTS MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
82

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
83

Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$71,990,455	$—	$71,990,455
U.S. Corporate Bonds	—	163,597	—	163,597
Mutual Funds	663,727	—	—	663,727
Total	$663,727	$72,154,052	$—	$72,817,779
Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$139,502,414	$—	$139,502,414
U.S. Corporate Bonds	—	328,140	—	328,140
Mutual Funds	1,735,942	—	—	1,735,942
Total	$1,735,942	$139,830,554	$—	$141,566,496
California Fund
Financial Instruments
Municipal Bonds	$—	$455,503,959	$—	$455,503,959
U.S. Corporate Bonds	—	1,222,250	—	1,222,250
Mutual Funds	6,162,185	—	—	6,162,185
Total	$6,162,185	$456,726,209	$—	$462,888,394
Georgia Fund
Financial Instruments
Municipal Bonds	$—	$104,293,638	$—	$104,293,638
U.S. Corporate Bonds	—	269,320	—	269,320
Mutual Funds	553,411	—	—	553,411
Total	$553,411	$104,562,958	$—	$105,116,369
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$107,464,576	$—	$107,464,576
U.S. Corporate Bonds	—	236,129	—	236,129
Mutual Funds	11,064,352	—	—	11,064,352
Total	$11,064,352	$107,700,705	$—	$118,765,057
84

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$368,048,451	$—	$368,048,451
U.S. Corporate Bonds	—	781,578	—	781,578
Mutual Funds	11,521,611	—	—	11,521,611
Total	$11,521,611	$368,830,029	$—	$380,351,640
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2022, is shown as a reduction of total expenses in the Statements of Operations.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
85

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/22	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$20,985	$52,942	$170,586	$29,620	$61,722	$146,143
Tax-exempt income	1,608,921	3,810,980	13,872,905	2,264,187	2,216,138	7,829,432
Total distributions	$1,629,906	$3,863,922	$14,043,491	$2,293,807	$2,277,860	$7,975,575
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/22	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$81,203,349	$156,632,667	$512,101,333	$116,441,721	$129,675,579	$419,831,633
Gross appreciation	70,003	378,108	1,655,400	121,972	217,918	1,887,910
Gross depreciation	(8,455,573)	(15,444,279)	(50,868,339)	(11,447,324)	(11,128,440)	(41,367,903)
Net unrealized appreciation (depreciation)	$(8,385,570)	$(15,066,171)	$(49,212,939)	$(11,325,352)	$(10,910,522)	$(39,479,993)
As of 3/31/22
Undistributed ordinary income	28,722	73,340	287,444	42,152	21,109	226,149
Undistributed tax-exempt income	434,731	929,928	3,110,467	557,808	753,554	1,858,949
Capital loss carryforwards	(1,302,347)	(5,305,655)	(7,613,484)	(2,094,441)	(2,495,108)	(7,459,562)
Other temporary differences	(144,387)	(331,462)	(1,192,630)	(185,282)	(197,109)	(721,283)
Net unrealized appreciation (depreciation)	(1,291,294)	(853,865)	382,931	(1,881,197)	(1,519,456)	(2,270,871)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2022, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Short-Term	$(973,802)	$(2,331,612)	$(5,679,083)	$(1,857,351)	$(1,677,099)	$(7,377,362)
Long-Term	(328,545)	(2,974,043)	(1,934,401)	(237,090)	(818,009)	(82,200)
Total	$(1,302,347)	$(5,305,655)	$(7,613,484)	$(2,094,441)	$(2,495,108)	$(7,459,562)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to
86

Notes to Financial Statements (unaudited) - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22
Class A	$568,108	$981,338	$1,591,496	$2,883,300	$4,516,269	$8,861,588
Class B	413	497	4,238	7,448	4,116	7,679
Class C	—	—	—	—	139,724	258,871
Class I	322,181	558,700	440,709	847,322	2,064,761	3,721,131
Class R6	52,854	89,371	68,260	125,852	770,624	1,194,222
Total	$943,556	$1,629,906	$2,104,703	$3,863,922	$7,495,494	$14,043,491
	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22
Class A	$937,906	$1,639,490	$865,787	$1,520,880	$2,700,764	$3,967,360
Class B	253	459	4,007	6,456	2,520	4,409
Class I	159,861	281,350	363,806	584,490	2,221,667	3,775,226
Class R6	214,288	372,508	108,337	166,034	132,341	228,580
Total	$1,312,308	$2,293,807	$1,341,937	$2,277,860	$5,057,292	$7,975,575
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$6,008	$11,427	$37,007	$8,724	$7,744	$29,202
The management fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	Alabama Fund	Arkansas Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	0.90%	0.70%	0.90%	0.83%	0.85%
Class B	1.65%	1.45%	1.65%	1.58%	1.60%
Class I	0.65%	0.60%	0.65%	0.58%	0.60%
Class R6	0.59%	0.53%	0.60%	0.53%	0.53%
These written agreements will continue until modified by the funds' Board of Trustees, but such agreements will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to $53,645 for the Alabama Fund, $51,033 for the Arkansas Fund, $22,509 for the Georgia Fund, and $84,601 for the Maryland Fund. For the Massachusetts Fund, this written agreement terminated on July 31, 2022. For the period from April 1, 2022 through July 31, 2022, this reduction amounted to $3,286 for the Massachusetts Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations.
87

Notes to Financial Statements (unaudited) - continued
Effective August 1, 2022, the investment adviser has agreed in writing to pay a portion of the Massachusetts Fund's total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of this fund's average daily net assets:
Massachusetts Fund
Class A	0.82%
Class B	1.57%
Class I	0.57%
Class R6	0.50%
This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the period from August 1, 2022 through September 30, 2022, this reduction amounted to $17,766 for the Massachusetts Fund, which is included in the reduction of total expenses in the Statements of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2022, as its portion of the initial sales charge on sales of Class A shares of each fund:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$868	$2,529	$1,929	$653	$1,143	$1,030
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$66,335
Arkansas Fund	—	0.25%	0.25%	0.10%	153,195
California Fund	—	0.25%	0.25%	0.10%	393,853
Georgia Fund	—	0.25%	0.25%	0.25%	113,305
Maryland Fund	—	0.25%	0.25%	0.25%	90,904
Massachusetts Fund	—	0.25%	0.25%	0.25%	286,861
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$295
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	2,292
California Fund	0.75%	0.25%	1.00%	0.85%	1,940
Georgia Fund	0.75%	0.25%	1.00%	1.00%	192
Maryland Fund	0.75%	0.25%	1.00%	1.00%	2,456
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	1,569
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$71,111
88

Notes to Financial Statements (unaudited) - continued
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$66,630	$155,487	$466,904	$113,497	$93,360	$288,430
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$2	$27	$3	$114	$119
Arkansas Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to $91,917 and $344 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
California Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to $236,313 and $291 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2022, were as follows:
CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$836	$4,810	$18,926	$6,669	$3,966	$2,657
Class B	—	—	655	—	89	62
Class C	N/A	N/A	75	N/A	N/A	N/A
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,444	$2,122	$9,727	$2,134	$5,079	$11,757
Annual percentage of average daily net assets	0.0034%	0.0026%	0.0037%	0.0035%	0.0093%	0.0057%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$33,862	$61,151	$210,439	$29,824	$39,272	$153,515
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0276%	0.0225%	0.0186%	0.0243%	0.0252%	0.0191%
89

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Alabama Fund, the Arkansas Fund, and the Georgia Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2022:
California Fund	Maryland Fund	Massachusetts Fund
$205	$128	$130
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
California Fund	Maryland Fund	Massachusetts Fund
$4,152	$2,500	$2,489
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 5,730 shares of Class R6 of the California Fund for an aggregate amount of $59,417.
On August 3, 2022, MFS purchased 1,164 shares of Class B of the Georgia Fund for an aggregate amount of $12,000.
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
Alabama Fund	Class I	17	$157
Arkansas Fund	Class I	15	139
California Fund	Class I	17	158
Georgia Fund	Class I	15	140
Maryland Fund	Class I	18	167
Massachusetts Fund	Class I	17	156
California Fund	Class R6	21	195
(4)  Portfolio Securities
For the six months ended September 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$11,960,577	$18,916,776	$76,499,518	$18,719,649	$23,944,473	$75,638,848
Sales	$21,791,808	$32,835,179	$114,465,731	$30,953,004	$17,174,590	$54,674,674
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Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	315,989	$ 2,995,405	1,092,109	$ 11,530,731	1,242,696	$ 11,387,622	1,673,419	$ 16,865,986
Class B	32	297	26	270	—	—	267	2,724
Class I	268,845	2,450,862	614,654	6,175,392	255,453	2,339,756	1,336,908	13,385,641
Class R6	60,384	547,094	236,429	2,376,557	148,916	1,347,659	373,919	3,745,556
	645,250	$5,993,658	1,943,218	$20,082,950	1,647,065	$15,075,037	3,384,513	$33,999,907
Shares issued to shareholders in reinvestment of distributions
Class A	54,175	$ 510,237	83,125	$ 870,178	165,022	$ 1,501,596	270,862	$ 2,718,409
Class B	12	112	13	135	466	4,238	741	7,448
Class I	28,029	251,753	45,277	451,702	46,170	417,565	80,568	802,778
Class R6	5,884	52,854	8,969	89,371	7,519	67,979	12,621	125,546
	88,100	$814,956	137,384	$1,411,386	219,177	$1,991,378	364,792	$3,654,181
Shares reacquired
Class A	(1,383,059)	$ (13,121,920)	(737,535)	$ (7,720,842)	(1,523,637)	$ (13,951,797)	(1,781,235)	$(17,852,127)
Class B	—	—	(1)	(8)	(1,978)	(18,045)	(11,308)	(113,928)
Class I	(784,121)	(7,060,495)	(456,358)	(4,545,032)	(882,630)	(8,012,352)	(1,062,724)	(10,631,845)
Class R6	(182,068)	(1,639,232)	(100,726)	(999,746)	(267,674)	(2,436,276)	(165,610)	(1,635,112)
	(2,349,248)	$(21,821,647)	(1,294,620)	$(13,265,628)	(2,675,919)	$(24,418,470)	(3,020,877)	$(30,233,012)
Net change
Class A	(1,012,895)	$ (9,616,278)	437,699	$ 4,680,067	(115,919)	$ (1,062,579)	163,046	$ 1,732,268
Class B	44	409	38	397	(1,512)	(13,807)	(10,300)	(103,756)
Class I	(487,247)	(4,357,880)	203,573	2,082,062	(581,007)	(5,255,031)	354,752	3,556,574
Class R6	(115,800)	(1,039,284)	144,672	1,466,182	(111,239)	(1,020,638)	220,930	2,235,990
	(1,615,898)	$(15,013,033)	785,982	$8,228,708	(809,677)	$(7,352,055)	728,428	$7,421,076
	California Fund				Georgia Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	6,952,162	$ 38,796,477	7,615,849	$ 48,039,741	411,015	$ 4,126,942	955,065	$ 10,644,046
Class B	1	1	—	—	1,165	12,000	—	—
Class C	145,746	819,088	233,103	1,484,054	—	—	—	—
Class I	7,987,983	72,941,655	4,218,017	42,961,408	266,635	2,443,917	361,764	3,638,475
Class R6	2,161,339	19,713,283	2,552,099	26,094,542	220,530	2,032,865	810,836	8,149,565
	17,247,231	$132,270,504	14,619,068	$118,579,745	899,345	$8,615,724	2,127,665	$22,432,086
Shares issued to shareholders in reinvestment of distributions
Class A	735,156	$ 4,086,655	1,284,669	$ 8,047,078	88,753	$ 886,407	139,208	$ 1,539,130
Class B	674	3,753	1,137	7,125	10	101	20	220
Class C	23,368	130,342	37,988	238,778	—	—	—	—
Class I	166,011	1,501,608	271,567	2,766,695	11,798	106,661	18,555	186,054
Class R6	84,981	767,862	116,955	1,188,923	23,619	214,288	37,181	372,502
	1,010,190	$6,490,220	1,712,316	$12,248,599	124,180	$1,207,457	194,964	$2,097,906
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Notes to Financial Statements (unaudited) - continued
	California Fund − continued				Georgia Fund − continued
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,990,141)	$ (83,835,231)	(10,643,435)	$ (66,154,205)	(1,723,449)	$ (17,273,225)	(1,329,229)	$(14,608,069)
Class B	(12,643)	(71,054)	(24,671)	(155,300)	(1,846)	(18,701)	(2,136)	(23,156)
Class C	(667,428)	(3,720,987)	(840,348)	(5,272,369)	—	—	—	—
Class I	(9,692,986)	(88,232,658)	(3,858,910)	(39,271,468)	(268,827)	(2,443,716)	(383,094)	(3,786,076)
Class R6	(2,339,923)	(21,237,237)	(1,083,049)	(10,882,937)	(770,554)	(6,990,028)	(430,239)	(4,279,047)
	(27,703,121)	$(197,097,167)	(16,450,413)	$(121,736,279)	(2,764,676)	$(26,725,670)	(2,144,698)	$(22,696,348)
Net change
Class A	(7,302,823)	$ (40,952,099)	(1,742,917)	$ (10,067,386)	(1,223,681)	$ (12,259,876)	(234,956)	$ (2,424,893)
Class B	(11,968)	(67,300)	(23,534)	(148,175)	(671)	(6,600)	(2,116)	(22,936)
Class C	(498,314)	(2,771,557)	(569,257)	(3,549,537)	—	—	—	—
Class I	(1,538,992)	(13,789,395)	630,674	6,456,635	9,606	106,862	(2,775)	38,453
Class R6	(93,603)	(756,092)	1,586,005	16,400,528	(526,405)	(4,742,875)	417,778	4,243,020
	(9,445,700)	$(58,336,443)	(119,029)	$9,092,065	(1,741,151)	$(16,902,489)	177,931	$1,833,644
	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,633,974	$ 35,551,174	1,092,489	$ 12,048,309	16,946,831	$ 170,182,236	4,455,049	$ 49,277,576
Class I	1,259,942	11,238,656	1,217,610	12,165,314	6,668,322	59,936,450	5,546,835	54,880,011
Class R6	209,325	1,895,568	383,204	3,838,674	162,829	1,457,677	350,254	3,478,277
	5,103,241	$48,685,398	2,693,303	$28,052,297	23,777,982	$231,576,363	10,352,138	$107,635,864
Shares issued to shareholders in reinvestment of distributions
Class A	73,776	$ 737,473	112,845	$ 1,247,510	246,206	$ 2,503,264	318,464	$ 3,593,455
Class B	395	3,952	574	6,352	247	2,520	389	4,398
Class I	32,539	293,593	43,042	428,933	205,558	1,829,248	317,584	3,134,315
Class R6	11,997	108,337	16,673	166,034	14,860	132,341	23,142	228,564
	118,707	$1,143,355	173,134	$1,848,829	466,871	$4,467,373	659,579	$6,960,732
Shares reacquired
Class A	(2,087,737)	$ (21,009,365)	(1,010,172)	$ (11,097,917)	(13,011,495)	$(131,048,540)	(3,615,568)	$(40,357,246)
Class B	(11,475)	(114,798)	(5,014)	(55,923)	(3,975)	(41,202)	(9,514)	(108,844)
Class I	(837,653)	(7,583,330)	(959,706)	(9,490,484)	(6,938,707)	(62,243,913)	(3,688,326)	(35,949,708)
Class R6	(395,448)	(3,532,561)	(76,547)	(763,004)	(219,954)	(1,973,371)	(193,654)	(1,910,743)
	(3,332,313)	$(32,240,054)	(2,051,439)	$(21,407,328)	(20,174,131)	$(195,307,026)	(7,507,062)	$(78,326,541)
Net change
Class A	1,620,013	$ 15,279,282	195,162	$ 2,197,902	4,181,542	$ 41,636,960	1,157,945	$ 12,513,785
Class B	(11,080)	(110,846)	(4,440)	(49,571)	(3,728)	(38,682)	(9,125)	(104,446)
Class I	454,828	3,948,919	300,946	3,103,763	(64,827)	(478,215)	2,176,093	22,064,618
Class R6	(174,126)	(1,528,656)	323,330	3,241,704	(42,265)	(383,353)	179,742	1,796,098
	1,889,635	$17,588,699	814,998	$8,493,798	4,070,722	$40,736,710	3,504,655	$36,270,055
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its
92

Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations.
	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$226	$398	$1,342	$314	$275	$944
Interest Expense	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2022, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Alabama Fund	$5,746,704	$21,549,122	$26,631,427	$(706)	$34	$663,727
Arkansas Fund	1,147,208	28,350,691	27,761,979	(167)	189	1,735,942
California Fund	35,263,326	117,458,663	146,557,202	(3,237)	635	6,162,185
Georgia Fund	5,309,987	25,152,861	29,908,851	(655)	69	553,411
Maryland Fund	4,987,440	36,965,237	30,889,329	(393)	1,397	11,064,352
Massachusetts Fund	22,571,623	106,257,842	117,306,903	(2,026)	1,075	11,521,611
	Dividend Income	Capital Gain Distributions
Alabama Fund	$14,298	$—
Arkansas Fund	14,776	—
California Fund	74,104	—
Georgia Fund	15,260	—
Maryland Fund	32,575	—
Massachusetts Fund	94,741	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
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Notes to Financial Statements (unaudited) - continued
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.
94

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS' institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
MFS Alabama Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
96

Board Review of Investment Advisory Agreement - continued
MFS Arkansas Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS California Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Georgia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
97

Board Review of Investment Advisory Agreement - continued
MFS Maryland Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
MFS Massachusetts Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for each of the one-, three-, and five-year periods ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for the Fund effective August 1, 2022.
98

99

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
100

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2022
MFS® Municipal Series Trust
For the states of:
Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
MSTB-SEM

MFS® Municipal Series Trust
For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Virginia, and West Virginia
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ousting of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
November 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
MFS Mississippi Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
General Obligations - General Purpose	22.0%
General Obligations - Schools	14.3%
Universities - Colleges	12.8%
Water & Sewer Utility Revenue	10.1%
Healthcare Revenue - Hospitals	7.7%
Composition including fixed income credit quality (a)(i)
AAA	8.0%
AA	48.6%
A	26.6%
BBB	7.3%
BB	1.8%
D	0.8%
Not Rated	6.9%
Cash & Cash Equivalents (o)	0.0%
Portfolio facts
Average Duration (d)	7.9
Average Effective Maturity (m)	13.5 yrs.
Jurisdiction (i)
Mississippi	76.9%
Puerto Rico	6.1%
Massachusetts	3.1%
New York	1.7%
Illinois	1.7%
Guam	1.4%
New Jersey	1.4%
California	1.1%
South Carolina	1.0%
Texas	0.9%
Arkansas	0.6%
Michigan	0.6%
Tennessee	0.6%
Alabama	0.5%
Virginia	0.5%
Maryland	0.4%
Iowa	0.4%
Connecticut	0.3%
New Hampshire	0.3%
Colorado	0.2%
Wisconsin	0.1%
Pennsylvania	0.1%
Ohio	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
2

Portfolio Composition - continued
MFS New York Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	11.7%
Healthcare Revenue - Hospitals	10.2%
General Obligations - General Purpose	8.6%
Multi-family Housing	7.3%
Water & Sewer Utility Revenue	6.8%
Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	32.7%
A	23.6%
BBB	16.9%
BB	4.4%
B	2.4%
C	0.6%
D	0.7%
Not Rated	9.3%
Cash & Cash Equivalents	3.3%
Portfolio facts
Average Duration (d)	9.7
Average Effective Maturity (m)	18.6 yrs.
Jurisdiction (i)
New York	81.1%
Puerto Rico	5.5%
Guam	1.6%
California	1.4%
Illinois	1.2%
New Jersey	1.1%
Michigan	0.7%
Florida	0.7%
Tennessee	0.6%
Colorado	0.6%
Pennsylvania	0.6%
Texas	0.4%
Wisconsin	0.4%
New Hampshire	0.3%
Virginia	0.3%
Indiana	0.1%
Ohio	0.1%
Mississippi (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Portfolio Composition - continued
MFS North Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.3%
State & Local Agencies	14.7%
Healthcare Revenue - Hospitals	11.2%
General Obligations - General Purpose	9.3%
Water & Sewer Utility Revenue	8.1%
Composition including fixed income credit quality (a)(i)
AAA	10.1%
AA	40.9%
A	23.5%
BBB	10.5%
BB	1.2%
D	0.7%
Not Rated	10.1%
Cash & Cash Equivalents	3.0%
Portfolio facts
Average Duration (d)	8.6
Average Effective Maturity (m)	15.0 yrs.
Jurisdiction (i)
North Carolina	79.5%
Puerto Rico	4.5%
New York	1.7%
Illinois	1.5%
California	1.4%
Guam	1.2%
Pennsylvania	1.2%
Texas	1.1%
New Jersey	1.0%
Maryland	1.0%
Virginia	0.9%
Wisconsin	0.3%
South Carolina	0.3%
Tennessee	0.3%
New Hampshire	0.3%
Michigan	0.3%
Connecticut	0.2%
Indiana	0.1%
Washington DC	0.1%
Ohio	0.1%
Colorado (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
4

Portfolio Composition - continued
MFS Pennsylvania Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	16.0%
Universities - Colleges	14.5%
Water & Sewer Utility Revenue	10.8%
General Obligations - Schools	9.8%
General Obligations - General Purpose	8.1%
Composition including fixed income credit quality (a)(i)
AAA	1.5%
AA	28.6%
A	42.3%
BBB	11.2%
BB	3.6%
CCC	0.9%
CC (o)	0.0%
D	0.6%
Not Rated	6.0%
Cash & Cash Equivalents	5.3%
Portfolio facts
Average Duration (d)	8.6
Average Effective Maturity (m)	15.8 yrs.
Jurisdiction (i)
Pennsylvania	80.8%
Puerto Rico	3.5%
Illinois	2.5%
California	1.3%
New Jersey	1.1%
New York	0.9%
Michigan	0.7%
South Carolina	0.7%
Texas	0.6%
Colorado	0.6%
Guam	0.5%
Tennessee	0.5%
Wisconsin	0.3%
New Hampshire	0.3%
Virginia	0.2%
Indiana	0.1%
Ohio	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
5

Portfolio Composition - continued
MFS South Carolina Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	13.5%
State & Local Agencies	12.8%
Water & Sewer Utility Revenue	11.9%
General Obligations - Schools	9.2%
Utilities - Municipal Owned	8.4%
Composition including fixed income credit quality (a)(i)
AAA	5.1%
AA	32.5%
A	45.0%
BBB	5.4%
BB	2.1%
D	0.6%
Not Rated	8.7%
Cash & Cash Equivalents	0.6%
Portfolio facts
Average Duration (d)	8.9
Average Effective Maturity (m)	15.6 yrs.
Jurisdiction (i)
South Carolina	77.5%
Puerto Rico	5.8%
Illinois	2.6%
New Jersey	1.9%
New York	1.5%
Pennsylvania	1.3%
California	1.0%
Texas	0.9%
Massachusetts	0.9%
Guam	0.9%
Tennessee	0.8%
Arkansas	0.6%
North Carolina	0.6%
Virginia	0.5%
Alabama	0.4%
Wisconsin	0.4%
Maryland	0.4%
New Hampshire	0.3%
Colorado	0.3%
Michigan	0.2%
Connecticut	0.2%
Ohio	0.2%
Washington DC	0.1%
U.S. Virgin Islands	0.1%
Indiana (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
6

Portfolio Composition - continued
MFS Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Universities - Colleges	18.3%
State & Local Agencies	14.7%
Healthcare Revenue - Hospitals	11.2%
General Obligations - General Purpose	9.3%
Water & Sewer Utility Revenue	8.2%
Composition including fixed income credit quality (a)(i)
AAA	10.1%
AA	40.9%
A	23.5%
BBB	10.5%
BB	1.2%
D	0.7%
Not Rated	10.1%
Cash & Cash Equivalents	3.0%
Portfolio facts
Average Duration (d)	8.6
Average Effective Maturity (m)	15.0 yrs.
Jurisdiction (i)
Virginia	75.5%
Washington DC	8.3%
Puerto Rico	5.4%
New Jersey	0.9%
Illinois	0.9%
Tennessee	0.8%
California	0.8%
New York	0.7%
Texas	0.7%
Guam	0.7%
Pennsylvania	0.5%
Colorado	0.4%
Maryland	0.4%
Wisconsin	0.3%
New Hampshire	0.3%
Michigan	0.1%
Iowa	0.1%
Indiana	0.1%
Ohio	0.1%
U.S. Virgin Islands (o)	0.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
7

Portfolio Composition - continued
MFS West Virginia Municipal Bond Fund
Portfolio structure (i)
Top five industries (i)
Healthcare Revenue - Hospitals	16.3%
Water & Sewer Utility Revenue	16.1%
General Obligations - General Purpose	14.0%
Universities - Colleges	9.9%
State & Local Agencies	9.1%
Composition including fixed income credit quality (a)(i)
AAA	4.0%
AA	34.1%
A	43.3%
BBB	6.3%
BB	0.7%
D	0.8%
Not Rated	10.1%
Cash & Cash Equivalents	0.7%
Portfolio facts
Average Duration (d)	8.2
Average Effective Maturity (m)	14.9 yrs.
Jurisdiction (i)
West Virginia	76.3%
Puerto Rico	6.3%
New Jersey	2.7%
New York	1.7%
Maryland	1.3%
California	1.2%
U.S. Virgin Islands	1.1%
Guam	1.0%
Virginia	0.9%
South Carolina	0.7%
Texas	0.7%
Georgia	0.7%
Ohio	0.6%
Illinois	0.6%
Arkansas	0.6%
Massachusetts	0.6%
North Carolina	0.6%
Alabama	0.5%
Michigan	0.4%
New Hampshire	0.3%
Wisconsin	0.2%
Pennsylvania	0.1%
Indiana	0.1%
Mississippi	0.1%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
8

Expense Tables
Fund expenses borne by the shareholders during the period, April 1, 2022 through September 30, 2022
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022 through September 30, 2022.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
MFS MISSISSIPPI MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.85%	$1,000.00	$921.07	$4.09
	Hypothetical (h)	0.85%	$1,000.00	$1,020.81	$4.31
B	Actual	1.50%	$1,000.00	$918.27	$7.21
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
I	Actual	0.75%	$1,000.00	$922.41	$3.61
	Hypothetical (h)	0.75%	$1,000.00	$1,021.31	$3.80
R6	Actual	0.68%	$1,000.00	$922.74	$3.28
	Hypothetical (h)	0.68%	$1,000.00	$1,021.66	$3.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Expense Tables - continued
MFS NEW YORK MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.83%	$1,000.00	$907.91	$3.97
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.58%	$1,000.00	$904.31	$7.54
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
C	Actual	1.58%	$1,000.00	$904.41	$7.54
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$909.20	$2.78
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual	0.50%	$1,000.00	$909.54	$2.39
	Hypothetical (h)	0.50%	$1,000.00	$1,022.56	$2.54
MFS NORTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.84%	$1,000.00	$920.24	$4.04
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$916.73	$7.64
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$916.80	$7.64
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$921.62	$2.84
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.51%	$1,000.00	$921.98	$2.46
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
10

Expense Tables - continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.69%	$1,000.00	$915.01	$3.31
	Hypothetical (h)	0.69%	$1,000.00	$1,021.61	$3.50
B	Actual	1.44%	$1,000.00	$912.76	$6.90
	Hypothetical (h)	1.44%	$1,000.00	$1,017.85	$7.28
I	Actual	0.59%	$1,000.00	$916.89	$2.84
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.51%	$1,000.00	$916.29	$2.45
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.84%	$1,000.00	$914.76	$4.03
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$911.22	$7.62
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$915.95	$2.83
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual	0.52%	$1,000.00	$917.37	$2.50
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
11

Expense Tables - continued
MFS VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.81%	$1,000.00	$918.69	$3.90
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.56%	$1,000.00	$915.21	$7.49
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
C	Actual	1.56%	$1,000.00	$914.34	$7.49
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
I	Actual	0.56%	$1,000.00	$919.74	$2.69
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R6	Actual	0.48%	$1,000.00	$919.18	$2.31
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
MFS WEST VIRGINIA MUNICIPAL BOND FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.87%	$1,000.00	$917.35	$4.18
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$914.76	$7.78
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$919.54	$2.98
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual	0.54%	$1,000.00	$919.90	$2.60
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
12

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Mississippi Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.4%
Airport Revenue – 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$115,162
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	60,000	52,170
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	55,000	46,724
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	45,134
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	233,343
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	35,079
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	59,760
		$587,372
General Obligations - General Purpose – 21.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$220,000	$193,039
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,118
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	50,468
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	20,053
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	135,354
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	12,674	11,649
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	48,848	26,925
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	422,090	423,980
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	42,274	42,683
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	41,891	42,761
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	41,212	42,151
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,029	40,810
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	37,958	33,380
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	66,803	57,106
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,283	24,029
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	39,814	31,073
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	128,406	96,112
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	749,713
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	461,756
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2039	520,000	459,825
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2041	500,000	438,298
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,099,273
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2044	115,000	100,571
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	432,451
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	779,854
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	514,179
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	434,309
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2029	200,000	212,836
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2031	200,000	212,458
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,064,233
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,059,414
Mississippi Development Bank Special Obligation (Rankin County, MI, General Obligation Bond Project), 5%, 8/01/2034	350,000	376,619
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,037,300
Mississippi Development Bank Special Obligation (Warren County Public Improvement General Obligation), “B”, 5%, 9/01/2031	375,000	416,123
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	152,687
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	190,000	194,112
State of Mississippi, “A”, 5%, 10/01/2033 (Prerefunded 10/01/2027)	1,000,000	1,081,722
State of Mississippi, “A”, 5%, 11/01/2036 (Prerefunded 11/01/2026)	1,000,000	1,068,148
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,000,000	1,067,379
State of Mississippi, “B”, 3%, 10/01/2035	875,000	741,814
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	967,979
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	955,348
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Mississippi, “D”, 4%, 12/01/2030	$1,000,000	$1,023,398
		$18,418,490
General Obligations - Schools – 14.2%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$20,846
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,112,818
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	700,000	490,631
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031 (Prerefunded 12/01/2025)	1,000,000	1,054,347
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	462,289
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	461,650
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	513,082
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	513,082
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	463,677
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	275,000	276,705
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,070,390
Mississippi Development Bank Special Obligation (Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	108,270
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	662,010
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,487,243
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	485,356
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,344,370
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	576,600
Sunflower County, MI, Consolidated School District, General Obligation, BAM, 4%, 6/01/2038	1,000,000	924,150
		$12,027,516
Healthcare Revenue - Hospitals – 7.6%
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	$50,000	$41,481
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	20,000	16,011
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	508,635
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	470,000	407,062
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	471,667
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	486,952
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	600,878
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	514,972
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	894,174
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,511,403
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	505,000	440,230
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	566,986
		$6,460,451
Industrial Revenue - Other – 0.5%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$500,000	$388,591
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	100,000	65,291
		$453,882
Industrial Revenue - Paper – 1.1%
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	$1,000,000	$938,644
Miscellaneous Revenue - Other – 1.2%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$35,000	$35,910
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	785,407
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	210,000	187,758
		$1,009,075
Multi-Family Housing Revenue – 0.8%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$245,964	$223,959
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	$650,000	$413,867
		$637,826
Sales & Excise Tax Revenue – 6.6%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$905,000	$292,768
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	4,992
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,951
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	70,000	56,484
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	265,805
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	83,550
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	84,063
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	35,895
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	46,882
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	31,342
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	26,642
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	838,518
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,650,000	1,797,825
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	17,772
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	71,000	60,638
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	820,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	135,000	116,609
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	61,328
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	27,756
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	924
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	30,290
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	220,014
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	185,461
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	426,313
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	115,000	99,067
		$5,646,853
Single Family Housing - State – 6.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$230,000	$228,119
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	245,000	243,047
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 3%, 6/01/2050	500,000	469,848
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,395,000	1,326,246
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	755,608
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	1,000,000	946,801
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 3.95%, 12/01/2042	1,000,000	905,435
Mississippi Home Corp., Single Family Mortgage Rev., “C”, GNMA, 4.05%, 12/01/2047	1,000,000	891,451
		$5,766,555
State & Local Agencies – 4.7%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$26,066
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	25,999
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	10,359
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	115,000	124,690
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	233,889
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	502,249
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	502,249
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	$500,000	$500,550
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,544,130
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	100,000	103,344
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	210,000	208,927
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	244,246
		$4,026,698
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$10,000	$9,075
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	81,905
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	420,000	359,545
		$450,525
Tax - Other – 3.6%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$461,488
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	886,003
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,349,771
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	545,000	378,665
		$3,075,927
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$71,629
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	1,475,000	128,982
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	300,000	260,169
		$460,780
Toll Roads – 0.5%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$112,642
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	86,740
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	280,000	202,237
		$401,619
Transportation - Special Tax – 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$10,000	$9,939
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	552,171
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	25,000	26,164
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	30,000	31,099
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	35,000	35,384
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	35,000	35,317
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	20,000	20,120
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	30,000	26,030
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	55,000	46,476
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	59,340
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	39,545
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	172,509
		$1,054,094
Universities - Colleges – 12.7%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$293,222
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,004,042
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	531,001
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,017,289
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	864,382
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,258,317
University of Mississippi Medical Center, Educational Building Corp. Rev., “B”, AAC, 5.5%, 12/01/2023	320,000	324,650
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Mississippi, Educational Building Corp. Refunding Rev., “A”, 5%, 10/01/2030	$630,000	$691,119
University of Mississippi, Educational Building Corp. Rev. (New Facilities Project), 4.5%, 10/01/2052 (w)	1,000,000	945,788
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,543,912
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	770,515
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,578,747
		$10,822,984
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$302,721
Utilities - Municipal Owned – 3.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$323,036
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	76,617
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	86,579
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	513,395
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	66,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	111,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	178,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	25,987
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	66,825
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	14,923
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	78,951
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	15,000	14,999
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	3,713
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	89,100
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	523,822
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	58,968
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	103,677
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,735
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	11,137
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	48,262
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	44,550
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	37,625
		$2,643,314
Water & Sewer Utility Revenue – 10.0%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$30,559
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	146,099
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	30,476
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	30,313
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	120,095
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,050,619
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	25,462
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	30,438
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	15,257
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	35,565
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2037	545,000	493,592
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$750,000	$768,740
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,221,445
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,149,265
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,299,018
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,079,794
		$8,526,737
Total Municipal Bonds (Identified Cost, $91,286,046)		$83,712,063
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$137,023
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	295,249	71,776
Total Bonds (Identified Cost, $254,119)		$208,799
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $109,566)	$189,529	$94,764
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $958,053)	958,053	$958,149
Other Assets, Less Liabilities – 0.1%		66,738
Net Assets – 100.0%		$85,040,513
See Portfolio Footnotes and Notes to Financial Statements
18

Portfolio of Investments (unaudited) – continued
MFS New York Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.0%
Airport Revenue – 2.9%
Albany County, NY, Airport Authority Rev., “A”, 5%, 12/15/2043	$1,500,000	$1,506,852
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	245,344
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2040	1,500,000	1,234,959
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	657,722
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	505,863
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2035	1,000,000	1,016,605
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2038	1,000,000	1,007,899
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,268
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	15,218
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,181
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	129,481
		$6,490,392
General Obligations - General Purpose – 8.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$615,000	$539,633
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	36,292	33,357
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	139,873	77,097
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,127,390	1,132,437
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	121,050	122,220
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	119,953	122,444
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	118,007	120,697
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	114,620	116,855
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	108,689	95,581
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	184,514	157,729
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	83,850	68,806
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	114,004	88,976
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	354,563	265,390
Long Beach, NY, General Obligation, “B”, BAM, 4.625%, 7/15/2052	2,000,000	1,868,853
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2035	2,175,000	2,294,916
Nassau County, NY, General Improvement, “B”, AGM, 5%, 7/01/2037	3,000,000	3,147,603
New York, NY, “B-1”, 3%, 10/01/2044	1,825,000	1,337,394
New York, NY, “D-1”, 5%, 12/01/2038	2,000,000	2,073,111
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,010
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	3,000,000	3,061,453
Poughkeepsie, NY, Dutchess County Public Improvement, 5%, 6/01/2031	635,000	648,893
State of Illinois, General Obligation, 5.5%, 5/01/2039	215,000	218,852
State of Illinois, General Obligation, 5.75%, 5/01/2045	200,000	204,358
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	335,000	343,059
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	490,000	500,605
		$18,645,329
Healthcare Revenue - Hospitals – 10.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$429,588
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	283,371
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	550,457
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), 4%, 7/01/2041	1,500,000	1,213,872
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems, Inc. Project), “A”, 5%, 7/01/2044 (Prerefunded 7/01/2024)	1,000,000	1,029,387
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 5%, 11/01/2037	2,000,000	2,011,462
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,250,000	1,267,924
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	1,938,742
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,013,226
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	168,259
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	2,000,000	1,691,867
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2043	1,000,000	898,916
New York Dormitory Authority Rev. (Montefiore Obligated Group), “A”, 4%, 9/01/2050	1,500,000	1,096,551
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	$3,000,000	$2,615,226
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	800,000	752,876
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2037	1,000,000	918,835
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 4%, 12/01/2038	1,000,000	908,886
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	1,290,000	1,322,820
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2047	2,000,000	2,077,698
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	125,000	125,145
		$22,315,108
Healthcare Revenue - Long Term Care – 2.0%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,017,918
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson's Ferry Project), “A”, 4%, 11/01/2045	2,000,000	1,649,126
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	754,036
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	915,000	913,726
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	165,000	154,091
		$4,488,897
Industrial Revenue - Airlines – 3.3%
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	$1,500,000	$1,310,967
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	1,000,000	1,000,454
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,000,000	978,460
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,000,000	967,364
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2036	2,000,000	1,913,720
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	1,500,000	1,255,516
		$7,426,481
Industrial Revenue - Environmental Services – 0.4%
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	$1,000,000	$934,060
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$200,000	$161,017
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	255,000	166,492
		$327,509
Industrial Revenue - Paper – 0.3%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025 (n)	$685,000	$690,057
Miscellaneous Revenue - Other – 3.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$205,000	$207,238
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	90,000	92,341
New York City Convention Center Development Corp., Capital Appreciation, “B”, AGM, 0%, 11/15/2043	680,000	217,951
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,940,000	1,734,522
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	1,500,000	1,456,813
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,008,940
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	750,000	552,682
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	709,928
		$7,980,415
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – 7.2%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$661,711	$602,512
New York City Housing Development Corp., Multi-Family Housing Rev., “C-1”, 4.25%, 11/01/2052	2,500,000	2,079,971
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “B”, 3.7%, 11/01/2038	1,450,000	1,264,310
New York Housing Finance Agency Affordable Housing Rev. (Climate Bond), “I”, 4%, 11/01/2043	1,015,000	906,539
New York Housing Finance Agency Affordable Housing Rev., “E-1”, 4.125%, 11/01/2047	4,080,000	3,627,768
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	276,686	267,974
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	735,079
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, FHA, 2.45%, 11/01/2045	2,500,000	1,591,795
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3-A”, 3.8%, 11/01/2039	1,970,000	1,703,666
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “C-1-A”, 3.95%, 11/01/2048	2,610,000	2,143,957
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-1”, 2.25%, 11/01/2041	1,535,000	1,013,365
		$15,936,936
Port Revenue – 4.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$2,000,000	$1,363,329
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,071,056
Port Authority of NY & NJ (211th Series), 4%, 9/01/2043	2,000,000	1,833,562
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	2,000,000	1,719,605
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	2,485,000	2,055,149
		$9,042,701
Sales & Excise Tax Revenue – 4.6%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$19,969
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	14,955
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	19,805
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	185,000	149,279
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	750,000	738,346
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	235,000	245,428
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	210,000	220,666
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	95,000	97,429
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	130,000	135,436
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	49,251
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	40,000	35,523
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	60,000	52,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	63,000	55,980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	200,000	170,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,186,000	1,929,806
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	376,000	324,779
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	210,000	181,392
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	90,000	75,698
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	103,000	82,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	17,000	12,223
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	942,000	598,997
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	904,000	508,050
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,509,000	1,241,967
Triborough Bridge & Tunnel Authority, NY, Sales Tax Rev. (TBTA Capital Lockbox - City Sales Tax), “A”, 4%, 5/15/2057	3,000,000	2,528,449
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	545,000	469,491
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	255,000	228,340
		$10,194,983
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 3.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,009,656
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2025	220,000	216,575
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2029	320,000	305,064
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2036	400,000	347,285
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2042	550,000	524,770
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2056	550,000	493,017
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	735,969
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2031 (n)	350,000	320,202
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2041 (n)	610,000	490,434
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2051 (n)	735,000	542,871
Build NYC Resource Corp. Rev. (New World Preparatory Charter School Project), “A”, 4%, 6/15/2056 (n)	530,000	377,395
Build NYC Resource Corp. Rev. (Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	684,042
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	464,404
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	515,568
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	664,521
		$7,691,773
Single Family Housing - State – 1.6%
New York Mortgage Agency Homeowner Mortgage Rev., 3.25%, 10/01/2051	$1,000,000	$940,452
New York Mortgage Agency Rev., “212”, AMT, 3.7%, 10/01/2033	335,000	333,106
New York Mortgage Agency Rev., “217”, 3.625%, 4/01/2039	355,000	342,096
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	2,000,000	1,859,062
		$3,474,716
State & Local Agencies – 5.0%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	$1,430,000	$1,255,974
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	30,000	31,765
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	9,208
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	31,946
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	21,550
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	265,000	273,862
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	615,000	611,857
New York Dormitory Authority Rev., State Personal Income Tax Rev., 3%, 3/15/2050	1,225,000	856,062
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 3%, 3/15/2042	2,500,000	1,891,748
New York Dormitory Authority Rev., State Personal Income Tax, “A” (Group C), 5%, 2/15/2037	1,000,000	1,033,296
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	2,000,000	2,098,473
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	3,000,000	3,105,933
		$11,221,674
Tax - Other – 5.8%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$2,000,000	$457,840
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	190,000	180,308
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	100,000	94,416
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	300,000	273,835
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,048,718
New York, NY, City Transitional Finance Authority Rev., “A-3”, 4%, 8/01/2043	3,000,000	2,744,405
New York, NY, City Transitional Finance Authority Rev., “B-1”, 5%, 8/01/2038	1,175,000	1,217,736
New York, NY, City Transitional Finance Authority Rev., “B-1”, 4%, 8/01/2042	2,000,000	1,842,629
New York, NY, City Transitional Finance Authority Rev., “E-1”, 5%, 2/01/2043	2,500,000	2,545,305
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,410,000	1,275,058
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	138,498
		$12,818,748
Tobacco – 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$180,000	$184,190
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	4,195,000	366,833
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	770,000	667,767
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	$20,000	$20,365
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	2,000,000	1,694,001
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,016,503
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,014,683
		$4,964,342
Toll Roads – 2.8%
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2042	$1,000,000	$1,047,369
Buffalo & Fort Erie, NY, Public Bridge Authority Toll System Rev., 5%, 1/01/2047	1,000,000	1,047,855
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,024,299
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	209,923
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	170,000	173,480
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 4%, 11/15/2054	2,000,000	1,720,379
		$6,223,305
Transportation - Special Tax – 5.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$395,000	$380,679
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	276,801
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	25,000	24,846
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,255,000	1,248,604
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	40,000	39,626
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “A-2”, AGM, 5%, 11/15/2044	3,000,000	3,076,430
Metropolitan Transportation Authority, NY, Refunding Rev. (Climate Bond Certified), “C-1”, 4%, 11/15/2037	1,000,000	881,749
Metropolitan Transportation Authority, NY, Refunding Rev.(Climate Bond Certified), “E”, 5%, 11/15/2033	2,000,000	1,996,743
Metropolitan Transportation Authority, NY, Transportation Rev., “A-2”, FLR, 2.797% (67% of SOFR + 0.8%), 11/01/2032 (Put Date 4/01/2026)	1,500,000	1,418,327
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	70,000	73,259
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	75,000	77,747
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	90,000	90,986
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	95,000	95,861
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	45,000	45,271
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	80,000	69,413
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	140,000	118,303
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	155,000	153,295
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	103,806
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	185,000	184,037
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	185,000	183,063
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	1,000,000	784,941
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	435,000	329,348
		$11,653,135
Universities - Colleges – 11.5%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$126,087
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	1,080,000	1,089,743
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	1,992,196
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,011,142
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,531,002
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,034,686
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), “A”, 3%, 7/01/2051	3,000,000	2,052,202
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	675,466
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	476,524
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,417,256
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,038,594
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,055,547
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 4%, 7/01/2050	2,000,000	1,736,610
New York Dormitory Authority Rev. (New York University), “A”, 4%, 7/01/2041	1,500,000	1,361,163
New York Dormitory Authority Rev. (Teachers College), 4%, 7/01/2040	785,000	695,793
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev. (Teachers College), 5%, 7/01/2041	$800,000	$838,333
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 7/01/2039	2,000,000	2,099,558
Oneida County, NY, Local Development Corp. Rev. (Hamilton College Project), 5%, 7/01/2051	750,000	787,106
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,007,639
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2038	100,000	100,735
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2039	200,000	201,062
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2040	150,000	150,452
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), “B”, 5%, 9/01/2041	100,000	100,104
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Ithaca College Project), “A”, 5%, 7/01/2041	1,000,000	1,022,828
		$25,601,828
Universities - Dormitories – 1.5%
Amherst, NY, Development Corp., Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo), “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,037,434
Onondaga County, NY, Trust for Cultural Resources Rev. (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	996,487
Westchester County, NY, Local Development Corp. Rev. (Purchase Housing Corp. II Project), 5%, 6/01/2042	1,250,000	1,223,880
		$3,257,801
Utilities - Municipal Owned – 1.7%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$155,000	$158,341
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	183,345
Long Island, NY, Power Authority, Electric System General Rev., 5%, 9/01/2035	1,000,000	1,043,138
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	25,000	18,500
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	265,000	196,100
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	430,000	318,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	675,000	501,187
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	100,000	74,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	50,000	37,000
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	25,000	18,563
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	250,000	185,625
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	115,000	85,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	110,000	81,675
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	345,000	256,162
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	30,000	29,204
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	20,000	14,875
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	50,000	37,125
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	170,000	125,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	180,000	133,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	55,000	40,838
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	170,000	126,225
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	140,000	105,350
		$3,785,103
Utilities - Other – 0.6%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,236,717
Water & Sewer Utility Revenue – 6.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$215,000	$219,055
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	270,000	274,762
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	750,000	760,457
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	345,000	345,272
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	102,499
New York Environmental Facilities Corp., Clean Water & Drinking Water Rev. (New York City Municipal Water Finance Authority Project), “B”, 5%, 6/15/2043	3,500,000	3,692,550
New York Water Authority of Great Neck North, Water System Rev., 3%, 11/01/2044	1,340,000	996,429
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., 4%, 6/15/2041	3,000,000	2,788,312
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB”, 5%, 6/15/2046	1,000,000	1,024,119
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2034	2,000,000	2,018,575
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
New York, NY, Municipal Water Finance Authority, Water & Sewer System Second General Resolution Rev., “CC-1”, 5%, 6/15/2052	$2,500,000	$2,592,417
		$14,814,447
Total Municipal Bonds (Identified Cost, $233,736,711)		$211,216,457
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$415,000	$353,195
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	984,165	239,254
Total Bonds (Identified Cost, $733,583)		$592,449
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $313,731)	$542,700	$271,350
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $7,504,108)	7,504,188	$7,504,939
Other Assets, Less Liabilities – 1.2%		2,628,985
Net Assets – 100.0%		$222,214,180
See Portfolio Footnotes and Notes to Financial Statements
25

Portfolio of Investments (unaudited) – continued
MFS North Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.2%
Airport Revenue – 6.6%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2032	$1,245,000	$1,269,863
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2039	1,000,000	1,041,418
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4%, 7/01/2052	5,000,000	4,381,317
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,155,000	1,050,492
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2038	1,500,000	1,364,276
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2039	1,700,000	1,532,814
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2040	2,000,000	1,786,605
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 4%, 7/01/2041	1,500,000	1,328,059
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,002,041
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	1,997,819
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2049	2,500,000	2,496,797
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	440,619
Greater Asheville Regional Airport Authority Rev., “A”, AGM, 5.5%, 7/01/2052	1,500,000	1,542,730
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2034	1,150,000	1,181,861
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2035	1,000,000	1,021,935
Raleigh-Durham, NC, Airport Authority Refunding Rev., “A”, 5%, 5/01/2036	1,000,000	1,019,040
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,024,551
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,022,702
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,444,106
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	175,522
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	197,834
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	150,340
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	239,041
		$30,711,782
General Obligations - General Purpose – 9.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,030,000	$903,775
Charlotte, NC, General Obligation Refunding, “A”, 5%, 6/01/2031	2,185,000	2,458,301
Charlotte, NC, General Obligation Refunding, “A”, 4%, 6/01/2033	1,760,000	1,791,129
Charlotte, NC, General Obligation, “A”, 5%, 6/01/2026	8,000,000	8,511,514
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	235,000	237,201
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	85,000	85,223
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	665,000	666,743
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	62,012	56,997
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	239,000	131,735
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	2,269,188	2,279,347
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	206,837	208,837
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	204,963	209,219
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	201,638	206,234
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	554,850	565,671
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	185,717	163,320
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	344,225	294,255
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	143,274	117,568
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	194,798	152,032
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	680,587	509,420
Durham County, NC, General Obligation Refunding, 4%, 6/01/2036	500,000	495,836
Durham County, NC, General Obligation Refunding, 4%, 6/01/2037	450,000	436,827
Durham County, NC, General Obligation Refunding, 4%, 6/01/2039	650,000	617,392
Forsyth, NC, General Obligation, “A”, 5%, 4/01/2033	2,500,000	2,754,627
Forsyth, NC, General Obligation, “A”, 4%, 4/01/2034	5,100,000	5,133,593
Gaston County, NC, Rev., 5%, 4/01/2033	675,000	728,567
Gaston County, NC, Rev., 5%, 4/01/2035	610,000	654,657
Granville County, NC, 5%, 10/01/2034	675,000	718,558
Granville County, NC, 5%, 10/01/2035	690,000	733,454
Howard County, MD, Metropolitan District Project, “B”, 3%, 8/15/2051	4,000,000	2,864,421
Lee County, NC, Limited Obligation, 3.25%, 5/01/2035	1,000,000	878,815
Lee County, NC, Limited Obligation, 4%, 5/01/2036	500,000	475,079
Lee County, NC, Limited Obligation, 4%, 5/01/2037	855,000	801,750
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
North Carolina Public Improvement General Obligation (Connect NC), “B”, 5%, 6/01/2030	$1,625,000	$1,795,968
Randolph County, NC, 4%, 10/01/2037	1,045,000	978,903
State of Illinois, General Obligation, 5.5%, 5/01/2039	375,000	381,718
State of Illinois, General Obligation, 5.75%, 5/01/2045	350,000	357,626
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	645,000	660,517
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	935,000	955,235
		$41,972,064
General Obligations - Schools – 0.4%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,510,000	$1,188,498
Iredell County, NC, General Obligation School, 4%, 12/01/2032	680,000	699,665
		$1,888,163
Healthcare Revenue - Hospitals – 11.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$555,000	$478,784
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Atrium Health), “D”, 5%, 1/15/2049 (Put Date 12/01/2031)	3,910,000	4,149,253
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2036	3,000,000	3,107,471
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,039,858
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	255,000	211,553
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	2,480,000	2,147,900
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036 (Prerefunded 10/01/2027)	1,500,000	1,615,412
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047 (Prerefunded 10/01/2027)	2,425,000	2,611,582
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	316,723
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	4,685,000	4,084,111
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	5,000,000	4,253,189
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2032	600,000	622,054
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2033	255,000	263,366
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	5,000,000	4,221,179
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2031 (Prerefunded 6/01/2025)	2,800,000	2,922,423
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033 (Prerefunded 6/01/2025)	3,000,000	3,131,167
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,485,860
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “A”, 5%, 12/01/2033	1,000,000	1,032,582
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	1,580,000	1,367,692
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	150,000	154,232
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,487,438
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,030,092
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	6,495,879
		$51,229,800
Healthcare Revenue - Long Term Care – 7.0%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	$2,750,000	$2,814,936
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	1,000,000	825,597
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	2,000,000	1,522,130
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,460,864
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,012,250
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	803,440
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	2,000,000	1,879,694
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	3,000,000	2,327,391
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,000,000	863,360
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	852,442
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Carolina Village Project), “B”, 5%, 4/01/2047	2,000,000	1,697,438
27

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2033	$180,000	$166,718
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2034	185,000	169,949
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2041	830,000	709,200
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2046	715,000	586,447
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Forest at Duke Project), 4%, 9/01/2051	1,100,000	875,888
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Friends Homes, Inc.), “A”, 4%, 9/01/2040	2,000,000	1,642,987
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,225,000	1,081,462
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2050	1,500,000	1,363,702
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,432,562
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2049	2,000,000	1,801,269
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	772,468
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,046,150
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,500,000	1,546,651
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2023)	1,590,000	1,616,568
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,005,380
		$32,876,943
Human Services – 0.2%
North Carolina Capital Facilities Finance Agency Rev. (Arc of North Carolina Projects), “A”, 5%, 10/01/2034	$1,000,000	$1,016,764
Industrial Revenue - Other – 0.2%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$600,000	$483,051
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	510,000	332,983
		$816,034
Miscellaneous Revenue - Other – 0.6%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,035,843
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	420,000	424,585
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	190,000	194,942
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	1,130,000	1,010,315
		$2,665,685
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$1,330,048	$1,211,058
Sales & Excise Tax Revenue – 2.7%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$35,000	$34,945
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	25,000	24,925
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	35,000	34,659
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	350,000	282,420
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,295,000	1,274,877
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	400,000	417,749
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	375,000	394,047
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	165,000	169,218
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	220,000	229,199
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	100,000	89,548
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	65,000	57,725
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	105,000	92,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	105,000	93,300
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	336,000	286,965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,212,000	2,835,561
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	635,000	548,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	348,000	300,593
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,410
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	154,000	129,528
28

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	$11,000	$10,163
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	174,000	138,697
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	31,000	22,289
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,584,000	1,007,230
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,515,000	851,434
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,954,000	2,244,062
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	880,000	758,077
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	485,000	434,294
		$12,769,981
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$430,000	$388,082
Single Family Housing - State – 3.1%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$930,000	$922,525
North Carolina Housing Finance Agency, Home Ownership Refunding Rev., “45”, GNMA, 3%, 7/01/2051	2,605,000	2,475,513
North Carolina Housing Finance Agency, Home Ownership Rev., “41”, FNMA, 3.55%, 7/01/2044	1,370,000	1,125,895
North Carolina Housing Finance Agency, Home Ownership Rev., “43”, GNMA, 2.95%, 7/01/2043	2,925,000	2,167,878
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	4,260,000	4,195,274
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 3.75%, 7/01/2052	3,500,000	3,384,364
		$14,271,449
State & Local Agencies – 14.5%
Buncombe County, NC, Limited Obligation, 4%, 6/01/2034	$1,700,000	$1,706,992
Buncombe County, NC, Limited Obligation, 4%, 6/01/2035	1,465,000	1,442,777
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2027	125,000	134,323
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2028	200,000	217,714
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2029	275,000	303,033
Buncombe County, NC, Limited Obligation, “A”, 5%, 6/01/2030	250,000	278,178
Cabarrus County, NC, Limited Obligation, 4%, 6/01/2034	1,000,000	1,003,444
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2037	1,320,000	1,260,809
Charlotte, NC, Convention Facility Projects, COP, “A”, 4%, 6/01/2049	2,500,000	2,218,108
Charlotte, NC, COP, 5%, 12/01/2034	1,000,000	1,074,336
Charlotte, NC, COP, 5%, 12/01/2035	2,000,000	2,142,134
Charlotte, NC, COP, 3%, 6/01/2048	4,425,000	3,161,572
Charlotte, NC, Cultural Arts Facilities, COP, “B”, 4%, 6/01/2039	1,250,000	1,186,381
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 4%, 6/01/2038	4,500,000	4,263,036
Charlotte, NC, NASCAR Hall of Fame Public Facilities, COP, “C”, 3%, 6/01/2039	3,000,000	2,391,597
Charlotte, NC, Refunding COP (Transit Projects Phase II), “B”, 5%, 6/01/2026	1,250,000	1,304,409
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2029	1,250,000	1,377,423
Charlotte, NC, Refunding COP (Transit Projects), “A”, 5%, 6/01/2030	700,000	777,398
Chatham County, NC, Limited Obligation, 4%, 11/01/2037	1,750,000	1,684,562
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	115,000	119,902
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	100,000	103,995
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	45,000	46,616
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	2,310,000	2,028,882
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2034	2,000,000	2,006,762
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2035	1,240,000	1,219,719
Durham County, NC, Financing Corp. Limited Obligation, 4%, 10/01/2036	1,375,000	1,347,908
Durham County, NC, Limited Obligation, 4%, 4/01/2035	1,270,000	1,251,553
Durham County, NC, Limited Obligation, 4%, 4/01/2037	3,000,000	2,913,029
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 5%, 4/01/2033	550,000	599,513
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2034	500,000	493,286
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2036	800,000	779,954
Johnston County, NC, Finance Corp. Limited Obligation, “A”, 4%, 4/01/2037	500,000	477,753
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	520,000	563,815
29

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	$1,010,000	$1,049,901
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2026	300,000	308,347
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2027	350,000	360,949
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2028	300,000	310,089
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2029	280,000	288,509
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2030	200,000	205,126
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2031	140,000	142,314
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2032	125,000	126,582
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2033	150,000	151,226
Mooresville, NC, Limited Obligation, “A”, 4%, 10/01/2034	130,000	128,220
Mooresville, NC, Limited Obligation, “A”, 3%, 10/01/2036	350,000	290,568
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	465,000	480,550
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	1,030,000	1,024,737
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2038	1,250,000	1,350,318
North Carolina Turnpike Authority Refunding Rev., (Monroe Expressway System), 5%, 7/01/2041	1,795,000	1,921,467
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2031	835,000	935,869
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Refunding Rev., “A”, 4%, 1/01/2034	2,555,000	2,567,604
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2043	3,500,000	1,242,533
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,600,193
Pitt County, NC, Limited Obligation, “B”, 5%, 4/01/2031	245,000	271,356
Scotland County, NC, Limited Obligation, 5%, 12/01/2033	210,000	221,477
Scotland County, NC, Limited Obligation, 5%, 12/01/2034	1,000,000	1,049,004
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2033	2,500,000	2,780,684
State of North Carolina, Limited Obligation, “A”, 5%, 5/01/2034	2,500,000	2,761,506
Wake County, NC, Limited Obligation, “A”, 4%, 8/01/2037	3,000,000	2,911,455
		$67,361,497
Student Loan Revenue – 1.2%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$2,305,000	$1,973,219
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	550,000	573,844
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2028	1,000,000	1,047,466
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2029	700,000	735,831
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 3.125%, 6/01/2039	1,430,000	1,251,348
		$5,581,708
Tax - Other – 0.6%
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	$2,910,000	$2,631,502
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	305,000	256,011
		$2,887,513
Tax Assessment – 0.2%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040 (n)	$1,000,000	$888,839
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$325,000	$332,565
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	7,215,000	630,918
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,605,000	1,391,903
		$2,355,386
Toll Roads – 5.8%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$1,897,289
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2029	1,230,000	1,356,711
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2030	2,215,000	2,466,339
North Carolina Turnpike Authority, State Appropriation Refunding Rev. (Monroe Expressway System), 5%, 7/01/2032	1,500,000	1,668,034
North Carolina Turnpike Authority, Triangle Expressway System Rev., 5%, 1/01/2040	2,000,000	1,973,229
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	500,000	522,168
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2038	3,000,000	3,110,937
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	1,975,000	2,057,528
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	6,000,000	6,115,692
30

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – continued
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 1/01/2032	$1,150,000	$1,164,253
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2039	2,600,000	2,671,237
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	445,447
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	357,164
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	1,505,000	1,087,025
		$26,893,053
Transportation - Special Tax – 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	$435,000	$437,849
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	65,000	64,601
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,640,000	1,600,374
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	290,000	286,810
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	260,000	258,647
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	260,000	257,278
North Carolina Department of State Treasurer, Grant Anticipation Rev., 5%, 3/01/2033	1,000,000	1,096,056
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2034	2,000,000	1,922,408
North Carolina Department of State Treasurer, Grant Anticipation Rev., 4%, 3/01/2035	2,000,000	1,907,890
North Carolina Grant Anticipation Rev., 5%, 3/01/2027	7,000,000	7,473,407
		$15,305,320
Universities - Colleges – 17.9%
Appalachian State University Rev., 4%, 10/01/2048	$1,415,000	$1,246,970
Appalachian State University, Millennial Campus Rev. (End Zone Project), 5%, 5/01/2044	3,000,000	3,119,665
Elizabeth City, NC, State University General Rev., AGM, 5%, 4/01/2040	3,155,000	3,241,674
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,167,573
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 4%, 10/01/2039	3,265,000	3,096,731
North Carolina Capital Facilities Finance Agency Refunding Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,122,995
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2026	850,000	878,186
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (Campbell University), “A”, 5%, 10/01/2027	400,000	415,647
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2023	265,000	266,022
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2024	190,000	191,316
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2025	255,000	263,785
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2026	275,000	287,201
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2027	400,000	421,018
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,283,735
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 4%, 1/01/2048	3,000,000	2,629,738
North Carolina Central University Rev., 5%, 4/01/2044	3,265,000	3,270,434
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2023)	5,000,000	5,085,998
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2033	500,000	545,264
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2034	1,000,000	1,081,929
North Carolina State University, Raleigh General Rev., “A”, 5%, 10/01/2035	1,180,000	1,270,429
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	115,000	115,092
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	140,000	140,278
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	737,757
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2030	750,000	835,431
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2031	1,000,000	1,120,123
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2032	1,000,000	1,114,501
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2033	750,000	831,923
University of North Carolina at Chapel Hill, General Rev., “B”, 5%, 12/01/2034	1,125,000	1,244,979
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	5,000,000	4,106,277
University of North Carolina, Ashville, Rev., 4%, 6/01/2039	1,450,000	1,377,932
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043 (Prerefunded 4/01/2024)	1,715,000	1,761,134
University of North Carolina, Charlotte, Rev., “A”, 5%, 10/01/2038	1,110,000	1,166,982
University of North Carolina, Charlotte, Rev., “A”, 4%, 10/01/2040	6,310,000	5,784,328
University of North Carolina, Greensboro, Refunding Rev., 4%, 4/01/2036	1,750,000	1,705,629
31

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of North Carolina, Greensboro, Rev., 4%, 4/01/2034	$1,000,000	$996,253
University of North Carolina, Greensboro, Rev., 4%, 4/01/2035	1,000,000	984,603
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,042,066
University of North Carolina, School of Art General Rev., 4%, 2/01/2040	1,000,000	870,239
University of North Carolina, School of Art General Rev., 4%, 2/01/2045	2,825,000	2,360,462
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 5%, 6/01/2028	3,045,000	3,165,985
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	492,262
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	384,520
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	468,566
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	195,000	194,983
Western Carolina University, NC, General Obligation Rev., 5%, 10/01/2043	3,700,000	3,823,244
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2032	2,420,000	2,590,416
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2033	500,000	533,179
Western Carolina University, NC, General Rev., “B”, 5%, 4/01/2034	1,300,000	1,381,009
Winston-Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,583,107
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,556,502
		$83,356,072
Universities - Dormitories – 0.6%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$3,045,000	$3,015,305
Utilities - Municipal Owned – 1.1%
Greenville, NC, Utilities Commission Combined Enterprise System Rev., 5%, 8/01/2044	$300,000	$317,020
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	440,000	325,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	720,000	532,800
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	1,125,000	835,312
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	175,000	129,938
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	85,000	62,900
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	415,000	308,138
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	195,000	144,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	190,000	141,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	35,000	25,988
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	585,000	434,362
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	340,000	336,743
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	420,000	414,708
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	50,000	48,673
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	35,000	26,031
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	80,000	59,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	265,000	196,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	305,000	226,463
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	95,000	70,538
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	300,000	222,750
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	240,000	180,600
		$5,098,739
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	$1,290,000	$1,321,499
Water & Sewer Utility Revenue – 8.0%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040 (Prerefunded 6/01/2024)	$1,250,000	$1,285,084
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2030	2,000,000	2,238,530
Charlotte, NC, Water & Sewer System Refunding Rev., 5%, 7/01/2033	1,750,000	1,931,110
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	4,000,000	3,635,334
Durham, NC, Utility System Refunding Rev., 5%, 8/01/2033	2,625,000	2,917,575
Durham, NC, Utility System Refunding Rev., 4%, 8/01/2034	1,675,000	1,684,000
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2047	1,000,000	1,095,314
32

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Greensboro, NC, Enterprise System Rev., 5.25%, 6/01/2048	$3,990,000	$4,366,184
Greensboro, NC, Enterprise System Rev., “A”, 4%, 6/01/2047	2,000,000	1,808,692
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	224,101
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	380,000	387,166
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	480,000	488,465
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,325,000	1,343,475
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,007,583
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	605,000	605,477
Lincoln County, NC, Enterprise System Rev., 3%, 8/01/2034	175,000	150,205
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	95,000	96,757
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	115,000	116,681
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	60,000	61,029
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	140,000	142,258
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,092,154
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	531,476
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,455,242
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	1,600,000	1,657,668
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029 (Prerefunded 3/01/2023)	3,145,000	3,169,313
Union County, NC, Enterprise System Rev., 3%, 6/01/2046	2,500,000	1,819,515
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2034	700,000	702,411
Winston-Salem, NC, Water & Sewer Systems Rev., 4%, 6/01/2035	500,000	500,931
		$37,513,730
Total Municipal Bonds (Identified Cost, $490,195,005)		$443,396,466
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$786,000	$668,944
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,673,079	406,731
Total Bonds (Identified Cost, $1,322,017)		$1,075,675
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $536,069)	$927,305	$463,652
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $10,285,152)	10,285,234	$10,286,262
Other Assets, Less Liabilities – 2.3%		10,587,076
Net Assets – 100.0%		$465,809,131
See Portfolio Footnotes and Notes to Financial Statements
33

Portfolio of Investments (unaudited) – continued
MFS Pennsylvania Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 93.1%
Airport Revenue – 3.0%
Allegheny County, PA, Airport Authority Rev., “A”, 5%, 1/01/2036	$2,000,000	$2,033,620
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	215,000	220,953
Philadelphia, PA, Airport Refunding Rev., 5%, 7/01/2029	1,590,000	1,659,802
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	755,856
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	55,164
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	65,945
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	45,102
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	79,680
		$4,916,122
General Obligations - General Purpose – 8.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$350,000	$307,108
Bucks County, PA, Northampton Township, General Obligation, 4%, 5/15/2043	1,000,000	911,682
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	220,000	223,858
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	70,000	71,311
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,403	18,753
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	78,634	43,343
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	33,950	34,102
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	68,052	68,710
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	67,435	68,835
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	66,341	67,853
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	245,437	250,224
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	61,103	53,734
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	116,918	99,945
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	47,139	38,681
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	64,091	50,020
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	234,653	175,638
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2031	1,205,000	1,228,002
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2034	955,000	956,219
Lackawanna County, PA, General Obligations, “A”, BAM, 4%, 3/15/2035	500,000	494,073
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2028	215,000	221,123
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2029	200,000	205,902
Lower Paxton Township, PA, General Obligation, 4%, 4/01/2031	150,000	152,780
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	378,399
Pennsylvania General Obligation, AGM, 5%, 9/15/2026	425,000	453,957
Pennsylvania General Obligation Refunding, 5%, 1/15/2023	1,415,000	1,422,460
Philadelphia, PA, “B”, 5%, 2/01/2035	1,000,000	1,046,658
Philadelphia, PA, General Obligation, “A”, 5%, 5/01/2034	1,000,000	1,060,570
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,077,189
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,073,822
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	127,239
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	117,506
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	220,000	225,293
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	320,000	326,925
		$13,051,914
General Obligations - Schools – 9.7%
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2036	$400,000	$380,216
Allegheny County, PA, Pine-Richland School District, General Obligation, “B”, 4%, 3/01/2037	600,000	560,392
Beaver County, PA, Aliquippa School District, General Obligation, BAM, 4%, 12/01/2041	1,000,000	932,566
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,038,924
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	780,746
Erie, PA, City School District General Obligation, “A”, AGM, 4%, 4/01/2033	1,150,000	1,161,937
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	675,351
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,564,090
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	545,000	473,356
Montgomery County, PA, Colonia School District, 4%, 2/15/2044	580,000	527,593
Montgomery County, PA, Springfield Township School District, General Obligation, 4%, 11/15/2037	1,500,000	1,404,627
34

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Pequea Valley, PA, School District Lancaster Country General Obligation, 4%, 5/15/2027	$125,000	$127,958
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,319
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,521,478
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,523,602
Scranton, PA, School District General Obligation, 4%, 12/01/2040	1,500,000	1,364,547
Scranton, PA, School District, “E”, BAM, 5%, 12/01/2034	1,000,000	1,053,730
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	856,802
		$15,953,234
Healthcare Revenue - Hospitals – 15.8%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “B”, 5%, 10/15/2029	$1,000,000	$1,048,988
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	1,000,000	1,024,648
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	500,000	320,505
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,600,000	1,138,087
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	851,587
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	729,954
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	334,986
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041 (Prerefunded 11/15/2025)	850,000	894,330
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,768,167
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	1,000,000	828,241
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	493,538
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	986,358
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	984,401
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	472,124
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	900,000	779,480
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	735,000	745,539
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,029,845
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	899,770
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,758,537
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	1,000,000	906,902
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	998,382
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke's Hospital), “A”, 5%, 8/15/2048	500,000	490,049
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,012,352
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	993,802
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	506,653
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039 (Prerefunded 3/01/2024)	810,000	830,608
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	881,996
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	1,000,000	1,028,884
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,182,840
		$25,921,553
Healthcare Revenue - Long Term Care – 3.5%
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	$500,000	$443,093
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	905,000	907,335
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	103,267
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	761,875
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	460,436
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	501,942
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	261,491
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	251,210
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	461,683
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	435,665
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	421,440
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	373,205
35

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	$500,000	$405,132
		$5,787,774
Industrial Revenue - Environmental Services – 0.1%
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$225,000	$258,781
Industrial Revenue - Other – 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,092,305
Miscellaneous Revenue - Other – 0.8%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$145,000	$146,583
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	66,691
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	395,000	353,163
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	747,016
		$1,313,453
Multi-Family Housing Revenue – 1.6%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$467,769	$425,921
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	950,697	877,390
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	1,250,000	1,252,531
		$2,555,842
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$204,499
Sales & Excise Tax Revenue – 3.0%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$10,000	$9,984
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	9,970
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	9,903
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	120,000	96,830
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	130,000	135,769
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	125,000	131,349
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	805,000	858,773
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	1,045,000	1,118,341
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	55,000	56,406
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	70,000	72,927
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	55,000	49,251
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	35,000	30,857
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	35,000	31,100
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	124,000	105,904
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	188,000	165,967
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	243,000	209,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	116,000	100,198
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	69,000	58,035
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,620
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	55,000	43,841
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	9,000	6,471
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	524,000	333,200
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	509,000	286,059
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,990,000	674,075
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	167,983
36

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	$205,000	$183,567
		$4,952,100
Secondary Schools – 1.9%
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$489,360
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	462,424
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	823,709
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	501,810
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	457,491
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	400,000	407,167
		$3,141,961
Single Family Housing - State – 4.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	$1,000,000	$939,524
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	1,885,000	1,810,156
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4%, 4/01/2039	260,000	258,266
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2023	510,000	513,575
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2023	760,000	769,654
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2024	850,000	864,040
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2024	845,000	863,197
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 4/01/2025	500,000	512,642
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2025	300,000	308,519
		$6,839,573
State & Local Agencies – 4.5%
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	$655,000	$598,538
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	1,000,000	1,035,918
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	745,000	654,336
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	4,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	25,000	22,819
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	15,000	12,930
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	155,000	160,183
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	340,000	338,263
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,289,819
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	257,083
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,026,530
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,038,091
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,006,980
		$7,446,094
Student Loan Revenue – 2.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$820,000	$701,969
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	338,369
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	414,374
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,005,000	763,077
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	2,005,000	1,847,005
		$4,064,794
Tax - Other – 1.9%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$999,999
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	279,771
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	459,341
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	115,000	109,134
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	56,650
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	168,865
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,035,000	935,947
37

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	$105,000	$88,135
		$3,097,842
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$477,713
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$110,000	$112,560
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	2,365,000	206,808
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	565,000	489,985
		$809,353
Toll Roads – 2.3%
Delaware River Port Authority Rev., 5%, 1/01/2029 (Prerefunded 1/01/2024)	$1,145,000	$1,171,082
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2046	1,000,000	1,022,925
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,329,709
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	143,362
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	112,251
		$3,779,329
Transportation - Special Tax – 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$130,000	$130,049
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	271,768
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	755,000	751,152
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	75,000	73,382
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	20,000	19,813
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	100,000	98,900
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	215,000	224,785
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	85,000	84,558
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	85,000	84,110
		$1,738,517
Universities - Colleges – 14.3%
Adams County, PA, General Obligation (Gettysburg College), 5%, 8/15/2033	$2,100,000	$2,186,887
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032 (Prerefunded 3/01/2025)	500,000	519,941
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	2,000,000	1,748,637
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,056,098
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2039	1,200,000	1,100,387
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	266,112
Erie, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	785,094
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,315,271
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2028	500,000	536,719
Lancaster, PA, Higher Education Authority, College Rev. (Harrisburg Area Community College Project), AGM, 5%, 10/01/2030	390,000	425,147
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	63,838
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	491,520
Northampton County, PA, General Purpose Authority College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	943,198
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	904,952
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2027	600,000	633,594
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,817,632
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 4%, 3/01/2037	750,000	681,924
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	756,718
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	976,846
Pennsylvania Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,027,012
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	3,000,000	3,179,689
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	25,000	24,980
38

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Wilkes-Barre, PA, Finance Authority Rev. (University of Scranton), “A”, 5%, 11/01/2026	$1,000,000	$1,032,663
		$23,474,859
Universities - Dormitories – 1.2%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,025,000	$1,015,004
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	1,000,000	1,028,531
		$2,043,535
Utilities - Municipal Owned – 1.3%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$95,000	$97,048
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	106,951
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	512,255
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	11,100
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	150,000	111,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	181,300
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	390,000	289,575
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	55,000	40,838
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	25,000	18,500
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	11,138
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	140,000	103,950
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	65,000	48,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	65,000	48,262
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	148,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,602
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	70,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	77,962
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	70,537
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	60,200
		$2,081,531
Utilities - Other – 0.2%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$280,000	$319,153
Water & Sewer Utility Revenue – 10.6%
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	$500,000	$522,882
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2040	690,000	632,791
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2041	715,000	652,914
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2046	400,000	357,666
Cambria County, PA, Greater Johnstown Water Authority Rev., AGM, 4%, 8/15/2041	2,000,000	1,863,183
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,034,852
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,054,664
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	500,077
Erie, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,055,048
Erie, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	877,544
Erie, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2041	1,500,000	1,398,850
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	205,162
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	1,000,000	958,812
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2032	500,000	473,524
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,050,909
Philadelphia, PA, Water and Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,051,455
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2033	675,000	731,078
39

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Pittsburgh, PA, Water & Sewer Authority Rev., “B”, AGM, 5%, 9/01/2034	$500,000	$539,522
Pittsburgh, PA, Water & Sewer System Authority Subordinate Refunding Rev., “B”, AGM, 4%, 9/01/2034	2,500,000	2,496,197
		$17,457,130
Total Municipal Bonds (Identified Cost, $169,494,579)		$152,778,961
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$270,000	$229,790
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	492,082	119,627
Total Bonds (Identified Cost, $425,002)		$349,417
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $176,373)	$305,095	$152,547
Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $7,988,364)	7,988,397	$7,989,196
Other Assets, Less Liabilities – 1.7%		2,730,701
Net Assets – 100.0%		$164,000,822
See Portfolio Footnotes and Notes to Financial Statements
40

Portfolio of Investments (unaudited) – continued
MFS South Carolina Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.7%
Airport Revenue – 4.6%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$524,857
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	775,664
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	463,589
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,277,724
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,524,811
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	220,309
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	160,000	139,119
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	150,000	127,430
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,361,187
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,347,704
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	1,930,000	1,928,523
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	90,269
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,145
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	75,170
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	119,521
		$9,986,022
General Obligations - General Purpose – 4.3%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,231,544
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	416,789
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	105,275
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	330,699
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	106,967
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,109	27,674
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	63,963
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,144,102	1,149,224
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	100,428	101,399
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	101,585
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	100,136
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	330,093	336,531
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	79,298
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	170,651	145,878
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	57,084
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	73,818
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	261,500
Horry County, SC, Limited Obligation (Hospitality Fee & Local Accommodations Fee Pledge), 4.5%, 9/01/2052	2,000,000	1,879,882
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	578,312
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	193,404
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	178,813
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	348,180
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	505,713
		$9,373,668
General Obligations - Schools – 9.1%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$262,589
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,134,835
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	1,949,886
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,311,872
Beaufort County, SC, School District, General Obligation , “C”, 4%, 3/01/2035	3,000,000	2,957,239
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	770,000	606,055
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,185,111
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,037,795
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	1,925,000	1,349,236
Richland County, SC, School District No. 2, General Obligation Refunding, 5%, 3/01/2023	2,825,000	2,847,878
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,087,917
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,154,266
		$19,884,679
41

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 13.3%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$219,982
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	99,554
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	40,029
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	21,090
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,841,287
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,117,254
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,130,988
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	985,510
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	963,574
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,017,424
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,016,630
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,224,797
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 4%, 7/01/2049	1,580,000	1,333,893
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	248,263
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	1,998,718
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,500,050
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,008,776
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	502,196
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,725,328
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,016,878
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,007,610
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	2,891,196
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,063,762
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	418,038
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	506,418
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036	1,380,000	1,266,015
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	908,832
		$29,074,092
Healthcare Revenue - Long Term Care – 2.0%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,091,136
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	619,605
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	202,892
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	624,913
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	937,710
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	842,096
		$4,318,352
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$80,509
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	169,756
		$250,265
Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$997,429
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	102,794
		$1,100,223
Miscellaneous Revenue - Other – 0.3%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$100,000	$102,601
42

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$575,000	$514,098
		$616,699
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$675,937	$615,466
Port Revenue – 4.8%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,564,841
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	307,129
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	460,570
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	521,826
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,045,874
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,651,473
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	2,995,981
		$10,547,694
Sales & Excise Tax Revenue – 3.8%
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	$2,485,000	$803,900
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	20,000	19,969
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	14,955
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	19,805
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	190,000	153,314
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	193,209
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	194,396
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	82,045
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	109,390
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	35,819
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	39,964
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	44,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	43,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	134,942
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,186,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	258,268
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	140,795
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	59,717
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,696
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	62,972
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,066
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	461,011
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	390,592
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,162,836
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(n)	510,000	439,340
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	270,000	241,772
		$8,310,603
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$229,987
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	953,599
		$1,183,586
Single Family Housing - State – 5.0%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$455,000	$451,343
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	500,000	533,350
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	290,000	311,095
43

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2030	$560,000	$602,544
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2031	575,000	617,278
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2031	575,000	617,431
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	300,000	289,024
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	280,000	270,047
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,085,000	2,910,389
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 4.2%, 7/01/2042	2,000,000	1,793,772
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,710,000	2,604,456
		$11,000,729
State & Local Agencies – 12.6%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$3,668,728
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	57,345
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	46,798
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	25,898
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,168,144
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	632,636
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	1,732,955
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,811,295
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,049,716
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	501,246
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	487,422
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,160,818
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	260,222
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	483,370
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	35,000	37,059
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	9,208
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	31,946
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	21,550
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	237,691
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	487,496
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	806,469
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	1,000,000	930,493
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	912,484
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,744,619
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	761,796
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	870,000	893,868
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,145,935
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,074,036
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,044,335
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,249,320
		$27,474,898
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,010,151
Tax - Other – 3.3%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$953,401
Greenville County, SC, Special Source Rev., 4%, 4/01/2038	250,000	232,738
Greenville County, SC, Special Source Rev., 4%, 4/01/2039	1,000,000	915,827
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	180,000	170,818
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	89,695
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	260,144
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,322,527
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,048,295
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,071,830
44

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – continued
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	$165,000	$138,498
		$7,203,773
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$866,488
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,164
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	17,859
		$903,511
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$153,492
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	228,234
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	3,475,000	303,872
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	785,000	680,775
		$1,366,373
Toll Roads – 0.3%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	$765,000	$552,541
Transportation - Special Tax – 4.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$680,259
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	19,877
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,119,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	87,825
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	70,000	73,259
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	80,000	82,930
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	95,000	96,041
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	100,000	100,906
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	50,000	50,301
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	80,000	69,413
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	145,000	122,528
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	148,350
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	105,000	103,806
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	365,929
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	124,349
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	123,692
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,263,063
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,569,312
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,098,517
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,083,519
		$10,383,142
Universities - Colleges – 6.3%
Center for Arts & Health Science Public Facilities Corp. Installment Purchase Rev. (Greenville Technical College Project), 4%, 10/01/2038	$2,000,000	$1,938,735
Clemson University, SC, Athletic Facilities Rev., “A”, 3%, 5/01/2048	3,000,000	2,112,196
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	1,030,000	1,110,848
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,044
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,139
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	391,463
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	723,871
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,595,580
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	1,985,986
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	29,976
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,143,767
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	600,832
		$13,758,437
45

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 8.2%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$148,125
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	173,159
Piedmont, SC, Municipal Power Agency Rev., ”B“, 5%, 1/01/2032	3,000,000	3,214,646
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	205,000	151,700
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	330,000	244,200
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	389,812
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	59,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	141,075
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	100,000	74,000
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	66,825
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	11,138
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	200,475
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	24,337
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	11,156
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	88,800
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	103,950
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	33,413
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	107,663
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	86,538
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	552,191
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,028,690
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2032	500,000	540,214
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2033	1,000,000	1,075,687
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2035	500,000	461,479
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2036	500,000	455,418
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2038	1,750,000	1,543,288
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2039	1,500,000	1,312,159
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, ”B“, 5%, 12/01/2051	2,055,000	1,980,214
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	2,601,859
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,038,920
		$18,009,481
Utilities - Other – 0.3%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	$130,000	$137,911
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	583,918
		$721,829
Water & Sewer Utility Revenue – 11.8%
Anderson County, SC, Water & Sewer System Refunding Rev., 4%, 7/01/2033	$750,000	$744,548
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	798,020
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	1,828,269
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	91,678
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	413,109
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	300,000	300,237
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	526,516
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	500,000	520,587
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,141,994
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	1,831,715
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	50,925
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	60,877
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	30,514
46

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	$70,000	$71,129
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,053,810
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,052,036
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,491,407
South Carolina Grand Strand Water & Sewer Authority System Improvement Refunding Rev., ”A“, 4%, 6/01/2046	4,000,000	3,560,054
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	220,118
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	199,364
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	247,872
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	178,298
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,007,935
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,056,834
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,179,506
		$25,657,352
Total Municipal Bonds (Identified Cost, $238,613,891)		$213,303,566
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$357,451
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	787,332	191,403
Total Bonds (Identified Cost, $668,876)		$548,854
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $260,285)	$450,247	$225,123
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $2,025,765)	2,025,684	$2,025,887
Other Assets, Less Liabilities – 1.1%		2,323,038
Net Assets – 100.0%		$218,426,468
See Portfolio Footnotes and Notes to Financial Statements
47

Portfolio of Investments (unaudited) – continued
MFS Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.4%
Airport Revenue – 3.2%
Chicago, IL, O'Hare International Airport Rev., Senior Lien, ”B“, 5%, 1/01/2030	$510,000	$524,120
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2037	1,000,000	1,014,444
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 5%, 10/01/2038	1,000,000	1,012,037
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2039	1,000,000	900,762
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2040	1,000,000	892,417
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”A“, 4%, 10/01/2041	1,000,000	884,501
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”B“, 5%, 10/01/2027	980,000	1,008,352
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., ”B“, 5%, 10/01/2028	1,000,000	1,025,794
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2028	500,000	536,724
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2029	500,000	540,820
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2030	400,000	435,696
Norfolk, VA, Airport Authority Refunding Rev., ”A“, 5%, 7/01/2031	500,000	546,545
Norfolk, VA, Airport Authority Rev., 5%, 7/01/2029	525,000	567,861
San Francisco, CA, City & County Airports Commission, International Airport Rev., ”B“, 5%, 5/01/2046	1,160,000	1,159,282
		$11,049,355
General Obligations - General Purpose – 8.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$775,000	$680,025
Chesterfield County, VA, Public Improvement, ”A“, 4%, 1/01/2036	1,570,000	1,565,118
Chicago, IL, General Obligation, ”D“, 5.5%, 1/01/2040	65,000	65,170
Chicago, IL, General Obligation, ”F“, 5.5%, 1/01/2042	475,000	476,245
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	44,577	40,972
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	171,803	94,697
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,693,175	1,700,756
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	148,683	150,121
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	147,336	150,396
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	144,946	148,250
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	318,785	325,002
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	133,501	117,401
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	251,000	214,563
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	102,991	84,512
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	140,029	109,287
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	476,628	356,756
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2024	1,315,000	1,354,919
Commonwealth of Virginia, General Obligation, ”B“, 5%, 6/01/2026	4,750,000	5,041,888
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2037	2,000,000	2,158,360
Loudoun County, VA, General Obligation Public Improvement, ”A“, 5%, 12/01/2022	3,000,000	3,009,281
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,029,865
Newport News, VA, General Obligation Improvement, ”A“, 4%, 2/01/2038	1,425,000	1,373,184
Norfolk, VA, General Obligation Capital Improvement, 5%, 8/01/2043 (Prerefunded 8/01/2028)	2,615,000	2,858,349
Norfolk, VA, General Obligation Capital Improvement, ”A“, 5%, 3/01/2033	3,000,000	3,322,499
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032 (Prerefunded 2/01/2023)	440,000	442,727
Portsmouth, VA, General Obligation Public Improvement, ”A“, 5%, 2/01/2032 (Prerefunded 2/01/2023)	60,000	60,382
Richmond, VA, Public Improvement, ”A“, 5%, 3/01/2028 (Prerefunded 3/01/2023)	220,000	221,746
State of Illinois, General Obligation, 5.5%, 5/01/2039	270,000	274,837
State of Illinois, General Obligation, 5.75%, 5/01/2045	245,000	250,338
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	660,000	674,284
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,487,353
		$30,839,283
General Obligations - Schools – 1.6%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$70,000	$72,962
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2025	2,405,000	2,524,408
Virginia Public School Authority, Special Obligation School Financing (Henrico County), 5%, 8/15/2027	1,345,000	1,453,004
Virginia Public School Authority, Special Obligation School Financing (Prince William County), 5%, 8/01/2025	1,305,000	1,345,780
		$5,396,154
48

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 15.2%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2037	$2,800,000	$2,850,089
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2033	2,000,000	2,061,719
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 5%, 7/01/2034	1,475,000	1,515,469
Chesapeake, VA, Hospital Authority Facility Rev. (Chesapeake Regional Medical Center), 4%, 7/01/2043	625,000	540,609
Colorado Health Facilities Authority Rev. (CommonSpirit Health), ”A-2“, 4%, 8/01/2044	180,000	149,332
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	2,000,000	1,816,590
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	45,000	31,635
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 5%, 5/15/2044	2,000,000	2,001,131
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), ”A“, 4%, 5/15/2048	4,000,000	3,499,169
Franklin County, VA, Industrial Development Authority Health Care Refunding Rev. (Inova Health System Project), 5%, 5/15/2029	1,475,000	1,601,672
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	757,993
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,007,838
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), ”A“, 4.125%, 7/01/2052	1,835,000	1,589,272
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), ”A“, 5%, 9/01/2030	1,585,000	1,607,727
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2038	2,200,000	1,978,776
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2039	1,320,000	1,177,684
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2040	550,000	489,424
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), ”A“, 5%, 1/01/2047	3,000,000	2,910,705
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), ”B“, 5%, 11/01/2036	2,875,000	2,874,889
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), ”B“, 4%, 11/01/2048	3,000,000	2,587,992
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), ”A“, 5%, 7/01/2047	1,625,000	1,696,428
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health System Obligated Group), ”A“, VRDN, 2.44%, 7/01/2036	4,000,000	4,000,000
Rockingham County, Virginia, Economic Development Authority, Health Care Facilities Rev. (Sentara RMH Medical Center), ”A“, 3%, 11/01/2046	2,255,000	1,604,110
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 4%, 11/01/2039	3,750,000	3,458,064
Virginia Small Business Financing Authority Rev. (Sentara Healthcare), 3%, 11/01/2040	3,370,000	2,584,138
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	3,445,000	2,925,314
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	624,195
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	415,119
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), ”A“, 5%, 1/01/2044 (Prerefunded 1/01/2024)	2,000,000	2,042,609
		$52,399,692
Healthcare Revenue - Long Term Care – 3.5%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), ”A“, 5%, 1/01/2042	$1,000,000	$1,004,254
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030 (Prerefunded 10/01/2025)	1,000,000	1,045,914
Fairfax County, VA, Economic Development Authority Residential Care Facilities Rev. (Goodwin House, Inc.), 5%, 10/01/2036 (Prerefunded 10/01/2024)	1,000,000	1,049,141
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Lifespire of Virginia.), ”C“, 5%, 12/01/2037	765,000	772,565
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	395,255
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	385,231
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2040	500,000	456,273
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), 4%, 10/01/2045	720,000	629,252
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), 4%, 1/01/2037	1,000,000	833,052
Lexington, VA, Industrial Development Authority Residential Care Facilities Rev. (Kendal at Lexington), ”A“, 5%, 1/01/2042	1,000,000	1,034,276
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	874,584
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	946,896
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), ”A“, 5%, 1/01/2033	1,750,000	1,814,536
49

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Virginia Small Business Financing Authority, Residential Care Facility Rev. (Pinnacle Living), ”C“, 5%, 6/01/2042	$1,000,000	$968,312
		$12,209,541
Industrial Revenue - Environmental Services – 0.3%
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$1,000,000	$913,233
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 3.625%, 1/01/2035 (n)	$300,000	$241,526
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$102,520
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	133,632
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	1,683,272	168
		$236,320
Miscellaneous Revenue - Other – 1.5%
Loudoun County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, ”A“, 0%, 7/01/2049	$7,500,000	$1,946,501
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	130,000	133,381
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	845,000	755,501
Rappahannock, VA, Regional Jail Authority Rev., 5%, 10/01/2033 (Prerefunded 10/01/2025)	2,220,000	2,331,613
		$5,166,996
Multi-Family Housing Revenue – 2.6%
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$1,000,803	$911,268
Virginia Housing Development Authority Rev., Rental Housing, ”A“, 3.8%, 9/01/2044	2,000,000	1,685,073
Virginia Housing Development Authority Rev., Rental Housing, ”D“, 1.8%, 5/01/2033	500,000	390,905
Virginia Housing Development Authority Rev., Rental Housing, ”D“, 3.7%, 10/01/2038	3,000,000	2,663,298
Virginia Housing Development Authority Rev., Rental Housing, ”E“, 4.25%, 6/01/2052	3,000,000	2,699,264
Virginia Housing Development Authority Rev., Rental Housing, ”F“, 1.6%, 7/01/2033	770,000	572,428
		$8,922,236
Parking – 0.9%
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2035	$1,250,000	$1,323,566
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2036	1,000,000	1,056,909
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev., 5%, 4/01/2037	750,000	790,631
		$3,171,106
Port Revenue – 1.7%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$590,000	$402,182
Virginia Port Authority Facilities Refunding Rev., ”B“, 5%, 7/01/2027	1,500,000	1,579,729
Virginia Port Authority Facilities Refunding Rev., ”B“, 5%, 7/01/2041	750,000	768,317
Virginia Port Authority Facilities Rev, ”A“, 5%, 7/01/2031 (Prerefunded 7/01/2025)	3,000,000	3,122,958
		$5,873,186
Sales & Excise Tax Revenue – 4.5%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$25,000	$24,961
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	20,000	19,940
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	25,000	24,756
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	245,000	197,694
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2029	1,000,000	1,091,638
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 5%, 7/01/2030	1,000,000	1,100,565
Hampton Roads, VA, Transportation Accountability Commission, ”A“, 4%, 7/01/2057	4,000,000	3,576,199
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	77,000	68,420
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	249,000	212,661
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	4,818,000	4,253,342
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	476,000	411,156
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	251,000	216,807
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	6,000	4,940
50

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	$122,000	$102,613
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	9,000	8,315
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	135,000	107,610
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	26,000	18,694
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	1,212,000	770,684
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	1,160,000	651,923
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	7,149,000	1,611,694
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(n)	795,000	684,853
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	345,000	308,931
		$15,468,396
Secondary Schools – 0.1%
District of Columbia Rev. (Rocketship D.C.), ”A“, 5%, 6/01/2056 (n)	$325,000	$293,318
State & Local Agencies – 12.7%
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2039	$1,000,000	$923,427
Campbell County, VA, Industrial Development Authority, 4%, 6/01/2040	1,000,000	916,430
Colorado State University Board of Governors, System Enterprise Refunding Rev., ”E“, 4%, 3/01/2043	1,555,000	1,420,957
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,955,000	1,717,084
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2033 (Prerefunded 10/01/2024)	500,000	517,662
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), ”A“, 5%, 10/01/2034 (Prerefunded 10/01/2024)	1,000,000	1,035,324
Fairfax County, VA, Public Improvement, ”A“, 5%, 10/01/2025	700,000	725,138
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2039	1,765,000	1,843,798
Fairfax County, VA, Redevelopment and Housing Authority Refunding Rev. (Wedgewood Affordable Housing Acquisition), AGM, 5%, 10/01/2038	1,500,000	1,569,588
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2036	1,000,000	820,396
Franklin County, VA, Industrial Development Authority, 3%, 10/15/2037	580,000	467,674
Henry County, VA, Industrial Development Authority, Public Facility Leave Rev., 4%, 11/01/2045	3,000,000	2,702,430
Loudoun County, VA, Economic Development Authority Refunding Rev. (Louduon County Public Facilities Project), ”A“, 5%, 12/01/2024	1,860,000	1,928,070
Loudoun County, VA, Economic Development Authority Rev. (Louduon County Public Facilities Project), ”A“, 3%, 12/01/2037	2,000,000	1,638,878
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	395,000	428,282
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	770,000	800,419
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	59,849
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	50,201
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	21,550
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	340,000	351,370
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,371,531
Virginia College Building Authority, Educational Facilities Refunding Rev. (21st Century College and Equipment Programs), ”E“, 5%, 2/01/2025	540,000	561,689
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), ”A“, 5%, 2/01/2038	4,000,000	4,351,900
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), ”D“, 5%, 2/01/2025	1,435,000	1,492,637
Virginia College Building Authority, Educational Facilities Rev. (21st Century College and Equipment Programs), ”E-1“, 5%, 2/01/2023	2,140,000	2,153,894
Virginia Port Authority, Port Fund Rev., ”B“, 5%, 7/01/2027	2,510,000	2,659,388
Virginia Public Building Authority, Facilities Rev., ”A“, 4%, 8/01/2039	4,500,000	4,326,250
Washington, D.C., Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), ”A“, 5%, 7/15/2046	5,000,000	5,192,542
		$44,048,358
Student Loan Revenue – 0.5%
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	$25,000	$22,687
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	385,000	286,667
51

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	$1,590,000	$1,361,136
		$1,670,490
Tax - Other – 0.4%
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	$1,965,000	$1,365,280
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	220,000	184,664
		$1,549,944
Tax Assessment – 0.6%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	$640,000	$650,343
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,000,000	876,525
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035 (n)	500,000	486,136
		$2,013,004
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$225,000	$230,237
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, ”B-2“, 0%, 6/01/2066	5,170,000	452,092
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	1,185,000	1,027,667
		$1,709,996
Toll Roads – 4.8%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev., 5%, 7/01/2051	$3,000,000	$3,024,751
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), ”A“, AGM, 4%, 10/01/2052	4,180,000	3,595,134
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, 4%, 10/01/2044	3,000,000	2,577,521
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), ”B“, AGM, 4%, 10/01/2053	2,830,000	2,424,579
Virginia Small Business Financing Authority Senior Lien Refunding Rev. (Elizabeth River Crossings Opco LLC Project), 4%, 1/01/2040	2,000,000	1,733,519
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	3,000,000	2,166,828
Virginia Small Business Financing Authority, Senior Lien Private Activity Rev. (Transform 66 P3 Project), 5%, 12/31/2049	1,000,000	945,916
		$16,468,248
Transportation - Special Tax – 7.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NPFG, 5%, 7/01/2029	$50,000	$49,693
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	1,715,000	1,706,259
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2027	1,000,000	1,063,166
Commonwealth of Virginia, Federal Transportation Grant Anticipation Rev., 5%, 9/15/2033	3,360,000	3,688,074
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2030	300,000	333,904
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2031	500,000	559,606
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2032	300,000	333,357
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2033	500,000	553,170
Commonwealth of Virginia, Transportation Board Interstate 81 Corridor Program Rev., 5%, 5/15/2034	1,655,000	1,823,303
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,000,000	2,760,645
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, ”A“, 4%, 5/15/2035	2,750,000	2,748,920
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2030	90,000	94,190
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2032	100,000	103,662
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2035	120,000	121,315
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2036	125,000	126,132
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2037	65,000	65,391
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2040	110,000	95,443
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2045	190,000	160,555
New Jersey Transportation Trust Fund Authority, Transportation Program, ”A“, 5%, 12/15/2039	190,000	189,011
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 5%, 6/15/2044	190,000	188,011
Virginia Port Authority Rev., 5%, 7/01/2030 (Prerefunded 7/01/2025)	1,000,000	1,043,653
Virginia Port Authority Rev., 5%, 7/01/2031 (Prerefunded 7/01/2025)	500,000	521,826
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2037	1,560,000	1,620,508
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., 5%, 7/01/2038	1,560,000	1,618,718
52

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Washington, D.C., Metropolitan Area Transit Authority Gross Rev., ”B“, 5%, 7/01/2042	$3,860,000	$3,984,677
		$25,553,189
Universities - Colleges – 8.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$975,000	$952,334
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 11/01/2037	745,000	721,203
Commonwealth of Virginia, University General Pledge Refunding Rev., ”A“, 4%, 5/01/2048	2,475,000	2,201,959
Lexington, VA, Industrial Development Authority Educational Facilities Rev. (Washington and Lee Universities), ”A“, 5%, 1/01/2043	1,000,000	1,051,525
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2037	1,000,000	944,378
Montgomery County, VA, Economic Development Authority Rev., Tax-Exempt (Virginia Tech Foundation), ”A“, 4%, 6/01/2038	1,750,000	1,627,513
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	420,000	416,746
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	597,232
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2034	1,000,000	1,004,830
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2038	250,000	217,666
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2039	225,000	194,067
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 4%, 4/01/2040	250,000	213,522
Salem, VA, Economic Development Authority, Educational Facilities (Roanoke College), 5%, 4/01/2049	900,000	862,646
University of Virginia, General Rev. Pledge Refunding, ”A“, 5%, 6/01/2043 (Prerefunded 6/01/2023)	685,000	693,508
University of Virginia, General Rev. Pledge Refunding, ”B“, 5%, 4/01/2046	2,500,000	2,619,212
University of Virginia, Rector and Visitors General Pledge Rev. (Multi-Year Capital Project), ”A“, 4%, 8/01/2048	2,000,000	1,779,796
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”A“, 5%, 7/01/2035 (n)	1,000,000	976,904
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035 (n)	1,000,000	999,915
Virginia College Building Authority, Educational Facilities Rev. (Randolph-Macon College), 4%, 1/15/2041	1,600,000	1,381,474
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2036	1,280,000	1,113,773
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 3%, 6/01/2041	470,000	320,468
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 4%, 6/01/2046	1,250,000	981,554
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NPFG, 5.25%, 1/01/2031	1,000,000	1,094,851
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), ”A“, 5%, 1/01/2040 (Prerefunded 1/01/2025)	1,000,000	1,038,362
Virginia Commonwealth University, General Rev., ”A“, 5%, 11/01/2033	4,000,000	4,347,013
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,590,483
		$30,942,934
Utilities - Municipal Owned – 3.1%
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	$30,000	$22,200
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	320,000	236,800
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	535,000	395,900
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	835,000	619,987
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	130,000	96,525
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	60,000	44,400
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	30,000	22,275
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	305,000	226,462
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	60,000	59,692
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	315,000	310,870
Puerto Rico Electric Power Authority Rev., ”PP“, NPFG, 5%, 7/01/2024	25,000	24,986
Puerto Rico Electric Power Authority Rev., ”SS“, AGM, 4.375%, 7/01/2030	45,000	44,998
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	145,000	107,300
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	140,000	103,950
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	25,000	18,563
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	430,000	319,275
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 4.25%, 7/01/2027	185,000	181,819
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	340,000	335,716
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	35,000	34,071
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	25,000	18,594
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	60,000	44,550
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	205,000	151,700
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	225,000	167,062
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	70,000	51,975
53

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	$215,000	$159,637
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	175,000	131,688
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2027 (Prerefunded 1/15/2023)	2,555,000	2,569,091
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2035	2,000,000	2,078,978
Richmond, VA, Public Utility Rev., ”A“, 5%, 1/15/2038 (Prerefunded 1/15/2023)	2,000,000	2,011,030
		$10,590,094
Utilities - Other – 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	$1,140,000	$1,167,837
Water & Sewer Utility Revenue – 12.0%
Fairfax County, VA, Sewer Rev., ”A“, 4%, 7/15/2039	$3,000,000	$2,898,275
Fairfax County, VA, Water Authority Rev., 4%, 4/01/2032	2,175,000	2,208,427
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,160,699
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	295,000	300,563
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	375,000	381,613
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	1,045,000	1,059,571
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	430,000	430,339
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 5%, 8/01/2034 (Prerefunded 8/01/2026)	3,000,000	3,193,035
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 5%, 10/01/2035 (Prerefunded 10/01/2027)	660,000	712,357
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2037	1,350,000	1,292,164
Hampton Roads, VA, Sanitation District Wastewater Rev., ”A“, 4%, 10/01/2038	1,265,000	1,197,675
Henrico County, VA, Water and Sewer System Rev., 4%, 5/01/2046	1,435,000	1,327,343
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	80,000	81,480
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	100,000	101,462
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	50,000	50,857
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	110,000	111,775
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 3%, 7/01/2044	2,065,000	1,567,802
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,310,000
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2025	5,000	5,007
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2027	45,000	45,060
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”B“, 5%, 11/01/2028	40,000	40,061
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 5%, 11/01/2022	1,620,000	1,622,439
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2032	1,000,000	1,019,819
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2033	1,500,000	1,513,087
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2034	500,000	503,839
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2036	3,450,000	3,427,802
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, ”C“, 4%, 11/01/2044	3,235,000	3,021,138
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	45,000	45,061
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, ”A“, 5%, 11/01/2039	1,610,000	1,734,766
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, ”A“, 5%, 11/01/2041	1,030,000	1,104,557
Virginia Resources Authority, State Moral Obligation Rev., Pooled Financing Program, ”A“, 5%, 11/01/2042	1,330,000	1,423,479
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2033 (Prerefunded 11/01/2022)	2,245,000	1,480,503
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2034 (Prerefunded 11/01/2022)	2,250,000	1,417,254
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2035 (Prerefunded 11/01/2022)	1,950,000	1,171,593
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), Capital Appreciation, 0%, 11/01/2036 (Prerefunded 11/01/2022)	1,250,000	715,376
		$41,676,278
Total Municipal Bonds (Identified Cost, $369,653,519)		$329,570,714
54

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$557,000	$474,048
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,180,997	287,104
Total Bonds (Identified Cost, $935,201)		$761,152
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $385,350)	$666,587	$333,294
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $4,938,037)	4,938,379	$4,938,873
Other Assets, Less Liabilities – 2.9%		10,031,149
Net Assets – 100.0%		$345,635,182
See Portfolio Footnotes and Notes to Financial Statements
55

Portfolio of Investments (unaudited) – continued
MFS West Virginia Municipal Bond Fund
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport Revenue – 0.4%
Dallas and Fort Worth, TX, International Airport Rev., ”B“, 5%, 11/01/2044	$155,000	$155,218
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	60,000	60,179
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	70,000	71,017
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	55,000	55,125
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	85,000	84,660
		$426,199
General Obligations - General Purpose – 13.7%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$260,000	$228,137
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	13,602	12,502
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	52,422	28,895
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	491,634	493,835
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	45,368	45,807
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	44,957	45,891
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	44,227	45,235
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	42,958	43,796
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	40,735	35,822
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	74,630	63,796
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	31,426	25,788
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	42,727	33,347
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	143,435	107,361
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2037	405,000	398,360
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	325,000	303,444
State of Illinois, General Obligation, 5.5%, 5/01/2039	165,000	167,956
State of Illinois, General Obligation, ”A“, 5%, 3/01/2031	195,000	199,220
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2027	720,000	774,346
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2042	3,000,000	3,188,362
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2043	400,000	424,131
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 6/01/2044	3,000,000	3,148,714
State of West Virginia, General Obligation Road Bonds, ”A“, 5%, 12/01/2044	705,000	746,093
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 12/01/2040	1,750,000	1,837,100
State of West Virginia, General Obligation Road Bonds, ”B“, 5%, 6/01/2041	200,000	209,566
State of West Virginia, General Obligation Road Bonds, ”B“, 4%, 12/01/2042	1,000,000	910,423
		$13,517,927
General Obligations - Schools – 2.0%
Cabell County, WV, Public School Board of Education, AGM, 3%, 6/01/2029	$1,400,000	$1,347,408
Little Rock, AR, School District & Construction, ”A“, BAM, 3%, 2/01/2048	820,000	574,740
		$1,922,148
Healthcare Revenue - Hospitals – 16.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$155,000	$133,714
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc. Project), ”A“, 4%, 4/01/2052	765,000	639,104
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	15,000	10,545
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 4%, 4/15/2043	780,000	675,190
Virginia Small Business Financing Authority, Health Facilities Rev. (Bon Secours Mercy Health, Inc.), ”A“, 4%, 12/01/2049	490,000	416,082
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	195,957
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2028	1,000,000	1,012,208
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	1,500,000	1,502,103
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	220,000	183,901
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), ”A“, 4.125%, 1/01/2047	1,245,000	984,984
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), ”A“, ETM, 6.5%, 9/01/2023	340,000	349,073
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,018,243
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	993,505
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5%, 6/01/2027	200,000	208,044
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 4%, 6/01/2035	1,500,000	1,392,792
56

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), ”A“, 5.5%, 6/01/2044 (Prerefunded 6/01/2023)	$3,460,000	$3,513,014
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	1,677,304
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 5%, 6/01/2042	1,000,000	993,827
		$15,899,590
Industrial Revenue - Other – 0.7%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$435,466
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 2.875%, 1/01/2041 (n)	115,000	75,085
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), ”A“, 4%, 1/01/2050 (n)	200,000	145,842
		$656,393
Miscellaneous Revenue - Other – 7.0%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2040 (Prerefunded 7/01/2023)	$140,000	$141,528
Matching Fund Special Purpose Securitization Corp., ”A“, 5%, 10/01/2026	40,000	41,040
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044 (n)	580,000	518,569
State of West Virginia, Higher Education Policy Commission Community & Technical Colleges Capital Improvement Refunding Rev., 5%, 7/01/2038	200,000	211,143
West Virginia Economic Development Authority, Excess Lottery Rev., ”A“, 5%, 7/01/2038	1,000,000	1,059,915
West Virginia School Building Authority, ”A“, 5%, 7/01/2028	590,000	614,968
West Virginia School Building Authority, ”A“, 3%, 7/01/2033	2,000,000	1,750,356
West Virginia School Building Authority, Excess Lottery Refunding Rev., ”B“, 5%, 7/01/2038	265,000	283,395
West Virginia School Building Authority, Excess Lottery Refunding Rev., ”B“, 5%, 7/01/2039	735,000	784,296
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,500,000	1,520,569
		$6,925,779
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, ”1-A“, 4.375%, 9/20/2036	$287,710	$261,971
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$170,000	$115,883
Sales & Excise Tax Revenue – 4.2%
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2029	$10,000	$9,984
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, ”F“, 5%, 1/01/2031	10,000	9,903
Guam Government Business Privilege Tax Refunding, ”F“, 4%, 1/01/2042	75,000	60,519
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2031	500,000	558,396
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), ”A“, 4.125%, 6/01/2043 (n)	1,000,000	850,127
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	25,000	22,214
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	83,000	70,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	1,537,000	1,356,867
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	158,000	136,476
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	83,000	71,693
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	1,000	823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	39,000	32,803
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	2,000	1,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	45,000	35,870
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	7,000	5,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	412,000	261,982
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	396,000	222,553
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	1,503,000	338,841
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027 (a)(d)(n)	120,000	103,374
		$4,155,178
57

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – 3.4%
West Virginia Housing Development Fund, ”A“, 3.875%, 11/01/2044	$1,325,000	$1,152,767
West Virginia Housing Development Fund, ”B“, 1.8%, 5/01/2026	485,000	454,498
West Virginia Housing Development Fund, ”B“, 4.2%, 11/01/2047	1,000,000	880,210
West Virginia Housing Development Fund, ”B“, 4.25%, 11/01/2052	1,000,000	870,813
		$3,358,288
State & Local Agencies – 9.0%
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$140,000	$151,796
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, ”A“, 5%, 5/01/2047	260,000	270,272
Maryland Stadium Authority, Built to Learn Rev., ”A“, 4%, 6/01/2047	1,000,000	854,474
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	4,604
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	20,000	18,255
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	8,620
New Jersey Economic Development Authority Rev. (School Facilities Construction), ”AAA“, 5%, 6/15/2026	105,000	108,511
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	1,640,000	550,052
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), ”A“, BAM, 4.25%, 5/01/2042	500,000	461,493
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), ”A“, BAM, 4.25%, 5/01/2047	500,000	442,720
Putnam County, WV, Building Commission Lease Rev. (Sheriff's Headquarters), ”A“, BAM, 4.375%, 5/01/2052	560,000	498,419
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,010,349
West Virginia Economic Development Authority, Lease Rev. (Correctional, Juvenile and Public Safety Facilities), ”A“, 5%, 6/01/2029	2,000,000	2,029,291
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2025	315,000	319,429
West Virginia Economic Development Authority, Lease Rev. (State Office Building), ”B“, NPFG, 5.25%, 1/01/2030	1,355,000	1,375,116
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,664
		$8,899,065
Student Loan Revenue – 0.4%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 4%, 12/01/2041	$485,000	$415,189
Tax - Other – 2.2%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$542,628
New York, NY, Transitional Finance Authority Rev., ”C-1“, 4%, 5/01/2045	615,000	556,142
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,004,023
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	83,938
		$2,186,731
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, ”A“, 5%, 6/01/2033	$455,000	$413,494
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	886,573
		$1,300,067
Tobacco – 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 5%, 6/01/2036	$75,000	$76,746
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, ”1“, 4%, 6/01/2048	125,000	101,890
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, ”2“, 5%, 6/01/2055	500,000	420,006
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, ”B-2“, 0%, 6/01/2066	1,565,000	136,852
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, ”B-1“, 3.85%, 6/01/2050	345,000	299,194
		$1,034,688
Toll Roads – 2.6%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$158,723
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	122,456
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	325,000	234,740
West Virginia Parkways Authority, Senior Lien Turnpike Toll Rev., 4%, 6/01/2042	1,250,000	1,129,985
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	895,162
		$2,541,066
58

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”AA-1“, AGM, 4.95%, 7/01/2026	$520,000	$520,198
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.5%, 7/01/2029	760,000	756,126
New Jersey Transportation Trust Fund Authority, ”AA“, 4%, 6/15/2050	1,000,000	825,668
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	220,000	230,013
New Jersey Transportation Trust Fund Authority, Transportation Program, ”BB“, 4%, 6/15/2044	1,225,000	1,040,524
		$3,372,529
Universities - Colleges – 9.7%
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2031	$720,000	$773,581
Fairmont, WV, State University Board of Governors Refunding Rev., ”A“, 5%, 6/01/2032	1,050,000	1,129,375
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 5%, 5/01/2030	860,000	937,626
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 3%, 5/01/2046	1,000,000	709,545
Marshall University, WV, Board of Governors Rev., ”A“, AGM, 4%, 5/01/2050	1,500,000	1,324,369
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	110,084
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2044	1,000,000	1,060,194
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), ”A“, 5%, 10/01/2049	1,000,000	1,049,996
West Virginia University, University Systems Rev., ”A“, NPFG, 5.25%, 4/01/2028	2,385,000	2,521,149
		$9,615,919
Utilities - Investor Owned – 2.5%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), ”A“, 3%, 6/01/2037 (Put Date 6/18/2027)	$1,000,000	$916,582
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 0.625%, 12/01/2038 (Put Date 12/15/2025)	750,000	653,794
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), ”A“, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	892,656
		$2,463,032
Utilities - Municipal Owned – 1.6%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2033	$435,000	$446,097
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	10,000	7,400
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	110,000	81,400
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	180,000	133,200
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	285,000	211,612
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	45,000	33,413
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	100,000	74,250
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2021 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	50,000	37,125
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	145,000	107,662
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2030	135,000	133,299
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	10,000	9,735
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	10,000	7,438
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	70,000	51,800
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	75,000	55,687
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	65,000	48,263
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	50,000	37,625
		$1,564,956
Water & Sewer Utility Revenue – 15.8%
Berkeley County, WV, Public Service Sewer District, ”A“, BAM, 5%, 6/01/2036	$1,700,000	$1,775,170
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2027	200,000	204,482
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2028	200,000	205,290
Fairmont, WV, Waterworks Rev., ”A“, BAM, 4%, 7/01/2029	300,000	309,134
59

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$40,000	$40,746
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	181,365
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2029	20,000	20,317
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 7/01/2035	20,000	20,209
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	135,000	135,106
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	35,000	35,647
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	40,000	40,585
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	20,000	20,343
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	50,000	50,807
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	76,874
Morgantown, WV, Combined Utility System Rev., ”A“, AGM, 5%, 12/01/2041	1,000,000	1,049,894
Morgantown, WV, Combined Utility System Rev., ”A“, BAM, 4%, 12/01/2033	400,000	402,817
Morgantown, WV, Combined Utility System Rev., ”B“, 5%, 12/01/2043	2,000,000	2,091,797
West Virginia Water Development Authority Rev. (Loan Program II), ”A“, 5%, 11/01/2026	650,000	661,586
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	1,475,000	1,543,908
West Virginia Water Development Authority Rev. (Loan Program IV), ”A-IV“, 5%, 11/01/2038	500,000	532,034
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038 (Prerefunded 6/01/2023)	3,000,000	3,035,297
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043 (Prerefunded 6/01/2023)	1,000,000	1,011,766
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2041	1,000,000	902,622
Wheeling, WV, Combined Waterworks and Sewerage System Rev., ”A“, BAM, 4%, 6/01/2051	1,500,000	1,303,146
		$15,650,942
Total Municipal Bonds (Identified Cost, $106,369,995)		$96,283,540
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$167,000	$142,129
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	95,702
Total Bonds (Identified Cost, $294,266)		$237,831
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $117,583)	$203,397	$101,699
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $801,740)	801,811	$801,891
Other Assets, Less Liabilities – 1.4%		1,345,229
Net Assets – 100.0%		$98,770,190
Portfolio Footnotes:
(a)	Non-income producing security.
(d)	In default.
60

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:
	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$958,149	$84,015,626
New York Fund	7,504,939	212,080,256
North Carolina Fund	10,286,262	444,935,793
Pennsylvania Fund	7,989,196	153,280,925
South Carolina Fund	2,025,887	214,077,543
Virginia Fund	4,938,873	330,665,160
West Virginia Fund	801,891	96,623,070
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities and percentage of net assets for each fund is as follows:
	Value	Percent of net assets
Mississippi Fund	$949,506	1.1%
New York Fund	10,006,762	4.5%
North Carolina Fund	5,566,299	1.2%
Pennsylvania Fund	2,616,951	1.6%
South Carolina Fund	4,982,113	2.3%
Virginia Fund	7,297,994	2.1%
West Virginia Fund	1,930,828	2.0%
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements
61

Financial Statements
Statements of Assets and Liabilities
At 9/30/22 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $91,649,731, $234,784,025, $492,053,091, and $170,095,954, respectively)	$84,015,626	$212,080,256	$444,935,793	$153,280,925
Investments in affiliated issuers, at value (identified cost, $958,053, $7,504,108, $10,285,152, and $7,988,364, respectively)	958,149	7,504,939	10,286,262	7,989,196
Receivables for
Investments sold	270,163	—	—	1,074,862
Fund shares sold	508	377,591	7,147,267	471,047
Interest	986,467	2,723,252	6,691,141	2,042,042
Receivable from investment adviser	—	9,107	—	8,735
Other assets	9,545	7,484	9,920	8,888
Total assets	$86,240,458	$222,702,629	$469,070,383	$164,875,695
Liabilities
Payables for
Distributions	$8,965	$70,992	$56,840	$40,766
Fund shares reacquired	136,883	310,109	2,987,319	729,373
When-issued investments purchased	982,210	—	—	—
Payable to affiliates
Investment adviser	2,030	—	10,239	—
Administrative services fee	124	235	432	188
Shareholder servicing costs	21,158	40,811	122,169	43,659
Distribution and service fees	391	2,184	5,467	648
Payable for independent Trustees' compensation	38	51	2,511	43
Accrued expenses and other liabilities	48,146	64,067	76,275	60,196
Total liabilities	$1,199,945	$488,449	$3,261,252	$874,873
Net assets	$85,040,513	$222,214,180	$465,809,131	$164,000,822
Net assets consist of
Paid-in capital	$96,358,953	$252,404,992	$527,847,347	$184,087,360
Total distributable earnings (loss)	(11,318,440)	(30,190,812)	(62,038,216)	(20,086,538)
Net assets	$85,040,513	$222,214,180	$465,809,131	$164,000,822
62

Statements of Assets and Liabilities (unaudited) – continued
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$70,998,714	$128,934,831	$311,209,651	$114,856,337
Class B	70,488	596,718	251,701	487,901
Class C	—	7,053,219	22,686,640	—
Class I	11,188,217	40,610,195	102,731,629	30,118,192
Class R6	2,783,094	45,019,217	28,929,510	18,538,392
Total net assets	$85,040,513	$222,214,180	$465,809,131	$164,000,822
Shares of beneficial interest outstanding
Class A	8,363,315	13,551,202	30,387,143	12,643,120
Class B	8,288	62,873	24,606	53,563
Class C	—	742,192	2,216,404	—
Class I	1,320,024	4,827,119	12,033,230	3,479,198
Class R6	328,357	5,352,790	3,388,520	2,141,403
Total shares of beneficial interest outstanding	10,019,984	24,536,176	48,049,903	18,317,284
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$8.49	$9.51	$10.24	$9.08
Offering price per share (100 / 95.75 x net asset value per share)	$8.87	$9.93	$10.69	$9.48
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$8.51	$9.49	$10.23	$9.11
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.50	$10.24	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.48	$8.41	$8.54	$8.66
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.48	$8.41	$8.54	$8.66
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
63

Statements of Assets and Liabilities (unaudited) – continued
At 9/30/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $239,543,052, $370,974,070, and $106,781,844, respectively)	$214,077,543	$330,665,160	$96,623,070
Investments in affiliated issuers, at value (identified cost, $2,025,765, $4,938,037, and $801,740, respectively)	2,025,887	4,938,873	801,891
Receivables for
Investments sold	136,101	—	—
Fund shares sold	16,974	9,509,105	75,822
Interest	2,994,379	4,555,370	1,425,720
Receivable from investment adviser	2,935	7,089	8,025
Other assets	8,698	7,113	9,419
Total assets	$219,262,517	$349,682,710	$98,943,947
Liabilities
Payables for
Distributions	$19,176	$63,326	$10,244
Fund shares reacquired	691,248	3,809,659	82,564
Payable to affiliates
Administrative services fee	233	334	135
Shareholder servicing costs	56,402	102,362	29,151
Distribution and service fees	2,268	3,742	1,115
Payable for independent Trustees' compensation	2,611	2,500	2,526
Accrued expenses and other liabilities	64,111	65,605	48,022
Total liabilities	$836,049	$4,047,528	$173,757
Net assets	$218,426,468	$345,635,182	$98,770,190
Net assets consist of
Paid-in capital	$253,265,057	$393,960,926	$113,023,691
Total distributable earnings (loss)	(34,838,589)	(48,325,744)	(14,253,501)
Net assets	$218,426,468	$345,635,182	$98,770,190
64

Statements of Assets and Liabilities (unaudited) – continued
	South Carolina Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$165,865,769	$239,385,296	$81,328,963
Class B	131,296	271,414	46,439
Class C	—	9,249,072	—
Class I	38,267,530	77,260,763	15,380,563
Class R6	14,161,873	19,468,637	2,014,225
Total net assets	$218,426,468	$345,635,182	$98,770,190
Shares of beneficial interest outstanding
Class A	15,782,468	24,512,001	8,434,480
Class B	12,500	27,814	4,818
Class C	—	947,329	—
Class I	4,494,458	9,102,502	1,812,333
Class R6	1,663,004	2,291,997	237,369
Total shares of beneficial interest outstanding	21,952,430	36,881,643	10,489,000
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$10.51	$9.77	$9.64
Offering price per share (100 / 95.75 x net asset value per share)	$10.98	$10.20	$10.07
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$10.50	$9.76	$9.64
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$—	$9.76	$—
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.51	$8.49	$8.49
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$8.52	$8.49	$8.49
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements
65

Financial Statements
Statements of Operations
Six months ended 9/30/22 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,410,568	$4,190,157	$7,164,642	$2,684,038
Dividends from affiliated issuers	9,308	22,846	63,981	34,249
Other	19	42	69	31
Total investment income	$1,419,895	$4,213,045	$7,228,692	$2,718,318
Expenses
Management fee	$207,272	$548,733	$1,120,481	$394,980
Distribution and service fees	96,140	223,827	537,130	155,909
Shareholder servicing costs	34,113	87,661	190,180	72,396
Administrative services fee	12,307	25,072	46,433	19,320
Independent Trustees' compensation	1,849	2,986	5,031	2,484
Custodian fee	10,901	20,116	34,469	17,279
Shareholder communications	3,473	6,127	9,553	6,273
Audit and tax fees	30,160	30,164	30,169	30,162
Legal fees	4,266	4,434	2,001	4,417
Registration fees	30,879	37,385	40,085	31,469
Miscellaneous	14,496	16,074	18,178	15,191
Total expenses	$445,856	$1,002,579	$2,033,710	$749,880
Fees paid indirectly	(17)	(29)	(63)	(66)
Reduction of expenses by investment adviser and distributor	(64,109)	(90,005)	(40,079)	(175,877)
Net expenses	$381,730	$912,545	$1,993,568	$573,937
Net investment income (loss)	$1,038,165	$3,300,500	$5,235,124	$2,144,381
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(841,051)	$(4,302,382)	$(3,756,128)	$(1,264,602)
Affiliated issuers	173	(978)	(1,158)	(373)
Net realized gain (loss)	$(840,878)	$(4,303,360)	$(3,757,286)	$(1,264,975)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(7,689,341)	$(22,046,512)	$(42,488,123)	$(16,304,822)
Affiliated issuers	96	831	1,053	831
Net unrealized gain (loss)	$(7,689,245)	$(22,045,681)	$(42,487,070)	$(16,303,991)
Net realized and unrealized gain (loss)	$(8,530,123)	$(26,349,041)	$(46,244,356)	$(17,568,966)
Change in net assets from operations	$(7,491,958)	$(23,048,541)	$(41,009,232)	$(15,424,585)
See Notes to Financial Statements
66

Statements of Operations (unaudited) – continued
Six months ended 9/30/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,493,128	$5,917,003	$1,672,708
Dividends from affiliated issuers	29,627	54,126	13,449
Other	43	50	23
Total investment income	$3,522,798	$5,971,179	$1,686,180
Expenses
Management fee	$565,573	$822,426	$240,035
Distribution and service fees	235,100	365,295	111,184
Shareholder servicing costs	90,576	154,767	47,930
Administrative services fee	25,709	35,296	13,533
Independent Trustees' compensation	3,221	3,978	2,066
Custodian fee	21,829	24,438	9,697
Shareholder communications	5,858	7,595	3,751
Audit and tax fees	30,164	30,166	30,160
Legal fees	3,763	1,796	1,038
Registration fees	31,999	38,134	32,104
Miscellaneous	16,141	16,958	14,448
Total expenses	$1,029,933	$1,500,849	$505,946
Fees paid indirectly	(170)	(44)	(16)
Reduction of expenses by investment adviser and distributor	(58,521)	(121,075)	(64,690)
Net expenses	$971,242	$1,379,730	$441,240
Net investment income (loss)	$2,551,556	$4,591,449	$1,244,940
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,108,774)	$(1,310,038)	$(517,352)
Affiliated issuers	(61)	(243)	(113)
Net realized gain (loss)	$(4,108,835)	$(1,310,281)	$(517,465)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(20,120,846)	$(33,757,202)	$(9,651,928)
Affiliated issuers	122	803	151
Net unrealized gain (loss)	$(20,120,724)	$(33,756,399)	$(9,651,777)
Net realized and unrealized gain (loss)	$(24,229,559)	$(35,066,680)	$(10,169,242)
Change in net assets from operations	$(21,678,003)	$(30,475,231)	$(8,924,302)
See Notes to Financial Statements
67

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 9/30/22 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$1,038,165	$3,300,500	$5,235,124	$2,144,381
Net realized gain (loss)	(840,878)	(4,303,360)	(3,757,286)	(1,264,975)
Net unrealized gain (loss)	(7,689,245)	(22,045,681)	(42,487,070)	(16,303,991)
Change in net assets from operations	$(7,491,958)	$(23,048,541)	$(41,009,232)	$(15,424,585)
Total distributions to shareholders	$(1,115,184)	$(3,429,624)	$(5,499,331)	$(2,233,654)
Change in net assets from fund share transactions	$(4,522,118)	$(10,837,464)	$(29,426,254)	$(9,472,662)
Total change in net assets	$(13,129,260)	$(37,315,629)	$(75,934,817)	$(27,130,901)
Net assets
At beginning of period	98,169,773	259,529,809	541,743,948	191,131,723
At end of period	$85,040,513	$222,214,180	$465,809,131	$164,000,822
Six months ended 9/30/22 (unaudited)	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$2,551,556	$4,591,449	$1,244,940
Net realized gain (loss)	(4,108,835)	(1,310,281)	(517,465)
Net unrealized gain (loss)	(20,120,724)	(33,756,399)	(9,651,777)
Change in net assets from operations	$(21,678,003)	$(30,475,231)	$(8,924,302)
Total distributions to shareholders	$(2,678,204)	$(4,687,464)	$(1,337,617)
Change in net assets from fund share transactions	$(36,989,333)	$6,986,904	$(3,088,992)
Total change in net assets	$(61,345,540)	$(28,175,791)	$(13,350,911)
Net assets
At beginning of period	279,772,008	373,810,973	112,121,101
At end of period	$218,426,468	$345,635,182	$98,770,190
See Notes to Financial Statements
68

Statements of Changes in Net Assets – continued
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets
From operations
Net investment income (loss)	$2,114,960	$6,242,652	$9,921,468	$4,044,418
Net realized gain (loss)	49,320	21,533	606,215	118,242
Net unrealized gain (loss)	(6,329,056)	(18,097,022)	(32,562,449)	(10,948,813)
Change in net assets from operations	$(4,164,776)	$(11,832,837)	$(22,034,766)	$(6,786,153)
Total distributions to shareholders	$(2,109,097)	$(6,174,943)	$(9,714,351)	$(3,972,270)
Change in net assets from fund share transactions	$(4,613,010)	$(7,256,169)	$29,972,562	$15,380,911
Total change in net assets	$(10,886,883)	$(25,263,949)	$(1,776,555)	$4,622,488
Net assets
At beginning of period	109,056,656	284,793,758	543,520,503	186,509,235
At end of period	$98,169,773	$259,529,809	$541,743,948	$191,131,723
Year ended 3/31/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Change in net assets
From operations
Net investment income (loss)	$4,965,977	$8,720,619	$2,480,287
Net realized gain (loss)	235,431	762,330	424,167
Net unrealized gain (loss)	(17,655,390)	(24,058,558)	(6,225,546)
Change in net assets from operations	$(12,453,982)	$(14,575,609)	$(3,321,092)
Total distributions to shareholders	$(4,899,233)	$(8,403,189)	$(2,484,284)
Change in net assets from fund share transactions	$6,335,908	$13,421,250	$3,561,574
Total change in net assets	$(11,017,307)	$(9,557,548)	$(2,243,802)
Net assets
At beginning of period	290,789,315	383,368,521	114,364,903
At end of period	$279,772,008	$373,810,973	$112,121,101
See Notes to Financial Statements
69

Financial Statements
Financial Highlights
MFS MISSISSIPPI MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.33	$9.90	$9.63	$9.64	$9.53	$9.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.23	$0.28	$0.34	$0.31
Net realized and unrealized gain (loss)	(0.83)	(0.57)	0.27	(0.01)	0.08	(0.11)
Total from investment operations	$(0.73)	$(0.38)	$0.50	$0.27	$0.42	$0.20
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.23)	$(0.28)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$8.49	$9.33	$9.90	$9.63	$9.64	$9.53
Total return (%) (r)(s)(t)(x)	(7.89)(n)	(3.95)	5.20	2.80	4.47	2.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	0.97	0.97	0.98	1.00	1.00
Expenses after expense reductions (f)	0.85(a)	0.80	0.81	0.82	0.83	0.83
Net investment income (loss)	2.24(a)	1.90	2.33	2.88	3.53	3.21
Portfolio turnover	11(n)	13	20	30	16	11
Net assets at end of period (000 omitted)	$70,999	$81,093	$92,395	$86,335	$79,190	$82,526
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.35	$9.92	$9.64	$9.65	$9.54	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.18	$0.22	$0.27	$0.25
Net realized and unrealized gain (loss)	(0.83)	(0.57)	0.26	(0.01)	0.09	(0.11)
Total from investment operations	$(0.76)	$(0.45)	$0.44	$0.21	$0.36	$0.14
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.12)	$(0.16)	$(0.22)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$8.51	$9.35	$9.92	$9.64	$9.65	$9.54
Total return (%) (r)(s)(t)(x)	(8.17)(n)	(4.56)	4.63	2.14	3.79	1.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76(a)	1.72	1.72	1.73	1.75	1.75
Expenses after expense reductions (f)	1.50(a)	1.45	1.46	1.47	1.49	1.50
Net investment income (loss)	1.59(a)	1.26	1.79	2.24	2.87	2.55
Portfolio turnover	11(n)	13	20	30	16	11
Net assets at end of period (000 omitted)	$70	$90	$115	$626	$659	$1,007
See Notes to Financial Statements
70

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.31	$9.89	$9.61	$9.63	$9.51	$9.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.24	$0.29	$0.34	$0.32
Net realized and unrealized gain (loss)	(0.83)	(0.58)	0.28	(0.02)	0.09	(0.11)
Total from investment operations	$(0.72)	$(0.38)	$0.52	$0.27	$0.43	$0.21
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.24)	$(0.29)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$8.48	$9.31	$9.89	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	(7.76)(n)	(3.96)	5.41	2.79	4.67	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.72	0.72	0.72	0.75	0.74
Expenses after expense reductions (f)	0.75(a)	0.70	0.70	0.71	0.74	0.74
Net investment income (loss)	2.33(a)	2.00	2.42	2.96	3.63	3.29
Portfolio turnover	11(n)	13	20	30	16	11
Net assets at end of period (000 omitted)	$11,188	$13,661	$13,878	$11,374	$8,672	$6,540
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.31	$9.89	$9.61	$9.63	$9.51	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.24	$0.29	$0.35	$0.21
Net realized and unrealized gain (loss)	(0.82)	(0.58)	0.28	(0.01)	0.09	(0.24)
Total from investment operations	$(0.71)	$(0.38)	$0.52	$0.28	$0.44	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.24)	$(0.30)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$8.48	$9.31	$9.89	$9.61	$9.63	$9.51
Total return (%) (r)(s)(t)(x)	(7.73)(n)	(3.90)	5.48	2.85	4.74	(0.36)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.65	0.65	0.66	0.68	0.71(a)
Expenses after expense reductions (f)	0.68(a)	0.64	0.64	0.65	0.67	0.70(a)
Net investment income (loss)	2.40(a)	2.06	2.47	2.95	3.71	3.33(a)
Portfolio turnover	11(n)	13	20	30	16	11
Net assets at end of period (000 omitted)	$2,783	$3,327	$2,668	$2,384	$867	$560

See Notes to Financial Statements
71

Financial Highlights − continued
MFS MISSISSIPPI MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
72

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.62	$11.33	$10.93	$11.00	$10.87	$10.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.29	$0.31	$0.40	$0.40
Net realized and unrealized gain (loss)	(1.10)	(0.71)	0.39	(0.08)	0.11	(0.08)
Total from investment operations	$(0.97)	$(0.47)	$0.68	$0.23	$0.51	$0.32
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.28)	$(0.30)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$9.51	$10.62	$11.33	$10.93	$11.00	$10.87
Total return (%) (r)(s)(t)(x)	(9.21)(n)	(4.30)	6.32	2.08	4.82	2.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.88	0.87	0.88	0.89	0.89
Expenses after expense reductions (f)	0.83(a)	0.83	0.84	0.86	0.88	0.88
Net investment income (loss)	2.63(a)	2.09	2.57	2.73	3.75	3.60
Portfolio turnover	15(n)	19	45	25	17	23
Net assets at end of period (000 omitted)	$128,935	$153,525	$170,723	$174,514	$154,803	$143,689
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.60	$11.31	$10.90	$10.97	$10.84	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.20	$0.22	$0.32	$0.32
Net realized and unrealized gain (loss)	(1.11)	(0.71)	0.41	(0.07)	0.11	(0.09)
Total from investment operations	$(1.01)	$(0.56)	$0.61	$0.15	$0.43	$0.23
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.20)	$(0.22)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$9.49	$10.60	$11.31	$10.90	$10.97	$10.84
Total return (%) (r)(s)(t)(x)	(9.57)(n)	(5.02)	5.63	1.32	4.05	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.63	1.62	1.63	1.64	1.64
Expenses after expense reductions (f)	1.58(a)	1.58	1.60	1.62	1.63	1.64
Net investment income (loss)	1.88(a)	1.35	1.85	2.00	3.01	2.87
Portfolio turnover	15(n)	19	45	25	17	23
Net assets at end of period (000 omitted)	$597	$725	$1,063	$2,193	$2,876	$3,980
See Notes to Financial Statements
73

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.61	$11.32	$10.91	$10.98	$10.86	$10.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15	$0.20	$0.22	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.11)	(0.71)	0.41	(0.07)	0.10	(0.08)
Total from investment operations	$(1.01)	$(0.56)	$0.61	$0.15	$0.42	$0.23
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.20)	$(0.22)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$9.50	$10.61	$11.32	$10.91	$10.98	$10.86
Total return (%) (r)(s)(t)(x)	(9.56)(n)	(5.02)	5.63	1.32	3.95	2.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.63	1.62	1.63	1.64	1.64
Expenses after expense reductions (f)	1.58(a)	1.58	1.59	1.62	1.63	1.64
Net investment income (loss)	1.87(a)	1.34	1.83	1.98	2.99	2.85
Portfolio turnover	15(n)	19	45	25	17	23
Net assets at end of period (000 omitted)	$7,053	$9,646	$12,260	$15,471	$16,953	$22,932
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.39	$10.02	$9.66	$9.73	$9.61	$9.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.28	$0.30	$0.38	$0.38
Net realized and unrealized gain (loss)	(0.98)	(0.64)	0.35	(0.08)	0.10	(0.08)
Total from investment operations	$(0.85)	$(0.40)	$0.63	$0.22	$0.48	$0.30
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.27)	$(0.29)	$(0.36)	$(0.36)
Net asset value, end of period (x)	$8.41	$9.39	$10.02	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	(9.08)(n)	(4.08)	6.65	2.25	5.13	3.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.62	0.62	0.63	0.64	0.64
Expenses after expense reductions (f)	0.58(a)	0.58	0.59	0.62	0.63	0.64
Net investment income (loss)	2.88(a)	2.32	2.81	2.97	3.99	3.84
Portfolio turnover	15(n)	19	45	25	17	23
Net assets at end of period (000 omitted)	$40,610	$44,708	$95,882	$83,586	$68,415	$57,349
See Notes to Financial Statements
74

Financial Highlights − continued
MFS NEW YORK MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.39	$10.02	$9.66	$9.73	$9.61	$9.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.25	$0.28	$0.30	$0.39	$0.24
Net realized and unrealized gain (loss)	(0.97)	(0.64)	0.36	(0.07)	0.10	(0.23)
Total from investment operations	$(0.84)	$(0.39)	$0.64	$0.23	$0.49	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.28)	$(0.30)	$(0.37)	$(0.23)
Net asset value, end of period (x)	$8.41	$9.39	$10.02	$9.66	$9.73	$9.61
Total return (%) (r)(s)(t)(x)	(9.05)(n)	(4.02)	6.72	2.31	5.19	0.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58(a)	0.57	0.56	0.56	0.57	0.60(a)
Expenses after expense reductions (f)	0.50(a)	0.51	0.53	0.55	0.57	0.59(a)
Net investment income (loss)	2.96(a)	2.51	2.86	3.01	4.04	3.80(a)
Portfolio turnover	15(n)	19	45	25	17	23
Net assets at end of period (000 omitted)	$45,019	$50,925	$4,866	$3,092	$1,914	$1,293
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
75

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.25	$11.91	$11.45	$11.59	$11.48	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.21	$0.27	$0.32	$0.40	$0.40
Net realized and unrealized gain (loss)	(1.00)	(0.67)	0.46	(0.13)	0.07	(0.14)
Total from investment operations	$(0.89)	$(0.46)	$0.73	$0.19	$0.47	$0.26
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.20)	$(0.27)	$(0.33)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$10.24	$11.25	$11.91	$11.45	$11.59	$11.48
Total return (%) (r)(s)(t)(x)	(7.98)(n)	(3.91)	6.42	1.55	4.23	2.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.84	0.84	0.85	0.86	0.87
Expenses after expense reductions (f)	0.84(a)	0.83	0.83	0.83	0.85	0.86
Net investment income (loss)	2.06(a)	1.74	2.29	2.72	3.53	3.39
Portfolio turnover	13(n)	16	25	28	19	12
Net assets at end of period (000 omitted)	$311,210	$354,752	$359,286	$326,916	$295,515	$283,545
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.24	$11.90	$11.44	$11.57	$11.46	$11.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.19	$0.24	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.00)	(0.67)	0.45	(0.13)	0.07	(0.14)
Total from investment operations	$(0.93)	$(0.55)	$0.64	$0.11	$0.39	$0.17
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.11)	$(0.18)	$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$10.23	$11.24	$11.90	$11.44	$11.57	$11.46
Total return (%) (r)(s)(t)(x)	(8.33)(n)	(4.63)	5.64	0.88	3.46	1.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.59	1.59	1.61	1.62	1.62
Expenses after expense reductions (f)	1.59(a)	1.58	1.58	1.59	1.61	1.62
Net investment income (loss)	1.32(a)	0.99	1.60	2.01	2.78	2.65
Portfolio turnover	13(n)	16	25	28	19	12
Net assets at end of period (000 omitted)	$252	$323	$416	$788	$1,299	$2,288
See Notes to Financial Statements
76

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.25	$11.91	$11.45	$11.58	$11.47	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.18	$0.23	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.00)	(0.67)	0.46	(0.12)	0.07	(0.14)
Total from investment operations	$(0.93)	$(0.55)	$0.64	$0.11	$0.39	$0.17
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.11)	$(0.18)	$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$10.24	$11.25	$11.91	$11.45	$11.58	$11.47
Total return (%) (r)(s)(t)(x)	(8.32)(n)	(4.63)	5.63	0.88	3.45	1.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61(a)	1.59	1.59	1.61	1.62	1.62
Expenses after expense reductions (f)	1.59(a)	1.58	1.58	1.59	1.61	1.62
Net investment income (loss)	1.32(a)	0.99	1.56	1.96	2.78	2.64
Portfolio turnover	13(n)	16	25	28	19	12
Net assets at end of period (000 omitted)	$22,687	$28,828	$35,315	$45,135	$38,639	$53,117
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.38	$9.93	$9.55	$9.66	$9.57	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.25	$0.29	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.84)	(0.56)	0.38	(0.10)	0.06	(0.10)
Total from investment operations	$(0.73)	$(0.36)	$0.63	$0.19	$0.42	$0.25
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.19)	$(0.25)	$(0.30)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$8.54	$9.38	$9.93	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	(7.84)(n)	(3.67)	6.64	1.87	4.46	2.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.59	0.59	0.60	0.61	0.62
Expenses after expense reductions (f)	0.59(a)	0.58	0.58	0.59	0.60	0.61
Net investment income (loss)	2.32(a)	1.99	2.52	2.95	3.77	3.62
Portfolio turnover	13(n)	16	25	28	19	12
Net assets at end of period (000 omitted)	$102,732	$116,857	$113,800	$83,861	$58,802	$45,147
See Notes to Financial Statements
77

Financial Highlights − continued
MFS NORTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.38	$9.93	$9.55	$9.66	$9.57	$9.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.25	$0.30	$0.37	$0.23
Net realized and unrealized gain (loss)	(0.84)	(0.55)	0.38	(0.11)	0.05	(0.22)
Total from investment operations	$(0.73)	$(0.35)	$0.63	$0.19	$0.42	$0.01
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.20)	$(0.25)	$(0.30)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$8.54	$9.38	$9.93	$9.55	$9.66	$9.57
Total return (%) (r)(s)(t)(x)	(7.80)(n)	(3.60)	6.71	1.94	4.54	0.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.52	0.52	0.53	0.54	0.55(a)
Expenses after expense reductions (f)	0.51(a)	0.51	0.51	0.52	0.53	0.55(a)
Net investment income (loss)	2.39(a)	2.05	2.59	3.01	3.85	3.64(a)
Portfolio turnover	13(n)	16	25	28	19	12
Net assets at end of period (000 omitted)	$28,930	$40,985	$34,703	$24,040	$16,161	$13,198
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
78

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.05	$10.60	$10.24	$10.26	$10.15	$10.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.27	$0.33	$0.40	$0.40
Net realized and unrealized gain (loss)	(0.97)	(0.55)	0.36	(0.02)	0.07	(0.07)
Total from investment operations	$(0.85)	$(0.34)	$0.63	$0.31	$0.47	$0.33
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.27)	$(0.33)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$9.08	$10.05	$10.60	$10.24	$10.26	$10.15
Total return (%) (r)(s)(t)(x)	(8.50)(n)	(3.29)	6.21	2.97	4.73	3.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.91	0.92	0.94	0.96	0.97
Expenses after expense reductions (f)	0.69(a)	0.71	0.76	0.78	0.80	0.81
Net investment income (loss)	2.41(a)	2.02	2.55	3.13	3.91	3.90
Portfolio turnover	9(n)	19	28	17	16	16
Net assets at end of period (000 omitted)	$114,856	$132,466	$137,727	$117,575	$105,777	$99,319
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.07	$10.62	$10.27	$10.29	$10.18	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.19	$0.25	$0.32	$0.32
Net realized and unrealized gain (loss)	(0.95)	(0.56)	0.35	(0.02)	0.07	(0.05)
Total from investment operations	$(0.87)	$(0.42)	$0.54	$0.23	$0.39	$0.27
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.19)	$(0.25)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$9.11	$10.07	$10.62	$10.27	$10.29	$10.18
Total return (%) (r)(s)(t)(x)	(8.72)(n)	(4.00)	5.32	2.21	3.95	2.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69(a)	1.66	1.67	1.69	1.71	1.72
Expenses after expense reductions (f)	1.44(a)	1.46	1.51	1.53	1.55	1.56
Net investment income (loss)	1.66(a)	1.27	1.86	2.40	3.15	3.15
Portfolio turnover	9(n)	19	28	17	16	16
Net assets at end of period (000 omitted)	$488	$577	$851	$1,507	$2,373	$3,462
See Notes to Financial Statements
79

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.57	$10.09	$9.76	$9.78	$9.67	$9.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.26	$0.32	$0.38	$0.39
Net realized and unrealized gain (loss)	(0.91)	(0.52)	0.34	(0.02)	0.08	(0.07)
Total from investment operations	$(0.79)	$(0.31)	$0.60	$0.30	$0.46	$0.32
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.21)	$(0.27)	$(0.32)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$8.66	$9.57	$10.09	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	(8.31)(n)	(3.16)	6.18	3.06	4.88	3.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.66	0.67	0.69	0.71	0.71
Expenses after expense reductions (f)	0.59(a)	0.61	0.66	0.68	0.70	0.71
Net investment income (loss)	2.50(a)	2.11	2.64	3.21	4.00	3.99
Portfolio turnover	9(n)	19	28	17	16	16
Net assets at end of period (000 omitted)	$30,118	$37,530	$32,103	$26,064	$20,253	$20,579
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.58	$10.10	$9.76	$9.78	$9.67	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.27	$0.33	$0.40	$0.26
Net realized and unrealized gain (loss)	(0.92)	(0.52)	0.34	(0.02)	0.07	(0.18)
Total from investment operations	$(0.80)	$(0.30)	$0.61	$0.31	$0.47	$0.08
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.27)	$(0.33)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$8.66	$9.58	$10.10	$9.76	$9.78	$9.67
Total return (%) (r)(s)(t)(x)	(8.37)(n)	(3.09)	6.35	3.13	4.94	0.78(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.59	0.60	0.61	0.64	0.67(a)
Expenses after expense reductions (f)	0.51(a)	0.54	0.59	0.60	0.63	0.66(a)
Net investment income (loss)	2.58(a)	2.18	2.71	3.28	4.13	4.02(a)
Portfolio turnover	9(n)	19	28	17	16	16
Net assets at end of period (000 omitted)	$18,538	$20,559	$15,830	$13,031	$10,736	$1,205

See Notes to Financial Statements
80

Financial Highlights − continued
MFS PENNSYLVANIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
81

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.61	$12.30	$11.94	$11.97	$11.83	$11.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.19	$0.25	$0.33	$0.41	$0.38
Net realized and unrealized gain (loss)	(1.09)	(0.69)	0.36	(0.04)	0.10	(0.09)
Total from investment operations	$(0.98)	$(0.50)	$0.61	$0.29	$0.51	$0.29
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.19)	$(0.25)	$(0.32)	$(0.37)	$(0.37)
Net asset value, end of period (x)	$10.51	$11.61	$12.30	$11.94	$11.97	$11.83
Total return (%) (r)(s)(t)(x)	(8.52)(n)	(4.15)	5.18	2.44	4.39	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.86	0.87	0.88	0.90	0.91
Expenses after expense reductions (f)	0.84(a)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	1.97(a)	1.55	2.08	2.68	3.49	3.20
Portfolio turnover	13(n)	22	23	22	14	15
Net assets at end of period (000 omitted)	$165,866	$204,883	$222,730	$192,059	$156,427	$159,257
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$11.60	$12.30	$11.93	$11.97	$11.82	$11.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.18	$0.24	$0.32	$0.29
Net realized and unrealized gain (loss)	(1.10)	(0.70)	0.35	(0.05)	0.11	(0.09)
Total from investment operations	$(1.03)	$(0.60)	$0.53	$0.19	$0.43	$0.20
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.10)	$(0.16)	$(0.23)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$10.50	$11.60	$12.30	$11.93	$11.97	$11.82
Total return (%) (r)(s)(t)(x)	(8.88)(n)	(4.95)	4.50	1.59	3.70	1.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.61	1.62	1.64	1.65	1.66
Expenses after expense reductions (f)	1.59(a)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	1.22(a)	0.81	1.48	1.96	2.74	2.46
Portfolio turnover	13(n)	22	23	22	14	15
Net assets at end of period (000 omitted)	$131	$146	$280	$1,200	$1,955	$2,718
See Notes to Financial Statements
82

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.40	$9.97	$9.67	$9.70	$9.58	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.18	$0.23	$0.29	$0.36	$0.33
Net realized and unrealized gain (loss)	(0.89)	(0.57)	0.30	(0.03)	0.08	(0.08)
Total from investment operations	$(0.79)	$(0.39)	$0.53	$0.26	$0.44	$0.25
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.23)	$(0.29)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$8.51	$9.40	$9.97	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	(8.40)(n)	(4.02)	5.53	2.63	4.71	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.61	0.62	0.63	0.65	0.66
Expenses after expense reductions (f)	0.59(a)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	2.20(a)	1.80	2.31	2.92	3.74	3.44
Portfolio turnover	13(n)	22	23	22	14	15
Net assets at end of period (000 omitted)	$38,268	$56,292	$53,171	$35,189	$28,182	$21,954
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.41	$9.97	$9.67	$9.70	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.19	$0.23	$0.29	$0.36	$0.23
Net realized and unrealized gain (loss)	(0.88)	(0.57)	0.31	(0.03)	0.09	(0.22)
Total from investment operations	$(0.78)	$(0.38)	$0.54	$0.26	$0.45	$0.01
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.24)	$(0.29)	$(0.33)	$(0.22)
Net asset value, end of period (x)	$8.52	$9.41	$9.97	$9.67	$9.70	$9.58
Total return (%) (r)(s)(t)(x)	(8.36)(n)	(3.86)	5.59	2.68	4.77	0.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.55	0.55	0.57	0.58	0.60(a)
Expenses after expense reductions (f)	0.52(a)	0.53	0.53	0.53	0.52	0.52(a)
Net investment income (loss)	2.29(a)	1.86	2.36	2.95	3.81	3.53(a)
Portfolio turnover	13(n)	22	23	22	14	15
Net assets at end of period (000 omitted)	$14,162	$18,450	$14,608	$8,892	$4,341	$2,605

See Notes to Financial Statements
83

Financial Highlights − continued
MFS SOUTH CAROLINA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
84

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.77	$11.42	$11.07	$11.14	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.29	$0.33	$0.37	$0.38
Net realized and unrealized gain (loss)	(1.00)	(0.65)	0.36	(0.08)	0.13	(0.14)
Total from investment operations	$(0.87)	$(0.41)	$0.65	$0.25	$0.50	$0.24
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.30)	$(0.32)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$9.77	$10.77	$11.42	$11.07	$11.14	$10.98
Total return (%) (r)(s)(t)(x)	(8.13)(n)	(3.72)	5.94	2.22	4.67	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88(a)	0.87	0.88	0.91	0.92	0.92
Expenses after expense reductions (f)	0.81(a)	0.81	0.82	0.84	0.84	0.83
Net investment income (loss)	2.46(a)	2.14	2.57	2.88	3.37	3.36
Portfolio turnover	11(n)	23	21	24	15	15
Net assets at end of period (000 omitted)	$239,385	$246,986	$251,971	$235,639	$226,366	$221,291
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.81	0.81	0.81	0.81	0.81
See Notes to Financial Statements
85

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.76	$11.41	$11.06	$11.13	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.21	$0.24	$0.29	$0.29
Net realized and unrealized gain (loss)	(1.00)	(0.66)	0.36	(0.07)	0.12	(0.14)
Total from investment operations	$(0.91)	$(0.50)	$0.57	$0.17	$0.41	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.15)	$(0.22)	$(0.24)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$9.76	$10.76	$11.41	$11.06	$11.13	$10.98
Total return (%) (r)(s)(t)(x)	(8.48)(n)	(4.45)	5.16	1.46	3.80	1.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.62	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.56(a)	1.56	1.57	1.59	1.60	1.59
Net investment income (loss)	1.72(a)	1.39	1.82	2.14	2.62	2.61
Portfolio turnover	11(n)	23	21	24	15	15
Net assets at end of period (000 omitted)	$271	$387	$436	$581	$755	$914
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.56	1.56	1.56	1.56	1.56
See Notes to Financial Statements
86

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class C	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.77	$11.42	$11.06	$11.14	$10.98	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.16	$0.21	$0.24	$0.29	$0.29
Net realized and unrealized gain (loss)	(1.01)	(0.66)	0.37	(0.08)	0.13	(0.14)
Total from investment operations	$(0.92)	$(0.50)	$0.58	$0.16	$0.42	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.15)	$(0.22)	$(0.24)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$9.76	$10.77	$11.42	$11.06	$11.14	$10.98
Total return (%) (r)(s)(t)(x)	(8.57)(n)	(4.44)	5.25	1.36	3.89	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63(a)	1.62	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.56(a)	1.56	1.57	1.59	1.60	1.59
Net investment income (loss)	1.71(a)	1.39	1.82	2.13	2.62	2.61
Portfolio turnover	11(n)	23	21	24	15	15
Net assets at end of period (000 omitted)	$9,249	$11,754	$14,348	$16,736	$17,665	$24,116
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	1.56	1.56	1.56	1.56	1.56
See Notes to Financial Statements
87

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.36	$9.93	$9.62	$9.68	$9.55	$9.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.24	$0.28	$0.31	$0.34	$0.35
Net realized and unrealized gain (loss)	(0.87)	(0.58)	0.32	(0.07)	0.11	(0.12)
Total from investment operations	$(0.75)	$(0.34)	$0.60	$0.24	$0.45	$0.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.29)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.49	$9.36	$9.93	$9.62	$9.68	$9.55
Total return (%) (r)(s)(t)(x)	(8.03)(n)	(3.53)	6.26	2.47	4.82	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63(a)	0.62	0.63	0.66	0.67	0.67
Expenses after expense reductions (f)	0.56(a)	0.56	0.57	0.59	0.60	0.59
Net investment income (loss)	2.70(a)	2.39	2.80	3.12	3.61	3.60
Portfolio turnover	11(n)	23	21	24	15	15
Net assets at end of period (000 omitted)	$77,261	$88,808	$94,495	$71,807	$57,139	$43,832
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.56	0.56	0.56	0.56	0.56
See Notes to Financial Statements
88

Financial Highlights − continued
MFS VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.37	$9.93	$9.63	$9.69	$9.55	$9.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.28	$0.31	$0.35	$0.23
Net realized and unrealized gain (loss)	(0.88)	(0.56)	0.31	(0.06)	0.12	(0.22)
Total from investment operations	$(0.75)	$(0.32)	$0.59	$0.25	$0.47	$0.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.29)	$(0.31)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$8.49	$9.37	$9.93	$9.63	$9.69	$9.55
Total return (%) (r)(s)(t)(x)	(8.08)(n)	(3.35)	6.23	2.55	5.01	0.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.54	0.55	0.58	0.59	0.60(a)
Expenses after expense reductions (f)	0.48(a)	0.48	0.50	0.51	0.51	0.51(a)
Net investment income (loss)	2.79(a)	2.46	2.87	3.20	3.69	3.61(a)
Portfolio turnover	11(n)	23	21	24	15	15
Net assets at end of period (000 omitted)	$19,469	$25,876	$22,118	$14,286	$10,153	$6,196
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A	0.48	0.48	0.48	0.48	0.48(a)
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
89

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.64	$11.19	$10.95	$10.98	$10.89	$11.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.28	$0.33	$0.38	$0.37
Net realized and unrealized gain (loss)	(0.99)	(0.55)	0.24	(0.03)	0.06	(0.13)
Total from investment operations	$(0.87)	$(0.32)	$0.52	$0.30	$0.44	$0.24
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.28)	$(0.33)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$9.64	$10.64	$11.19	$10.95	$10.98	$10.89
Total return (%) (r)(s)(t)(x)	(8.26)(n)	(2.90)	4.81	2.75	4.09	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	0.97	0.97	0.98	0.98	0.97
Expenses after expense reductions (f)	0.87(a)	0.87	0.87	0.86	0.86	0.86
Net investment income (loss)	2.29(a)	2.09	2.51	3.00	3.53	3.34
Portfolio turnover	9(n)	21	23	19	17	11
Net assets at end of period (000 omitted)	$81,329	$94,024	$99,380	$98,950	$98,510	$101,013
	Six months ended	Year ended
Class B	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$10.63	$11.18	$10.95	$10.98	$10.88	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.20	$0.25	$0.30	$0.29
Net realized and unrealized gain (loss)	(0.98)	(0.55)	0.23	(0.03)	0.06	(0.14)
Total from investment operations	$(0.90)	$(0.40)	$0.43	$0.22	$0.36	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.15)	$(0.20)	$(0.25)	$(0.26)	$(0.27)
Net asset value, end of period (x)	$9.64	$10.63	$11.18	$10.95	$10.98	$10.88
Total return (%) (r)(s)(t)(x)	(8.52)(n)	(3.63)	3.93	1.98	3.40	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74(a)	1.72	1.72	1.73	1.73	1.72
Expenses after expense reductions (f)	1.62(a)	1.62	1.62	1.62	1.62	1.62
Net investment income (loss)	1.54(a)	1.35	1.78	2.28	2.77	2.58
Portfolio turnover	9(n)	21	23	19	17	11
Net assets at end of period (000 omitted)	$46	$54	$109	$155	$494	$613
See Notes to Financial Statements
90

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
	Six months ended	Year ended
Class I	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$9.36	$9.84	$9.64	$9.67	$9.58	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.27	$0.32	$0.36	$0.35
Net realized and unrealized gain (loss)	(0.86)	(0.48)	0.20	(0.03)	0.06	(0.12)
Total from investment operations	$(0.75)	$(0.25)	$0.47	$0.29	$0.42	$0.23
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.23)	$(0.27)	$(0.32)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$8.49	$9.36	$9.84	$9.64	$9.67	$9.58
Total return (%) (r)(s)(t)(x)	(8.05)(n)	(2.63)	4.94	2.95	4.44	2.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.72	0.72	0.73	0.73	0.72
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62	0.62	0.62
Net investment income (loss)	2.54(a)	2.32	2.73	3.23	3.75	3.58
Portfolio turnover	9(n)	21	23	19	17	11
Net assets at end of period (000 omitted)	$15,381	$16,290	$14,052	$7,545	$6,248	$7,038
	Six months ended	Year ended
Class R6	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$9.36	$9.84	$9.63	$9.66	$9.58	$9.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.28	$0.32	$0.37	$0.24
Net realized and unrealized gain (loss)	(0.86)	(0.47)	0.21	(0.03)	0.04	(0.22)
Total from investment operations	$(0.74)	$(0.24)	$0.49	$0.29	$0.41	$0.02
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.28)	$(0.32)	$(0.33)	$(0.23)
Net asset value, end of period (x)	$8.49	$9.36	$9.84	$9.63	$9.66	$9.58
Total return (%) (r)(s)(t)(x)	(8.01)(n)	(2.56)	5.13	3.02	4.42	0.18(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.64	0.64	0.64	0.64	0.65(a)
Expenses after expense reductions (f)	0.54(a)	0.54	0.54	0.54	0.53	0.54(a)
Net investment income (loss)	2.62(a)	2.38	2.83	3.27	3.87	3.67(a)
Portfolio turnover	9(n)	21	23	19	17	11
Net assets at end of period (000 omitted)	$2,014	$1,754	$824	$715	$246	$130

See Notes to Financial Statements
91

Financial Highlights − continued
MFS WEST VIRGINIA MUNICIPAL BOND FUND − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
92

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each fund is a diversified series with the exception of Mississippi Fund and West Virginia Fund which are non-diversified.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region or state where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the funds and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.
Balance Sheet Offsetting — Each fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under each fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
93

Notes to Financial Statements (unaudited) - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$83,806,827	$—	$83,806,827
U.S. Corporate Bonds	—	208,799	—	208,799
Mutual Funds	958,149	—	—	958,149
Total	$958,149	$84,015,626	$—	$84,973,775
New York Fund
Financial Instruments
Municipal Bonds	$—	$211,487,807	$—	$211,487,807
U.S. Corporate Bonds	—	592,449	—	592,449
Mutual Funds	7,504,939	—	—	7,504,939
Total	$7,504,939	$212,080,256	$—	$219,585,195
North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$443,860,118	$—	$443,860,118
U.S. Corporate Bonds	—	1,075,675	—	1,075,675
Mutual Funds	10,286,262	—	—	10,286,262
Total	$10,286,262	$444,935,793	$—	$455,222,055
Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$152,931,508	$—	$152,931,508
U.S. Corporate Bonds	—	349,417	—	349,417
Mutual Funds	7,989,196	—	—	7,989,196
Total	$7,989,196	$153,280,925	$—	$161,270,121
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$213,528,689	$—	$213,528,689
U.S. Corporate Bonds	—	548,854	—	548,854
Mutual Funds	2,025,887	—	—	2,025,887
Total	$2,025,887	$214,077,543	$—	$216,103,430
94

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
Virginia Fund
Financial Instruments
Municipal Bonds	$—	$329,904,008	$—	$329,904,008
U.S. Corporate Bonds	—	761,152	—	761,152
Mutual Funds	4,938,873	—	—	4,938,873
Total	$4,938,873	$330,665,160	$—	$335,604,033
West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$96,385,239	$—	$96,385,239
U.S. Corporate Bonds	—	237,831	—	237,831
Mutual Funds	801,891	—	—	801,891
Total	$801,891	$96,623,070	$—	$97,424,961
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Each fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statements of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, each fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — Each fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2022, is shown as a reduction of total expenses in the Statements of Operations.
95

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$27,218	$85,587	$180,338	$73,982	$100,897	$183,867	$52,427
Tax-exempt income	2,081,879	6,089,356	9,534,013	3,898,288	4,798,336	8,219,322	2,431,857
Total distributions	$2,109,097	$6,174,943	$9,714,351	$3,972,270	$4,899,233	$8,403,189	$2,484,284
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/22	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$92,723,553	$242,470,467	$502,377,590	$178,168,982
Gross appreciation	208,599	720,916	1,259,920	344,292
Gross depreciation	(7,958,377)	(23,606,188)	(48,415,455)	(17,243,153)
Net unrealized appreciation (depreciation)	$(7,749,778)	$(22,885,272)	$(47,155,535)	$(16,898,861)
As of 3/31/22
Undistributed ordinary income	47,712	149,219	227,452	54,406
Undistributed tax-exempt income	548,846	1,438,231	2,431,664	921,940
Capital loss carryforwards	(3,082,457)	(3,932,004)	(12,747,314)	(2,502,325)
Other temporary differences	(169,058)	(541,083)	(781,080)	(324,802)
Net unrealized appreciation (depreciation)	(56,341)	(827,010)	(4,660,375)	(577,518)
As of 9/30/22	South Carolina Fund	Virginia Fund	West Virginia Fund
Cost of investments	$241,880,922	$376,405,756	$107,724,662
Gross appreciation	141,533	109,624	205,939
Gross depreciation	(25,919,025)	(40,911,347)	(10,505,640)
Net unrealized appreciation (depreciation)	$(25,777,492)	$(40,801,723)	$(10,299,701)
As of 3/31/22
Undistributed ordinary income	109,132	286,139	68,768
Undistributed tax-exempt income	1,163,122	1,670,182	599,937
Capital loss carryforwards	(5,910,481)	(7,998,685)	(3,806,728)
Other temporary differences	(398,480)	(671,665)	(210,510)
Net unrealized appreciation (depreciation)	(5,445,675)	(6,449,020)	(643,049)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
96

Notes to Financial Statements (unaudited) - continued
As of March 31, 2022, each fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,344,956)	$(3,716,525)	$(11,561,928)	$(2,307,086)	$(4,266,290)	$(5,120,802)	$(1,459,079)
Long-Term	(1,737,501)	(215,479)	(1,185,386)	(195,239)	(1,644,191)	(2,877,883)	(2,347,649)
Total	$(3,082,457)	$(3,932,004)	$(12,747,314)	$(2,502,325)	$(5,910,481)	$(7,998,685)	$(3,806,728)
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22
Class A	$920,388	$1,753,181	$1,947,350	$3,549,948	$3,534,083	$6,185,717	$1,539,455	$2,798,683
Class B	666	1,257	6,595	11,603	2,104	3,640	4,633	8,925
Class C	—	—	83,710	159,120	182,472	323,974	—	—
Class I	154,542	292,636	651,543	2,030,412	1,358,428	2,372,992	425,535	760,115
Class R6	39,588	62,023	740,426	423,860	422,244	828,028	264,031	404,547
Total	$1,115,184	$2,109,097	$3,429,624	$6,174,943	$5,499,331	$9,714,351	$2,233,654	$3,972,270
	South Carolina Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22	Six Months Ended 9/30/22	Year Ended 3/31/22
Class A	$1,936,355	$3,441,883	$3,132,643	$5,278,330	$1,093,788	$2,076,723
Class B	926	1,488	3,094	5,631	444	952
Class C	—	—	91,030	178,905	—	—
Class I	555,482	1,116,984	1,136,859	2,314,962	217,990	375,186
Class R6	185,441	338,878	323,838	625,361	25,395	31,423
Total	$2,678,204	$4,899,233	$4,687,464	$8,403,189	$1,337,617	$2,484,284
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the funds' Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$6,557	$17,358	$35,445	$12,485	$17,891	$26,016	$7,593
The management fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.44% of each fund's average daily net assets.
97

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:
	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	0.83%	0.84%	0.69%	0.84%	0.81%	0.87%
Class B	1.58%	1.59%	1.44%	1.59%	1.56%	1.62%
Class C	1.58%	1.59%	N/A	N/A	1.56%	N/A
Class I	0.58%	0.59%	0.59%	0.59%	0.56%	0.62%
Class R6	0.53%	0.52%	0.52%	0.53%	0.49%	0.55%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to the following for the New York Fund, the North Carolina Fund, the Pennsylvania Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations.
New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$72,647	$4,622	$71,025	$40,607	$94,990	$57,096
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2022, as its portion of the initial sales charge on sales of Class A shares of each fund:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,405	$231	$2,305	$1,904	$2,704	$1,104	$526
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$95,761
New York Fund	—	0.25%	0.25%	0.25%	178,265
North Carolina Fund	—	0.25%	0.25%	0.25%	407,367
Pennsylvania Fund	—	0.25%	0.25%	0.10%	153,282
South Carolina Fund	—	0.25%	0.25%	0.25%	234,397
Virginia Fund	—	0.25%	0.25%	0.25%	312,045
West Virginia Fund	—	0.25%	0.25%	0.25%	110,925
98

Notes to Financial Statements (unaudited) - continued
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.75%	$379
New York Fund	0.75%	0.25%	1.00%	1.00%	3,322
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	1,481
Pennsylvania Fund	0.75%	0.25%	1.00%	0.85%	2,627
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	703
Virginia Fund	0.75%	0.25%	1.00%	1.00%	1,747
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	259
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$42,240
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	128,282
Virginia Fund	0.75%	0.25%	1.00%	1.00%	51,503
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$96,140	$223,827	$537,130	$155,909	$235,100	$365,295	$111,184
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2022, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$—	$—	$12	$4	$23	$69	$1
Mississippi Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10% and 0.00%, respectively. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to $57,457 and $95 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Pennsylvania Fund: MFD has agreed in writing to reduce the Class A and Class B service fee rates to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, these reductions amounted to $91,969 and $394 for Class A and Class B shares, respectively, and are included in the reduction of total expenses in the Statements of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2022, were as follows:
CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Class A	$142	$11,051	$14,419	$6,302	$7,085	$5,880	$315
Class B	—	280	—	130	—	—	—
Class C	N/A	646	338	N/A	N/A	44	N/A
99

Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2022, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Expenses paid	$1,391	$8,331	$9,390	$8,318	$4,529	$8,417	$2,321
Annual percentage of average daily net assets	0.0030%	0.0068%	0.0038%	0.0095%	0.0036%	0.0046%	0.0044%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$32,722	$79,330	$180,790	$64,078	$86,047	$146,350	$45,609
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2022 was equivalent to the following annual effective rates of each fund's average daily net assets:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0267%	0.0206%	0.0187%	0.0220%	0.0205%	0.0193%	0.0254%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The Mississippi Fund, the New York Fund, and the Pennsylvania Fund no longer participate in the DB plan. The DB plan resulted in a pension expense for the following funds. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2022:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$130	$128	$130	$128
The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to the following at September 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:
North Carolina Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
$2,484	$2,513	$2,500	$2,512
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
100

Notes to Financial Statements (unaudited) - continued
On June 18, 2021, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
North Carolina Fund	Class R6	5,743	$57,893
Virginia Fund	Class R6	5,774	58,142
On August 3, 2022, MFS redeemed the following fund shares:
Fund	Class	Shares	Amount
Mississippi Fund	Class I	15	$137
New York Fund	Class I	18	165
North Carolina Fund	Class I	18	166
North Carolina Fund	Class R6	16	148
Pennsylvania Fund	Class I	17	159
South Carolina Fund	Class I	15	139
Virginia Fund	Class I	16	147
Virginia Fund	Class R6	21	193
West Virginia Fund	Class I	15	137
During the six months ended September 30, 2022, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the Pennsylvania Fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,862.
(4)  Portfolio Securities
For the six months ended September 30, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Purchases	$10,175,426	$35,335,298	$64,158,980	$15,767,227	$31,633,527	$44,568,365	$9,352,028
Sales	$12,598,718	$48,871,695	$64,117,084	$19,040,235	$57,795,630	$39,367,793	$11,985,715
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Mississippi Fund				New York Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	451,112	$ 4,037,716	664,473	$ 6,608,160	836,094	$ 8,494,159	1,535,775	$ 17,534,239
Class B	5	47	69	685	—	3	6	67
Class C	—	—	—	—	20,516	208,052	94,505	1,085,512
Class I	222,045	1,997,435	262,884	2,607,152	1,336,762	11,968,810	993,410	10,039,839
Class R6	33,383	301,646	114,707	1,130,805	143,492	1,283,265	5,009,657	50,791,805
	706,545	$6,336,844	1,042,133	$10,346,802	2,336,864	$21,954,289	7,633,353	$79,451,462
Shares issued to shareholders in reinvestment of distributions
Class A	98,362	$ 878,534	170,189	$ 1,681,291	166,274	$ 1,677,650	269,871	$ 3,063,742
Class B	65	579	34	330	641	6,448	966	10,944
Class C	—	—	—	—	7,549	76,089	12,520	142,014
Class I	15,852	141,400	26,744	263,696	57,409	512,006	168,723	1,703,392
Class R6	4,436	39,588	6,298	62,011	83,044	740,426	43,348	423,860
	118,715	$1,060,101	203,265	$2,007,328	314,917	$3,012,619	495,428	$5,343,952
101

Notes to Financial Statements (unaudited) - continued
	Mississippi Fund − continued				New York Fund − continued
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(878,002)	$ (7,879,367)	(1,474,819)	$(14,370,002)	(1,901,983)	$ (19,237,843)	(2,418,241)	$(27,305,790)
Class B	(1,395)	(12,805)	(2,127)	(21,293)	(6,212)	(63,115)	(26,589)	(301,471)
Class C	—	—	—	—	(194,903)	(1,954,965)	(281,029)	(3,139,981)
Class I	(384,417)	(3,430,702)	(226,922)	(2,243,329)	(1,326,288)	(11,888,195)	(5,967,800)	(60,139,644)
Class R6	(66,594)	(596,189)	(33,794)	(332,516)	(296,594)	(2,660,254)	(115,641)	(1,164,697)
	(1,330,408)	$(11,919,063)	(1,737,662)	$(16,967,140)	(3,725,980)	$(35,804,372)	(8,809,300)	$(92,051,583)
Net change
Class A	(328,528)	$ (2,963,117)	(640,157)	$ (6,080,551)	(899,615)	$ (9,066,034)	(612,595)	$ (6,707,809)
Class B	(1,325)	(12,179)	(2,024)	(20,278)	(5,571)	(56,664)	(25,617)	(290,460)
Class C	—	—	—	—	(166,838)	(1,670,824)	(174,004)	(1,912,455)
Class I	(146,520)	(1,291,867)	62,706	627,519	67,883	592,621	(4,805,667)	(48,396,413)
Class R6	(28,775)	(254,955)	87,211	860,300	(70,058)	(636,563)	4,937,364	50,050,968
	(505,148)	$(4,522,118)	(492,264)	$(4,613,010)	(1,074,199)	$(10,837,464)	(680,519)	$(7,256,169)
	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	10,146,285	$ 108,651,850	5,850,253	$ 68,685,618	1,048,129	$ 10,005,237	1,746,541	$ 18,605,633
Class B	—	—	—	—	6,449	63,522	21	221
Class C	79,589	852,942	271,155	3,267,571	—	—	—	—
Class I	3,029,735	27,548,983	3,227,645	32,146,638	730,394	6,719,155	2,876,721	29,048,205
Class R6	713,041	6,419,055	1,746,451	17,419,228	528,070	4,859,501	783,738	7,965,889
	13,968,650	$143,472,830	11,095,504	$121,519,055	2,313,042	$21,647,415	5,407,021	$55,619,948
Shares issued to shareholders in reinvestment of distributions
Class A	311,807	$ 3,363,841	492,347	$ 5,862,338	153,292	$ 1,469,809	249,591	$ 2,653,059
Class B	190	2,044	274	3,261	455	4,374	774	8,258
Class C	16,326	176,018	26,217	312,225	—	—	—	—
Class I	134,990	1,213,739	211,310	2,096,544	42,395	387,222	62,687	634,112
Class R6	44,038	396,504	79,594	789,299	12,750	116,502	16,645	168,358
	507,351	$5,152,146	809,742	$9,063,667	208,892	$1,977,907	329,697	$3,463,787
Shares reacquired
Class A	(11,598,424)	$(125,227,123)	(4,974,968)	$ (58,723,641)	(1,741,072)	$ (16,838,608)	(1,812,074)	$(19,208,090)
Class B	(4,295)	(46,818)	(6,503)	(77,669)	(10,622)	(102,923)	(23,588)	(252,205)
Class C	(442,962)	(4,793,725)	(700,146)	(8,308,265)	—	—	—	—
Class I	(3,590,088)	(32,278,431)	(2,440,231)	(24,144,249)	(1,213,355)	(11,145,527)	(2,200,423)	(22,031,600)
Class R6	(1,738,056)	(15,705,133)	(951,058)	(9,356,336)	(546,354)	(5,010,926)	(221,256)	(2,210,929)
	(17,373,825)	$(178,051,230)	(9,072,906)	$(100,610,160)	(3,511,403)	$(33,097,984)	(4,257,341)	$(43,702,824)
Net change
Class A	(1,140,332)	$ (13,211,432)	1,367,632	$ 15,824,315	(539,651)	$ (5,363,562)	184,058	$ 2,050,602
Class B	(4,105)	(44,774)	(6,229)	(74,408)	(3,718)	(35,027)	(22,793)	(243,726)
Class C	(347,047)	(3,764,765)	(402,774)	(4,728,469)	—	—	—	—
Class I	(425,363)	(3,515,709)	998,724	10,098,933	(440,566)	(4,039,150)	738,985	7,650,717
Class R6	(980,977)	(8,889,574)	874,987	8,852,191	(5,534)	(34,923)	579,127	5,923,318
	(2,897,824)	$(29,426,254)	2,832,340	$29,972,562	(989,469)	$(9,472,662)	1,479,377	$15,380,911
102

Notes to Financial Statements (unaudited) - continued
	South Carolina Fund				Virginia Fund
	Six Months Ended 9/30/22		Year ended 3/31/22		Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	534,563	$ 5,985,133	2,372,086	$ 29,319,454	10,440,236	$ 106,820,875	3,082,317	$ 34,747,094
Class B	—	—	—	—	35	359	2,264	26,007
Class C	—	—	—	—	35,649	368,238	68,268	784,471
Class I	1,133,855	10,240,716	2,681,963	26,859,693	3,658,997	32,574,997	3,127,472	31,010,484
Class R6	402,939	3,610,132	806,676	8,094,413	423,833	3,828,543	1,010,801	10,065,928
	2,071,357	$19,835,981	5,860,725	$64,273,560	14,558,750	$143,593,012	7,291,122	$76,633,984
Shares issued to shareholders in reinvestment of distributions
Class A	169,105	$ 1,875,592	270,984	$ 3,330,868	280,481	$ 2,884,592	419,275	$ 4,776,019
Class B	84	926	120	1,480	260	2,672	430	4,899
Class C	—	—	—	—	7,916	81,421	13,848	157,810
Class I	53,279	479,288	97,823	974,446	110,883	991,638	199,270	1,972,533
Class R6	20,628	185,406	34,067	338,875	36,044	322,793	63,023	623,830
	243,096	$2,541,212	402,994	$4,645,669	435,584	$4,283,116	695,846	$7,535,091
Shares reacquired
Class A	(2,573,196)	$ (28,580,774)	(3,092,604)	$ (37,841,157)	(9,139,666)	$ (93,456,734)	(2,630,752)	$(29,754,374)
Class B	(199)	(2,203)	(10,273)	(127,051)	(8,457)	(85,779)	(4,883)	(55,280)
Class C	—	—	—	—	(187,860)	(1,951,545)	(247,059)	(2,811,487)
Class I	(2,678,942)	(24,255,153)	(2,127,322)	(21,223,924)	(4,154,485)	(37,019,333)	(3,358,779)	(32,848,183)
Class R6	(722,317)	(6,528,396)	(344,094)	(3,391,189)	(929,970)	(8,375,833)	(538,116)	(5,278,501)
	(5,974,654)	$(59,366,526)	(5,574,293)	$(62,583,321)	(14,420,438)	$(140,889,224)	(6,779,589)	$(70,747,825)
Net change
Class A	(1,869,528)	$ (20,720,049)	(449,534)	$ (5,190,835)	1,581,051	$ 16,248,733	870,840	$ 9,768,739
Class B	(115)	(1,277)	(10,153)	(125,571)	(8,162)	(82,748)	(2,189)	(24,374)
Class C	—	—	—	—	(144,295)	(1,501,886)	(164,943)	(1,869,206)
Class I	(1,491,808)	(13,535,149)	652,464	6,610,215	(384,605)	(3,452,698)	(32,037)	134,834
Class R6	(298,750)	(2,732,858)	496,649	5,042,099	(470,093)	(4,224,497)	535,708	5,411,257
	(3,660,201)	$(36,989,333)	689,426	$6,335,908	573,896	$6,986,904	1,207,379	$13,421,250
	West Virginia Fund
	Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	365,127	$ 3,692,870	798,195	$ 8,965,316
Class B	—	—	2	16
Class I	305,574	2,722,209	455,289	4,508,333
Class R6	79,161	706,788	119,674	1,181,222
	749,862	$7,121,867	1,373,160	$14,654,887
Shares issued to shareholders in reinvestment of distributions
Class A	104,418	$ 1,060,104	178,745	$ 1,999,069
Class B	44	444	84	947
Class I	20,987	187,478	31,219	306,989
Class R6	2,847	25,395	3,206	31,423
	128,296	$1,273,421	213,254	$2,338,428
103

Notes to Financial Statements (unaudited) - continued
	West Virginia Fund − continued
	Six Months Ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(875,814)	$ (8,907,155)	(1,021,241)	$(11,484,492)
Class B	(277)	(2,735)	(4,742)	(53,412)
Class I	(254,443)	(2,285,861)	(173,626)	(1,708,211)
Class R6	(32,021)	(288,529)	(19,253)	(185,626)
	(1,162,555)	$(11,484,280)	(1,218,862)	$(13,431,741)
Net change
Class A	(406,269)	$ (4,154,181)	(44,301)	$ (520,107)
Class B	(233)	(2,291)	(4,656)	(52,449)
Class I	72,118	623,826	312,882	3,107,111
Class R6	49,987	443,654	103,627	1,027,019
	(284,397)	$(3,088,992)	367,552	$3,561,574
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2022, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations.
	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$237	$608	$1,227	$443	$656	$866	$259
Interest Expense	—	—	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2022, are as follows:
	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Mississippi Fund	$2,539,919	$13,990,917	$15,572,956	$173	$96	$958,149
New York Fund	5,439,822	40,558,076	38,492,812	(978)	831	7,504,939
North Carolina Fund	41,867,648	91,553,411	123,134,692	(1,158)	1,053	10,286,262
Pennsylvania Fund	12,967,834	27,569,920	32,549,016	(373)	831	7,989,196
South Carolina Fund	13,600,641	48,866,757	60,441,572	(61)	122	2,025,887
Virginia Fund	7,310,732	77,725,696	80,098,115	(243)	803	4,938,873
West Virginia Fund	2,356,969	15,463,356	17,018,472	(113)	151	801,891
104

Notes to Financial Statements (unaudited) - continued
	Dividend Income	Capital Gain Distributions
Mississippi Fund	$9,308	$—
New York Fund	22,846	—
North Carolina Fund	63,981	—
Pennsylvania Fund	34,249	—
South Carolina Fund	29,627	—
Virginia Fund	54,126	—
West Virginia Fund	13,449	—
(8)  LIBOR Transition
Certain of each fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by each fund and certain other contractual arrangements of each fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on each fund's performance. With respect to each fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by each fund and any other contractual arrangements of each fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the funds to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the funds of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9)  Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of each fund’s assets and thus each fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the funds.
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Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as its respective Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of each Fund’s Class I shares in comparison to the performance of funds in its respective Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions.  See below for a description of the performance information considered by the Trustees.
In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.  See below for a description of the fee information considered by the Trustees.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to each Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to each Fund, as well as the more extensive regulatory burdens imposed on MFS in managing each Fund, in comparison to the relevant separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of each Fund in comparison to the relevant separate accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
MFS Mississippi Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS New York Municipal Bond Fund
The total return performance of the Fund’s Class I  shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
MFS North Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I  shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Pennsylvania Municipal Bond Fund
The total return performance of the Fund’s Class I  shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for each of the one- and three-year periods ended December 31, 2021.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
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Board Review of Investment Advisory Agreement - continued
MFS South Carolina Municipal Bond Fund
The total return performance of the Fund’s Class I  shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for each of the one- and three-year periods ended December 31, 2021. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
MFS West Virginia Municipal Bond Fund
The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the funds in its Broadridge performance universe for the five-year period ended December 31, 2021 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2021 relative to the other funds in the universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
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110

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
111

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2022
MFS®  Municipal Income Fund
LMB-SEM

MFS® Municipal Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ousting of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
November 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	14.7%
Housing - Single Family	9.7%
General Obligations - General Purpose	7.0%
Airport Revenue	6.9%
State & Local Agencies	5.3%
General Obligations - Schools	4.7%
Universities - Colleges	4.6%
Sales & Excise Tax Revenue	4.3%
Miscellaneous Revenue - Other	4.0%
Healthcare Revenue - Long Term Care	3.8%
Composition including fixed income credit quality (a)(i)
AAA	4.1%
AA	30.9%
A	31.2%
BBB	16.6%
BB	5.6%
B	0.8%
CCC	0.8%
CC (o)	0.0%
C	0.4%
D	0.6%
Not Rated	10.4%
Cash & Cash Equivalents	0.8%
Other	(2.2)%
Portfolio facts
Average Duration (d)	8.7
Average Effective Maturity (m)	15.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
April 1, 2022 through September 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022 through September 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22 - 9/30/22
A	Actual	0.76%	$1,000.00	$918.65	$3.66
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.51%	$1,000.00	$915.42	$7.25
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
C	Actual	1.51%	$1,000.00	$915.53	$7.25
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
I	Actual	0.51%	$1,000.00	$919.77	$2.45
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
R6	Actual	0.43%	$1,000.00	$920.03	$2.07
	Hypothetical (h)	0.43%	$1,000.00	$1,022.91	$2.18
A1	Actual	0.51%	$1,000.00	$919.92	$2.45
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59
B1	Actual	1.26%	$1,000.00	$916.56	$6.05
	Hypothetical (h)	1.26%	$1,000.00	$1,018.75	$6.38
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.03% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.4%
Alabama - 1.6%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$627,986
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	10,165,000	10,172,550
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,380,000	1,035,605
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	227,168
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	190,000	176,719
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,149,190
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	245,000	224,329
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	125,000	113,458
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	415,000	406,725
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	5,170,000	5,160,536
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.99% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	15,870,000	15,712,328
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	6,295,000	6,312,165
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	782,329
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,305,000	906,610
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	912,230
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,619,508
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	360,000	365,346
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	2,465,000	2,623,031
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	11,470,000	11,432,502
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,251,717
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	490,000	516,187
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,245,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	$1,955,000	$1,971,348
		$66,945,364
Alaska - 0.2%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	$490,000	$521,097
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2027	790,000	844,811
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2028	1,035,000	1,110,078
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2028	1,075,000	1,158,827
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2029	810,000	872,474
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2029	1,440,000	1,467,379
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2030	870,000	883,144
		$6,857,810
Arizona - 2.8%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$295,000	$300,054
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	780,000	784,600
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	975,000	978,771
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	783,887
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	570,135
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	95,000	92,576
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	119,612
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	304,201
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	807,648
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,868,733
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,487,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	$130,000	$126,683
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	119,612
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	222,476
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2047	300,000	279,550
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2057	385,000	346,865
Arizona Industrial Development Authority Education Rev. (Kipp Nashville Projects), “A”, 5%, 7/01/2062	535,000	472,221
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2031	315,000	336,642
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2032	240,000	253,888
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2033	200,000	209,519
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2035	1,100,000	1,137,715
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	796,821
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	426,015
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	524,943
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	555,100
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,602,142
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,343,435
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	2,050,000	2,031,263
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	749,482
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,550,000	1,330,278
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,360,000	2,324,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	$3,150,000	$3,038,788
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	514,076
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	425,688
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	124,673
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	237,326
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	645,188
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	426,319
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	329,653
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	536,115
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,436,903
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,422,670
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	537,029
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	5,115,000	5,319,156
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,039,701
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	366,194
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	113,817
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	420,410
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	251,187
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	551,598
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	431,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	$705,000	$667,086
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	646,033
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	668,735
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	437,695
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,407,309
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,230,769
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,555,106
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	1,961,475
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 2.25%, 12/01/2035 (Put Date 11/01/2022)	35,400,000	35,369,655
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	335,000	305,953
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	815,000	727,894
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	665,000	576,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	120,000	120,050
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	420,000	418,205
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	225,000	220,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	$395,000	$376,730
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	480,000	443,657
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	143,913
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	774,018
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	784,239
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	202,270
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	170,098
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	847,086
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,596,927
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,646,581
		$111,752,776
Arkansas - 0.5%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$165,396
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	335,241
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	37,146
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	715,000	703,170
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,628,097
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,825,590

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	$1,595,000	$1,659,026
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,417,559
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	685,000	683,913
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	475,981
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	1,040,000	1,023,527
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	371,294
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	407,076
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,006,729
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	108,138
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	274,039
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	119,442
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	441,417
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,315,583
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	345,000	346,512
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,090,307
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,200,000	1,187,993
		$20,623,176

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 8.8%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$6,850,000	$6,695,153
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,263,348
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,461,485
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	3,874,053
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	115,000	118,886
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	150,000	138,088
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	240,000	216,540
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	93,745
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	114,810
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	785,000	643,681
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,099,831
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,925,098	3,733,591
California Housing Finance Agency Municipal Certificates, “X”, 0.797%, 11/20/2035 (i)	54,416,828	3,025,652
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	19,443,431	1,173,796
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,187,720
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	555,903
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,180,000	1,221,813
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,368,200
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,203,408
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	3,850,000	3,850,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	$185,000	$181,025
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,547,233
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,325,104
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	2,988,747
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	230,000	220,832
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	530,000	493,719
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	310,000	286,605
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 2.25%, 8/01/2023 (Put Date 11/01/2022) (n)	5,730,000	5,725,088
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,924,386
California Public Finance Authority Improvement Area No. 1 of River Islands Special Tax (Community Facilities District No. 2003-1), “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,041,103
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	205,000	207,965
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	408,811
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	397,775
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	326,830
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2027	315,000	308,275
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2028	285,000	276,553
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	632,881
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,378,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	$1,065,000	$925,403
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	1,620,000	1,437,047
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2030	7,080,000	7,863,020
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	6,170,000	6,856,008
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2032	6,335,000	7,059,952
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	7,220,000	7,330,325
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,474,078
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	429,080
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2061 (n)	890,000	658,401
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	445,811
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	465,000	465,586
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	400,000	407,612
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,041,979
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4%, 7/01/2050	2,740,000	2,124,059
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	808,615
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,184,852
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022 (n)	440,000	439,742
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,095,000	2,949,123
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	391,538
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	758,664
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	55,000	55,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	$190,000	$191,655
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	510,000	515,027
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,091,184
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	4,290,000	3,909,044
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,595,839
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	467,287
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	333,165
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,182,573
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	507,375
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,175,000	5,121,887
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	577,830
CMFA Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	1,883,524
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,535,000	2,591,172
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,203,590
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,380,649
Foothill-De Anza, CA, Community College District, Capital Appreciation, NPFG, 0%, 8/01/2034	16,840,000	10,162,760
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,473,623
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “B-2”, 0%, 6/01/2066	67,095,000	5,867,142

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$19,860,000	$17,223,174
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	380,000	383,464
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	380,000	380,706
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	645,000	646,063
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,080,000	1,113,098
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	1,700,000	1,741,310
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,373,367
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,024,654
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,245,980
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,307,939
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	1,655,000	1,665,272
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	370,000	377,874
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	650,000	659,532
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	815,000	826,085
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,435,409
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,844,031
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,292,561
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	5,065,000	5,221,188
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	460,000	339,779
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,004,026
Modesto, CA, Elementary School District General Obligation, “B”, 3%, 8/01/2050	880,000	603,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	$5,115,000	$5,240,867
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,606,300
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,465,000	1,542,942
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,295,000	1,088,000
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,550,000	1,982,297
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,235,000	2,409,800
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	63,491
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	177,388
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	136,580
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	131,215
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	315,000	248,344
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	280,000	263,667
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,290,000	1,321,583
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	534,390
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,271,184
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2025	3,775,000	3,891,919
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2026	2,165,000	2,253,684
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2027	2,165,000	2,272,257
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	97,615
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,381,771

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	$3,665,000	$3,714,997
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,054,348
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	4,720,000	4,768,584
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	95,000	100,462
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024 (Prerefunded 7/01/2023)	395,000	400,009
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025 (Prerefunded 7/01/2023)	1,180,000	1,194,964
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,151,070
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,282,707
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,873,788
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,867,897
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,681,536
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2056	3,535,000	3,475,980
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	970,000	968,953
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,429,022
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	3,886,001
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,808,940
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	276,739
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	5,345,000	4,602,934
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,457,862
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,171,972
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,518,035
State of California, AGM, 5.25%, 8/01/2032	7,205,000	8,192,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, Various Purpose General Obligation, 5%, 12/01/2029	$1,770,000	$1,965,780
State of California, Various Purpose General Obligation, 5%, 12/01/2031	40,000	42,298
State of California, Various Purpose General Obligation, 5%, 12/01/2032	1,380,000	1,456,967
State of California, Various Purpose General Obligation, 5%, 12/01/2034	1,060,000	1,111,106
State of California, Various Purpose General Obligation, 5%, 4/01/2045	7,655,000	8,065,728
State of California, Various Purpose General Obligation Refunding, 5%, 8/01/2029	3,935,000	4,190,236
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2030	395,000	442,384
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	2,505,000	2,803,729
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2034	7,080,000	7,448,318
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2042	6,160,000	6,430,742
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	750,000	756,447
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	685,000	685,072
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,144,734
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2029	3,150,000	3,502,940
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2030	2,360,000	2,645,262
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2031	2,360,000	2,665,792
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,092,612
		$354,826,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 3.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$45,000	$47,831
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	73,000	78,902
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	44,000	46,806
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	73,000	79,662
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	44,000	46,836
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	76,000	82,661
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	13,836
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	80,000	86,652
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	47,000	49,953
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	87,000	93,906
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	59,447
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	87,000	93,263
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	99,000	105,480
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	35,000	37,230
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	415,000	432,028
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	1,995,000	2,091,401
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	3,935,000	4,120,510
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,386,713
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	815,844
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	155,000	156,678
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	587,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	$480,000	$480,614
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,281
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	398,390
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	396,575
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	725,798
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,050,000	1,070,738
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,288,984
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,480,503
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	245,235
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	292,637
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	307,126
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,959,746
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,858,574
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,192,096
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	995,784
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,181,855
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,428,773
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,892,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	$4,165,000	$4,249,523
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	420,000	441,370
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	620,000	642,823
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	2,540,000	2,603,749
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	328,091
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	578,778
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	7,927,969
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	1,560,000	1,248,893
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	1,870,000	1,865,928
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	940,000	952,695
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,427,519
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	886,572
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	7,275,000	6,836,552
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	3,635,000	3,712,441
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	2,520,000	2,345,400
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,279,179
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2032	800,000	825,803
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2033	790,000	810,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2034	$820,000	$839,739
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	549,095
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	319,959
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	250,155
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	248,224
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	211,008
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	3,800,000	3,819,418
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	3,815,000	3,786,270
Colorado Housing & Finance Authority, Single Family Mortgage, “F”, GNMA, 5.25%, 11/01/2052	6,000,000	6,165,071
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	185,000	189,970
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	130,000	133,473
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	225,000	230,839
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	185,000	189,347
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	300,000	306,406
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	300,000	305,827
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	280,000	261,463
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	280,000	260,044
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	560,000	514,583
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	465,000	419,380
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	335,000	296,477
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,265,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	$7,865,000	$8,151,162
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	2,360,000	2,455,234
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041 (Prerefunded 3/01/2027)	1,180,000	1,263,802
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,347,636
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,153,569
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028 (Prerefunded 11/15/2022)	1,520,000	1,523,163
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	760,000	758,635
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,255,825
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	528,629
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	955,868
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2040	735,000	746,547
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,214,687
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,369,191
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,445,955
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,442,171
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,183,510
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,333,047
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,203,519
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,018,420
State of Colorado (Building Excellent Schools Today), “S”, COP, 4%, 3/15/2046	12,145,000	10,818,443
		$158,833,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,355,000	$2,377,631
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,063,418
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	310,000	293,793
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	495,000	490,949
Hamden, CT, General Obligation, BAM, 5%, 8/15/2028	640,000	679,865
Hamden, CT, General Obligation, BAM, 5%, 8/15/2030	295,000	313,472
Hamden, CT, General Obligation, BAM, 5%, 8/15/2032	60,000	63,576
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	3,375,000	3,576,651
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	1,870,000	1,978,505
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	1,855,000	1,958,790
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,284,653
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	827,856
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2033	4,330,000	4,722,718
State of Connecticut, Special Tax Obligation Rev., Transportation Purposes, “A”, 5%, 5/01/2035	7,000,000	7,555,115
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	133,073
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	200,832
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	228,059
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	485,097
West Haven, CT, General Obligation , BAM, 4%, 3/15/2035	728,000	715,889
West Haven, CT, General Obligation , BAM, 4%, 3/15/2040	590,000	539,321
		$37,489,263
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$185,000	$186,851
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	375,000	368,608
		$555,459

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.7%
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	$1,145,000	$1,167,747
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	2,705,000	2,705,770
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,545,925
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	720,188
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,406,522
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2031	4,720,000	4,961,139
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2032	3,150,000	3,297,511
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2034	7,870,000	8,125,387
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	1,793,267
		$28,723,456
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$429,527
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	543,147
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	808,430
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,353,518
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,758,213
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	19,434
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	836,262
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	388,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	$1,105,000	$1,115,003
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	853,994
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,382,636
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	3,540,000	3,568,025
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,751,486
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	79,529
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	479,929
Capital Trust Agency, FL, Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	5,315,000	5,318,445
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,276,966
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	100,000	64,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	660,000	422,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	995,000	636,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	180,000	115,200
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,065,000	1,108,805
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030 (Prerefunded 6/01/2025)	1,120,000	1,166,067
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	469,926
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046 (Prerefunded 6/01/2025)	1,790,000	1,863,625
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	85,000	81,357
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	121,584
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	355,661
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	84,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	$510,000	$374,924
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	849,103
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,220,950
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	220,000	201,506
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	395,000	361,678
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	775,000	673,380
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	103,686
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	174,143
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	227,454
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	158,675
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	140,251
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	162,465
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	279,859
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	814,264
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,364,793
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	395,000	365,824
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	284,825
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,252,244
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	521,674
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	249,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	$390,000	$277,786
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	400,000	353,614
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	375,000	333,429
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	748,761
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,021,187
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	838,528
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	470,000	464,946
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	636,225
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	769,941
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,048,929
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,239,077
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	1,836,067
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	403,985
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	535,000	485,875
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	970,000	869,364
Florida Housing Finance Corp., Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	200,000	199,169
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,215,000	3,187,126
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	5,360,000	5,105,027
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,865,000	7,555,505
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	6,360,000	6,014,574
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,583,021

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	$1,875,000	$1,415,097
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	396,902
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,580,390
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	25,000	24,874
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	93,099
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	139,683
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	465,157
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,575,000	1,570,433
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	600,000	564,665
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	600,000	559,824
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	630,000	568,157
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	560,000	498,495
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,223,654
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	225,525
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	109,870
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	184,257
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	4,550,000	4,354,816
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	390,000	410,699
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	570,960
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	820,000	780,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	$435,000	$215,322
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	242,118
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	87,537
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	250,982
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	279,656
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	280,899
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	293,373
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	221,015
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	6,487,880
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	696,764
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	902,969
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	702,278
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	310,000	274,943
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	656,407
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	402,219
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	995,000	730,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	$540,000	$532,657
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	676,145
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	135,140
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,273,290
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,296,578
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,465,000	3,304,681
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	499,837
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	79,554
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	73,646
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	76,982
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	66,828
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	70,207
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	306,477
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	218,895
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	206,647
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	193,158
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	23,092
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	197,548
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	181,532
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	387,282
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,146,680

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	$875,000	$809,332
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	618,206
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	320,730
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	464,144
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	206,603
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	268,657
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	253,710
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	326,152
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	136,553
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	128,582
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	245,000	222,073
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	220,444
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	375,000	378,155
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,310,000	1,126,487
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	2,660,000	2,633,634
		$138,729,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 3.2%
Atlanta, GA, Airport General Rev., “B”, 5%, 7/01/2044	$7,710,000	$7,699,671
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	4,680,000	4,256,540
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,185,356
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	1,770,000	1,581,145
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	877,206
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	910,000	803,227
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	1,997,275
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,243,393
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	584,229
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	4,025,000	3,970,246
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,663,518
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	515,000	516,816
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	900,000	893,273
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	240,000	250,301
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	265,000	254,280
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	275,000	259,340
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	245,000	227,658
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	260,000	264,707
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	265,000	268,191
Coweta County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2044	7,415,000	7,366,220
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	4,160,000	4,166,237

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	$1,115,000	$1,116,663
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	3,420,000	3,424,703
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,075,000	3,077,681
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,247,178
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	1,020,000	1,012,691
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	115,000	114,822
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	691,949
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,440,400
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,436,229
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.86% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	8,115,000	8,044,034
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,649,789
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,080,800
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	15,965,000	15,471,966
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,530,000	1,473,810
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,530,000	1,452,910
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	837,685
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	590,000	522,999
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	3,230,000	3,205,696
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 5%, 1/01/2062	2,125,000	2,109,011
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,423,490
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,692,051
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	2,609,085
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	207,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	$265,000	$233,341
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	161,192
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,119,229
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	3,871,449
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,486,206
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,722,262
		$128,265,565
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$295,000	$294,540
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	220,000	219,336
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	292,125
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	1,235,000	996,538
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	680,000	560,766
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	618,927
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	4,770,000	4,773,760
		$7,755,992
Hawaii - 0.0%
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	$375,000	$357,787
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	330,000	312,274
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	235,000	220,708
		$890,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 9.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,343,975
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,355,000	5,402,598
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,105,000	1,098,018
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	5,793,050
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	1,832,170
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	751,956
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	11,475,000	10,918,401
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,214,306
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,284,875
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	274,444
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	223,774
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	803,930
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	802,426
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,408,481
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,954,616
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	11,885,000	12,377,668
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	5,515,000	4,340,771
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	1,935,000	2,042,515
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	920,000	979,269
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	610,000	654,086
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	460,000	495,338

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	$1,220,000	$1,316,566
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,260,000	2,314,014
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	4,200,000	4,284,905
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	3,640,000	3,702,335
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	4,915,000	4,572,216
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	320,011
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	204,780
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	204,043
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	203,425
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	182,469
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	176,922
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	131,239
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	832,789
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,270,989
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	822,424
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	1,750,000	1,452,950
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	950,000	945,846
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	2,555,000	2,514,590
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,792,796
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	1,175,000	972,703
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	6,619,995
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,187,939

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	$590,000	$600,347
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	3,060,000	3,120,779
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	2,095,000	2,134,241
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	480,000	488,783
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,657,192
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	495,000	495,993
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,398,610
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	280,000	271,610
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,365,712
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,536,234
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	742,713
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	243,669
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	3,289,390
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,622,183
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	3,335,000	3,096,330
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	5,634,297
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	642,675
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,748,100
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,210,617
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	590,000	588,805
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,413,723
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	4,640,000	4,310,401
Chicago, IL, O'Hare International Airport General Senior Lien Rev., “A”, 4.5%, 1/01/2048 (w)	7,210,000	6,609,218
Chicago, IL, O'Hare International Airport General Senior Lien Rev., “A”, 4.625%, 1/01/2053 (w)	8,650,000	7,927,657
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	745,000	747,236

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	$370,000	$371,058
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,584,121
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055 (w)	2,760,000	2,813,059
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,155,000	2,214,664
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,453,220
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,335,000	1,304,524
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,691,575
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	2,360,000	2,365,048
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	830,000	892,015
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	485,000	517,857
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	520,000	540,295
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	635,000	658,962
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	865,000	895,479
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	991,491
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,015,000	906,598
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2027	160,000	164,265
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	878,907
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	3,470,000	3,494,370
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2032	2,330,000	2,483,069
Illinois Finance Authority Rev. (Carle Foundation), “B”, 5%, 8/15/2053 (Put Date 8/15/2031)	3,775,000	4,013,739
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	316,857
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	379,058
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	226,619
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	403,044
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	342,972

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	$1,820,000	$1,933,698
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,939,010
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	220,000	221,937
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,500,000	1,427,747
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	150,000	151,687
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	3,015,000	2,775,292
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,073,232
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,061,904
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	833,759
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,214,409
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	4,970,000	5,048,917
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	398,995
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	791,989
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	624,526
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	605,828
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,651,510
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	116,934
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2028	1,610,000	1,756,295
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2031	3,150,000	3,499,326
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	780,000	746,618
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	335,000	349,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	$415,000	$430,902
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	347,503
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	336,105
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	610,000	510,311
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	151,994
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	358,771
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	775,000	672,808
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	334,609
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	1,455,000	1,413,768
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	3,645,000	3,652,247
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,967,205	7,324,620
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,665,000	2,531,095
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,249,208	2,987,147
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,242,283	2,980,781
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,958,577	2,719,957
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,036,058	1,871,843
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	95,000	99,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	$3,145,000	$3,284,552
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2032	6,840,000	7,296,907
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2033	8,895,000	9,519,279
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,290,000	1,322,979
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	1,720,000	1,791,920
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	830,000	743,248
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	485,000	430,720
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	830,000	731,740
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,430,823
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	3,935,000	3,946,478
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2033	200,000	200,521
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	194,169
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	601,315
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,458,038
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	955,000	891,012
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,195,000	1,076,857
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	633,981
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	649,699
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	320,000	285,684
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	276,877
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	164,225
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	452,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	$555,000	$500,165
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	465,740
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	220,121
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,330,938
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,098,680
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	778,859
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	746,411
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	589,806
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	315,000	313,254
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	715,375
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2034	710,000	642,619
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	456,051
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	688,580
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,079,711
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,604,945
State of Illinois, General Obligation, 5%, 2/01/2029	1,715,000	1,742,728
State of Illinois, General Obligation, 4.125%, 11/01/2031	1,355,000	1,294,562
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,333,469
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,348,154
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,246,581
State of Illinois, General Obligation, AGM, 5%, 4/01/2024	3,935,000	3,961,025
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	570,000	555,823
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,597,209
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	2,003,655
State of Illinois, General Obligation, “A”, 5%, 3/01/2026	1,970,000	2,004,148
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	7,896,225
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	10,465,806
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	1,345,000	1,329,250
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,793,849
State of Illinois, General Obligation, “B”, 5%, 3/01/2025	3,150,000	3,203,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, “B”, 5%, 3/01/2026	$2,560,000	$2,604,375
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,141,608
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,867,630
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,173,423
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	335,000	340,592
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,729,034
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,174,284
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,095,843
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,368,540
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	790,000	686,299
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	535,000	550,574
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	687,383
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	938,351
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,368,263
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,537,261
		$389,423,349
Indiana - 1.0%
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041 (Prerefunded 11/15/2023)	$2,235,000	$2,293,539
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	422,798
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,034,130
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035 (Prerefunded 7/01/2023)	1,725,000	1,743,831
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2027	150,000	157,218

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2028	$160,000	$168,919
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2029	280,000	297,854
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 5%, 6/01/2032	320,000	338,189
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2033	180,000	171,900
Indiana Finance Authority, Education Facilities Rev. (Rose-Hulman Institute of Technology Project), 4%, 6/01/2034	185,000	173,369
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	212,889
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	137,842
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	1,916,510
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,625,099
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	1,795,226
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,600,000	1,548,281
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “D”, 5%, 1/01/2027	8,655,000	8,936,369
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,597,600
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,397,812
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	495,000	523,323
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	360,000	376,852
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	445,000	465,572
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,340,000	1,374,471
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	3,120,000	3,040,735
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	870,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$330,000	$338,316
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	611,622
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,975,000	1,924,824
		$41,495,366
Iowa - 0.6%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “A”, 5.25%, 2/15/2044 (Prerefunded 2/15/2023)	$2,360,000	$2,377,663
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	855,000	865,294
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	610,000	574,506
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	441,650
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	753,967
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	500,000	495,066
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,940,000	2,787,462
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	7,075,000	6,702,323
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	582,682
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	628,605
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	727,968
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	340,000	308,541
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	4,615,000	3,436,277
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,510,000	2,220,007
		$22,902,011

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.8%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,107,919
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,243,168
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,111,667
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	992,397
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	502,938
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	100,997
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	412,902
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	466,020
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	2,360,000	2,173,749
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	766,951
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	799,405
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	840,615
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	915,894
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	994,792
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,190,000	1,034,679
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,635,000	2,254,376
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	928,946
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	688,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), “A”, 5%, 9/01/2048	$10,590,000	$10,781,463
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	105,130
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	123,210
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	92,436
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	468,068
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	50,000	48,192
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	350,000	305,548
		$31,260,150
Kentucky - 1.7%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$640,000	$681,838
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	630,000	669,178
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	720,000	762,548
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	1,915,000	1,730,709
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	465,000	467,556
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,316,794
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,102,004
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	1,992,297
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,259,670
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,009,589
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,542,868
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,495,000	1,474,428

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	$5,095,000	$5,000,903
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033	100,000	100,721
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035	105,000	103,592
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	60,000	58,208
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	125,000	118,630
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	86,125
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046	170,000	150,276
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	174,928
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056	200,000	173,713
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032 (Prerefunded 7/01/2023)	1,575,000	1,596,249
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	1,300,000	1,263,161
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	9,535,000	9,069,400
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	2,530,000	2,520,851
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	24,825,000	24,664,350
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,092,372
		$70,182,958
Louisiana - 1.6%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,168,472
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,720,000	3,116,798
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	465,000	465,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	$2,010,000	$1,987,067
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	441,435
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	1,765,000	1,646,692
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (z)	380,000	351,198
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (z)	945,000	767,456
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (z)	1,515,000	1,108,265
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	3,950,000	3,856,372
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	3,205,000	3,129,031
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	2,470,000	2,411,453
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2034	445,000	451,240
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2035	1,160,000	1,171,354
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	3,900,637
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,300,000	3,720,267
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	2,976,259
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	1,983,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	$7,310,000	$6,109,933
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	4,605,000	4,615,449
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,045,000	1,057,099
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,000,000	1,011,511
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	790,000	796,874
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	590,000	605,894
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	973,325
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	2,030,000	2,210,973
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2034	4,180,000	4,509,122
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	662,301
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	698,678
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	865,267
		$63,769,893
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$880,205
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	450,244
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	417,742
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	418,987
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	419,152
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,083,011
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	875,224
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	905,088
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,105,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	$1,735,000	$1,559,985
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	2,320,000	2,285,993
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	645,000	639,029
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,510,000	1,538,525
		$12,578,639
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,100,522
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	369,489
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	1,990,000	1,820,454
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	2,705,000	2,282,124
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2039	1,180,000	1,107,823
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,208,392
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,087,710
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	287,466
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	332,368
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	698,654
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	136,166
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	138,338
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	742,539
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	6,645,000	6,638,421
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	5,390,000	5,369,518
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	700,000	697,123
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	6,170,000	5,858,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	$240,000	$254,390
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	360,000	384,757
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	280,000	301,855
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	7,315,000	7,028,714
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2040	280,000	246,991
Maryland Department of Transportation Special Project Rev., “B”, 4%, 8/01/2041	1,105,000	970,586
Maryland Department of Transportation Special Project Rev., “B”, 5%, 8/01/2046	4,390,000	4,387,189
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	145,000	152,192
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	100,000	104,212
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	180,000	186,032
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	563,531
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	207,129
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	550,423
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	115,810
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	309,790
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	847,906
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	575,000	571,105
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,100,311
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,396,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	$860,000	$871,444
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,807,870
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,196,290
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,174,147
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	1,659,720
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	768,793
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,086,564
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	633,947
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	440,000	418,361
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	430,000	403,066
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	137,336
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	220,507
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	222,309
		$72,155,659
Massachusetts - 3.2%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,085,000	$2,110,077
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	7,310,000	7,556,967
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,521,974
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “H”, 5%, 12/01/2026	7,865,000	8,413,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2041	$5,115,000	$5,372,780
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 5%, 7/01/2042	1,770,000	1,855,524
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	1,885,000	1,905,707
Massachusetts Development Finance Agency Rev. (Beth Israel Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,741,574
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2031	890,000	931,855
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2032	905,000	944,333
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,336,373
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,220,000	1,234,136
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	2,540,000	2,565,596
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	705,000	710,811
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	201,120
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,694,070
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	499,209
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	805,114
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	367,338
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	113,625
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,227,889
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,363,875
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	275,000	283,954
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	435,000	450,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	$1,005,000	$1,061,740
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	186,000
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	361,483
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	912,649
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	486,966
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	560,000	565,082
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,135,000	1,145,638
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	1,025,000	1,018,675
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	670,000	699,836
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	430,208
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,478,908
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	740,000	699,656
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	881,056
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	225,000	224,735
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	350,000	272,935
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	100,000	86,933
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	5,475,000	4,461,981
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	7,215,000	5,561,279
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	370,000	371,524
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	385,000	386,586
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	5,510,000	5,016,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$1,425,000	$1,297,350
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,185,000	1,135,501
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	1,455,000	934,983
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	6,578,767
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	3,040,000	2,880,896
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,152,238
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	3,945,865
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,387,696
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	402,272
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	800,692
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,142,782
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	145,000	146,339
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	3,315,000	3,721,164
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	3,515,846
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,143,687
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,338,014
		$128,042,282
Michigan - 1.7%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$1,235,000	$1,235,152
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	400,000	419,830
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	365,000	381,616
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	645,000	670,961
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,665,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	$2,485,000	$2,570,269
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	2,920,000	3,057,366
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,013,138
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,196,801
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	1,944,933
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	536,742
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	680,000	673,131
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,691,519
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,149,718
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	834,248
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,658,497
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,905,000	2,904,879
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	4,145,000	3,884,610
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “A”, 5%, 12/01/2032	6,295,000	6,765,641
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	630,000	644,866
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	468,508
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	630,000	643,881
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	390,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$190,000	$193,257
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	457,259
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	770,000	723,586
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	3,526,372
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	792,356
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	486,976
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	370,838
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	801,784
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,701,267
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “A”, 5%, 12/01/2046	3,000,000	3,069,730
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2046	965,000	964,381
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	1,960,000	2,024,012
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,030,000	2,086,631
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2030	775,000	845,490
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2031	945,000	1,023,598
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2032	1,455,000	1,564,856
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	2,931,071
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	790,000	833,357
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	915,289
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2038	230,000	241,421
		$69,955,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 1.1%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$805,000	$749,044
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,141,593
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	451,596
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	1,790,000	1,611,347
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	1,986,544
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	1,795,000	1,573,925
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,564,816
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	190,000	196,767
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	905,000	824,334
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	217,413
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	605,000	634,981
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	180,000	192,389
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	2,006,396
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,377,375
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	235,000	233,906
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	14,125,000	14,017,085
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	5,220,000	4,949,562
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	5,335,000	5,043,265
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	2,800,000	2,729,944
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,010,000	1,566,788
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	227,555
		$44,296,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 0.7%
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	$1,935,000	$2,127,092
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	315,000	327,222
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	790,000	829,975
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	399,745
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,123,209
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	900,000	888,597
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	3,070,000	2,906,679
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,421,028
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	615,025
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	549,400
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	540,795
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	299,548
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2033	280,000	288,318
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	962,612
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	670,585
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	985,000	1,002,029
State of Mississippi, “B”, 5%, 12/01/2025	465,000	490,128
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,102,737
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,102,737
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,200,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	$850,000	$879,111
		$26,726,709
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$265,000	$261,068
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	670,000	621,918
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	7,862,912
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,377,850
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2046	3,640,000	3,593,291
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	119,404
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	187,307
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	840,330
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	263,235
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	320,192
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	834,920
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	575,000	585,454
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,196,271
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,633,654
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,568,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	$3,935,000	$3,319,615
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	2,953,438
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031 (Prerefunded 6/01/2024)	2,060,000	2,117,818
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	260,000	257,553
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	4,540,000	4,298,307
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,925,000	2,906,466
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	1,595,000	1,603,513
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	221,752
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	175,000	139,948
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	110,228
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	87,361
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	175,873
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	160,000	138,936
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	470,984
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,372,116
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	665,000	693,591
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	2,840,000	2,873,250
		$52,006,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - 0.1%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$3,225,000	$3,173,483
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	285,000	281,780
		$3,455,263
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$668,099
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	375,000	372,948
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	3,040,000	3,000,632
Nebraska Public Power District Rev., “A”, 5%, 1/01/2027	385,000	409,364
Nebraska Public Power District Rev., “A”, 5%, 1/01/2030	450,000	494,065
Nebraska Public Power District Rev., “A”, 5%, 1/01/2031	1,145,000	1,263,068
Nebraska Public Power District Rev., “A”, 5%, 1/01/2032	1,220,000	1,337,832
Nebraska Public Power District Rev., “A”, 5%, 1/01/2033	395,000	430,846
Nebraska Public Power District Rev., “B”, 5%, 1/01/2029	800,000	869,620
Nebraska Public Power District Rev., “B”, 5%, 1/01/2030	765,000	838,883
Nebraska Public Power District Rev., “B”, 5%, 1/01/2031	590,000	650,838
Nebraska Public Power District Rev., “B”, 5%, 1/01/2032	630,000	690,848
Nebraska Public Power District Rev., “B”, 5%, 1/01/2033	620,000	676,265
		$11,703,308
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$689,703
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,441,137
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2040	105,000	95,699
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	135,803
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	485,475
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	555,000	528,419
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	569,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	$2,160,000	$1,960,847
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,385,000	2,255,196
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	75,000	78,395
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	95,000	98,265
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	309,394
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	381,120
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	295,000	283,735
		$9,313,096
New Hampshire - 0.7%
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4%, 10/20/2036	$6,655,000	$5,818,249
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,594,891	8,736,506
National Finance Authority, New Hampshire Municipal Certificates, “X”, 0.674%, 10/20/2036 (i)	29,180,000	1,517,725
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,771,781
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	830,000	686,875
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,741,481	6,246,781
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,260,000	1,309,089
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,255,000	1,290,435
		$27,377,441
New Jersey - 5.0%
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2029	$160,000	$164,769
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2030	130,000	133,286
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2031	130,000	132,879
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2032	225,000	228,466
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2034	225,000	225,753
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2033	125,000	133,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	$125,000	$132,930
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	205,000	183,315
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	170,000	150,839
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	245,000	215,587
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	3,875,000	4,063,265
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	475,000	488,409
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,310,000	1,373,646
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,360,613
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	280,000	296,475
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	440,000	451,929
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	670,000	687,041
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	440,000	449,808
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	374,840
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	372,305
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,120,512
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	685,000	686,357
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	345,230
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	819,737

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	$1,235,000	$1,113,355
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 3/01/2027	155,000	155,576
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	480,000	484,367
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	405,000	408,240
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,227,771
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	670,000	602,147
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	385,000	390,587
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	7,270,000	7,637,566
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031 (u)	8,400,000	7,427,112
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,843,651
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,179,091
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,638,671
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,376,779
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,255,000	1,284,501
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2030	590,000	636,052
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	638,063
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2032	790,000	856,448
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2033	355,000	378,554
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	4,315,000	4,270,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	$1,660,000	$1,705,786
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,691,254
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,400,000	1,422,147
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,405,000	1,419,361
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,240,000	1,251,590
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,445,000	1,455,508
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,406,362
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	4,475,000	3,870,036
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	11,485,000	9,831,853
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	328,931
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	455,624
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,195,638
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,169,971
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	6,190,000	5,920,366
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,409,083
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	458,654
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	6,905,000	6,942,425
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051 (u)	9,560,000	9,238,210

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	$8,230,000	$7,670,153
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,414,724
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,405,722
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,397,381
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,351,335
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	850,873
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	3,220,000	3,255,286
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	1,120,000	1,131,876
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	3,335,000	3,365,211
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,120,000	1,127,382
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,665,000	1,675,013
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,120,000	987,011
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,200,184
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,120,000	1,114,277
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,275,000	1,106,272
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	832,435
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	1,880,178
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	2,280,000	2,254,921
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	2,934,449
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,784,921
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	1,790,000	1,837,968

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$3,135,000	$3,277,678
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	8,788,690
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	7,281,957
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,503,704
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	3,691,453
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2029	12,340,000	9,151,551
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,669,095
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,362,376
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	2,573,639
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 4%, 7/15/2034	297,000	289,156
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 4%, 7/15/2036	290,000	270,619
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	606,584
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	730,000	767,099
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2028	450,000	482,546
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2023	790,000	801,499
Newark, NJ, General Obligation Refunding, “B”, AGM, 5%, 10/01/2025	395,000	410,852
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,067,188
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2032	1,990,000	2,080,295
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	597,367
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	2,873,021
		$203,437,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.4%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$1,810,000	$1,907,237
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	410,000	369,675
New Mexico Educational Assistance Foundation, Taxable, “B-1”, 2.106%, 9/01/2051	4,570,000	4,316,083
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	810,000	799,510
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,625,000	1,605,070
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,635,000	5,835,035
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	215,000	196,011
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	144,323
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	142,854
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	362,433
		$15,678,231
New York - 7.4%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2031	$730,000	$775,728
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2032	790,000	833,553
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2033	830,000	870,267
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	790,000	738,243
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,113,211
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	910,333
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	888,874
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	953,833
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	5,350,000	5,398,267
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	266,729

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	$2,170,000	$1,915,365
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	330,256
New York Dormitory Authority Rev. (Cornell University), “D”, 5%, 7/01/2035	465,000	526,088
New York Dormitory Authority Rev. (HYU Langone Hospitals Obligated Group), “A”, 4%, 7/01/2050	4,750,000	4,018,184
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	3,784,932
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2032	410,000	440,241
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	920,293
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,027,847
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2027	140,000	147,024
New York Dormitory Authority Rev. (St. John's University), “A”, 5%, 7/01/2028	130,000	137,678
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2029	335,000	333,353
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2030	670,000	662,289
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2031	790,000	776,179
New York Dormitory Authority Rev. (St. John's University), “A”, 4%, 7/01/2032	870,000	838,951
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	96,303
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	188,219
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	3,935,000	3,950,348
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2045	14,945,000	13,404,423
New York Dormitory Authority Rev., State Personal Income Tax, Tax-Exempt, “E”, 4%, 3/15/2042	14,455,000	13,227,048
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	541,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	$1,420,000	$1,284,441
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	14,825,000	13,254,791
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,437,733
New York Mortgage Agency Homeowner Mortgage Rev., “213”, 3%, 4/01/2050 (u)	27,300,000	25,594,842
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,384,715
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	6,005,000	5,204,159
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	5,494,588
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,317,393
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	960,000	960,000
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	485,058
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	605,000	605,275
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,115,000	1,113,424
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	1,890,000	1,849,290
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,310,850
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,798,067
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,220,050
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	912,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	$1,815,000	$1,699,272
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	745,000	686,771
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	280,000	285,440
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	505,000	499,047
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	250,000	245,772
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	38,956
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	405,000	393,228
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	170,000	142,976
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	332,908
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	450,000	462,652
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	375,000	391,058
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	410,000	422,209
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2033	1,195,000	1,213,373
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,100,000	1,111,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2035	$410,000	$413,579
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2036	745,000	750,262
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2037	895,000	899,089
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	215,000	213,888
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	7,070,761
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,357,106
New York Urban Development Corp., State Personal Income Tax Rev., “C”, 5%, 3/15/2034	1,145,000	1,201,376
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,811,435
New York, NY, General Obligation, “F-1”, 5%, 3/01/2037	3,540,000	3,738,664
New York, NY, General Obligation, “F-1”, 5%, 3/01/2039	3,540,000	3,709,354
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,440,926
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,234,957
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	700,000	612,191
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,965,000	1,970,855
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,560,828
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,141,524
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	810,000	838,602
New York, NY, Transitional Finance Authority Future Tax Secured Rev., “A-4”, 4%, 11/01/2038	2,585,000	2,441,959
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	775,986
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2035	790,000	769,071
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	5,607,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	$7,865,000	$7,112,290
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2037	3,430,000	3,608,512
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,523,948
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2037	1,795,000	1,716,376
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2038	2,205,000	2,085,615
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,590,607
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,656,240
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	969,651
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,750,000	1,585,472
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	725,000	646,161
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,170,000	1,015,753
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	967,278
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,365,542
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	7,451,466
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	815,000	765,201
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	830,000	769,396
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	510,000	467,533
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	1,981,963
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	645,000	571,136
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	680,000	715,776
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	535,000	555,780
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	885,000	912,412
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	815,000	836,119
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	850,000	868,023
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,200,000	1,220,893
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,391,355
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,767,073
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	1,710,000	1,721,449
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	1,400,000	1,406,574
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	570,999
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	695,000	588,665
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	1,135,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	$1,915,000	$1,605,376
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,200,720
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,445,885
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,605,093
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,236,259
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	1,960,180
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,572,659
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	823,517
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	750,000	763,605
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	380,000	386,271
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,148,825
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	7,490,232
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2034	1,180,000	1,268,624
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2035	1,255,000	1,343,829
Yonkers, NY, School Serial Bonds, “D”, AGM, 5%, 3/15/2035	960,000	1,024,845
		$300,144,464
North Carolina - 1.4%
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	$1,500,000	$1,466,809
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2029	415,000	443,186
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2030	445,000	476,037
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 5%, 5/01/2031	790,000	845,126
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	770,852
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	1,140,000	1,122,679

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	$10,840,000	$10,260,090
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	204,169
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	883,389
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	286,806
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	4,170,000	2,887,898
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	383,903
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	133,186
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	105,000	105,740
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	203,402
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	219,130
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	704,123
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	659,143
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	418,232
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,096,822
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,062,842
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	295,000	308,401

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	$80,000	$82,488
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,065,000	1,113,382
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	464,785
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	891,726
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,804,498
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	770,000	720,781
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,315,863
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	9,547,972
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,435,950
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2027	1,105,000	1,151,729
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2028	1,475,000	1,542,691
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2029	1,175,000	1,232,506
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,037,203
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2031	1,065,000	1,114,195
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	823,262
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	817,511
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,223,572
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	991,971
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,079,558
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	3,985,000	3,982,474
		$58,316,082

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - 0.8%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051 (u)	$10,685,000	$10,522,374
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	7,310,000	6,921,934
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	4,590,000	4,562,598
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,500,000	2,547,205
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,763,560
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	2,786,060
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	2,850,000	2,530,388
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	135,494
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	971,229
		$32,740,842
Ohio - 2.9%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Improvement Rev. (Children's Hospital Medical Center of Akron), 5%, 11/15/2038	$2,365,000	$2,389,095
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	710,000	730,466
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	355,000	364,107
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,105,000	1,130,721
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	355,000	320,769
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	4,005,000	3,264,560
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	17,420,000	14,633,014
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	2,784,173
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,060,000	8,139,068
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	499,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	$380,000	$287,397
Cuyahoga, OH, Metropolitan Housing Authority General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,904,309
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	2,843,753
Lancaster, PA, Port Authority Gas Supply Rev., “A”, 5%, 8/01/2049 (Put Date 2/01/2025)	4,130,000	4,214,317
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,701,166
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,188,244
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,370,000	1,164,365
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	813,317
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,545,014
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	693,739
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	115,000	105,693
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	85,000	71,237
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,569,332
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,090,000	3,029,356
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,176,994
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,296,967
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	2,943,666
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,930,000	5,905,212
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	226,661
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	286,818
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,374,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	$1,135,000	$1,083,537
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,160,000	1,111,740
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	890,000	915,404
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	850,000	868,731
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	895,000	913,067
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	1,535,000	1,556,591
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,990,000	2,987,877
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	6,025,000	6,020,120
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2034	685,000	694,561
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	440,429
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	423,127
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	393,834
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,366,340
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,164,996
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,122,150
		$119,660,006
Oklahoma - 0.5%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$90,000	$84,757
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	1,860,000	1,738,590
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	1,006,769
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,336,441
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,915,000	3,254,634
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	120,000	114,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	$640,000	$572,291
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	763,195
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	267,836
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	745,890
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	7,770,000	6,626,444
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	1,285,000	1,089,881
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,350,000	1,357,567
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	595,000	608,795
		$21,567,548
Oregon - 0.9%
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	$1,685,000	$1,657,464
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	1,190,000	995,540
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,125,000	1,105,600
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	630,000	526,585
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,610,000	1,383,246
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	693,301
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	7,896,352
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	590,000	581,936
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,120,101
Oregon Housing & Community Services Department, Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	5,725,000	5,758,148
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,053,692

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	$3,150,000	$3,349,948
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,380,000	1,453,538
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	575,000	507,714
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	880,000	712,982
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	415,000	328,218
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	2,480,000	1,922,402
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	700,000	613,163
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	280,000	247,086
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	380,000	347,314
		$37,254,330
Pennsylvania - 7.0%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$5,185,000	$4,472,961
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	843,529
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	805,869
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	775,000	774,999
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	250,042
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	130,685
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	303,188
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	734,586
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	1,575,000	1,578,379
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	389,183
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	814,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	$395,000	$375,731
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	369,534
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,807,719
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2051	1,180,000	1,046,740
Beaver County, PA, Aliquippa Water & Sewer Rev., BAM, 4%, 11/15/2055	1,255,000	1,105,654
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,768,724
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	658,455
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	768,094
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	2,638,195
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	1,328,462
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	546,957
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	787,478
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	4,191,062
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	6,977,250
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	2,782,019
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	435,000	453,407
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	745,000	674,919
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	705,000	600,369
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	3,530,000	2,913,434
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	180,000	181,434
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	215,000	216,116
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	265,000	265,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	$260,000	$255,338
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	135,000	129,385
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,283,014
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	821,979
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	388,437
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	466,582
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,160,000	1,209,448
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	995,000	1,034,754
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	500,000	517,959
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	370,000	370,993
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	248,983
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	853,657
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	578,852
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	25,959
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	119,412
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,814
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	95,000	95,439
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	260,000	261,201
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	2,825,496

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	$400,000	$348,506
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2030	670,000	686,484
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	402,121
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	401,051
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	424,445
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2051	1,845,000	1,607,270
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	5,054,638
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	465,000	326,899
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	465,000	385,132
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	290,000	303,047
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	370,000	386,646
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	385,000	395,984
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	210,000	215,992
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2034	645,000	685,417
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	6,255,000	5,271,820
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	4,759,556
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,065,000	4,150,698
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	535,000	545,311
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	562,472
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	500,000	528,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	$1,235,000	$1,329,768
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	740,000	771,618
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2030	1,575,000	1,703,417
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	211,463
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	748,510
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	549,149
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	565,311
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,744,131
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,340,587
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,480,000	1,246,907
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 3.125%, 5/01/2053	2,415,000	1,622,829
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,492,253
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,084,027
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,880,000	1,754,065
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,371,548
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	352,819
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	469,882
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	955,357
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	570,119
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	633,788

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	$1,255,000	$629,417
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	572,007
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	548,859
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	564,146
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	507,663
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	454,199
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	407,468
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	362,317
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	958,783
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	869,234
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	591,583
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	616,051
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2031	170,000	162,998
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 2.35%, 4/01/2049 (Put Date 1/17/2023)	7,320,000	7,298,304

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	$6,295,000	$6,101,803
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,590,000	1,484,849
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	207,187
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,100,000	835,209
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., Tax-Exempt, “A”, 4.5%, 6/01/2043	860,000	792,231
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	798,307
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	201,791
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	4,400,000	4,421,685
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	7,385,000	7,091,776
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2028	1,850,000	1,957,215
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2029	1,890,000	2,015,960
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2029	1,900,000	2,034,492
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,038,485
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,184,815
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	10,570,000	10,164,923
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2030	480,000	519,015
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	730,729
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	479,321

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	$505,000	$505,691
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	508,360
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,629,619
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,334,806
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,505,000	17,990,666
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	1,750,000	1,789,006
Philadelphia, PA, “B”, 5%, 2/01/2032	4,130,000	4,390,223
Philadelphia, PA, “B”, 5%, 2/01/2035	3,030,000	3,171,374
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2047	3,935,000	3,875,819
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2033	3,315,000	3,354,671
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	200,000	201,562
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	8,790,000	8,735,514
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	302,078
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	337,323
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	158,449
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	250,446
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	800,410
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,197,989
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	930,000	933,366
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	152,849
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	361,360
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	820,000	834,165

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	$8,505,000	$8,452,290
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,640,000	1,688,210
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,543,222
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	302,704
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	343,048
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	391,212
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,288,364
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,077,651
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	7,140,000	7,246,640
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,290,000	2,403,773
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2035	1,375,000	1,415,823
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2036	1,965,000	2,019,543
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), AGM, 5%, 7/01/2037	2,030,000	2,080,159
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,495,000	1,505,436
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	208,631
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	245,000	256,397
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	915,000	946,049
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	1,235,000	1,141,746
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	305,000	314,810

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	$980,000	$898,591
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	305,000	313,933
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	1,400,000	1,276,494
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	305,000	312,877
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	790,000	716,372
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	915,000	933,603
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	805,000	822,150
Philadelphia, PA, Water & Wastewater Refunding Rev., “A”, 5%, 11/01/2045	5,115,000	5,296,310
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2032	590,000	655,191
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	445,000	495,483
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	225,000	221,544
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	1,475,000	1,515,705
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	1,978,931
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	2,925,453
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	30,000	29,851
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	62,103
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	470,000	424,811
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	500,000	452,177
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	850,000	761,446
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,042,671
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	347,978
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	337,032
		$282,007,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$4,610,000	$4,442,860
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	3,940,000	3,965,803
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	290,000	288,220
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	520,000	523,395
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	4,210,000	4,119,188
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	1,560,000	1,522,307
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	450,000	445,789
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	487,632	448,196
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,035,194
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	7,617,119	7,651,222
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	1,625,722	1,641,442
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	1,611,004	1,644,458
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,620,900
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,607,955
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,283,654
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,865,019	2,449,113
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	924,466
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,195,220
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,191,807
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	247,900
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	2,323,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	$5,075,000	$3,755,500
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	5,932,575
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	898,425
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	495,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	237,600
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	2,231,212
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	350,000	348,201
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,490,204
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	180,000	174,913
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	130,000	129,926
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	169,587
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	91,570
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	374,984
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	1,139,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	998,662
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	275,000	204,188
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	3,047,962
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	764,562
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	29,904
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,071,256
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	226,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	$665,000	$668,192
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	1,805,000	1,787,711
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,430,000	2,399,385
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	360,181
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	211,969
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	478,913
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	1,428,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	1,596,375
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	560,588
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	1,722,600
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	1,410,937
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	2,065,000	2,048,999
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	150,000	151,997
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	290,727
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	680,648
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,697,874
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	19,055,000	16,821,798
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	4,425,977
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	85,629
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,435,000	1,206,962
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	86,000	79,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	$1,223,000	$974,866
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	231,000	166,092
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	7,011,821
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	6,064,572
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	7,706,000	1,737,265
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	279,775
		$122,735,065
Rhode Island - 0.5%
Providence, RI, “A”, 5%, 1/15/2025 (Prerefunded 1/15/2023)	$1,060,000	$1,065,696
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2028	280,000	299,380
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2029	295,000	317,145
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2030	300,000	324,096
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2031	315,000	341,178
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2032	335,000	361,860
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2033	350,000	375,727
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2034	365,000	390,291
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2035	395,000	421,511
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 5%, 11/01/2036	415,000	442,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2037	$525,000	$482,530
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2038	555,000	505,976
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2039	675,000	611,005
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2040	710,000	637,745
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev., (Providence College), “B”, 4%, 11/01/2041	140,000	124,862
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	728,182
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	587,640
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	542,473
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,955,000	1,578,185
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,150,000	4,630,887
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	555,000	556,360
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	881,113
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	2,910,000	2,680,403
		$18,886,320
South Carolina - 1.9%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$540,207
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,164,720
Rock Hill, SC, Combined Utility System Rev., “A”, 4%, 1/01/2049	3,425,000	2,909,619
South Carolina Housing Finance and Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	11,820,000	12,091,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	$380,000	$316,871
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	308,945
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,216,112
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,659,093
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,178,069
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), “C”, 5%, 7/01/2032	3,935,000	4,066,395
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,245,000	1,048,410
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	787,368
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	2,420,000	2,541,363
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,474,983
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	3,742,678
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	3,605,282
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,286,567
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,652,593
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,567,993
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,873,871
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,205,547
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	379,480
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	3,265,000	2,551,797
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,563,270

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	$850,000	$728,969
		$78,461,260
South Dakota - 0.4%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024 (Prerefunded 6/01/2023)	$790,000	$799,295
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	790,000	799,295
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026 (Prerefunded 6/01/2023)	1,105,000	1,118,001
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	1,570,000	1,476,152
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.245%, 6/01/2025	2,755,000	2,496,822
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable , 1.495%, 6/01/2026	1,970,000	1,725,373
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	6,025,000	6,021,566
		$14,436,504
Tennessee - 2.2%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$7,715,000	$7,752,407
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	5,505,000	5,444,673
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	638,296
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,225,366
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	5,705,000	5,786,803
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,207,527
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2031	200,000	209,195
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2032	910,000	943,812
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2033	1,380,000	1,422,908
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	2,988,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	$3,055,000	$3,124,876
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,258,871
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,417,334
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,575,520
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,745,047
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,549,639
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,115,000	2,122,909
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	135,000	131,252
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,367,728
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	7,748,947
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	291,508
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	390,251
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	222,107
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	270,272
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	247,334
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	279,033

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	$475,000	$218,477
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	1,880,000	1,896,582
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,263,964
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,687,590
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	907,230
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,586,188
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,843,990
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,875,151
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	882,065
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	1,984,819
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	700,000	683,142
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,100,000	1,087,803
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	280,000	279,072
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,345,000	1,336,833
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	5,775,000	5,770,900
		$90,665,566
Texas - 5.2%
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	$725,000	$688,207
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	515,000	555,782
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	475,000	517,679
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	670,000	727,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	$500,000	$541,593
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	495,000	534,681
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2057	4,400,000	4,550,849
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	945,000	987,834
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	775,000	804,967
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,063,278
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,306,065
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	845,119
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	566,927
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	830,080
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	148,100
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	384,046
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	243,716
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	351,468
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027 (Prerefunded 11/15/2022)	355,000	355,759
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 2/15/2052	2,250,000	2,076,906
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,630
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	504,095
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,894
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), PSF, 4.25%, 8/15/2052	2,500,000	2,276,470
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,602,240
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	268,015
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	861,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	$355,000	$283,782
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	407,788
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	230,000	207,509
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	232,216
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2050	190,000	163,197
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2029	200,000	217,444
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2030	160,000	175,455
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2031	260,000	286,650
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2032	260,000	265,427
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2033	235,000	238,083
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2034	225,000	225,669
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2035	200,000	198,137
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2036	230,000	224,907
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 4%, 3/01/2038	390,000	368,860
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2023	670,000	675,721
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	346,488
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	527,566
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	809,640
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	869,942
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	555,000	567,875
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	644,264
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	883,333
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2031	160,000	162,287
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	181,270
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	203,739
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	312,707
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	388,986
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	251,956
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	423,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, PSF, 4%, 2/15/2052	$4,005,000	$3,386,046
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2031	395,000	434,583
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2032	590,000	645,777
Greater Texas Cultural Education Facilities Finance Corp. Lease Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2033	630,000	686,232
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	3,140,000	3,054,462
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	944,103
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2031	1,200,000	1,224,722
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	6,777,143
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2035	1,240,000	1,174,516
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2036	2,195,000	2,067,632
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2037	2,970,000	2,778,410
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 4%, 10/01/2038	2,480,000	2,302,612
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	182,611
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	435,679
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	254,293
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	464,638
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,035,000	1,027,522
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	98,088
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	527,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	$2,175,000	$2,114,765
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	717,837
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	149,462
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	471,422
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,212,400
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	120,000	122,786
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	170,000	172,850
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	192,227
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	345,133
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2032	1,180,000	1,276,866
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2033	1,400,000	1,506,255
Lubbock, TX, Electric Light and Power System Rev., 4%, 4/15/2034	1,360,000	1,308,716
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	2,080,000	2,023,471
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	390,000	398,273
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,255,000	1,268,115
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,410,243
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032 (w)	420,000	357,824
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037 (w)	570,000	449,254
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042 (w)	900,000	665,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047 (w)	$1,475,000	$1,032,068
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057 (w)	3,155,000	2,106,544
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057 (w)	2,100,000	1,645,797
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	280,000	290,855
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	280,000	290,855
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	705,000	732,332
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029 (Prerefunded 4/01/2027)	185,000	197,966
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,250,000	1,264,234
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, PSF, 4%, 6/15/2052	1,375,000	1,224,512
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 3%, 8/15/2051	2,645,000	1,814,100
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2029	305,000	328,912
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2030	285,000	309,147
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2031	295,000	318,041
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2033	555,000	551,252
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2035	495,000	472,116
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2037	630,000	583,300
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2038	315,000	288,480
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	217,718
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	252,104
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	249,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	$14,750,000	$11,545,406
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,024,790
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	911,344
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,443,838
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	6,885,829
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	3,445,000	3,457,923
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	335,000	350,907
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	410,000	427,476
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	335,000	347,367
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	335,000	345,595
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	4,720,000	4,952,087
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	500,000	520,896
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	495,000	516,731
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	410,000	427,476
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	295,000	305,891
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	370,000	379,318
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	7,613,010
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	921,191
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,084,068
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,185,000	1,153,122
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	5,414,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	$620,000	$587,566
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2031	180,000	182,379
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	159,481
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	198,054
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	157,038
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	130,280
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	150,921
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	10,620,000	10,674,374
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,885,000	5,620,787
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,390,000	2,402,356
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,715,000	4,940,590
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,770,000	10,106,118
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	785,000	807,683
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	2,245,000	2,303,072
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	650,000	664,647
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	6,230,000	5,690,374
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,180,000	1,208,339
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	940,000	959,240
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	818,156
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	3,935,000	4,177,027
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,074,811
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	159,428
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	109,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	$295,000	$114,497
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	107,447
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	201,665
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	259,275
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	199,239
University of Texas, System Rev., “J”, 5%, 8/15/2028	3,935,000	4,172,894
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, PSF, 4%, 8/15/2052	2,015,000	1,777,393
		$209,374,706
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$1,365,000	$1,400,505
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	285,000	292,281
		$1,692,786
Utah - 0.6%
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	$230,000	$239,279
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	205,000	211,448
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,489,105
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	808,625
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,797,702
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “A”, 5%, 5/15/2043	3,935,000	4,052,217
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	684,723	680,104
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	390,629	387,994
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	2,868,968	2,656,762
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	635,903	632,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	$11,040,166	$10,172,768
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	1,022,051	989,580
		$25,118,580
Vermont - 0.3%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$775,252
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	215,000	210,725
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	406,680
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	225,000	220,620
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	454,795
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	215,000	211,166
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	225,000	220,738
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	5,520,000	4,688,002
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	3,020,000	2,826,976
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	925,000	770,895
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	476,068
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	742,648
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 4.375%, 6/15/2040	1,625,000	1,488,536
		$13,493,101

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 0.8%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$685,000	$600,628
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	320,000	280,585
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	9,396,313
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043 (Prerefunded 3/01/2023)	1,655,000	1,681,746
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,239,026
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,140,000	3,294,639
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,715,000	1,711,330
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 9.81%, 8/23/2027 (p)	2,600,000	2,879,446
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	1,145,000	1,136,018
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	2,994,332
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	134,374
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	246,133
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	775,000	628,070
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	230,000	201,601
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	634,419
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	564,952
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	300,419
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	315,000	320,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	$315,000	$320,920
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	512,916
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	168,948
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	414,028	41
		$31,247,465
Washington - 2.2%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$10,225,000	$10,597,028
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	10,030,000	8,781,558
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,504,497
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,907,233
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,551,482
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,857,193
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	985,902
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	7,865,000	8,052,955
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	3,165,000	3,304,808
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,065,747
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,022,073
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	1,950,481
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	4,898,957
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	407,645
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,475,000	1,486,895
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,346,624
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,593,799
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,376,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	$12,625,574	$10,714,493
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	5,375,000	5,097,966
		$89,503,953
West Virginia - 0.4%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,095,000	$930,889
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,308,860
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,288,279
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,204,862
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	663,770
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	200,280
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	5,505,000	4,601,712
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	505,000	468,127
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	438,769
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	559,994
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2031	335,000	347,192
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2032	220,000	226,234
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2033	425,000	428,629
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2035	520,000	516,637
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041	470,000	424,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	$475,000	$414,476
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051	345,000	299,724
		$18,322,666
Wisconsin - 2.4%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$515,000	$329,817
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	475,814
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	429,554
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,120,000	606,748
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	588,551
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	900,273
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	919,144
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	938,620
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	380,146
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	261,109
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	332,884
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	302,433
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	265,681
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	320,467
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	292,342
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	277,821
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	267,646
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	234,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	$140,000	$54,939
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	95,000	99,058
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	868,958
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	792,179
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	624,664
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	550,000	463,902
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	975,000	733,543
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	1,495,000	1,055,770
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	145,000	145,006
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	355,000	349,442
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	1,475,000	1,449,634
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	565,375
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	825,000	680,591
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	5,118,898
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	105,000	99,824
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	370,000	375,759
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	500,000	507,782
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	2,015,000	2,046,362
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	3,505,000	3,448,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	$995,000	$998,885
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,414,092
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,633,723
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	154,455
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	449,426
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	306,408
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	94,429
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	94,245
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	1,150,000	1,016,459
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	885,388
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	515,000	439,947
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	50,000	49,479
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	123,550
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	155,893
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	511,102
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	480,000	459,866
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,225,651
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,040,068

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	$2,480,000	$1,726,550
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	1,320,000	892,277
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	8,907,401
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	4,090,000	3,662,393
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	159,915
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	3,693,279
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	799,170
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	157,261
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	204,879
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	553,278
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	490,000	499,276
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	240,646
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	313,943
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	785,000	723,156
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	788,434
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	1,913,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	$1,860,000	$1,577,384
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	403,536
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	375,225
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	308,967
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	615,289
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	3,720,713
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	303,730
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	546,811
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	462,600
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	385,000	393,763
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	514,699
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	445,000	455,129
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	403,432
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,743,132
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,812,039
Wisconsin Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	3,937,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	$335,000	$261,696
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	932,237
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,552,333
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	291,498
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	923,036
Wisconsin Public Finance Authority, Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	6,292,233
		$95,719,347
Wyoming - 0.3%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$175,000	$162,007
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	160,000	145,575
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050 (u)	7,035,000	6,924,480
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	4,040,000	3,867,529
		$11,099,591
Total Municipal Bonds (Identified Cost, $4,464,805,392)		$4,030,458,432
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,341,334
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	3,778,939
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	491,744
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,945,000	1,329,344
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	20,076,955	4,880,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	$2,925,000	$1,468,192
		$17,290,327
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028 (Identified Cost, $314,840)	$385,000	$269,500
Total Bonds (Identified Cost, $21,074,270)		$17,559,827
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
Freddie Mac, 2.625%, 6/15/2035 (n)	$13,515,000	$11,262,504
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	12,585,996	1,315,998
Total Other Municipal Bonds (Identified Cost, $15,386,094)		$12,578,502
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $4,212,949)	$7,287,661	$3,643,830
Investment Companies (h) - 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $55,437,198)	55,441,300	$55,446,845

Other Assets, Less Liabilities - (1.6)%		(65,739,873)
Net Assets - 100.0%		$4,053,947,563

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $55,446,845 and $4,064,240,591, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $258,450,805, representing 6.4% of net assets.
(p)	Primary market inverse floater.

Portfolio of Investments (unaudited) – continued
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	$100,000	$64,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	713,358	422,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/17	1,083,653	636,800
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	180,000	115,200
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/21	9,408,365	7,324,620
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,836,946	2,987,147
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,828,768	2,980,781
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/21	3,493,744	2,719,957
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/21	2,404,354	1,871,843
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029	5/22/19	410,905	351,198
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039	5/22/19	992,400	767,456

Portfolio of Investments (unaudited) – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054	5/22/19	$1,569,773	$1,108,265
Total Restricted Securities			$21,349,667
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 9/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,505,478,705)	$4,064,240,591
Investments in affiliated issuers, at value (identified cost, $55,437,198)	55,446,845
Receivables for
Investments sold	6,421,923
Fund shares sold	11,553,960
Interest	48,075,079
Other assets	67,804
Total assets	$4,185,806,202
Liabilities
Payable to custodian	$41,892
Payables for
Distributions	1,416,415
Fund shares reacquired	12,630,956
When-issued investments purchased	26,597,464
Interest expense and fees	562,979
Payable to the holders of the floating rate certificates	88,989,533
Payable to affiliates
Investment adviser	78,866
Administrative services fee	3,341
Shareholder servicing costs	1,203,019
Distribution and service fees	27,630
Payable for independent Trustees' compensation	3,315
Accrued expenses and other liabilities	303,229
Total liabilities	$131,858,639
Net assets	$4,053,947,563
Net assets consist of
Paid-in capital	$4,630,970,626
Total distributable earnings (loss)	(577,023,063)
Net assets	$4,053,947,563
Shares of beneficial interest outstanding	523,597,126

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,743,255,592	225,095,559	$7.74
Class B	2,048,616	264,044	7.76
Class C	69,413,382	8,928,920	7.77
Class I	1,326,392,273	171,364,937	7.74
Class R6	622,259,083	80,456,045	7.73
Class A1	290,518,787	37,479,910	7.75
Class B1	59,830	7,711	7.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.08 [100 / 95.75 x $7.74] and $8.09 [100 / 95.75 x $7.75], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 9/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$79,032,735
Dividends from affiliated issuers	570,389
Other	535
Total investment income	$79,603,659
Expenses
Management fee	$8,835,957
Distribution and service fees	3,403,504
Shareholder servicing costs	1,787,898
Administrative services fee	361,092
Independent Trustees' compensation	42,827
Custodian fee	200,485
Shareholder communications	77,118
Audit and tax fees	33,615
Legal fees	12,343
Interest expense and fees	831,130
Miscellaneous	195,694
Total expenses	$15,781,663
Fees paid indirectly	(2,436)
Reduction of expenses by investment adviser and distributor	(344,318)
Net expenses	$15,434,909
Net investment income (loss)	$64,168,750
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(117,244,564)
Affiliated issuers	(4,788)
Net realized gain (loss)	$(117,249,352)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(350,904,728)
Affiliated issuers	8,288
Net unrealized gain (loss)	$(350,896,440)
Net realized and unrealized gain (loss)	$(468,145,792)
Change in net assets from operations	$(403,977,042)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22
Change in net assets
From operations
Net investment income (loss)	$64,168,750	$139,238,327
Net realized gain (loss)	(117,249,352)	14,185,696
Net unrealized gain (loss)	(350,896,440)	(412,752,135)
Change in net assets from operations	$(403,977,042)	$(259,328,112)
Total distributions to shareholders	$(67,159,222)	$(137,973,519)
Change in net assets from fund share transactions	$(1,475,929,530)	$736,479,314
Total change in net assets	$(1,947,065,794)	$339,177,683
Net assets
At beginning of period	6,001,013,357	5,661,835,674
At end of period	$4,053,947,563	$6,001,013,357
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.54	$9.09	$8.68	$8.77	$8.63	$8.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.20	$0.23	$0.26	$0.32	$0.31
Net realized and unrealized gain (loss)	(0.77)	(0.55)	0.41	(0.09)	0.11	(0.02)
Total from investment operations	$(0.67)	$(0.35)	$0.64	$0.17	$0.43	$0.29
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.23)	$(0.26)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$7.74	$8.54	$9.09	$8.68	$8.77	$8.63
Total return (%) (r)(s)(t)(x)	(8.14)(n)	(4.01)	7.43	1.88	5.14	3.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77(a)	0.73	0.74	0.78	0.77	0.77
Expenses after expense reductions (f)	0.76(a)	0.71	0.73	0.77	0.75	0.73
Net investment income (loss)	2.53(a)	2.16	2.57	2.89	3.74	3.49
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$1,743,256	$3,370,745	$3,166,883	$2,386,528	$1,683,822	$1,418,893
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.72(a)	0.70	0.72	0.73	0.73	0.72
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.56	$9.10	$8.69	$8.78	$8.65	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.17	$0.20	$0.26	$0.24
Net realized and unrealized gain (loss)	(0.78)	(0.54)	0.40	(0.10)	0.10	(0.02)
Total from investment operations	$(0.71)	$(0.41)	$0.57	$0.10	$0.36	$0.22
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.16)	$(0.19)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$7.76	$8.56	$9.10	$8.69	$8.78	$8.65
Total return (%) (r)(s)(t)(x)	(8.46)(n)	(4.61)	6.63	1.14	4.23	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.51(a)	1.46	1.48	1.52	1.50	1.48
Net investment income (loss)	1.80(a)	1.42	1.87	2.19	2.99	2.75
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$2,049	$2,790	$4,777	$7,843	$12,579	$18,135
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48(a)	1.45	1.46	1.48	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.57	$9.12	$8.71	$8.80	$8.66	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.17	$0.19	$0.26	$0.24
Net realized and unrealized gain (loss)	(0.78)	(0.55)	0.40	(0.09)	0.11	(0.02)
Total from investment operations	$(0.71)	$(0.42)	$0.57	$0.10	$0.37	$0.22
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.16)	$(0.19)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$7.77	$8.57	$9.12	$8.71	$8.80	$8.66
Total return (%) (r)(s)(t)(x)	(8.45)(n)	(4.71)	6.62	1.13	4.35	2.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.51(a)	1.46	1.48	1.52	1.50	1.49
Net investment income (loss)	1.80(a)	1.42	1.86	2.16	2.99	2.74
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$69,413	$90,334	$113,569	$155,843	$151,636	$181,793
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48(a)	1.45	1.46	1.48	1.48	1.48
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.54	$9.08	$8.67	$8.76	$8.63	$8.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.25	$0.28	$0.34	$0.33
Net realized and unrealized gain (loss)	(0.77)	(0.54)	0.41	(0.09)	0.10	(0.01)
Total from investment operations	$(0.66)	$(0.32)	$0.66	$0.19	$0.44	$0.32
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.22)	$(0.25)	$(0.28)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$7.74	$8.54	$9.08	$8.67	$8.76	$8.63
Total return (%) (r)(s)(t)(x)	(8.02)(n)	(3.66)	7.70	2.13	5.27	3.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.48	0.49	0.53	0.52	0.52
Expenses after expense reductions (f)	0.51(a)	0.46	0.48	0.52	0.51	0.49
Net investment income (loss)	2.80(a)	2.41	2.82	3.15	3.99	3.74
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$1,326,392	$1,498,236	$1,389,505	$1,042,592	$870,855	$672,870
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48(a)	0.45	0.47	0.48	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18(i)
Net asset value, beginning of period	$8.53	$9.08	$8.67	$8.76	$8.62	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.26	$0.29	$0.35	$0.22
Net realized and unrealized gain (loss)	(0.78)	(0.56)	0.41	(0.09)	0.11	(0.15)
Total from investment operations	$(0.66)	$(0.33)	$0.67	$0.20	$0.46	$0.07
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.22)	$(0.26)	$(0.29)	$(0.32)	$(0.22)
Net asset value, end of period (x)	$7.73	$8.53	$9.08	$8.67	$8.76	$8.62
Total return (%) (r)(s)(t)(x)	(8.00)(n)	(3.71)	7.78	2.21	5.48	0.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44(a)	0.41	0.42	0.46	0.45	0.42(a)
Expenses after expense reductions (f)	0.43(a)	0.39	0.41	0.45	0.43	0.41(a)
Net investment income (loss)	2.88(a)	2.48	2.90	3.22	4.06	3.77(a)
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$622,259	$702,294	$605,320	$591,947	$491,400	$492,474
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40(a)	0.38	0.39	0.41	0.41	0.40(a)
See Notes to Financial Statements

Financial Highlights – continued
Class A1	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.55	$9.10	$8.69	$8.78	$8.64	$8.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.25	$0.28	$0.34	$0.33
Net realized and unrealized gain (loss)	(0.78)	(0.55)	0.41	(0.09)	0.12	(0.02)
Total from investment operations	$(0.66)	$(0.33)	$0.66	$0.19	$0.46	$0.31
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.22)	$(0.25)	$(0.28)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$7.75	$8.55	$9.10	$8.69	$8.78	$8.64
Total return (%) (r)(s)(t)(x)	(8.01)(n)	(3.76)	7.70	2.14	5.40	3.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.48	0.49	0.53	0.52	0.52
Expenses after expense reductions (f)	0.51(a)	0.46	0.48	0.52	0.51	0.49
Net investment income (loss)	2.81(a)	2.42	2.85	3.18	3.99	3.75
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$290,519	$336,545	$381,748	$421,338	$454,350	$476,864
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48(a)	0.45	0.47	0.48	0.48	0.48
See Notes to Financial Statements

Financial Highlights – continued
Class B1	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22	3/31/21	3/31/20	3/31/19	3/31/18
Net asset value, beginning of period	$8.56	$9.10	$8.69	$8.78	$8.65	$8.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.19	$0.22	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.78)	(0.54)	0.40	(0.09)	0.10	(0.02)
Total from investment operations	$(0.70)	$(0.39)	$0.59	$0.13	$0.38	$0.24
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.15)	$(0.18)	$(0.22)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$7.76	$8.56	$9.10	$8.69	$8.78	$8.65
Total return (%) (r)(s)(t)(x)	(8.34)(n)	(4.38)	6.90	1.38	4.49	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.48	1.49	1.53	1.52	1.52
Expenses after expense reductions (f)	1.26(a)	1.21	1.23	1.27	1.25	1.24
Net investment income (loss)	2.06(a)	1.62	2.12	2.45	3.24	2.99
Portfolio turnover	13(n)	14	24	23	19	21
Net assets at end of period (000 omitted)	$60	$69	$34	$58	$91	$114
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.23(a)	1.20	1.21	1.23	1.23	1.23

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,046,680,764	$—	$4,046,680,764
U.S. Corporate Bonds	—	17,559,827	—	17,559,827
Mutual Funds	55,446,845	—	—	55,446,845
Total	$55,446,845	$4,064,240,591	$—	$4,119,687,436
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters and primary market inverse floaters, both of which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At September 30, 2022, the fund’s payable to the holders of the floating rate certificates was $88,989,533 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 2.50%. For the six months ended September 30, 2022, the average payable to the holders of the settled floating rate certificates was $93,088,913 at a weighted average interest rate of 1.22%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate certificates and associated fees. For the six months ended September 30, 2022, the related interest expense and fees amounted to $816,965 which is included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are presented as fund investments and are not accounted for as secured borrowings.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring,

Notes to Financial Statements (unaudited) - continued
incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/22
Ordinary income (including any short-term capital gains)	$2,139,324
Tax-exempt income	135,834,195
Total distributions	$137,973,519

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/22
Cost of investments	$4,474,459,057
Gross appreciation	12,860,149
Gross depreciation	(456,621,303)
Net unrealized appreciation (depreciation)	$(443,761,154)
As of 3/31/22
Undistributed ordinary income	1,636,980
Undistributed tax-exempt income	28,389,089
Capital loss carryforwards	(32,132,275)
Other temporary differences	(12,225,397)
Net unrealized appreciation (depreciation)	(91,555,196)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(32,132,275)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/22	Year ended 3/31/22
Class A	$31,707,736	$73,518,048
Class B	23,037	53,152
Class C	770,224	1,476,425
Class I	20,140,011	36,821,521
Class R6	9,900,511	17,161,799
Class A1	4,616,991	8,941,490
Class B1	712	1,084
Total	$67,159,222	$137,973,519

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.3 billion	0.40%
In excess of $1.3 billion and up to $2 billion	0.37%
In excess of $2 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, this management fee reduction amounted to $343,792, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6	A1	B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,942 and $807 for the six months ended September 30, 2022, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,991,695
Class B	0.75%	0.25%	1.00%	1.00%	11,969
Class C	0.75%	0.25%	1.00%	1.00%	399,513
Class B1	0.75%	0.25%	1.00%	0.75%	327
Total Distribution and Service Fees					$3,403,504
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2022 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, this reduction amounted to $82 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended September 30, 2022, this rebate amounted to $283 and $161 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A and Class A1 shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2022, were as follows:
Amount
Class A	$218,271
Class B	1,148
Class C	4,100
Class A1	—
Class B1	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the

Notes to Financial Statements (unaudited) - continued
six months ended September 30, 2022, the fee was $95,482, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,692,416.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,001 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $990 at September 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS purchased 5,394 shares of Class B1 for an aggregate amount of $50,000. On  June 18, 2021, MFS redeemed 6,458 shares of Class R6 for an aggregate amount of $59,669.  On August 3, 2022, MFS redeemed 24 shares of Class R6 for an aggregate amount of $200.
At September 30, 2022, MFS held approximately 72% of the outstanding shares of Class B1.
During the six months ended September 30, 2022, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,809,098.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended September 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $612,902,863 and $950,057,077, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	47,155,057	$389,160,833	203,133,254	$1,835,461,184
Class B	16	138	840	7,720
Class C	531,367	4,360,449	1,184,388	10,886,943
Class I	62,294,627	510,958,379	61,675,344	562,581,338
Class R6	25,910,150	211,871,225	29,510,794	268,353,838
Class A1	97,494	796,919	185,947	1,704,126
Class B1	—	—	5,394	49,999
	135,988,711	$1,117,147,943	295,695,961	$2,679,045,148
Shares issued to shareholders in reinvestment of distributions
Class A	3,649,032	$29,859,812	7,891,374	$71,768,268
Class B	2,715	22,197	5,359	48,959
Class C	84,151	689,103	145,096	1,326,234
Class I	1,756,427	14,317,245	3,011,695	27,373,155
Class R6	1,178,933	9,599,267	1,843,579	16,730,145
Class A1	495,076	4,040,804	854,441	7,783,143
Class B1	87	712	119	1,084
	7,166,421	$58,529,140	13,751,663	$125,030,988
Shares reacquired
Class A	(220,278,307)	$(1,815,626,586)	(164,813,169)	$(1,481,389,621)
Class B	(64,776)	(531,170)	(204,846)	(1,879,284)
Class C	(2,224,134)	(18,245,670)	(3,241,223)	(29,635,973)
Class I	(68,220,635)	(559,833,122)	(42,132,919)	(380,723,316)
Class R6	(28,977,652)	(236,970,854)	(15,706,950)	(140,738,693)
Class A1	(2,485,491)	(20,395,348)	(3,636,820)	(33,219,842)
Class B1	(474)	(3,863)	(1,108)	(10,093)
	(322,251,469)	$(2,651,606,613)	(229,737,035)	$(2,067,596,822)

Notes to Financial Statements (unaudited) - continued
	Six months ended 9/30/22		Year ended 3/31/22
	Shares	Amount	Shares	Amount
Net change
Class A	(169,474,218)	$(1,396,605,941)	46,211,459	$425,839,831
Class B	(62,045)	(508,835)	(198,647)	(1,822,605)
Class C	(1,608,616)	(13,196,118)	(1,911,739)	(17,422,796)
Class I	(4,169,581)	(34,557,498)	22,554,120	209,231,177
Class R6	(1,888,569)	(15,500,362)	15,647,423	144,345,290
Class A1	(1,892,921)	(15,557,625)	(2,596,432)	(23,732,573)
Class B1	(387)	(3,151)	4,405	40,990
	(179,096,337)	$(1,475,929,530)	79,710,589	$736,479,314
Effective June 1, 2019, purchases of the fund’s Class B and Class B1 shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2022, the fund’s commitment fee and interest expense were $14,028 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$117,250,011	$686,219,142	$748,025,808	$(4,788)	$8,288	$55,446,845

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$570,389	$—
(8) Redemptions In-Kind
On June 10, 2022, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $1,159,669,807.  The redeeming shareholder generally receives a pro rata share of the securities held by the fund.  The distribution of such securities generated a realized loss of $(48,154,312) for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Board Review of Investment Advisory Agreement
MFS Municipal Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by

Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate  accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion, $2 billion, $5 billion and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
September 30, 2022
MFS®  Municipal
Intermediate Fund
MIU-SEM

MFS® Municipal
Intermediate Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ousting of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. The latest wave of COVID-19 cases appears to be receding in Asia, and cases outside Asia, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
November 14, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	16.1%
Universities - Colleges	10.0%
General Obligations - General Purpose	10.0%
Airport Revenue	8.2%
Housing - Single Family	7.7%
State & Local Agencies	6.1%
Healthcare Revenue - Long-Term Care	6.0%
Water & Sewer Utility Revenue	4.5%
General Obligations - Schools	3.5%
Student Loans Revenue	3.1%
Composition including fixed income credit quality (a)(i)
AAA	6.2%
AA	26.9%
A	33.0%
BBB	21.6%
BB	3.1%
B (o)	0.0%
CCC	0.1%
CC (o)	0.0%
D	0.6%
Not Rated	7.1%
Cash & Cash Equivalents	1.4%
Portfolio facts
Average Duration (d)	6.0
Average Effective Maturity (m)	9.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of September 30, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
April 1, 2022 through September 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022 through September 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/22	Ending Account Value 9/30/22	Expenses Paid During Period (p) 4/01/22-9/30/22
A	Actual	0.70%	$1,000.00	$943.14	$3.41
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
C	Actual	1.45%	$1,000.00	$940.52	$7.05
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
I	Actual	0.45%	$1,000.00	$945.23	$2.19
	Hypothetical (h)	0.45%	$1,000.00	$1,022.81	$2.28
R6	Actual	0.38%	$1,000.00	$944.50	$1.85
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.1%
Alabama - 1.7%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	$480,000	$480,357
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	495,000	502,057
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	315,000	312,033
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 5%, 3/01/2030	240,000	259,926
		$1,554,373
Alaska - 0.2%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series “1”, 5%, 12/01/2027	$200,000	$212,905
Arizona - 1.9%
Arizona Board of Regents, Arizona State University System Rev., “B”, 5%, 7/01/2026	$270,000	$286,540
Arizona Board of Regents, Arizona State University System Rev., “B”, 5%, 7/01/2027	285,000	305,944
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	125,000	129,751
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	750,000	776,123
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	5,000	3,692
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	15,000	12,889
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2026	245,000	235,446
		$1,750,385
Arkansas - 0.5%
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$125,000	$120,430
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2025	150,000	157,599
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 5%, 12/01/2026	140,000	148,928
		$426,957
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 4.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$120,981
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	17,741
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2032 (n)	500,000	510,719
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	87,376
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	92,272
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	130,385
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	81,646
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5%, 11/01/2028	275,000	294,806
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “F”, 5%, 5/15/2033	580,000	599,573
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	121,611
University of California Regents, Medical Center Pooled Rev., “P”, 5%, 5/15/2035	630,000	674,979
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2033	1,000,000	1,034,360
		$3,766,449
Colorado - 2.2%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$217,903
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	125,000	119,707
Colorado Health Facilities Authority Rev. (Intermountain Healthcare, Inc.), “C”, 5%, 5/15/2062 (Put Date 8/15/2028)	635,000	676,271
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	212,905
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2031	750,000	788,306
		$2,015,092
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 0.5%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$257,474
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	225,000	223,160
		$480,634
District of Columbia - 0.9%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$229,988
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	100,000	100,026
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	260,000	242,197
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	250,000	261,385
		$833,596
Florida - 3.2%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$81,076
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	500,000	459,575
Greater Orlando, FL, Aviation Authority, Airport Facilities Rev., “A”, 5%, 10/01/2031	500,000	525,544
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2033	350,000	349,260
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2026	300,000	288,419
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	158,820
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	160,504
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	84,463
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026	190,000	180,596
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	200,000	218,096
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2028	400,000	430,938
		$2,937,291
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 3.7%
Bleckley-Dodge County, GA, Joint Development Authority Refunding Rev. (USG Real Estate Foundation VII LLC Project), 5%, 7/01/2036	$75,000	$79,275
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	205,813
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2025	225,000	228,067
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2026	175,000	178,144
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2027	125,000	127,217
Cobb County, GA, Development Authority Lease Rev. (KSU University II Real Estate Foundation LLC Project), 4%, 7/15/2028	150,000	152,997
Columbus, GA, Medical Center Hospital Authority Rev. Anticipation Certificates (Piedmont Healthcare, Inc. Project), “B”, 5%, 7/01/2054 (Put Date 7/01/2029)	1,000,000	1,060,478
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	500,000	499,581
Georgia Private Colleges & Universities Authority Rev. (Emory University), “B”, 4%, 9/01/2039	985,000	916,030
		$3,447,602
Guam - 1.9%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$100,000	$99,867
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	5,000	4,992
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	4,985
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	4,951
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	30,000	24,207
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	265,805
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	105,000	99,644
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	56,650
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	175,000	159,737
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.699%, 10/01/2026	25,000	22,413
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	55,000	45,585
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	66,212
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$110,000	$112,075
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2037	135,000	137,381
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2040	380,000	385,298
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	302,275
		$1,792,077
Idaho - 0.1%
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	$60,000	$57,128
Illinois - 5.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$245,000	$214,976
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	70,000	72,746
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	100,000	83,026
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	45,118
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	145,000	147,543
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	40,000	40,795
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	45,000	45,843
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	101,529
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	138,488
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	132,750	132,859
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2033 (w)	400,000	414,009
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2034 (w)	200,000	206,044
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	200,000	209,541
East Moline, IL, General Obligation, Taxable, BAM, 1.665%, 1/15/2025	250,000	231,629
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 4%, 10/01/2026	300,000	305,983
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2032	655,000	639,518
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	65,530
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	90,000	76,684
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	$5,000	$3,776
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	100,000	102,975
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	112,372
Illinois Housing Development Authority Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	499,864
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	166,219
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	83,550
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	50,000	52,091
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	44,081
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	99,272
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	206,898
State of Illinois, “A”, 5%, 10/01/2028	100,000	102,284
State of Illinois, General Obligation, 5%, 2/01/2029	165,000	167,668
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	152,687
State of Illinois, General Obligation Refunding, AGM, 4%, 2/01/2031	100,000	96,516
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	120,000	122,887
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	175,000	178,787
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	130,034
		$5,493,822
Indiana - 3.7%
Ball St. University, IN, Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$212,890
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	97,194
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	94,090
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 4%, 10/01/2031 (Put Date 10/02/2023)	500,000	500,080
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 2.45%, 11/15/2025	30,000	27,069
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	206,260
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 1/01/2030	500,000	530,526
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 5%, 7/01/2030	285,000	302,535
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2028	$225,000	$241,386
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2028	100,000	107,883
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2029	220,000	236,585
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 7/01/2029	220,000	237,142
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “C-1”, GNMA, 5%, 1/01/2030	225,000	241,956
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	195,477
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	124,546
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	102,417
		$3,458,036
Iowa - 0.4%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	$245,000	$243,046
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	10,000	9,075
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	115,000	85,628
		$337,749
Kansas - 1.0%
Kansas Development Finance Authority Hospital Rev. (Advent Health Obligated Group), “B-1”, 5%, 11/15/2054 (Put Date 11/15/2028)	$600,000	$635,683
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	125,000	119,789
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	150,000	142,503
		$897,975
Kentucky - 1.7%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$105,000	$97,570
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2031	500,000	516,467
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2024	10,000	10,302
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2028	200,000	215,874
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Public Energy Authority of Kentucky, Gas Supply Rev., “A-1”, 4%, 8/01/2052 (Put Date 8/01/2030)	$750,000	$713,377
		$1,553,590
Louisiana - 1.4%
Jefferson Parish, LA, Consolidated Sewerage District 1 Rev., BAM, 4%, 2/01/2033	$1,000,000	$998,818
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	200,000	204,886
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	99,995
		$1,303,699
Maryland - 2.0%
Baltimore, MD, Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 4%, 7/01/2038	$450,000	$426,230
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.47%, 3/01/2023	525,000	518,070
Chestertown, MD, Economic Development Rev., Taxable (Washington College Project), “B”, 1.78%, 3/01/2024	550,000	525,701
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	135,000	146,375
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	250,000	259,876
		$1,876,252
Massachusetts - 1.6%
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2040	$970,000	$968,000
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	100,000	96,653
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 4%, 7/01/2036	90,000	80,780
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	45,000	40,576
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	315,000	272,632
		$1,458,641
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 0.8%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028	$200,000	$200,352
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026) (w)	325,000	338,219
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	30,000	30,555
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	35,000	35,512
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	20,343
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	45,000	45,726
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	101,639
		$772,346
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	$125,000	$118,604
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	150,000	151,037
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	230,000	217,423
		$487,064
Mississippi - 0.2%
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$65,000	$66,624
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	100,000	94,680
		$161,304
Missouri - 1.2%
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$151,910
Missouri Health & Educational Facilities Authority Health Facilities Rev. (Saint Luke's Health System, Inc.), 5%, 11/15/2029	655,000	682,574
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	116,983
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	$200,000	$202,457
		$1,153,924
New Hampshire - 0.4%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$279,482	$254,479
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	105,000	107,809
		$362,288
New Jersey - 3.7%
Atlantic City, NJ, Tax Appeal Refunding Bonds, 5%, 12/01/2024	$85,000	$84,093
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2027	210,000	215,013
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2028	275,000	281,194
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2029	250,000	256,013
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030 (Prerefunded 6/15/2024)	115,000	116,551
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	95,000	98,177
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	220,000	218,876
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	98,976
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	600,000	513,636
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	209,102
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	65,000	64,662
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	70,000	69,267
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2028	54,000	58,019
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	194,120
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2036	410,000	430,848
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5%, 11/01/2037	375,000	392,819
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
State of New Jersey, General Obligation, 4%, 6/01/2036	$145,000	$139,108
		$3,440,474
New Mexico - 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	$115,000	$119,082
New York - 7.1%
Build NYC Resource Corp. Rev. (Grand Course Academy Charter School Project), “A”, 5%, 7/01/2032	$300,000	$303,227
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	330,000	342,767
Genesse County, NY, Funding Corp. Rev. (Rochester Regional Health Project), Tax-Exempt, “A”, 5%, 12/01/2027	685,000	710,574
Long Beach, NY, General Obligation, “B”, BAM, 5.25%, 7/15/2032	200,000	212,399
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	295,000	306,544
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	950,000	883,054
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	4,609
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), “A”, 5%, 12/01/2032	270,000	272,222
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2030	750,000	764,571
Oyster Bay, NY, Public Improvement Rev., AGM, 5%, 8/01/2028	500,000	544,866
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B-1”, 4%, 6/01/2050	15,000	12,705
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	473,428
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”D-1“, 5%, 11/15/2028	750,000	815,428
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	130,779
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2030	750,000	810,430
		$6,587,603
North Carolina - 1.0%
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	$750,000	$806,519
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	123,597
		$930,116
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - 3.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2025	$450,000	$469,116
Akron, Bath, & Copley, OH, Joint Township Hospital District, Hospital Rev. (Children's Hospital Medical Center of Akron), “A”, 5%, 11/15/2026	500,000	525,495
Allen County, OH, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “B-2”, 5%, 10/01/2051 (Put Date 6/04/2030)	500,000	534,254
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	70,000	71,629
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	77,298
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	145,000	142,468
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	170,000	166,664
Ohio Air Quality Development Authority Rev. (Dayton Power And Light Co. Project), “A”, 4.25%, 11/01/2040 (Put Date 6/01/2027)	500,000	485,767
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2032	600,000	593,583
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	200,000	204,488
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	80,817
		$3,351,579
Oklahoma - 0.7%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$111,277
Rogers County, OK, Educational Facilities Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2032	500,000	540,130
		$651,407
Oregon - 2.1%
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	$5,000	$4,179
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	10,000	8,592
Oregon Facilities Authority Rev. (Legacy Health Project), “B”, 5%, 6/01/2030	1,000,000	1,068,045
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	115,000	95,934
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	125,000	120,026
Port of Portland, OR, International Airport Rev., 5%, 7/01/2032	500,000	521,488
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Port of Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	$105,000	$109,388
		$1,927,652
Pennsylvania - 5.3%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	$10,000	$10,245
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	65,000	56,414
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	26,058
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	455,000	392,154
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	74,725
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 2.815% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	795,000	698,252
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	10,000	7,030
East Bethlehem, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	137,552
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2031	440,000	460,624
Indiana County, PA Industrial Development Authority Rev. (Student Cooperative Association, Inc./Indiana University of Pennsylvania Project), BAM, 5%, 5/01/2032	450,000	467,233
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	125,000	126,554
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	151,680
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	79,736
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 2.35%, 4/01/2049 (Put Date 1/17/2023)	150,000	149,555
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	207,035
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	10,000	7,593
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	310,000	297,691
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	200,000	210,681
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	$665,000	$683,450
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	100,000	95,693
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	76,752
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	500,000	487,013
		$4,903,720
Puerto Rico - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$15,000	$14,908
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	665,000	661,611
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	45,000	43,913
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	12,922	11,877
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	49,801	27,450
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	21,501	21,597
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	43,099	43,516
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	42,709	43,596
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	292,016	298,672
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	40,810	41,606
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	38,698	34,031
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	34,785	29,735
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	29,854	24,498
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	40,591	31,680
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	42,214	31,597
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,400
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$100,000	$74,000
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	165,000	122,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	260,000	193,050
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	14,800
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	66,825
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	29,600
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	29,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,425
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	130,000	96,525
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	9,735
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,437
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	11,137
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	65,000	48,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	70,000	51,975
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	14,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	44,550
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	37,625
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	23,000	20,437
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	20,000	17,081
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	164,000	144,780
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	76,000	65,647
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	823
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	32,802
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	$2,000	$1,848
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	41,000	32,682
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,033
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	597,000	379,619
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	15,000	14,988
		$2,979,986
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	$250,000	$266,266
Rhode Island Housing and Mortgage Finance Corp., “76-A”, 5%, 10/01/2029	550,000	595,240
		$861,506
South Carolina - 0.9%
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	$335,000	$292,224
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	125,000	125,669
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	139,247
University of South Carolina, Special Higher Education Rev. (Moore School of Business Project), “A”, 5%, 5/01/2033	260,000	284,123
		$841,263
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$65,000	$61,115
Tennessee - 11.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$971,471
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	500,000	489,252
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 4%, 4/01/2041	415,000	369,223
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), ETM, 4%, 4/01/2041 (Prerefunded 4/01/2025)	10,000	10,143
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	750,000	755,215
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	$1,000,000	$1,005,750
Memphis, TN, General Improvement, “B”, 5%, 4/01/2034	1,025,000	1,051,818
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	300,000	245,813
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	100,000	72,952
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	968,458
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,106,709
Metropolitan Nashville, TN, Airport Authority Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	380,000	357,700
Nashville, TN, Metropolitan Development and Housing Agency Rev. (Fifth & Broadway Development), 5.125%, 6/01/2036 (n)	500,000	499,235
Shelby County, TN, Health, Educational & Housing Facility Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,542,981
Shelby County, TN, Health, Educational & Housing Facility Board, Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	518,866
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	110,000	110,970
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	81,000
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4%, 7/01/2043	645,000	630,317
		$10,787,873
Texas - 8.9%
Arlington, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4%, 12/01/2026	$100,000	$101,712
Austin, TX, Airport System Rev., 5%, 11/15/2033	1,000,000	1,033,072
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	279,581
Brownsville, TX, 5%, 2/15/2030	200,000	217,888
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2024	100,000	101,386
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2025	100,000	102,311
Central Texas Regional Mobility Authority Subordinate Lien Rev., “D”, 5%, 1/01/2026	150,000	154,841
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	256,120
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	$125,000	$127,287
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	85,798
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	145,000	140,594
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	184,881
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2028	255,000	274,743
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	100,707
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	256,411
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	195,329
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	75,000	72,957
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	200,000	196,406
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Tax and Special Refunding Rev., 4%, 9/01/2027	60,000	61,099
Houston, TX, Independent School District, “A-2”, Texas PSF, 3.5%, 6/01/2039 (Put Date 6/01/2025)	400,000	397,801
Lewisville, TX, General Obligation, 5%, 2/15/2030	850,000	937,581
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2035	500,000	436,546
McLennan County, TX, Waco Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2036	500,000	427,451
North Texas, TX, Municipal Water District Savine Creek Regional Wastewater System Contract Rev., AGM, 5%, 6/01/2032	500,000	551,251
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	200,000	156,548
Port Houston, TX, First Lien Rev., 4%, 10/01/2038	1,000,000	937,551
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (CHRISTUS Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	105,000	111,838
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	160,585
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	75,365
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	127,976
		$8,263,616
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
U.S. Virgin Islands - 0.1%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$25,000	$25,639
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	115,000	115,080
		$140,719
Utah - 1.1%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$194,449
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051	15,147	14,027
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 5%, 9/21/2052	750,000	743,073
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	116,552
		$1,068,101
Vermont - 1.1%
Vermont Student Assistance Corp., Education Loan Rev., Tax-Exempt, “A”, 5%, 6/15/2032	$1,000,000	$1,003,871
Virginia - 0.3%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$93,688
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	186,515
		$280,203
Washington - 1.1%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$210,000	$183,861
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	132,759
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 4%, 6/01/2027	185,000	186,007
Seattle, WA, Port Intermediate Lien Rev., “B”, 5%, 8/01/2029	500,000	527,007
		$1,029,634
West Virginia - 0.5%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	$200,000	$196,643
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	330,000	302,472
		$499,115
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 2.1%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2024	$205,000	$202,992
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2027	290,000	280,752
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2028	195,000	186,715
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), “B”, 4%, 9/15/2029	310,000	293,556
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2030	400,000	368,810
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	150,000	150,906
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	30,000	26,516
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	25,000	23,674
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	125,000	118,155
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	105,000	90,452
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2030	270,000	255,115
		$1,997,643
Total Municipal Bonds (Identified Cost, $97,367,161)		$90,317,457
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$149,000	$126,810
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	393,666	95,701
Total Bonds (Identified Cost, $277,501)		$222,511
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $111,703)	$193,227	$96,614
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 2.64% (v) (Identified Cost, $2,483,080)	2,483,148	$2,483,396

Other Assets, Less Liabilities - (0.1)%		(81,973)
Net Assets - 100.0%		$93,038,005

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,483,396 and $90,636,582, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,334,529, representing 2.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements
26

Financial Statements
Statement of Assets and Liabilities
At 9/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $97,756,365)	$90,636,582
Investments in affiliated issuers, at value (identified cost, $2,483,080)	2,483,396
Receivables for
Investments sold	15,100
Fund shares sold	434,093
Interest	1,110,834
Receivable from investment adviser	15,593
Other assets	89
Total assets	$94,695,687
Liabilities
Payables for
Distributions	$8,669
Investments purchased	500,000
Fund shares reacquired	90,468
When-issued investments purchased	995,953
Payable to affiliates
Administrative services fee	131
Shareholder servicing costs	18,623
Distribution and service fees	886
Accrued expenses and other liabilities	42,952
Total liabilities	$1,657,682
Net assets	$93,038,005
Net assets consist of
Paid-in capital	$101,434,351
Total distributable earnings (loss)	(8,396,346)
Net assets	$93,038,005
Shares of beneficial interest outstanding	10,585,189
27

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$63,825,071	7,260,202	$8.79
Class C	275,519	31,394	8.78
Class I	27,881,377	3,173,312	8.79
Class R6	1,056,038	120,281	8.78

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.18 [100 / 95.75 x $8.79]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements
28

Financial Statements
Statement of Operations
Six months ended 9/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$1,099,102
Dividends from affiliated issuers	21,776
Other	46
Total investment income	$1,120,924
Expenses
Management fee	$149,319
Distribution and service fees	74,009
Shareholder servicing costs	31,625
Administrative services fee	11,726
Independent Trustees' compensation	1,762
Custodian fee	16,366
Shareholder communications	4,363
Audit and tax fees	24,167
Legal fees	190
Registration fees	31,192
Miscellaneous	16,075
Total expenses	$360,794
Reduction of expenses by investment adviser	(96,042)
Net expenses	$264,752
Net investment income (loss)	$856,172
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(314,893)
Affiliated issuers	235
Futures contracts	(24,540)
Net realized gain (loss)	$(339,198)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(5,654,219)
Affiliated issuers	316
Net unrealized gain (loss)	$(5,653,903)
Net realized and unrealized gain (loss)	$(5,993,101)
Change in net assets from operations	$(5,136,929)
See Notes to Financial Statements
29

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22(c)
Change in net assets
From operations
Net investment income (loss)	$856,172	$750,822
Net realized gain (loss)	(339,198)	1,168,752
Net unrealized gain (loss)	(5,653,903)	(5,799,283)
Change in net assets from operations	$(5,136,929)	$(3,879,709)
Total distributions to shareholders	$(846,886)	$(1,148,936)
Change in net assets from fund share transactions	$23,556,730	$80,493,735
Total change in net assets	$17,572,915	$75,465,090
Net assets
At beginning of period	75,465,090	—
At end of period	$93,038,005	$75,465,090

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
See Notes to Financial Statements
30

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22(c)
Net asset value, beginning of period	$9.41	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.13
Net realized and unrealized gain (loss)	(0.62)	(0.59)
Total from investment operations	$(0.53)	$(0.46)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.08)
From net realized gain	—	(0.05)
Total distributions declared to shareholders	$(0.09)	$(0.13)
Net asset value, end of period (x)	$8.79	$9.41
Total return (%) (r)(s)(t)(x)	(5.69)(n)	(4.62)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93(a)	0.97(a)
Expenses after expense reductions (f)	0.70(a)	0.70(a)
Net investment income (loss)	1.94(a)	1.46(a)
Portfolio turnover	20(n)	165(n)
Net assets at end of period (000 omitted)	$63,825	$54,967
See Notes to Financial Statements
31

Financial Highlights – continued
Class C	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22(c)
Net asset value, beginning of period	$9.39	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.03
Net realized and unrealized gain (loss)	(0.62)	(0.56)
Total from investment operations	$(0.56)	$(0.53)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.03)
From net realized gain	—	(0.05)
Total distributions declared to shareholders	$(0.05)	$(0.08)
Net asset value, end of period (x)	$8.78	$9.39
Total return (%) (r)(s)(t)(x)	(5.95)(n)	(5.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.82(a)
Expenses after expense reductions (f)	1.45(a)	1.43(a)
Net investment income (loss)	1.24(a)	0.36(a)
Portfolio turnover	20(n)	165(n)
Net assets at end of period (000 omitted)	$276	$74
See Notes to Financial Statements
32

Financial Highlights – continued
Class I	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22(c)
Net asset value, beginning of period	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.15
Net realized and unrealized gain (loss)	(0.61)	(0.60)
Total from investment operations	$(0.51)	$(0.45)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)
From net realized gain	—	(0.05)
Total distributions declared to shareholders	$(0.10)	$(0.15)
Net asset value, end of period (x)	$8.79	$9.40
Total return (%) (r)(s)(t)(x)	(5.48)(n)	(4.53)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67(a)	0.72(a)
Expenses after expense reductions (f)	0.45(a)	0.45(a)
Net investment income (loss)	2.16(a)	1.70(a)
Portfolio turnover	20(n)	165(n)
Net assets at end of period (000 omitted)	$27,881	$20,041
See Notes to Financial Statements
33

Financial Highlights – continued
Class R6	Six months ended	Year ended
	9/30/22 (unaudited)	3/31/22(c)
Net asset value, beginning of period	$9.40	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.08
Net realized and unrealized gain (loss)	(0.62)	(0.52)
Total from investment operations	$(0.52)	$(0.44)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)
From net realized gain	—	(0.05)
Total distributions declared to shareholders	$(0.10)	$(0.16)
Net asset value, end of period (x)	$8.78	$9.40
Total return (%) (r)(s)(t)(x)	(5.55)(n)	(4.49)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60(a)	0.85(a)
Expenses after expense reductions (f)	0.38(a)	0.37(a)
Net investment income (loss)	2.24(a)	0.93(a)
Portfolio turnover	20(n)	165(n)
Net assets at end of period (000 omitted)	$1,056	$383

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
34

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Intermediate Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the
35

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from
36

Notes to Financial Statements (unaudited) - continued
quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,414,071	$—	$90,414,071
U.S. Corporate Bonds	—	222,511	—	222,511
Mutual Funds	2,483,396	—	—	2,483,396
Total	$2,483,396	$90,636,582	$—	$93,119,978
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At September 30, 2022, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(24,540)
There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.
37

Notes to Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the
38

Notes to Financial Statements (unaudited) - continued
insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
39

Notes to Financial Statements (unaudited) - continued
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended September 30, 2022, custody fees were not reduced.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 3/31/22 (c)
Ordinary income (including any short-term capital gains)	$8,090
Tax-exempt income	705,827
Long-term capital gains	435,019
Total distributions	$1,148,936

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
40

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 9/30/22
Cost of investments	$100,239,445
Gross appreciation	86,111
Gross depreciation	(7,205,578)
Net unrealized appreciation (depreciation)	$(7,119,467)
As of 3/31/22
Undistributed ordinary income	15,072
Undistributed tax-exempt income	171,014
Undistributed long-term capital gain	66,605
Capital loss carryforwards	(961,484)
Other temporary differences	(104,025)
Net unrealized appreciation (depreciation)	(1,599,713)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of March 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(961,484)
The availability of $961,484 of the capital loss carryforwards, which were acquired on October 1, 2021 in connection with the MFS Tennessee Municipal Bond Fund merger, may be limited in a given year.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 9/30/22	Year ended 3/31/22(c)
Class A	$560,646	$736,479
Class C	1,096	619
Class I	280,094	298,274
Class R6	5,050	113,564
Total	$846,886	$1,148,936

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
41

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.35%
In excess of $1 billion and up to $2.5 billion	0.325%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, this management fee reduction amounted to $6,073, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R6
0.70%	1.45%	0.45%	0.38%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2023. For the six months ended September 30, 2022, this reduction amounted to $89,969, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $322 for the six months ended September 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
42

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 73,105
Class C	0.75%	0.25%	1.00%	1.00%	904
Total Distribution and Service Fees					$74,009
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended September 30, 2022.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended September 30, 2022.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2022, the fee was $1,463, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $30,162.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2022 was equivalent to an annual effective rate of 0.0275% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
43

Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On May 18, 2021, MFS purchased the following shares as an initial investment in the fund:
Class	Shares	Amount
Class A	20,000	$200,000
Class C	5,000	$50,000
Class I	5,000	$50,000
Class R6	2,470,000	$24,700,000
On the following dates, MFS redeemed fund shares:
Class	Date	Shares	Amount
Class A	12/02/21	15,000	$150,000
Class A	8/03/22	5,143	$48,190
Class I	8/03/22	5,118	$47,904
Class R6	11/02/21	802,407	$8,000,000
Class R6	11/05/21	501,002	$5,000,000
Class R6	11/17/21	911,824	$9,100,000
Class R6	12/02/21	266,150	$2,661,500
During the six months ended September 30, 2022, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,450,828. The sales transactions resulted in net realized gains (losses) of $(48,479).
(4) Portfolio Securities
For the six months ended September 30, 2022, purchases and sales of investments, other than short-term obligations, aggregated $43,056,292 and $16,514,535, respectively.
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 9/30/22		Year ended 3/31/22 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,219,089	$20,308,223	90,933	$887,477
Class C	23,443	215,483	7,805	78,000
Class I	3,555,894	32,611,341	304,947	3,004,964
Class R6	80,043	722,746	2,470,129	24,701,293
	5,878,469	$53,857,793	2,873,814	$28,671,734
Shares issued in connection with acquisition of MFS Tennessee Municipal Bond Fund
Class A			6,689,484	$66,961,734
Class I			2,514,310	25,143,101
Class R6			82,906	829,885
			9,286,700	$92,934,720
Shares issued to shareholders in reinvestment of distributions
Class A	56,153	$512,954	68,156	$671,892
Class C	121	1,096	63	619
Class I	30,559	278,930	29,711	292,402
Class R6	557	5,050	11,341	113,564
	87,390	$798,030	109,271	$1,078,477
Shares reacquired
Class A	(857,339)	$(7,874,376)	(1,006,274)	$(9,943,602)
Class C	(24)	(215)	(14)	(142)
Class I	(2,545,223)	(23,214,227)	(716,886)	(7,066,014)
Class R6	(1,118)	(10,275)	(2,523,577)	(25,181,438)
	(3,403,704)	$(31,099,093)	(4,246,751)	$(42,191,196)
Net change
Class A	1,417,903	$12,946,801	5,842,299	$58,577,501
Class C	23,540	216,364	7,854	78,477
Class I	1,041,230	9,676,044	2,132,082	21,374,453
Class R6	79,482	717,521	40,799	463,304
	2,562,155	$23,556,730	8,023,034	$80,493,735

(c)	For the period from the commencement of the fund’s investment operations, May 18, 2021, through the stated period end.
45

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended September 30, 2022, the fund’s commitment fee and interest expense were $178 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,342,611	$50,060,278	$51,920,044	$235	$316	$2,483,396

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,776	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the
46

Notes to Financial Statements (unaudited) - continued
transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Acquisitions
At close of business on October 1, 2021, the fund with net assets of approximately $25,706,956, acquired all of the assets and liabilities of MFS Tennessee Municipal Bond Fund, a series of MFS Municipal Series Trust. The purpose of the transaction was to provide shareholders of MFS Tennessee Municipal Bond Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 9,286,700 shares of the fund (valued at approximately $92,934,720) for all of the assets and liabilities of MFS Tennessee Municipal Bond Fund. MFS Tennessee Municipal Bond Fund then distributed the shares of the fund that MFS Tennessee Municipal Bond Fund received from the fund to its shareholders. MFS Tennessee Municipal Bond Fund’s investments on that date were valued at approximately $100,999,446 with a cost basis of approximately $96,665,727. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from MFS Tennessee Municipal Bond Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
(10) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
47

Board Review of Investment Advisory Agreement
MFS Municipal Intermediate Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (ii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the
48

Board Review of Investment Advisory Agreement - continued
other MFS Funds. The comparative fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
The Trustees noted that the Fund commenced operations on May 18, 2021; therefore, no performance data for the one-, three- or five-year periods was available.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last semi-annual period), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
49

Board Review of Investment Advisory Agreement - continued
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research
50

Board Review of Investment Advisory Agreement - continued
from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: November 14, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: November 14, 2022

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2022

* Print name and title of each signing officer under his or her signature.